UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Linda L. Wisniewski, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 8.22%. The Portfolio compares its performance to the Active/Passive Aggressive Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 9.00% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. The Emerging Markets Equity Portfolio and the Domestic Equity Portfolio both benefited from strong security selection in the Industrials sector. A fixed income underlying fund - the Multi-Sector Bond Portfolio - also contributed to the Portfolio’s relative results, benefiting from the strong credit environment and exposure to emerging market debt during the period.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions primarily detracted from relative results during the period. An overweight position to fixed income and the resulting underweight to equity and commodities was negative for results. Partially offsetting the negative impact was an underweight to the weak performing real estate asset class and a tactical decision to add value factor exposure to the Portfolio.

How did the Portfolio perform since inception?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio since inception. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Active/Passive Aggressive Portfolio	Active/Passive Aggressive Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,822.05	10,900.00	10,315.27	11,099.53

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$53,272
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid (000's)	$19

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Aggressive Portfolio	8.22%
Active/Passive Aggressive Portfolio Blended Composite Benchmark *	9.00%
Bloomberg® U.S. Aggregate Bond Index	3.15%
S&P 500® Index	11.00%

* Active/Passive Aggressive Portfolio Blended Composite Benchmark: S&P 500® Index (33%), S&P 400® MidCap Index (9%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (21%), MSCI® Emerging Markets Index (7%), Dow Jones U.S. Select REIT Index (5%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (15%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	10.1%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	9.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	8.1%
iShares Core U.S. Aggregate Bond ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.6%
iShares Core MSCI EAFE ETF	5.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.5%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
49.6%
Foreign Equity
26.8%
Fixed Income
19.1%
Commodities
2.5%
Short-Term Investments & Other Net Assets
2.0%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Commodities	2.5%
Fixed Income	19.1%
Foreign Equity	26.8%
Domestic Equity	49.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 4.81%. The Portfolio compares its performance to the Active/Passive Conservative Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 5.03% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. The Emerging Markets Equity Portfolio and the Domestic Equity Portfolio both benefited from strong security selection in the Industrials sector. A fixed income underlying fund - the Multi-Sector Bond Portfolio - also contributed to the Portfolio’s relative results, benefiting from the strong credit environment and exposure to emerging market debt during the period.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions primarily detracted from relative results during the period. An overweight position to fixed income and the resulting underweight to equity and commodities was negative for results. Partially offsetting the negative impact was an underweight to the weak performing real estate asset class and a tactical decision to add value factor exposure to the Portfolio.

How did the Portfolio perform since inception?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio since inception. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Active/Passive Conservative Portfolio	Active/Passive Conservative Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,480.73	10,503.19	11,099.53	10,315.27

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$29,544
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	9%
Net Investment Advisory Fees Paid (000's)	$14

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Conservative Portfolio	4.81%
Active/Passive Conservative Portfolio Blended Composite Benchmark *	5.03%
S&P 500® Index	11.00%
Bloomberg® U.S. Aggregate Bond Index	3.15%

* Active/Passive Conservative Portfolio Blended Composite Benchmark: S&P 500® Index (10%), S&P 400® MidCap Index (3%), MSCI® EAFE Index (6%), MSCI® Emerging Markets Index (3%), Dow Jones U.S. Select REIT Index (3%), Bloomberg® Commodity IndexSM (3%), Bloomberg® Barclays U.S. Aggregate Bond Index (70%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core U.S. Aggregate Bond ETF	29.5%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.6%
State Street SPDR Portfolio Long Term Treasury ETF	5.0%
iShares Core S&P 500 ETF	3.0%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.4%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	2.0%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	1.5%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
72.9%
Domestic Equity
16.0%
Foreign Equity
8.4%
Commodities
1.5%
Short-Term Investments & Other Net Assets
1.2%
0
20
40
60
80

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Commodities	1.5%
Foreign Equity	8.4%
Domestic Equity	16.0%
Fixed Income	72.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Active/Passive Very Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Very Aggressive Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 9.81%. The Portfolio compares its performance to the Active/Passive Very Aggressive Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 10.23% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. Notable contributors were the Emerging Markets Equity Portfolio and the Domestic Equity Portfolio, which both benefited from strong security selection in the Industrials sector.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions contributed to relative results during the period. An underweight position to the real estate asset class and an overweight to U.S. small cap equity were beneficial. In addition, a tactical decision to add value factor exposure to the Portfolio through positions in the iShares MSCI USA Value Factor ETF and the Dimensional International Value ETF boosted relative results.

How did the Portfolio perform since inception?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio since inception. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Active/Passive Very Aggressive Portfolio	Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,980.85	11,023.21	10,315.27	11,099.53

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$49,716
# of Portfolio Holdings (Derivatives not included, if applicable)	22
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid (000's)	$18

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Very Aggressive Portfolio	9.81%
Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *	10.23%
Bloomberg® U.S. Aggregate Bond Index	3.15%
S&P 500® Index	11.00%

* Active/Passive Very Aggressive Portfolio Blended Composite Benchmark: S&P 500® Index (38%), S&P 400® MidCap Index (11%), S&P SmallCap 600 Index (5%), MSCI® EAFE Index (25%), MSCI® Emerging Markets Index (10%), Dow Jones U.S. Select REIT Index (5%), Bloomberg® Commodity IndexSM (4%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	13.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	8.3%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.8%
iShares Core MSCI EAFE ETF	5.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
60.3%
Foreign Equity
35.0%
Commodities
2.0%
Short-Term Investments & Other Net Assets
2.7%
0
10
20
30
40
50
60
70

Value	Value
Short-Term Investments & Other Net Assets	2.7%
Commodities	2.0%
Foreign Equity	35.0%
Domestic Equity	60.3%

Material Portfolio Changes

Effective 9/15/2025, the name of the Portfolio has been changed to the Active/Passive Very Aggressive Portfolio. Additionally, the Portfolio's 80% investment policy was eliminated. This is a summary of certain changes to the Portfolio since 6/30/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

ACTIVE/PASSIVE MODERATE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Active/Passive Moderate Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Moderate Portfolio	$16	0.15%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.46%. The Portfolio compares its performance to the Active/Passive Moderate Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 15.49% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  The Portfolio relative performance was helped by strength among the fixed income underlying funds, including the Multi-Sector Bond Portfolio and the Select Bond Portfolio, with both benefiting from the strong credit environment during the year. The Emerging Markets Equity Portfolio was also a strong contributor, as security selection strength in Asia provided significant excess returns.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector.

  Tactical allocation decisions largely detracted from relative results during the year. Overweight positions to U.S. small and mid cap companies relative to the benchmark were notable detractors, as the source of these overweights, primarily large cap U.S. equity, emerging markets and commodities, were relative winners. An overweight position to fixed income during the year also held back relative results.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Active/Passive Moderate Portfolio	Active/Passive Moderate Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	10,778.77	10,921.36	10,264.72	11,195.99
12/2017	12,382.04	12,621.54	10,628.29	13,640.26
12/2018	11,778.33	11,960.14	10,629.48	13,042.23
12/2019	14,261.33	14,559.23	11,556.04	17,148.76
12/2020	16,177.01	16,684.27	12,423.50	20,303.93
12/2021	17,867.56	18,860.83	12,231.95	26,132.25
12/2022	15,217.29	15,951.09	10,640.54	21,399.47
12/2023	17,535.69	18,613.52	11,228.84	27,024.88
12/2024	19,239.40	20,596.95	11,369.22	33,786.42
12/2025	22,022.12	23,787.52	12,199.28	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$298,981
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	22%
Net Investment Advisory Fees Paid (000's)	$283

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Active/Passive Moderate Portfolio	14.46%	6.36%	8.21%
Active/Passive Moderate Portfolio Blended Composite Benchmark *	15.49%	7.35%	9.05%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

* Active/Passive Moderate Portfolio Blended Composite Benchmark: S&P 500® Index (28%), S&P 400® MidCap Index (7%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (15%), MSCI® Emerging Markets Index (6%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (30%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	18.1%
iShares Core S&P 500 ETF	9.3%
iShares Core U.S. Aggregate Bond ETF	7.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3.7%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
41.8%
Fixed Income
33.8%
Foreign Equity
19.9%
Commodities
0.2%
Short-Term Investments & Other Net Assets
4.3%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	4.3%
Commodities	0.2%
Foreign Equity	19.9%
Fixed Income	33.8%
Domestic Equity	41.8%

Material Portfolio Changes

Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets.  Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE MODERATE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

ACTIVE/PASSIVE BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Active/Passive Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Balanced Portfolio	$12	0.11%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 12.19%. The Portfolio compares its performance to the Active/Passive Balanced Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 12.80% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  The Portfolio’s relative performance was helped by strength among the fixed income underlying funds, including the Multi-Sector Bond Portfolio and the Select Bond Portfolio, with both benefiting from the strong credit environment during the year. The Emerging Markets Equity Portfolio was also a strong contributor, as security selection strength in Asia provided significant excess returns.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector.

  Tactical allocation decisions largely detracted from relative results during the year. Overweight positions to U.S. small and mid cap companies relative to the benchmark were notable detractors, as the source of these overweights, primarily large cap U.S. equity, emerging markets and commodities, were relative winners. An overweight position to fixed income during the year also held back relative results.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Active/Passive Balanced Portfolio	Active/Passive Balanced Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	10,658.25	10,760.98	11,195.99	10,264.72
12/2017	11,935.58	12,096.47	13,640.26	10,628.29
12/2018	11,523.53	11,644.55	13,042.23	10,629.48
12/2019	13,588.79	13,799.75	17,148.76	11,556.04
12/2020	15,286.14	15,607.10	20,303.93	12,423.50
12/2021	16,441.68	17,104.14	26,132.25	12,231.95
12/2022	14,117.56	14,621.22	21,399.47	10,640.54
12/2023	15,962.74	16,664.73	27,024.88	11,228.84
12/2024	17,148.02	17,988.89	33,786.42	11,369.22
12/2025	19,239.12	20,292.09	39,827.45	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,968,661
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$1,931

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Active/Passive Balanced Portfolio	12.19%	4.71%	6.76%
Active/Passive Balanced Portfolio Blended Composite Benchmark *	12.80%	5.39%	7.33%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

* Active/Passive Balanced Portfolio Blended Composite Benchmark: S&P 500® Index (17%), S&P MidCap 400® Index (5%), S&P SmallCap 600® Index (3%), MSCI® EAFE Index (10%), MSCI® Emerging Markets Index (5%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (4%), Bloomberg® Barclays U.S. Aggregate Bond Index (50%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.1%
iShares Core U.S. Aggregate Bond ETF	14.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	5.3%
State Street SPDR Portfolio Long Term Treasury ETF	5.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.9%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.6%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	3.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	2.5%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	2.4%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
53.1%
Domestic Equity
28.9%
Foreign Equity
14.0%
Commodities
0.2%
Short-Term Investments & Other Net Assets
3.8%
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	3.8%
Commodities	0.2%
Foreign Equity	14.0%
Domestic Equity	28.9%
Fixed Income	53.1%

Material Portfolio Changes

Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets. Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$54	0.50%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.43%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  In 2025, U.S. equity markets generated a strong positive return, shrugging off concerns around tariffs, inflation and the labor market. Ongoing investor excitement was driven by optimism around AI-related spending and potential rate cuts by the Federal Reserve.

  The Portfolio’s relative performance benefited from positive stock selection in several sectors, including Communication Services, Industrials, Consumer Discretionary, Utilities and Energy.

  In the Communication Services sector, Alphabet, Inc. - Class A was the top contributing name during the year, with the Portfolio maintaining an average overweight exposure throughout the period. Additionally, there were two overweight positions in the Industrials sector, Northrop Grumman Corp. and Southwest Airlines Co., both of which were top contributors to relative performance. Other top contributors included UnitedHealth Group, Inc., an out-of-benchmark holding in Seagate Technology Holdings PLC and General Motors Co.

  Stock selection in Consumer Discretionary, Information Technology and Real Estate sectors detracted from relative performance during the period. An underweight allocation to the Financials Sector also detracted from relative performance.

  Individual detractors to relative performance for the Portfolio during the period included overweight positions in Conagra Brands, Inc., Merck & Co, Inc. and Baxter International, Inc. Performance relative to the benchmark was also negatively affected by the Portfolio’s lack of exposure to the Information Technology company, Micron Technology, Inc.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Domestic Equity Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,498.01	11,734.03	11,195.99
12/2017	13,081.90	13,337.37	13,640.26
12/2018	12,714.02	12,234.78	13,042.23
12/2019	15,354.57	15,482.04	17,148.76
12/2020	15,466.52	15,914.86	20,303.93
12/2021	18,979.46	19,919.09	26,132.25
12/2022	18,412.71	18,417.64	21,399.47
12/2023	19,096.65	20,528.77	27,024.88
12/2024	20,446.63	23,478.38	33,786.42
12/2025	23,397.60	27,212.98	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,173,322
# of Portfolio Holdings (Derivatives not included, if applicable)	71
Portfolio Turnover Rate	105%
Net Investment Advisory Fees Paid (000's)	$5,203

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Domestic Equity Portfolio	14.43%	8.63%	8.87%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Citigroup, Inc.	4.1%
Alphabet, Inc. - Class A	3.9%
Cisco Systems, Inc.	2.8%
General Motors Co.	2.6%
Microsoft Corp.	2.5%
Exxon Mobil Corp.	2.5%
Capital One Financial Corp.	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.4%
Amazon.com, Inc.	2.4%

Sector Weightings (% of net assets)

% Weighting
Financials
21.5%
Health Care
13.2%
Industrials
11.9%
Information Technology
10.2%
Consumer Staples
9.6%
Consumer Discretionary
8.2%
Materials
6.1%
Communication Services
6.0%
Energy
5.5%
Utilities
4.0%
Real Estate
1.9%
Short-Term Investments & Other Net Assets
1.9%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.9%
Utilities	4.0%
Energy	5.5%
Communication Services	6.0%
Materials	6.1%
Consumer Discretionary	8.2%
Consumer Staples	9.6%
Information Technology	10.2%
Industrials	11.9%
Health Care	13.2%
Financials	21.5%

Material Portfolio Changes

Effective 7/31/2025, Putnam Investment Management, LLC ("Putnam"), replaced Delaware Investments Fund Advisers as the sub-adviser to the Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$100	0.85%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 34.19%. The Portfolio compares its performance to the MSCI® Emerging Markets Index (Net), which returned 33.57% for the same period.

  Emerging market equities ended 2025 with robust gains, outperforming developed markets. Policy uncertainty, alongside concerns over U.S. fiscal discipline, contributed to U.S. dollar weakness, which supported emerging market performance. The U.S. Federal Reserve’s interest rate cuts later in the year provided an additional tailwind. Separately, China’s artificial intelligence (AI) breakthrough in early 2025 prompted a global tech sell-off, though confidence soon rebounded.

  The Portfolio benefited from robust performance in Taiwan and Korea’s tech sectors, driven primarily by advances in artificial intelligence.

  In Taiwan, standout performers included Delta Electronics, Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and ASE Technology Holding Co., Ltd. The Portfolio maintained diversified exposure across the AI supply chain, spanning semiconductor manufacturing, design and data center-orientated names. Similarly, in Korea, memory chip producers SK Hynix, Inc. and Samsung Electronics Co., Ltd. outperformed, alongside power equipment maker HD Hyundai Electric Co., Ltd.

  China and India both detracted from relative performance amid concerns over domestic growth and tariff-related uncertainty.

  Detractors in China and India included Giant Biogene Holding Co., Ltd., Indian Hotels Co., Ltd., HDFC Bank, Ltd. and Tata Consultancy Services, Ltd. Globant, the Argentina-based technology solutions provider, was another major stock detractor, falling due to expectations of softening demand in its core U.S market.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared with an index that closely aligns with the Portfolio’s investment strategy and that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Emerging Markets Equity Portfolio	MSCI® Emerging Markets Index (Net)
12/2015	$10,000.00	$10,000.00
12/2016	10,906.49	11,118.79
12/2017	13,942.78	15,264.33
12/2018	12,025.08	13,040.51
12/2019	14,502.16	15,442.89
12/2020	18,396.79	18,269.71
12/2021	17,559.32	17,805.46
12/2022	13,120.86	14,228.09
12/2023	14,027.40	15,626.43
12/2024	14,591.97	16,799.07
12/2025	19,581.18	22,437.80

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,299,101
# of Portfolio Holdings (Derivatives not included, if applicable)	61
Portfolio Turnover Rate	35%
Net Investment Advisory Fees Paid (000's)	$9,200

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Emerging Markets Equity Portfolio	34.19%	1.26%	6.95%
MSCI® Emerging Markets Index (Net)	33.57%	4.20%	8.42%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Tencent Holdings, Ltd.	7.8%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.5%
HDFC Bank, Ltd.	4.0%
Grupo Mexico SAB de CV	3.8%
SK Hynix, Inc.	3.0%
Contemporary Amperex Technology Co., Ltd. - Class A	2.2%
Al Rajhi Bank	1.8%
Bank Negara Indonesia Persero Tbk PT	1.8%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Energy	0.6%
Utilities	0.9%
Health Care	1.9%
Real Estate	2.8%
Consumer Staples	2.9%
Materials	5.9%
Industrials	8.6%
Communication Services	10.9%
Consumer Discretionary	11.0%
Financials	24.2%
Information Technology	29.6%

Investments by Country of Risk (% of net assets)

Value	Value
Other	19.7%
Mexico	5.6%
South Korea	12.9%
India	16.9%
Taiwan	17.5%
China	26.7%

Material Portfolio Changes

Effective 8/1/2025, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver applicable to the Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$61	0.57%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.48%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  U.S. equity markets rose, rebounding after early tariff concerns, supported by improved trade negotiations, fiscal stimulus from new tax legislation, and favorable corporate earnings. Investor interest in artificial intelligence and other high-growth sectors further boosted momentum.

  Stock selection in Industrials and Business Services contributed to relative performance. Shares of General Electric Co. advanced as robust aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, and increased share buybacks and dividends further supported investor confidence.

  In Consumer Discretionary, an underweight exposure and stock selection also added value. Las Vegas Sands Corp. shares benefited from improving tourism trends and reinvestment in Macau. Management’s expanded share buyback program also buoyed investor optimism for the company’s long-term growth prospects.

  In contrast, stock selection in Materials detracted substantially from relative performance. Shares of International Paper Co. declined due to weaker earnings, soft packaging demand, and higher costs. Mill closures, business divestitures, reduced guidance and potential DS Smith integration challenges further strained sentiment.

  Stock selection in Consumer Staples also hurt results. Kimberly-Clark Corp. shares fell on tariff driven costs, lower profit guidance, private label competition, and concerns over risks related to Kenvue, Inc’s acquisition.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Equity Income Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,916.81	11,734.03	11,195.99
12/2017	13,852.48	13,337.37	13,640.26
12/2018	12,557.49	12,234.78	13,042.23
12/2019	15,899.64	15,482.04	17,148.76
12/2020	16,090.91	15,914.86	20,303.93
12/2021	20,226.57	19,919.09	26,132.25
12/2022	19,575.38	18,417.64	21,399.47
12/2023	21,471.14	20,528.77	27,024.88
12/2024	24,020.94	23,478.38	33,786.42
12/2025	27,498.29	27,212.98	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$771,675
# of Portfolio Holdings (Derivatives not included, if applicable)	124
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid (000's)	$4,066

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Equity Income Portfolio	14.48%	11.31%	10.64%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Alphabet, Inc., Various	3.4%
The Southern Co., Various	2.2%
QUALCOMM, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
The Charles Schwab Corp.	1.9%
The Boeing Co., Various	1.8%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%

Sector Weightings (% of net assets)

% Weighting
Financials 22.5%
Industrials 14.1%
Health Care 13.4%
Information Technology 10.5%
Energy 8.4%
Consumer Staples 6.8%
Communication Services 6.7%
Utilities 6.1%
Consumer Discretionary 4.2%
Real Estate 3.5%
Materials 2.9%
Short-Term Investments & Other Net Assets 0.9%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	2.9%
Real Estate	3.5%
Consumer Discretionary	4.2%
Utilities	6.1%
Communication Services	6.7%
Consumer Staples	6.8%
Energy	8.4%
Information Technology	10.5%
Health Care	13.4%
Industrials	14.1%
Financials	22.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$66	0.61%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.91%. The Portfolio compares its performance to the Russell 1000® Growth Index, which returned 18.56% for the same period.

  All aspects of the portfolio manager’s quality-growth-valuation investment thesis must be present simultaneously to make an investment. Often the research is completed well in advance of the opportunity to invest. The portfolio manager maintains coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Deere & Co., Nike, Inc., Novo Nordisk A/S, ADR, Regeneron Pharmaceuticals Inc., Thermo Fisher Scientific, Inc., and Vertex Pharmaceuticals Inc. as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba Group Holding, Ltd., ADR, Netflix, Inc., Oracle Corp., Qualcomm, Inc., and Yum China Holdings, Inc. to finance purchases and manage position size.

  Stock selection in the Consumer Staples, Consumer Discretionary, and Industrials sectors, along with our allocations in the Communication Services and Health Care sectors, contributed positively to relative performance.

  The Portfolio’s positions in Alphabet, Inc., Nvidia Corp., and The Boeing Co. contributed the most to performance.

  Stock selection in the Health Care, Communication Services, Financials, and Information Technology sectors, along with our allocations in the Information Technology, Consumer Discretionary, Financials, and Consumer Staples sectors, detracted from relative performance.

  The Portfolio’s positions in Novo Nordisk A/S, ADR, Salesforce, Inc., and FactSet Research Systems, Inc. detracted the most from relative performance.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Focused Appreciation Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,587.46	10,707.66	11,195.99
12/2017	14,147.19	13,942.63	13,640.26
12/2018	13,816.25	13,731.58	13,042.23
12/2019	18,233.49	18,728.42	17,148.76
12/2020	24,167.82	25,937.60	20,303.93
12/2021	28,735.74	33,095.52	26,132.25
12/2022	20,739.67	23,452.45	21,399.47
12/2023	31,315.37	33,461.55	27,024.88
12/2024	42,096.25	44,623.11	33,786.42
12/2025	48,371.71	52,905.34	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,548,931
# of Portfolio Holdings (Derivatives not included, if applicable)	37
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$8,876

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Focused Appreciation Portfolio	14.91%	14.89%	17.07%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	10.9%
Alphabet, Inc., Various	8.8%
Tesla, Inc.	8.5%
Meta Platforms, Inc. - Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. - Class A	4.7%
Oracle Corp.	4.7%
The Boeing Co.	4.6%
Microsoft Corp.	4.2%

Sector Weightings (% of net assets)

% Weighting
Information Technology
29.4%
Communication Services
23.6%
Consumer Discretionary
16.9%
Health Care
11.8%
Financials
7.6%
Industrials
6.7%
Consumer Staples
2.9%
Short-Term Investments & Other Net Assets
1.1%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Consumer Staples	2.9%
Industrials	6.7%
Financials	7.6%
Health Care	11.8%
Consumer Discretionary	16.9%
Communication Services	23.6%
Information Technology	29.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$34	0.33%

Portfolio Statistics

  Total Net Assets (000's)$500,032
  # of Portfolio Holdings (Derivatives not included, if applicable)124
  Net Investment Advisory Fees Paid (000's)$1,513

What did the Portfolio invest in? (Derivatives not included, if applicable)

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-0.1%
Repurchase Agreements	41.0%
US Government & Agencies	59.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$46	0.42%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 19.40%. The Portfolio compares its performance to the Russell 1000® Growth Index, which returned 18.56% for the same period.

  Large-cap U.S. stocks rose in 2025. After a challenging start to the year, the market rebounded, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history and heightened valuations among artificial intelligence-related companies.

  Stock selection in the Consumer Discretionary and Industrials and Business Services sectors contributed to relative performance.

  The top contributor among the Consumer Discretionary holdings was Carvana, as the company delivered multiple quarters of thesis-confirming results, highlighted by strong growth in units sold and total revenue alongside better-than-expected gross profit per unit. Within Industrials and Business Services, the position in GE Aerospace added value as the company continued to benefit from a multi-year aerospace recovery.

  Conversely, stock selection and an underweight in Information Technology detracted from relative returns. Health Care also hurt due to security selection.

  The leading detractor in Information Technology was ServiceNow, which underperformed amid a challenging environment for software stocks. In Health Care, UnitedHealth Group drove underperformance due to several headwinds, including a downward guidance revision due to higher-than-expected medical expenditures and news that its chief executive officer would be stepping down.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Growth Stock Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,246.79	10,707.66	11,195.99
12/2017	12,733.19	13,942.63	13,640.26
12/2018	12,893.39	13,731.58	13,042.23
12/2019	16,720.77	18,728.42	17,148.76
12/2020	22,568.67	25,937.60	20,303.93
12/2021	26,330.59	33,095.52	26,132.25
12/2022	16,141.32	23,452.45	21,399.47
12/2023	24,162.12	33,461.55	27,024.88
12/2024	33,301.43	44,623.11	33,786.42
12/2025	39,762.92	52,905.34	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,500,600
# of Portfolio Holdings (Derivatives not included, if applicable)	59
Portfolio Turnover Rate	11%
Net Investment Advisory Fees Paid (000's)	$5,636

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Growth Stock Portfolio	19.40%	11.99%	14.80%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	15.6%
Microsoft Corp.	9.4%
Apple, Inc.	8.6%
Alphabet, Inc., Various	7.8%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc. - Class A	4.9%
Broadcom, Inc.	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.3%
Visa, Inc. - Class A	3.0%

Sector Weightings (% of net assets)

% Weighting
Information Technology
46.4%
Consumer Discretionary
17.3%
Communication Services
15.6%
Financials
8.2%
Health Care
7.1%
Industrials
3.3%
Consumer Staples
0.7%
Materials
0.6%
Utilities
0.5%
Short-Term Investments & Other Net Assets
0.3%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Utilities	0.5%
Materials	0.6%
Consumer Staples	0.7%
Industrials	3.3%
Health Care	7.1%
Financials	8.2%
Communication Services	15.6%
Consumer Discretionary	17.3%
Information Technology	46.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$48	0.46%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 8.49%. The Portfolio compares its performance to the Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index, which returned 8.62% for the same period.

  The high-yield market in 2025 proved very resilient in the face of tariffs, wars and overall economic concerns. The high-yield market also experienced credit spreads at levels well inside of historical medians.

  The Portfolio was positively impacted by security selection in the period, especially in the Midstream, Building Materials, Retail, Chemicals, Consumer Products, Packaging, Railroads and Electric Utilities sectors. The Portfolio was also positively impacted by its underweight allocation to the underperforming Retail sector.

  Specific Portfolio holdings that positively impacted relative performance included Foundation Building Materials, Beach Acquisition Bidco LLC (Sketchers), CP Atlas Buyer, Inc. (American Bath), Millennium Escrow Corp. (Centerfield Media Partners) and Allied Universal Holdco LLC.

  The Portfolio was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireless Telecommunications and Media & Entertainment sectors. It was also negatively impacted by security selection in the Cable & Satellite and Automotive sectors.

  Specific Portfolio holdings that negatively impacted relative performance included Ardagh Metal Packaging Finance USA LLC, Real Hero Merger, Condor Merger (MacFee), WarnerMedia Holdings, Inc. and Organon & Co.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	High Yield Bond Portfolio	Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,459.50	11,712.99	10,264.72
12/2017	12,248.15	12,591.82	10,628.29
12/2018	11,916.59	12,329.37	10,629.48
12/2019	13,700.35	14,094.77	11,556.04
12/2020	14,610.41	15,088.10	12,423.50
12/2021	15,385.65	15,881.83	12,231.95
12/2022	13,642.11	14,105.99	10,640.54
12/2023	15,448.47	16,002.32	11,228.84
12/2024	16,434.81	17,313.41	11,369.22
12/2025	17,830.44	18,806.30	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$712,641
# of Portfolio Holdings (Derivatives not included, if applicable)	522
Portfolio Turnover Rate	35%
Net Investment Advisory Fees Paid (000's)	$2,950

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
High Yield Bond Portfolio	8.49%	4.06%	5.95%
Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
TransDigm, Inc., Various	1.7%
HUB International, Ltd., Various	1.6%
Ford Motor Credit Co. LLC, Various	1.4%
Cloud Software Group, Inc., Various	1.2%
Venture Global Plaquemines LNG LLC, Various	1.2%
Medline Borrower LP, Various	1.1%
1011778 BC ULC / New Red Finance, Inc., Various	1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., Various	1.0%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%

Sector Weightings (% of net assets)

% Weighting
Consumer, Cyclical
18.4%
Consumer, Non-Cyclical
15.5%
Industrial
12.6%
Financial
11.3%
Energy
10.9%
Communications
9.5%
Technology
9.3%
Basic Materials
4.3%
Utilities
3.1%
Diversified
0.3%
Communication Services
0.0%
Short-Term Investments & Other Net Assets
4.8%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	4.8%
Communication Services	0.0%
Diversified	0.3%
Utilities	3.1%
Basic Materials	4.3%
Technology	9.3%
Communications	9.5%
Energy	10.9%
Financial	11.3%
Industrial	12.6%
Consumer, Non-Cyclical	15.5%
Consumer, Cyclical	18.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$25	0.24%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.24%. The Portfolio compares its performance to the S&P MidCap 400® Index, which returned 7.50% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2025, the U.S. equity market delivered strong returns for the third consecutive year, with the S&P MidCap 400 Index returning 7.50%. U.S. Midcap equities underperformed U.S. Large Cap equities, represented by the S&P 500 Index, but outperformed U.S. Small Cap equities, represented by the S&P SmallCap 600 Index. Elevated tariff rates and trade policy volatility created uncertainty, yet economic resilience and late-year Fed rate cuts supported valuations.

  During the year, Industrials and Financials were the top sector contributors to total return.

  The top individual holdings that contributed to the portfolio total return included Ciena Corp. and Comfort Systems USA, Inc.

  Consumer Discretionary and Staples sectors were the top detractors to total return during the period.

  The top individual holdings that detracted from total return were Sarepta Therapeutics, Inc. and Avantor, Inc.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Index 400 Stock Portfolio	S&P MidCap 400® Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,038.12	12,073.84	11,195.99
12/2017	13,959.18	14,035.14	13,640.26
12/2018	12,377.22	12,479.56	13,042.23
12/2019	15,580.98	15,749.17	17,148.76
12/2020	17,664.27	17,900.36	20,303.93
12/2021	21,985.14	22,332.49	26,132.25
12/2022	19,068.96	19,415.72	21,399.47
12/2023	22,149.42	22,607.12	27,024.88
12/2024	25,169.47	25,756.01	33,786.42
12/2025	26,990.60	27,688.07	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,489,285
# of Portfolio Holdings (Derivatives not included, if applicable)	402
Portfolio Turnover Rate	15%
Net Investment Advisory Fees Paid (000's)	$3,075

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 400 Stock Portfolio	7.24%	8.85%	10.44%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Sector Weightings (% of net assets)

% Weighting
Industrials
23.0%
Financials
16.6%
Information Technology
13.9%
Consumer Discretionary
11.4%
Health Care
8.8%
Real Estate
6.3%
Materials
5.9%
Consumer Staples
4.3%
Energy
3.9%
Utilities
3.3%
Communication Services
2.0%
Short-Term Investments & Other Net Assets
0.6%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Communication Services	2.0%
Utilities	3.3%
Energy	3.9%
Consumer Staples	4.3%
Materials	5.9%
Real Estate	6.3%
Health Care	8.8%
Consumer Discretionary	11.4%
Information Technology	13.9%
Financials	16.6%
Industrials	23.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$21	0.19%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 17.64%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts.

  U.S. equities experienced a highly volatile yet ultimately strong year in 2025, driven by shifting trade policy, evolving monetary expectations, and powerful structural themes such as artificial intelligence. After a weak start to the year amid escalating tariff uncertainty and a temporary market correction, sentiment improved as the administration paused several proposed tariffs and investors gained confidence that risks were contained. Markets rallied through mid-year, supported by strong corporate earnings and surging enthusiasm around AI, which became a dominant driver of performance across sectors.

  The Federal Reserve maintained a cautious stance throughout 2025, holding rates steady for most of the year before implementing modest cuts in September, October, and December in response to cooling labor markets and inflation that remained above target. Despite intermittent volatility, including a record long government shutdown and renewed U.S.– China trade tensions, equities continued to climb, finishing the year higher, with the S&P 500® Index supported by leadership from Information Technology, Communication Services, and select cyclicals.

  Top-performing sectors included Communication Services, Information Technology, and Industrials.

  Real Estate, Consumer Staples, and Consumer Discretionary were the worst performing sectors.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared with an index that closely aligns with the Portfolio’s investment strategy and that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Index 500 Stock Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	11,173.49	11,195.99
12/2017	13,577.59	13,640.26
12/2018	12,956.38	13,042.23
12/2019	16,995.98	17,148.76
12/2020	20,086.19	20,303.93
12/2021	25,800.51	26,132.25
12/2022	21,083.34	21,399.47
12/2023	26,574.40	27,024.88
12/2024	33,151.72	33,786.42
12/2025	38,999.89	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$7,470,778
# of Portfolio Holdings (Derivatives not included, if applicable)	503
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$12,737

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 500 Stock Portfolio	17.64%	14.19%	14.58%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc., Various	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%
JPMorgan Chase & Co.	1.5%

Sector Weightings (% of net assets)

% Weighting
Information Technology
34.2%
Financials
13.3%
Communication Services
10.5%
Consumer Discretionary
10.4%
Health Care
9.6%
Industrials
8.1%
Consumer Staples
4.7%
Energy
2.8%
Utilities
2.2%
Materials
1.8%
Real Estate
1.8%
Short-Term Investments & Other Net Assets
0.6%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Real Estate	1.8%
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.6%
Consumer Discretionary	10.4%
Communication Services	10.5%
Financials	13.3%
Information Technology	34.2%

Material Portfolio Changes

Effective 11/5/2025, the Portfolio's diversification policy changed such that the Portfolio will continue to track the underlying index even if it operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Revisions associated with this change were made to the Principal Investment Strategies and Principal Risk disclosures.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$27	0.26%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 5.78%. The Portfolio compares its performance to the S&P SmallCap 600® Index, which returned 6.02% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2025, the U.S. equity market delivered strong returns for the third consecutive year, with the S&P SmallCap 600 Index returning 6.02%. U.S. small cap equities underperformed both U.S Large Cap equities, represented by the S&P 500 Index, and U.S. Midcap equities, represented by the S&P MidCap 400 Index. Elevated tariff rates and trade policy volatility created uncertainty, yet economic resilience and late-year Fed rate cuts supported valuations.

  During the year, Industrials and Financials were the top sector contributors to total return.

  The top individual holdings that contributed to the portfolio total return during the year included Sandisk Corp. and Kratos Defense and Security Solutions, Inc. During the year, Sandisk Corp. was promoted out of the S&P Small Cap Index but still had a meaningful contribution to the portfolio’s return.

  Consumer Staples and Energy sectors were the top detractors to total return during the period.

  The top individual security detractors to total return were Robert Half, Inc. and SPS Commerce, Inc.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Index 600 Stock Portfolio	S&P SmallCap 600® Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,612.39	12,655.65	11,195.99
12/2017	14,242.87	14,330.45	13,640.26
12/2018	12,992.28	13,115.08	13,042.23
12/2019	15,907.35	16,102.86	17,148.76
12/2020	17,646.20	17,920.39	20,303.93
12/2021	22,272.37	22,726.66	26,132.25
12/2022	18,627.05	19,067.96	21,399.47
12/2023	21,562.93	22,128.89	27,024.88
12/2024	23,380.22	24,053.29	33,786.42
12/2025	24,731.44	25,500.34	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$514,579
# of Portfolio Holdings (Derivatives not included, if applicable)	605
Portfolio Turnover Rate	24%
Net Investment Advisory Fees Paid (000's)	$1,058

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 600 Stock Portfolio	5.78%	6.98%	9.48%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
LKQ Corp.	0.5%
SiTime Corp.	0.5%
Solstice Advanced Materials, Inc.	0.5%

Sector Weightings (% of net assets)

% Weighting
Financials
18.0%
Industrials
16.8%
Information Technology
14.3%
Consumer Discretionary
13.4%
Health Care
12.1%
Real Estate
7.2%
Materials
5.3%
Energy
4.5%
Communication Services
2.9%
Consumer Staples
2.4%
Utilities
2.2%
Short-Term Investments & Other Net Assets
0.9%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Utilities	2.2%
Consumer Staples	2.4%
Communication Services	2.9%
Energy	4.5%
Materials	5.3%
Real Estate	7.2%
Health Care	12.1%
Consumer Discretionary	13.4%
Information Technology	14.3%
Industrials	16.8%
Financials	18.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INFLATION MANAGED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Managed Portfolio	$48	0.46%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.51%. The Portfolio compares its performance to the Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index, which returned 7.01% for the same period.

  Against a backdrop of persistent above-target inflation, tariff-policy uncertainty, Fed easing and resilient economic growth, the broad TIPS market delivered a solid gain in 2025. Inflation moderated through the first several months of the year before climbing again through late 2025. While inflation remained well above the Fed’s target, inflation and inflation expectations eased compared with year-end 2024, and TIPS outperformed nominal Treasuries.

  Asset allocation was the main driver of Portfolio performance for the year. In general, the Portfolio was close to fully invested in TIPS as allowed by IRS portfolio diversification regulations for variable annuities (a maximum of 55%). The managers primarily invested the remainder of the Portfolio in securitized and investment-grade corporate securities.

  The Portfolio’s allocations to securitized and investment-grade credit securities were key contributors to relative performance. The managers held these securities in conjunction with inflation swaps, which also aided results.

  Duration and yield curve effects detracted from results. Additionally, timing discrepancies between the Portfolio’s daily pricing of its TIPS versus the index’s modestly weighed on relative results.

  The Portfolio’s positioning along the real yield curve, along with carry and roll-down effects, dampened relative performance. However, positive results from duration positioning and carry and roll-down effects among non-U.S. inflation-linked securities provided a positive offset.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Inflation Managed Portfolio	Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,468.47	10,468.32	10,264.72
12/2017	10,842.97	10,783.11	10,628.29
12/2018	10,559.81	10,647.05	10,629.48
12/2019	11,512.02	11,544.36	11,556.04
12/2020	12,613.90	12,813.36	12,423.50
12/2021	13,447.08	13,576.54	12,231.95
12/2022	11,703.96	11,968.27	10,640.54
12/2023	12,160.06	12,434.51	11,228.84
12/2024	12,398.86	12,662.82	11,369.22
12/2025	13,205.87	13,550.46	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$419,511
# of Portfolio Holdings (Derivatives not included, if applicable)	173
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid (000's)	$1,648

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Inflation Managed Portfolio	6.51%	0.92%	2.82%
Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	7.01%	1.12%	3.08%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.6%
New Zealand Government Bond, Various	3.4%
United Kingdom Gilt, Various	3.4%
Federal Home Loan Mortgage Corp., Various	3.3%
HQLA Funding LLC	3.2%
Government National Mortgage Association, Various	2.3%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/26	2.0%
Australian Government Bond, Various	1.3%
Wells Fargo & Co., Various	0.6%
Elmwood CLO 39, Ltd., Series 2025-2A, Class A1, 5.022%, 4/17/38	0.5%

Asset Type Weightings (% of net assets)

% Weighting
Governments
Structured Products
Corporate Bonds
Municipal Bonds
Short-Term Investments & Other Net Assets
62.8%
17.5%
12.1%
0.4%
7.2%
0
10
20
30
40
50
60
70

Value	Value
Short-Term Investments & Other Net Assets	7.2%
Municipal Bonds	0.4%
Corporate Bonds	12.1%
Structured Products	17.5%
Governments	62.8%

Material Portfolio Changes

Effective 9/15/2025, the name of the Portfolio has been changed to the Inflation Managed Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INFLATION MANAGED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$81	0.68%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 38.35%. The Portfolio compares its performance to the MSCI® All Country World (ex-US) Value Index (Net), which returned 39.50% for the same period.

  In 2025, international equity markets delivered their best yearly performance since 2009. All sectors and regions rebounded strongly from earlier trade tensions, posting double-digit returns. The Materials, Financials, and Information Technology sectors were the strongest performers.

  Strong stock selection in the Financials Sector, as well as an overweight and positive selection in Information Technology, bolstered relative results.

  Positions in leading global financial companies, including Banco Santander SA, Barclays PLC, Itau Unibanco Holding SA, and BNP Paribas SA, led the Portfolio’s strong relative results in 2025. These positions continued to perform well during the year, driven by a combination of an improving credit cycle, higher interest rates, and share buybacks.

  A key detractor from relative results included the Portfolio’s stock selection within the Consumer Discretionary and Materials sectors.

  The Portfolio’s positions in International Flavors & Fragrances and Booking hurt relative performance for the year. A Top ten portfolio position, Sanofi SA, also detracted on concerns around US vaccine and drug price reform.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	International Equity Portfolio	MSCI® All Country World (ex-US) Value Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,289.44	10,891.95	10,449.53
12/2017	12,583.54	13,360.70	13,290.91
12/2018	10,644.87	11,493.64	11,404.24
12/2019	11,985.78	13,300.32	13,857.42
12/2020	11,660.98	13,197.56	15,333.50
12/2021	12,244.58	14,577.33	16,533.21
12/2022	11,408.16	13,325.21	13,887.40
12/2023	13,243.71	15,630.30	16,056.03
12/2024	13,765.41	16,574.68	16,944.58
12/2025	19,044.48	23,122.35	22,432.39

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$2,379,012
# of Portfolio Holdings (Derivatives not included, if applicable)	90
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$14,190

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Equity Portfolio	38.35%	10.31%	6.65%
MSCI® All Country World (ex-US) Value Index (Net)	39.50%	11.87%	8.74%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Johnson Controls International PLC	3.2%
BNP Paribas SA	3.2%
GSK PLC	3.0%
Barclays PLC	2.8%
Banco Santander SA	2.7%
Novartis AG	2.7%
UBS Group AG	2.4%
Itau Unibanco Holding SA	2.2%
Roche Holding AG	2.1%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Utilities	0.0%
Real Estate	1.1%
Energy	5.2%
Communication Services	5.3%
Consumer Staples	7.4%
Materials	7.7%
Information Technology	9.1%
Consumer Discretionary	10.1%
Industrials	10.4%
Health Care	15.3%
Financials	27.0%

Investments by Country of Risk (% of net assets)

Value	Value
Other	32.2%
Switzerland	5.0%
Japan	5.7%
China	5.8%
France	6.9%
Germany	8.5%
United Kingdom	11.0%
United States	23.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$67	0.61%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 18.70%. The Portfolio compares its performance to the MSCI EAFE® Growth Index (Net), which returned 20.76% for the same period.

  The threat of a tariff war took the market by surprise in early April, causing a sharp sell-off and an uptick in volatility. However, stocks rallied considerably amid resilient economic growth in some regions and interest-rate cuts from several key central banks. While progress was made on several fronts, a measure of uncertainty persisted.

  Market selection was the largest contributor to overall performance and stock selection detracted as a whole. An overweight to the Information Technology sector was the largest sector contributor, which was driven by stock selection.

  Among individual holdings, the overweight positions in GE Verona, Inc. and Safran SA contributed. GE Verona, Inc. benefited from rising U.S. electricity demands due to increased investment in artificial intelligence. The aerospace and defense company Safran SA gained from industry tailwinds that drove revenue growth.

  The Financials and Industrials sectors were the primary detractors, driven by negative security selection.

  Among individual holdings, the overweight positions in Recruit Holdings Co., Ltd. and Compass Group PLC detracted. Recruit Holdings Co., Ltd., a HR technology and staffing company, underperformed due to recession concerns. Compass Group PLC detracted in conjunction with broader sector weakness and concern over a rich valuation relative to future guidance.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	International Growth Portfolio	MSCI EAFE® Growth Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	9,659.46	9,695.50	10,449.53
12/2017	12,560.13	12,493.65	13,290.91
12/2018	11,143.49	10,891.05	11,404.24
12/2019	15,021.76	13,929.48	13,857.42
12/2020	17,712.37	16,477.82	15,333.50
12/2021	20,531.51	18,332.02	16,533.21
12/2022	15,782.12	14,125.62	13,887.40
12/2023	19,059.40	16,608.65	16,056.03
12/2024	20,069.11	16,948.30	16,944.58
12/2025	23,822.68	20,466.09	22,432.39

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,141,879
# of Portfolio Holdings (Derivatives not included, if applicable)	63
Portfolio Turnover Rate	39%
Net Investment Advisory Fees Paid (000's)	$6,435

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Growth Portfolio	18.70%	6.11%	9.07%
MSCI EAFE® Growth Index (Net)	20.76%	4.43%	7.42%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

ASML Holding NV	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Safran SA	4.1%
CRH PLC, Various	4.0%
Airbus SE	3.3%
Schneider Electric SE	3.2%
Compass Group PLC	3.1%
SAP SE	3.1%
Linde PLC	2.9%
UBS Group AG	2.8%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Consumer Staples	0.4%
Energy	0.4%
Communication Services	2.1%
Health Care	3.1%
Consumer Discretionary	9.5%
Financials	9.6%
Materials	10.9%
Information Technology	20.9%
Industrials	39.9%

Investments by Country of Risk (% of net assets)

Value	Value
Other	17.4%
Switzerland	5.8%
Netherlands	6.5%
Sweden	8.3%
United Kingdom	12.8%
Japan	13.3%
France	13.7%
United States	19.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$75	0.70%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.34%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  After an early decline, U.S. equities rebounded, and the S&P 500 Index achieved its third consecutive year of double-digit returns. The best-performing sectors within the Index were Communication Services and Information Technology, with no sectors ending the year in negative territory.

  Stock selection in the Consumer Staples and Energy sectors contributed to performance.

  Overweight positions in Howmet Aerospace, Inc. and Wells Fargo & Co. were the top individual contributors for the Portfolio’s relative performance during the year.

  Stock selection in the Information Technology and Utilities sectors detracted from performance.

  Overweight positions UnitedHealth Group, Inc. and Chipotle Mexican Grill, Inc. were the top individual detractors.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared with an index that closely aligns with the Portfolio’s investment strategy and that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Large Cap Blend Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	11,398.50	11,195.99
12/2017	13,566.99	13,640.26
12/2018	13,023.64	13,042.23
12/2019	16,145.34	17,148.76
12/2020	17,768.36	20,303.93
12/2021	21,047.58	26,132.25
12/2022	18,148.10	21,399.47
12/2023	21,888.15	27,024.88
12/2024	27,111.42	33,786.42
12/2025	30,999.44	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$169,470
# of Portfolio Holdings (Derivatives not included, if applicable)	52
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$1,078

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Blend Portfolio	14.34%	11.77%	11.98%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.6%
Microsoft Corp.	7.6%
Apple, Inc.	7.6%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Wells Fargo & Co.	3.1%
Mastercard, Inc. - Class A	2.7%
American Express Co.	2.5%

Sector Weightings (% of net assets)

% Weighting
Information Technology 34.4%
Financials 16.2%
Consumer Discretionary 11.8%
Communication Services 10.5%
Health Care 8.8%
Industrials 7.4%
Utilities 3.4%
Consumer Staples 2.9%
Energy 2.0%
Materials 1.5%
Real Estate 0.7%
Short-Term Investments & Other Net Assets 0.4%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Real Estate	0.7%
Materials	1.5%
Energy	2.0%
Consumer Staples	2.9%
Utilities	3.4%
Industrials	7.4%
Health Care	8.8%
Communication Services	10.5%
Consumer Discretionary	11.8%
Financials	16.2%
Information Technology	34.4%

Material Portfolio Changes

Effective 5/1/2025, Mason Street Advisors, LLC, the investment advisor to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$47	0.43%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 16.59%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  The U.S. stock market delivered another strong year, driven by resilient corporate earnings, easing interest rates, and surging enthusiasm for artificial intelligence.

  Security selection in Industrials, Consumer Staples and Communication Services contributed to relative performance. Underweight allocations to Real Estate and Industrials also contributed to relative performance.

  Top individual contributors to relative performance included overweight positions to Uber Technologies, Inc. (Industrials), C.H. Robinson Worldwide, Inc. (Industrials) and Alphabet, Inc. (Communication Services). The Portfolio exited its position in Uber Technologies, Inc. at the end of the period.

  The Portfolio’s relative underperformance was primarily driven by weak security selection in Consumer Discretionary, Financials and Information Technology. Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Underweight allocation to Consumer Staples and overweight allocations to Health Care and Energy detracted.

  Top individual detractors from relative performance included overweight positions to KKR & Co., Inc. (Financials) and ServiceNow, Inc. (Information Technology), and an underweight position to Micron Technology, Inc. (Information Technology). The Portfolio exited its position in Micron Technology, Inc. at the end of the period.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared with an index that closely aligns with the Portfolio’s investment strategy and that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Large Cap Core Stock Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	10,757.09	11,195.99
12/2017	13,432.22	13,640.26
12/2018	12,621.16	13,042.23
12/2019	16,557.88	17,148.76
12/2020	20,323.23	20,303.93
12/2021	25,424.62	26,132.25
12/2022	20,624.38	21,399.47
12/2023	25,942.16	27,024.88
12/2024	31,689.78	33,786.42
12/2025	36,945.61	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$824,766
# of Portfolio Holdings (Derivatives not included, if applicable)	140
Portfolio Turnover Rate	70%
Net Investment Advisory Fees Paid (000's)	$3,159

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Core Stock Portfolio	16.59%	12.70%	13.96%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.8%
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.2%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.1%
Mastercard, Inc. - Class A	2.7%
Wells Fargo & Co.	2.6%
The Goldman Sachs Group, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	2.0%

Sector Weightings (% of net assets)

% Weighting
Information Technology
32.6%
Financials
13.7%
Consumer Discretionary
12.3%
Health Care
10.4%
Communication Services
9.9%
Industrials
6.4%
Consumer Staples
4.7%
Energy
3.7%
Utilities
2.9%
Materials
2.0%
Real Estate
1.0%
Short-Term Investments & Other Net Assets
0.4%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Real Estate	1.0%
Materials	2.0%
Utilities	2.9%
Energy	3.7%
Consumer Staples	4.7%
Industrials	6.4%
Communication Services	9.9%
Health Care	10.4%
Consumer Discretionary	12.3%
Financials	13.7%
Information Technology	32.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$79	0.74%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.58%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  Broad U.S. equity markets rallied in 2025, aided by resilient corporate earnings, interest rate cuts and enthusiasm for artificial intelligence technology. Against this backdrop, all sectors advanced over the trailing 12-month period, with the Communication Services and Information Technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the Industrials sector contributed to relative performance. Several positions in the Machinery industry delivered strong returns, and positions across a variety of other industries within the sector also outperformed. Security selection in the Health Care sector also buoyed results, particularly in the Pharmaceuticals industry.

  Pharmaceutical company Johnson & Johnson was a key contributor, driven by its strong guidance for 2026, lower-than-expected tariff impacts and a strong product pipeline.

  Conversely, the Portfolio’s relative overweight position in the Consumer Staples sector detracted from performance. Security selection in the Consumer Staples, Utilities and Materials sectors also weighed on returns.

  Kenvue, a personal care products company, was a notable detractor. Its shares fell after a White House press conference suggested that Tylenol, which Kenvue makes, had a potential association with autism when taken by pregnant women. Kenvue disputes the claims.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Large Company Value Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,536.05	11,734.03	11,195.99
12/2017	12,816.37	13,337.37	13,640.26
12/2018	11,800.77	12,234.78	13,042.23
12/2019	15,064.79	15,482.04	17,148.76
12/2020	15,462.06	15,914.86	20,303.93
12/2021	18,851.13	19,919.09	26,132.25
12/2022	18,787.59	18,417.64	21,399.47
12/2023	19,501.31	20,528.77	27,024.88
12/2024	21,586.72	23,478.38	33,786.42
12/2025	24,733.01	27,212.98	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$171,521
# of Portfolio Holdings (Derivatives not included, if applicable)	48
Portfolio Turnover Rate	102%
Net Investment Advisory Fees Paid (000's)	$1,055

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Company Value Portfolio	14.58%	9.85%	9.48%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Marsh & McLennan Cos., Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Duke Energy Corp.	3.3%
Johnson & Johnson	3.3%
Truist Financial Corp.	3.2%
Unilever PLC, ADR	3.2%
Berkshire Hathaway, Inc. - Class B	3.2%
Enterprise Products Partners LP	3.1%
BlackRock, Inc.	3.0%
PepsiCo, Inc.	3.0%

Sector Weightings (% of net assets)

% Weighting
Financials
22.6%
Health Care
16.0%
Consumer Staples
15.1%
Industrials
10.1%
Energy
8.5%
Information Technology
8.3%
Materials
5.3%
Utilities
5.1%
Communication Services
4.0%
Real Estate
1.9%
Consumer Discretionary
1.3%
Short-Term Investments & Other Net Assets
1.8%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.8%
Consumer Discretionary	1.3%
Real Estate	1.9%
Communication Services	4.0%
Utilities	5.1%
Materials	5.3%
Information Technology	8.3%
Energy	8.5%
Industrials	10.1%
Consumer Staples	15.1%
Health Care	16.0%
Financials	22.6%

Material Portfolio Changes

Effective 5/1/2025, the investment strategy of the Portfolio was updated such that it will invest in a relatively limited number of companies, generally 30-50.  Accordingly, the Portfolio additionally added a "Security Focus Risk" to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$253	2.45%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.15%. The Portfolio compares its performance to the Bloomberg® Long-Term Treasury Index, which returned 5.59% for the same period.

  In 2025, markets were shaped by tariff-driven uncertainty, slowing U.S. growth, and moderating inflation, while geopolitical tensions and fiscal strains added volatility. The U.S. economy proved more resilient than expected despite significant policy shocks, including higher tariffs, tax changes, and immigration restrictions. The Federal Reserve cut rates by 75 basis points to counter softer inflation and support financial conditions. Globally, emerging markets benefited from easier monetary policy, while developed markets adjusted to slower demand and tighter trade conditions.

  Exposure to Agency residential mortgage-backed securities and the Telecommunications sector contributed to relative performance.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection also contributed to performance.

  There were no significant detractors from the Portfolio’s performance over the period, however the use of treasury futures contracts as a tool for managing interest rate risk detracted from performance over the annual period.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Long-Term U.S. Government Bond Portfolio	Bloomberg® Long-Term Treasury Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,108.85	10,132.63	10,264.72
12/2017	10,945.43	10,997.12	10,628.29
12/2018	10,721.68	10,794.67	10,629.48
12/2019	12,133.38	12,395.23	11,556.04
12/2020	14,241.09	14,589.54	12,423.50
12/2021	13,476.16	13,911.69	12,231.95
12/2022	9,496.78	9,841.76	10,640.54
12/2023	9,812.66	10,143.25	11,228.84
12/2024	9,245.40	9,492.91	11,369.22
12/2025	9,814.36	10,023.74	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$121,075
# of Portfolio Holdings (Derivatives not included, if applicable)	108
Portfolio Turnover Rate	14%
Net Investment Advisory Fees Paid (000's)	$661

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Long-Term U.S. Government Bond Portfolio	6.15%	-7.18%	-0.19%
Bloomberg® Long-Term Treasury Index	5.59%	-7.23%	0.02%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	121.8%
Uniform Mortgage Backed Security TBA, Various	11.8%
US Treasury Inflation Index Bond, Various	6.3%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.4%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.3%
Federal National Mortgage Association, Various	1.0%
Beignet Investor LLC, 6.581%, 5/30/49	1.0%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Stripped, Various	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Governments
Structured Products
Corporate Bonds
Short-Term Investments & Other Net Assets
129.4%
22.2%
1.3%
-52.9%
-50
0
50
100
150

Value	Value
Short-Term Investments & Other Net Assets	-52.9%
Corporate Bonds	1.3%
Structured Products	22.2%
Governments	129.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$56	0.54%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 8.32%. The Portfolio compares its performance to the Russell MidCap® Growth Index, which returned 8.66% for the same period.

  After an early decline, U.S. equities rebounded in 2025, with all style boxes gaining. The Portfolio staged a recovery in performance as leadership broadened in the second half of the year.

  Strong stock selection and sector allocation across multiple sectors in the second half positively impacted full-year performance. Industrials and Financials were top contributors.

  An overweight in Robinhood Markets, Inc. was the top contributor. The company reported strong financial results driven by equities and options trading. An overweight position in Ciena Corp. contributed on the back of strong earnings and guidance. The business benefited from rising data center networking demand.

  Stock selection in Information Technology was the primary detractor, impacted by high levels of concentration in the first half of the year. Consumer Discretionary also detracted.

  Palantir Technologies, Inc., an AI beneficiary, was a top detractor during the year. The portfolio held a sizeable absolute position but maintained a relative underweight in the name. Additionally, an underweight in Idexx Laboratories, Inc. also detracted as the stock rose on strong quarterly results and guidance. The portfolio held an underweight in the stock to manage risk.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Mid Cap Growth Stock Portfolio	Russell MidCap® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,082.99	10,732.86	11,195.99
12/2017	12,128.75	13,444.80	13,640.26
12/2018	11,233.69	12,806.13	13,042.23
12/2019	14,942.29	17,348.38	17,148.76
12/2020	18,739.30	23,522.10	20,303.93
12/2021	20,646.51	26,516.00	26,132.25
12/2022	15,739.44	19,430.71	21,399.47
12/2023	18,093.34	24,456.78	27,024.88
12/2024	19,578.11	29,862.48	33,786.42
12/2025	21,207.37	32,447.72	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,031,872
# of Portfolio Holdings (Derivatives not included, if applicable)	109
Portfolio Turnover Rate	64%
Net Investment Advisory Fees Paid (000's)	$5,393

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Growth Stock Portfolio	8.32%	2.51%	7.81%
Russell MidCap® Growth Index	8.66%	6.65%	12.49%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Hilton Worldwide Holdings, Inc.	3.1%
Royal Caribbean Cruises, Ltd.	2.9%
Howmet Aerospace, Inc.	2.5%
Carvana Co.	2.4%
Insmed, Inc.	2.2%
Cencora, Inc.	2.2%
Quanta Services, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.2%
Vistra Corp.	2.1%
CloudFlare, Inc. - Class A	2.0%

Sector Weightings (% of net assets)

% Weighting
Consumer Discretionary
20.6%
Industrials
19.1%
Health Care
19.0%
Information Technology
17.5%
Financials
9.5%
Communication Services
3.7%
Energy
3.2%
Utilities
2.1%
Consumer Staples
1.8%
Real Estate
1.7%
Materials
1.0%
Short-Term Investments & Other Net Assets
0.8%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.8%
Materials	1.0%
Real Estate	1.7%
Consumer Staples	1.8%
Utilities	2.1%
Energy	3.2%
Communication Services	3.7%
Financials	9.5%
Information Technology	17.5%
Health Care	19.0%
Industrials	19.1%
Consumer Discretionary	20.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$74	0.71%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 9.16%. The Portfolio compares its performance to the Russell MidCap® Value Index, which returned 11.05% for the same period.

  Major U.S. indices ended the year with double-digit gains, aided by strong earnings performance and relatively stable economic growth. Investors welcomed Fed rate cuts and shrugged off various risks, including tariffs and a weakening labor market in the last quarter of the year.

  Investment choices in the Industrials sector gave performance a boost. While the Portfolio was underweight in the Machinery industry, overweight positions in Oshkosh and Cummins lifted relative performance. Stock selection in the Real Estate sector also supported relative performance.

  Teradyne was a positive contributor on a relative basis. This semiconductor testing company delivered strong earnings with sales and profit hitting the top end of the company’s guidance range. Teradyne has benefited from robust artificial intelligence testing demand across all its segments.

  Stock selection in the Information Technology sector detracted from relative performance. The Portfolio’s underweight position in the sector also detracted. Stock selection in the Materials sector also weighed on relative performance, due in part to not owning a number of metals and mining stocks that outperformed over the period.

  Graphic Packaging Holding was a relative detractor. Shares of this consumer goods packaging company slumped due to weak volumes. Graphic Packaging cut its guidance as a result.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Mid Cap Value Portfolio	Russell MidCap® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,322.92	11,999.77	11,195.99
12/2017	13,778.17	13,601.04	13,640.26
12/2018	12,007.46	11,929.52	13,042.23
12/2019	15,514.45	15,157.90	17,148.76
12/2020	15,773.22	15,910.44	20,303.93
12/2021	19,443.71	20,419.12	26,132.25
12/2022	19,220.13	17,962.23	21,399.47
12/2023	20,423.65	20,245.97	27,024.88
12/2024	22,191.05	22,892.14	33,786.42
12/2025	24,223.85	25,421.49	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$657,101
# of Portfolio Holdings (Derivatives not included, if applicable)	112
Portfolio Turnover Rate	75%
Net Investment Advisory Fees Paid (000's)	$4,411

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Value Portfolio	9.16%	8.96%	9.25%
Russell MidCap® Value Index	11.05%	9.83%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.8%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
U.S. Bancorp	1.6%
Kenvue, Inc.	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson and Co.	1.6%

Sector Weightings (% of net assets)

% Weighting
Industrials 16.8%
Financials 16.1%
Health Care 14.4%
Consumer Staples 10.3%
Utilities 9.1%
Information Technology 7.2%
Real Estate 7.1%
Energy 5.9%
Materials 5.6%
Consumer Discretionary 3.7%
Communication Services 1.3%
Short-Term Investments & Other Net Assets 2.5%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	2.5%
Communication Services	1.3%
Consumer Discretionary	3.7%
Materials	5.6%
Energy	5.9%
Real Estate	7.1%
Information Technology	7.2%
Utilities	9.1%
Consumer Staples	10.3%
Health Care	14.4%
Financials	16.1%
Industrials	16.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$79	0.75%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 10.00%. The Portfolio compares its performance to the Blended Portfolio Benchmark: 1/3 each: Bloomberg® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; ICE BofA® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; JP Morgan® EMBI Global, which returned 9.49% for the same period.

  In 2025, markets were shaped by tariff-driven uncertainty, slowing U.S. growth, and moderating inflation, while geopolitical tensions and fiscal strains added volatility. The U.S. economy proved more resilient than expected despite significant policy shocks, including higher tariffs, tax changes, and immigration restrictions. The Federal Reserve cut rates by 75 basis points to counter softer inflation and support financial conditions. Globally, emerging markets benefited from easier monetary policy, while developed markets adjusted to slower demand and tighter trade conditions.

  Tactical exposure to securitized, specifically non-Agency and Agency residential mortgage-backed securities meaningfully contributed to the Portfolio’s performance. Positioning within Latin American emerging markets debt was positive for performance.

  United States duration positioning also contributed significantly over the period.

  Positioning within investment grade and high yield Financials and selection within Information Technology detracted from performance.

  Tactical exposure to the Korean won also detracted from performance over the period.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Multi-Sector Bond Portfolio	Blended Portfolio Benchmark (as defined above)	Bloomberg® Global Credit Hedged USD Index	Bloomberg® Global Aggregate Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	11,109.08	10,978.00	10,733.60	10,208.54
12/2017	12,040.32	11,778.22	11,365.97	10,963.52
12/2018	11,883.58	11,515.74	11,273.94	10,832.11
12/2019	13,552.02	13,091.56	12,635.52	11,572.84
12/2020	14,382.55	13,918.83	13,586.92	12,637.23
12/2021	14,371.58	14,041.42	13,531.27	12,042.39
12/2022	12,159.70	12,157.19	11,670.98	10,085.72
12/2023	13,340.13	13,475.12	12,763.49	10,662.02
12/2024	14,196.60	14,236.50	13,334.06	10,481.98
12/2025	15,616.86	15,587.36	14,298.17	11,338.07

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$1,378,284
# of Portfolio Holdings (Derivatives not included, if applicable)	1,022
Portfolio Turnover Rate	36%
Net Investment Advisory Fees Paid (000's)	$8,855

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Multi-Sector Bond Portfolio	10.00%	1.66%	4.56%
Blended Portfolio Benchmark (as defined above)	9.49%	2.29%	4.54%
Bloomberg® Global Credit Hedged USD Index	7.23%	1.03%	3.64%
Bloomberg® Global Aggregate Index	8.17%	-2.15%	1.26%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	14.8%
Deutsche Bank Securities, Inc. Repurchase Agreement, 3.84%, 1/5/26	4.8%
US Treasury, Various	3.7%
Saudi Government International Bond, Various	1.6%
United Mexican States, Various	1.4%
Petroleos Mexicanos, Various	1.3%
Colombian TES, Various	1.3%
Project Cashmere, 4.543%, 12/30/57	1.2%
Republic of South Africa Government International Bond, Various	1.2%
European Union, 3%, 12/4/34	1.1%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
Structured Products
Governments
Bank Loan Obligations
Municipal Bonds
Common Stocks
Convertible Corporate Bonds
Warrants
Short-Term Investments & Other Net Assets
42.1%
38.0%
23.2%
4.9%
0.2%
0.1%
0.0%
0.0%
-8.5%
-10
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	-8.5%
Warrants	0.0%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.2%
Bank Loan Obligations	4.9%
Governments	23.2%
Structured Products	38.0%
Corporate Bonds	42.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$79	0.71%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 22.98%. The Portfolio compares its performance to the MSCI® All Country World (ex-US) Index (Net), which returned 32.39% for the same period.

  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high. Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.

  Security selection in the Financials sector contributed to relative returns during the year. Additionally, the funds currency exposure contributed to relative performance.

  Overweight individual holdings ABN AMRO Bank, Bank of Ireland Group and Barclays PLC contributed to the Portfolio’s relative performance.

  Security selection in the Materials, Health Care, Information Technology, Communication Services and Industrials sectors detracted from relative returns.

  Overweight individual holdings in Novo Nordisk, Constellation Software and Wolters Kluwer detracted from the Portfolio’s relative performance.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Research International Core Portfolio	MSCI EAFE® Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	9,887.83	10,100.01	10,449.53
12/2017	12,677.18	12,628.49	13,290.91
12/2018	10,945.10	10,886.99	11,404.24
12/2019	14,037.49	13,283.70	13,857.42
12/2020	15,927.43	14,321.93	15,333.50
12/2021	17,849.97	15,935.07	16,533.21
12/2022	14,786.87	13,632.18	13,887.40
12/2023	16,701.40	16,118.39	16,056.03
12/2024	17,244.40	16,734.63	16,944.58
12/2025	21,206.92	21,959.38	22,432.39

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$996,174
# of Portfolio Holdings (Derivatives not included, if applicable)	112
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid (000's)	$6,301

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Research International Core Portfolio	22.98%	5.89%	7.81%
MSCI EAFE® Index (Net)	31.22%	8.92%	8.18%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.6%
Hitachi, Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.7%
Barclays PLC	1.7%
ASML Holding NV	1.6%
Linde PLC	1.6%
ING Groep NV	1.5%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.6%
Utilities	2.7%
Energy	3.9%
Communication Services	4.0%
Consumer Staples	5.6%
Materials	7.2%
Consumer Discretionary	8.1%
Information Technology	10.2%
Health Care	11.2%
Industrials	18.9%
Financials	26.6%

Investments by Country of Risk (% of net assets)

Value	Value
Other	29.1%
Germany	5.1%
Netherlands	6.3%
France	8.4%
United Kingdom	12.1%
United States	16.8%
Japan	20.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$32	0.31%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.45%. The Portfolio compares its performance to the Bloomberg® U.S. Aggregate Bond Index, which returned 7.30% for the same period.

  Interest rate volatility was a major theme especially within mortgage-backed securities (MBS) while spread volatility played a role in credit, albeit to a lesser degree. Tariff news dominated headlines for most of 2025 and heavy issuance within artificial intelligence spending became a theme in the fourth quarter.

  Security selection and positioning in agency mortgages were the largest contributors to performance in 2025. The dynamic sector overweight was also a meaningful component of excess returns. A sector overweight and tactical positioning in credit, and a sector overweight to asset-backed securities (ABS) were also contributors.

  Within MBS, certain 30-year and 20-year bonds benefited from both spread tightening and curve steepening. Overweight positions in specific 30-year bonds also contributed.

  Positioning in commercial mortgage-backed securities detracted from performance, and positioning in rental car ABS was a very slight detractor on a risk adjusted basis. Select positioning in pass-throughs and floating rate collateralized mortgage obligations detracted from performance.

  Credit detractors included Oracle Corp., Energy Transfer LP, Pacific Gas & Electric Co., Charter Communications Operating LLC, and FS KKR Capital Corp. Within mortgage pass-throughs, the overweight to conventional 30-year higher-coupon specified pools detracted, as did the underweight to generic 30-year discount MBS.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared with an index that closely aligns with the Portfolio’s investment strategy and that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Select Bond Portfolio	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00
12/2016	10,305.72	10,264.72
12/2017	10,675.02	10,628.29
12/2018	10,652.27	10,629.48
12/2019	11,573.67	11,556.04
12/2020	12,613.02	12,423.50
12/2021	12,412.89	12,231.95
12/2022	10,758.09	10,640.54
12/2023	11,423.87	11,228.84
12/2024	11,625.35	11,369.22
12/2025	12,491.01	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$2,854,677
# of Portfolio Holdings (Derivatives not included, if applicable)	993
Portfolio Turnover Rate	234%
Net Investment Advisory Fees Paid (000's)	$8,302

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Select Bond Portfolio	7.45%	-0.19%	2.25%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	24.1%
Federal National Mortgage Association, Various	15.4%
Federal Home Loan Mortgage Corp., Various	8.6%
Government National Mortgage Association, Various	3.2%
The Goldman Sachs Group, Inc., Various	1.0%
Morgan Stanley Private Bank NA, Various	1.0%
Citigroup, Inc., Various	0.8%
Broadcom, Inc., Various	0.8%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.8%
Morgan Stanley, Various	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Structured Products
Governments
Corporate Bonds
Municipal Bonds
Short-Term Investments & Other Net Assets
49.5%
25.5%
24.2%
0.1%
0.7%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Municipal Bonds	0.1%
Corporate Bonds	24.2%
Governments	25.5%
Structured Products	49.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$41	0.40%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 5.70%. The Portfolio compares its performance to the Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index, which returned 5.35% for the same period.

  In early 2025, investors reacted with concerns that President Trump’s tariffs would contribute to inflation pressures. Corporate credit remained resilient and spreads trended tighter throughout the period. The fed funds target ended in the 3.50% to 3.75% range following three 25 basis point rate cuts towards year-end.

  Sector allocation contributed to outperformance, aided by allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities (ABS), collateralized loan obligations (CLOs), and commercial mortgage backed securities. An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasurys helped relative performance. Corporates performed better than Treasurys amid the risk-on environment seen throughout 2025.

  Interest rate management contributed in aggregate. We held a slight overweight average duration positioning which helped performance as rates fell.

  There were no top detracting sectors over the course of 2025, but duration marginally detracted over the period, mainly driven by an underweight position in the third quarter as rates rallied.

  Additionally, a minimal position in Treasury inflation protected securities marginally detracted from performance.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Short-Term Bond Portfolio	Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,167.28	10,128.22	10,264.72
12/2017	10,302.24	10,213.76	10,628.29
12/2018	10,441.87	10,377.03	10,629.48
12/2019	10,899.71	10,795.19	11,556.04
12/2020	11,367.77	11,155.06	12,423.50
12/2021	11,356.85	11,102.29	12,231.95
12/2022	10,844.01	10,692.99	10,640.54
12/2023	11,414.52	11,186.20	11,228.84
12/2024	11,989.37	11,673.40	11,369.22
12/2025	12,672.51	12,297.44	12,199.28

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$402,401
# of Portfolio Holdings (Derivatives not included, if applicable)	864
Portfolio Turnover Rate	113%
Net Investment Advisory Fees Paid (000's)	$1,275

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Short-Term Bond Portfolio	5.70%	2.20%	2.40%
Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	5.35%	1.97%	2.09%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	20.4%
Federal National Mortgage Association, Various	4.2%
Federal Home Loan Mortgage Corp., Various	2.3%
Crown Castle, Inc., Various	1.0%
Government National Mortgage Association TBA, Various	0.8%
CVS Health Corp., Various	0.8%
SBA Tower Trust, Various	0.7%
HCA, Inc., Various	0.7%
Government National Mortgage Association, Various	0.6%
ONEOK, Inc., Various	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
40.9%
Structured Products
33.5%
Governments
21.3%
Short-Term Investments & Other Net Assets
4.3%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	4.3%
Governments	21.3%
Structured Products	33.5%
Corporate Bonds	40.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$58	0.56%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.93%. The Portfolio compares its performance to the Russell 2000® Growth Index, which returned 13.01% for the same period.

  The 2025 U.S. stock market was driven by resilient corporate earnings, falling interest rates, and surging enthusiasm for artificial intelligence.

  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. Underweights to Communication Services and Financials and an overweight to Industrials contributed to performance. Security selection in Financials and Health Care also contributed to relative performance.

  Top individual contributors to relative performance included positions in Lumentum Holdings, Inc. (Information Technology) and ATI (Industrials) and an underweight in Hims & Hers Health, Inc. (Health Care). The Portfolio exited its position in Lumentum Holdings, Inc. at the end of the period.

  The Portfolio’s relative underperformance was driven primarily by weak security selection in Industrials, Materials and Consumer Staples. Overweight allocations to Consumer Discretionary, Consumer Staples and Utilities also detracted.

  The top individual relative detractors from performance included positions in Freshpet, Inc. (Consumer Staples) and BellRing Brands, Inc. (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary). The Portfolio exited its position in BellRing Brands, Inc. and Sweetgreen at the end of the period.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Small Cap Growth Stock Portfolio	Russell 2000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,224.92	11,131.80	11,195.99
12/2017	13,650.33	13,599.35	13,640.26
12/2018	12,052.42	12,333.54	13,042.23
12/2019	16,354.25	15,846.56	17,148.76
12/2020	21,828.32	21,334.58	20,303.93
12/2021	22,724.69	21,939.37	26,132.25
12/2022	16,250.63	16,156.71	21,399.47
12/2023	19,233.65	19,171.29	27,024.88
12/2024	21,768.34	22,076.56	33,786.42
12/2025	23,276.67	24,949.32	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$758,947
# of Portfolio Holdings (Derivatives not included, if applicable)	161
Portfolio Turnover Rate	88%
Net Investment Advisory Fees Paid (000's)	$3,782

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Growth Stock Portfolio	6.93%	1.29%	8.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Credo Technology Group Holding, Ltd.	1.9%
Ensign Group, Inc.	1.7%
FTAI Aviation, Ltd.	1.6%
FirstCash Holdings, Inc.	1.3%
Bloom Energy Corp.	1.3%
SPX Technologies, Inc.	1.3%
Verra Mobility Corp.	1.3%
Modine Manufacturing Co.	1.2%
BridgeBio Pharma, Inc.	1.2%
Stifel Financial Corp.	1.2%

Sector Weightings (% of net assets)

% Weighting
Health Care
23.7%
Industrials
23.6%
Information Technology
20.0%
Financials
10.0%
Consumer Discretionary
9.7%
Consumer Staples
3.2%
Materials
2.5%
Energy
2.0%
Communication Services
1.7%
Real Estate
1.4%
Investment Companies
1.2%
Utilities
0.7%
Short-Term Investments & Other Net Assets
0.3%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Utilities	0.7%
Investment Companies	1.2%
Real Estate	1.4%
Communication Services	1.7%
Energy	2.0%
Materials	2.5%
Consumer Staples	3.2%
Consumer Discretionary	9.7%
Financials	10.0%
Information Technology	20.0%
Industrials	23.6%
Health Care	23.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$90	0.87%

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.41%. The Portfolio compares its performance to the Russell 2000® Value Index, which returned 12.59% for the same period.

  Small-cap U.S. stocks rose in 2025. After a challenging start to the year, the market rebounded, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  Stock selection in the Industrials and Business Services and Energy sectors contributed to relative performance.

  The top contributors among the Industrials and Business Services holdings were overweight positions in Nextpower and RBC Bearings, as strong demand from Aerospace and Defense markets supported share gains for the latter. In the Energy sector, the best performing names were TechnipFMC and Enerflex, where the Portfolio also maintained overweight positions. TechnipFMC benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in Financials and Health Care detracted from relative results.

  The main detractors within Financials were the overweight positions in Pinnacle Financial Partners and Walker & Dunlop. Investor concerns regarding Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. In the Health Care segment, the worst performers were QuidelOrtho and Perrigo.

How did the Portfolio perform over the past 10 years?

The chart shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 years. The result is compared to an index (or indices) that closely aligns with the Portfolio’s investment strategy, as well as to an index that represents the overall securities market.

Total Return Based on a $10,000 Investment

Date	Small Cap Value Portfolio	Russell 2000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	13,239.26	13,174.09	11,195.99
12/2017	14,781.94	14,206.66	13,640.26
12/2018	12,900.31	12,379.11	13,042.23
12/2019	16,240.24	15,151.29	17,148.76
12/2020	17,748.26	15,853.45	20,303.93
12/2021	21,830.48	20,335.28	26,132.25
12/2022	17,784.38	17,390.05	21,399.47
12/2023	20,247.66	19,937.09	27,024.88
12/2024	22,344.97	21,542.94	33,786.42
12/2025	24,001.15	24,256.18	39,827.45

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Portfolio Statistics

Total Net Assets (000's)	$575,961
# of Portfolio Holdings (Derivatives not included, if applicable)	197
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$4,724

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Value Portfolio	7.41%	6.22%	9.15%
Russell 2000® Value Index	12.59%	8.88%	9.27%
S&P 500® Index	17.88%	14.42%	14.82%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.1%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Banc of California, Inc.	1.0%

Sector Weightings (% of net assets)

% Weighting
Financials
26.4%
Industrials
12.8%
Consumer Discretionary
10.8%
Health Care
10.6%
Information Technology
9.2%
Real Estate
8.8%
Energy
6.9%
Utilities
5.4%
Materials
4.7%
Consumer Staples
1.6%
Communication Services
1.4%
Short-Term Investments & Other Net Assets
1.4%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Communication Services	1.4%
Consumer Staples	1.6%
Materials	4.7%
Utilities	5.4%
Energy	6.9%
Real Estate	8.8%
Information Technology	9.2%
Health Care	10.6%
Consumer Discretionary	10.8%
Industrials	12.8%
Financials	26.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

December 31, 2025

Annual Shareholder Report

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b)   Not applicable.

Item 2.                        Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer or controller.

Item 3.                        Audit Committee Financial Expert.

The Registrant's board of directors has determined that the Registrant has three audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Gail Hanson, William Gerber and Elizabeth Levy-Navarro. Each of the audit committee financial experts is independent.

Item 4.                        Principal Accountant Fees and Services.

a) Audit Fees
Audit Fees and Expenses of Registrant          2024                2025
$939,370         $1,057,551
(b) Audit Related Fees
Audit-Related Fees and Expenses of
Registrant                                                        2024                2025
                                                                        $ 0                   $ 0

(c) Tax Fees                                                    2024                2025
$97,890           $120,336
Review of dividend declarations
Review of excise tax calculations
Non-U.S. tax compliance

(d) All Other Fees                                           2024                2025
$ 0                   $ 0

(e)(1) It is the audit committee's policy to pre-approve all audit and non-audit service engagements for the Registrant; and any non-audit service engagement of the Registrant's auditor by (1) the Registrant's investment adviser and (2) any other entity in a control relationship with the investment adviser that provides ongoing services to the Registrant if, in each of (1) and (2) above, the non-audit service engagement relates directly to the operations and financial reporting of the Registrant. (2) Not applicable.

(f) Not applicable.

(g) Aggregate non-audit fees of Registrant,
Registrant’s investment adviser, and
related service providers                                 2024                2025
$1,213,939      $797,536
(h) The Registrant's audit committee has considered whether the auditor's provision of non-audit services to the Registrant's investment adviser and related service providers is compatible with the auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)   The Schedule of Investments are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7.            Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements and Other Information
December 31, 2025
Northwestern Mutual Series Fund, Inc.
A Series Fund Offering 30 Portfolios
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Managed Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Active/Passive Very Aggressive Portfolio
Active/Passive Aggressive Portfolio
Active/Passive Moderate Portfolio
Active/Passive Balanced Portfolio
Active/Passive Conservative Portfolio

Northwestern Mutual Series Fund, Inc.
Table of Contents
Schedule of Investments
Growth Stock Portfolio
.............................................................................
3
Focused Appreciation Portfolio
......................................................................
5
Large Cap Core Stock Portfolio
......................................................................
6
Large Cap Blend Portfolio
...........................................................................
8
Index 500 Stock Portfolio
...........................................................................
10
Large Company Value Portfolio
......................................................................
16
Domestic Equity Portfolio
...........................................................................
18
Equity Income Portfolio
............................................................................
20
Mid Cap Growth Stock Portfolio
.....................................................................
22
Index 400 Stock Portfolio
...........................................................................
25
Mid Cap Value Portfolio
............................................................................
30
Small Cap Growth Stock Portfolio
....................................................................
33
Index 600 Stock Portfolio
...........................................................................
36
Small Cap Value Portfolio
...........................................................................
43
International Growth Portfolio
......................................................................
46
Research International Core Portfolio
................................................................
48
International Equity Portfolio
.......................................................................
51
Emerging Markets Equity Portfolio
...................................................................
57
Government Money Market Portfolio
................................................................
59
Short-Term Bond Portfolio
..........................................................................
63
Select Bond Portfolio
...............................................................................
81
Long-Term U.S. Government Bond Portfolio
...........................................................
99
Inflation Managed Portfolio
.........................................................................
103
High Yield Bond Portfolio
...........................................................................
110
Multi-Sector Bond Portfolio
.........................................................................
118
Active/Passive Very Aggressive Portfolio
..............................................................
147
Active/Passive Aggressive Portfolio
..................................................................
149
Active/Passive Moderate Portfolio
...................................................................
152
Active/Passive Balanced Portfolio
....................................................................
155
Active/Passive Conservative Portfolio
................................................................
158
Statements of Assets and Liabilities
.......................................................................
160
Statements of Operations
...............................................................................
166
Statements of Changes in Net Assets
.....................................................................
172
Statement of Cash Flows
................................................................................
182
Financial Highlights
.....................................................................................
183
Notes to Financial Statements
...........................................................................
191
Report of Independent Registered Public Accounting Firm
...................................................
215
Abbreviations
..........................................................................................
216
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements
..............................
217
Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
Common Stocks
( 99 .7% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 15 .6% )
Alphabet, Inc. - Class A  80,122 25,078
Alphabet, Inc. - Class C  295,011 92,575
Meta Platforms, Inc. -
Class A  111,388 73,526
Netflix, Inc. * 325,562 30,525
T-Mobile US, Inc.  63,763 12,946
Total 234,650
Consumer Discretionary ( 17 .3% )
Amazon.com, Inc. * 444,857 102,682
Booking Holdings, Inc.  2,685 14,379
Carvana Co. * 146,734 61,925
Chipotle Mexican Grill,
Inc. * 186,208 6,890
DoorDash, Inc.
- Class A * 32,027 7,253
Ross Stores, Inc.  36,349 6,548
Sea, Ltd., ADR * 52,793 6,735
Tesla, Inc. * 99,841 44,900
The TJX Cos., Inc.  48,868 7,507
Total 258,819
Consumer Staples ( 0 .7% )
Colgate-Palmolive Co.  52,796 4,172
Mondelez International,
Inc.  43,853 2,360
The Procter & Gamble
Co.  24,513 3,513
Total 10,045
Financials ( 8 .2% )
Adyen NV * 1,763 2,829
The Charles Schwab
Corp.  48,310 4,826
Chubb, Ltd.  43,694 13,638
The Goldman Sachs
Group, Inc.  7,365 6,474
Marsh & McLennan
Cos., Inc.  23,773 4,410
Mastercard, Inc. -
Class A  61,028 34,840
Moody's Corp.  9,173 4,686
Morgan Stanley  37,864 6,722
Visa, Inc. - Class A  128,861 45,193
Total 123,618
Health Care ( 7 .1% )
Danaher Corp.  36,377 8,327
Eli Lilly & Co.  45,843 49,266
Intuitive Surgical, Inc. * 38,936 22,052
Medline Inc. * 31,454 1,321
Stryker Corp.  18,815 6,613
Thermo Fisher
Scientific, Inc.  15,354 8,897
Common Stocks
(99.7%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
UnitedHealth Group,
Inc.  30,916 10,206
Total 106,682
Industrials ( 3 .3% )
Cintas Corp.  17,472 3,286
GE Vernova, Inc.  15,605 10,199
General Electric Co.  92,403 28,463
Old Dominion Freight
Line, Inc.  18,957 2,973
TransDigm Group, Inc.  2,944 3,915
Veralto Corp.  9,354 933
Total 49,769
Information Technology ( 46 .4% )
Apple, Inc.  474,049 128,875
ASML Holding NV  11,807 12,632
Broadcom, Inc.  212,145 73,424
CrowdStrike Holdings,
Inc. * 12,297 5,764
Datadog, Inc.
- Class  A * 15,958 2,170
Microsoft Corp.  290,699 140,588
Monolithic Power
Systems, Inc.  8,123 7,362
NVIDIA Corp.  1,254,885 234,036
Oracle Corp.  82,373 16,055
Palantir Technologies,
Inc. - Class A * 25,748 4,577
Roper Technologies,
Inc.  12,599 5,608
ServiceNow, Inc. * 145,088 22,226
Shopify, Inc. - Class A * 89,877 14,468
Synopsys, Inc. * 16,791 7,887
Taiwan Semiconductor
Manufacturing Co.,
Ltd., ADR  29,627 9,003
TE Connectivity PLC  31,159 7,089
Texas Instruments, Inc.  21,095 3,660
Total 695,424
Materials ( 0 .6% )
Linde PLC  10,351 4,414
The Sherwin-Williams
Co.  14,957 4,846
Total 9,260
Common Stocks
(99.7%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 0 .5% )
Constellation Energy
Corp.  22,767 8,043
Total 8,043
Total Common Stocks
(Cost: $625,221) 1,496,310
Total Investments (99.7%)
(Cost: $625,221)
@
1,496,310
Other Assets, Less
Liabilities (0.3%) 4,290
Net Assets (100.0%) 1,500,600

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $631,237 and the net unrealized appreciation of investments based on that cost was $865,072 which is comprised of $887,342 aggregate gross unrealized appreciation and
$22,270 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Financials $ 120,789 $ 2,829 $ —
All Others 1,372,692 — —
Total Assets:
$ 1,493,481 $ 2,829 $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio
Common Stocks
( 98 .9% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 23 .6% )
Alphabet, Inc. - Class A  369,415 115,627
Alphabet, Inc. - Class C  67,929 21,316
Meta Platforms, Inc. -
Class A  166,969 110,215
Netflix, Inc. * 870,371 81,606
The Walt Disney Co.  323,419 36,795
Total 365,559
Consumer Discretionary ( 16 .9% )
Alibaba Group Holding,
Ltd., ADR  10,904 1,599
Amazon.com, Inc. * 355,044 81,951
NIKE, Inc. - Class B  177,981 11,339
Starbucks Corp.  214,627 18,074
Tesla, Inc. * 294,308 132,356
Yum China Holdings,
Inc.  79,833 3,811
Yum! Brands, Inc.  88,063 13,322
Total 262,452
Consumer Staples ( 2 .9% )
Monster Beverage
Corp. * 578,996 44,392
Total 44,392
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 7 .6% )
Block, Inc. - Class A * 161,762 10,529
FactSet Research
Systems, Inc.  33,528 9,729
PayPal Holdings, Inc.  146,716 8,565
SEI Investments Co.  190,768 15,647
Visa, Inc. - Class A  209,081 73,327
Total 117,797
Health Care ( 11 .8% )
Illumina, Inc. * 95,102 12,473
Intuitive Surgical, Inc. * 38,850 22,003
Novartis AG, ADR  127,146 17,530
Novo Nordisk A/S, ADR  405,895 20,652
Regeneron
Pharmaceuticals, Inc.  43,755 33,773
Roche Holding AG,
ADR  289,483 14,929
Thermo Fisher
Scientific, Inc.  33,339 19,318
Vertex
Pharmaceuticals,
Inc. * 92,471 41,923
Total 182,601
Common Stocks
(98.9%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 6 .7% )
The Boeing Co. * 325,413 70,654
Deere & Co.  30,291 14,102
Expeditors International
of Washington, Inc.  127,238 18,960
Total 103,716
Information Technology ( 29 .4% )
Autodesk, Inc. * 127,312 37,686
Microsoft Corp.  134,198 64,901
NVIDIA Corp.  908,239 169,386
Oracle Corp.  374,935 73,078
QUALCOMM, Inc.  96,415 16,492
Salesforce, Inc.  128,833 34,129
Shopify, Inc. - Class A * 311,618 50,161
Workday, Inc.
- Class A * 44,709 9,603
Total 455,436
Total Common Stocks
(Cost: $639,794) 1,531,953
Total Investments (98.9%)
(Cost: $639,794)
@
1,531,953
Other Assets, Less
Liabilities (1.1%) 16,978
Net Assets (100.0%) 1,548,931
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $648,186 and the net unrealized appreciation of investments based on that cost was $883,767 which is comprised of $906,337 aggregate gross unrealized appreciation and
$22,570 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,531,953 $ — $ —
Total Assets:
$ 1,531,953 $ — $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
( 99 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 9 .9% )
Alphabet, Inc. - Class A  164,036 51,343
Meta Platforms, Inc. -
Class A  16,079 10,614
Netflix, Inc. * 54,131 5,076
T-Mobile US, Inc.  39,555 8,031
The Walt Disney Co.  55,393 6,302
Total 81,366
Consumer Discretionary ( 12 .3% )
Airbnb, Inc. - Class A * 22,336 3,032
Amazon.com, Inc. * 179,815 41,505
Burlington Stores, Inc. * 7,704 2,225
DoorDash, Inc.
- Class  A * 17,199 3,895
Hyatt Hotels Corp. -
Class A  32,528 5,215
Lowe's Companies,
Inc.  19,619 4,731
Lululemon Athletica,
Inc. * 12,288 2,554
Marriott International,
Inc.  21,897 6,793
O'Reilly Automotive,
Inc. * 50,867 4,640
Pool Corp.  16,220 3,710
Royal Caribbean
Cruises, Ltd.  11,683 3,259
Starbucks Corp.  29,404 2,476
Tesla, Inc. * 32,334 14,541
Williams-Sonoma, Inc.  14,990 2,677
Total 101,253
Consumer Staples ( 4 .7% )
British American
Tobacco PLC, ADR  36,870 2,088
Casey's General
Stores, Inc.  1,495 826
The Coca-Cola Co.  79,373 5,549
The Estee Lauder
Cos., Inc. - Class A  4,171 437
The Magnum Ice
Cream Company
NV * 12,978 206
McCormick & Co., Inc.
- Non-Voting Shares  16,838 1,147
Monster Beverage
Corp. * 25,649 1,967
PepsiCo, Inc.  9,848 1,413
Performance Food
Group Co. * 23,376 2,102
Philip Morris
International, Inc.  30,841 4,947
The Procter & Gamble
Co.  13,733 1,968
Unilever PLC, ADR  57,682 3,772
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
US Foods Holding
Corp. * 71,800 5,408
Walmart, Inc.  63,074 7,027
Total 38,857
Energy ( 3 .7% )
EQT Corp.  34,900 1,871
Exxon Mobil Corp.  117,212 14,105
Marathon Petroleum
Corp.  18,348 2,984
Shell PLC, ADR  101,823 7,482
Targa Resources Corp.  24,147 4,455
Total 30,897
Financials ( 13 .7% )
American International
Group, Inc.  29,680 2,539
Arch Capital Group,
Ltd. * 23,084 2,214
Berkshire Hathaway,
Inc. - Class B * 32,888 16,531
BlackRock, Inc.  2,115 2,264
Chubb, Ltd.  12,519 3,907
Everest Group, Ltd.  5,930 2,012
The Goldman Sachs
Group, Inc.  19,110 16,798
KeyCorp  193,980 4,004
KKR & Co., Inc.  104,198 13,283
Marsh & McLennan
Cos., Inc.  33,338 6,185
Mastercard, Inc. -
Class A  38,661 22,071
Wells Fargo & Co.  226,428 21,103
Total 112,911
Health Care ( 10 .4% )
Abbott Laboratories  14,138 1,771
AbbVie, Inc.  15,188 3,470
Agilent Technologies,
Inc.  11,515 1,567
Alnylam
Pharmaceuticals,
Inc. * 684 272
Amgen, Inc.  4,969 1,626
argenx SE, ADR * 940 790
AstraZeneca PLC, ADR  31,198 2,868
Bio-Techne Corp.  17,063 1,003
Boston Scientific
Corp. * 11,321 1,079
Cardinal Health, Inc.  9,536 1,960
Cencora, Inc.  4,355 1,471
CVS Health Corp.  23,031 1,828
Danaher Corp.  7,442 1,704
Edwards Lifesciences
Corp. * 22,291 1,900
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Elanco Animal Health,
Inc. * 31,280 708
Elevance Health, Inc.  5,779 2,026
Eli Lilly & Co.  14,228 15,291
Gilead Sciences, Inc.  12,741 1,564
GSK PLC, ADR  64,315 3,154
Haleon PLC, ADR  281,711 2,848
HCA Healthcare, Inc.  1,873 874
Incyte Corp. * 989 98
Intuitive Surgical, Inc. * 7,920 4,486
Johnson & Johnson  15,045 3,114
Labcorp Holdings, Inc.  4,883 1,225
Medtronic PLC  28,295 2,718
Merck & Co., Inc.  71,066 7,480
Regeneron
Pharmaceuticals, Inc.  1,105 853
STERIS PLC  6,303 1,598
Stryker Corp.  3,593 1,263
Thermo Fisher
Scientific, Inc.  7,893 4,574
United Therapeutics
Corp. * 2,338 1,139
UnitedHealth Group,
Inc.  15,278 5,043
Vertex
Pharmaceuticals,
Inc. * 4,634 2,101
Total 85,466
Industrials ( 6 .4% )
The Boeing Co. * 17,051 3,702
Builders FirstSource,
Inc. * 11,466 1,180
C.H. Robinson
Worldwide, Inc.  31,351 5,040
Clean Harbors, Inc. * 25,565 5,994
Deere & Co.  462 215
Delta Air Lines, Inc.  30,368 2,108
Ferguson Enterprises,
Inc.  13,915 3,098
IDEX Corp.  13,560 2,413
Ingersoll-Rand, Inc.  19,819 1,570
Johnson Controls
International PLC  17,354 2,078
L3Harris Technologies,
Inc.  2,604 764
Northrop Grumman
Corp.  6,935 3,954
PACCAR, Inc.  77,404 8,476
Parker Hannifin Corp.  1,389 1,221
RTX Corp.  5,871 1,077
Trane Technologies
PLC  3,461 1,347
Vertiv Holdings Co.  15,690 2,542
W.W. Grainger, Inc.  2,279 2,300

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Waste Connections,
Inc.  12,837 2,251
WESCO International,
Inc.  7,213 1,765
Total 53,095
Information Technology ( 32 .6% )
Advanced Micro
Devices, Inc. * 53,039 11,359
Amphenol Corp.  16,800 2,270
Apple, Inc.  197,096 53,583
Arista Networks, Inc. * 32,406 4,246
Autodesk, Inc. * 17,187 5,088
Broadcom, Inc.  73,554 25,457
Cadence Design
Systems, Inc. * 10,241 3,201
Figma, Inc. - Class A * 14,541 543
Flex, Ltd. * 31,359 1,895
Intuit, Inc.  7,467 4,946
Microsoft Corp.  113,961 55,114
NVIDIA Corp.  388,953 72,540
NXP Semiconductors
NV  14,062 3,052
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Oracle Corp.  16,189 3,155
Palantir Technologies,
Inc. - Class A * 28,874 5,132
Samsara, Inc. * 44,078 1,563
SAP SE, ADR  8,375 2,034
ServiceNow, Inc. * 15,790 2,419
Snowflake, Inc. * 16,392 3,596
Synopsys, Inc. * 12,300 5,778
Texas Instruments, Inc.  12,533 2,174
Total 269,145
Materials ( 2 .0% )
Celanese Corp.  23,302 985
Crown Holdings, Inc.  9,430 971
James Hardie
Industries PLC * 225,128 4,671
Linde PLC  11,721 4,998
Nucor Corp.  9,619 1,569
Packaging Corp. of
America  6,952 1,434
PPG Industries, Inc.  19,206 1,968
Total 16,596
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Real Estate ( 1 .0% )
Welltower, Inc.  42,616 7,910
Total 7,910
Utilities ( 2 .9% )
American Electric
Power Co., Inc.  21,032 2,425
Atmos Energy Corp.  19,828 3,324
Dominion Energy, Inc.  89,314 5,233
Eversource Energy  19,694 1,326
NRG Energy, Inc.  17,754 2,827
PG&E Corp.  218,349 3,509
Sempra  60,531 5,344
Total 23,988
Total Common Stocks
(Cost: $625,489) 821,484
Total Investments (99.6%)
(Cost: $625,489)
@
821,484
Other Assets, Less
Liabilities (0.4%) 3,282
Net Assets (100.0%) 824,766
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $627,472 and the net unrealized appreciation of investments based on that cost was $194,012 which is comprised of $207,572 aggregate gross unrealized appreciation and
$13,560 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 821,484 $ — $ —
Total Assets:
$ 821,484 $ — $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
Common Stocks
( 99 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 10 .5% )
Alphabet, Inc. - Class A  26,775 8,381
Meta Platforms, Inc. -
Class A  8,834 5,831
The Walt Disney Co.  31,872 3,626
Total 17,838
Consumer Discretionary ( 11 .8% )
Amazon.com, Inc. * 32,193 7,431
Chipotle Mexican Grill,
Inc. * 20,825 770
DoorDash, Inc.
- Class  A * 3,893 882
Lowe's Companies,
Inc.  16,466 3,971
Marriott International,
Inc.  3,008 933
McDonald's Corp.  10,334 3,158
Tesla, Inc. * 6,188 2,783
Total 19,928
Consumer Staples ( 2 .9% )
Mondelez International,
Inc.  25,477 1,372
Walmart, Inc.  31,498 3,509
Total 4,881
Energy ( 2 .0% )
Baker Hughes Co.  74,840 3,408
Total 3,408
Financials ( 16 .2% )
American Express Co.  11,457 4,238
Ameriprise Financial,
Inc.  2,138 1,048
Arthur J. Gallagher &
Co.  11,264 2,915
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Blackstone, Inc.  19,597 3,021
Mastercard, Inc. -
Class A  7,931 4,528
Morgan Stanley  13,435 2,385
The Progressive Corp.  6,860 1,562
The Travelers Cos.,
Inc.  4,250 1,233
U.S. Bancorp  22,615 1,207
Wells Fargo & Co.  56,378 5,254
Total 27,391
Health Care ( 8 .8% )
AbbVie, Inc.  11,352 2,594
Edwards Lifesciences
Corp. * 26,365 2,248
Eli Lilly & Co.  2,761 2,967
Medtronic PLC  24,226 2,327
Regeneron
Pharmaceuticals, Inc.  1,665 1,285
Stryker Corp.  6,748 2,372
Vertex
Pharmaceuticals,
Inc. * 2,665 1,208
Total 15,001
Industrials ( 7 .4% )
Carrier Global Corp.  16,754 885
Deere & Co.  3,671 1,709
Eaton Corp. PLC  6,969 2,220
Howmet Aerospace,
Inc.  9,411 1,930
Northrop Grumman
Corp.  4,927 2,809
Trane Technologies
PLC  5,202 2,025
United Rentals, Inc.  1,220 987
Total 12,565
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology ( 34 .4% )
Amphenol Corp.  10,731 1,450
Apple, Inc.  47,307 12,861
Broadcom, Inc.  16,087 5,568
Intuit, Inc.  2,890 1,914
Microsoft Corp.  26,601 12,865
NVIDIA Corp.  78,443 14,630
NXP Semiconductors
NV  14,419 3,130
Oracle Corp.  15,580 3,037
Roper Technologies,
Inc.  2,124 945
ServiceNow, Inc. * 12,065 1,848
Total 58,248
Materials ( 1 .5% )
Vulcan Materials Co.  8,851 2,524
Total 2,524
Real Estate ( 0 .7% )
Prologis, Inc.  9,806 1,252
Total 1,252
Utilities ( 3 .4% )
Entergy Corp.  12,160 1,124
NextEra Energy, Inc.  39,840 3,198
The Southern Co.  16,635 1,451
Total 5,773
Total Common Stocks
(Cost: $134,956) 168,809
Total Investments (99.6%)
(Cost: $134,956)
@
168,809
Other Assets, Less
Liabilities (0.4%) 661
Net Assets (100.0%) 169,470
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $135,952 and the net unrealized appreciation of investments based on that cost was $32,858 which is comprised of $35,448 aggregate gross unrealized appreciation and
$2,590 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 168,809 $ — $ —
Total Assets:
$ 168,809 $ — $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
( 99.4% )
Shares/
Par
+
Value
$ (000's)
Communication Services (10.5%)
Alphabet, Inc. - Class A  739,420 231,438
Alphabet, Inc. - Class C  591,041 185,469
AT&T, Inc.  901,104 22,383
Charter
Communications, Inc.
- Class A * 11,030 2,303
Comcast Corp.
- Class A  461,957 13,808
Electronic Arts, Inc.  28,524 5,828
Fox Corp. - Class A  25,545 1,867
Fox Corp. - Class B  17,886 1,161
Live Nation
Entertainment, Inc. * 18,698 2,664
Match Group, Inc.  29,201 943
Meta Platforms, Inc. -
Class A  276,820 182,726
Netflix, Inc. * 538,585 50,498
News Corp. - Class A  49,274 1,287
News Corp. - Class B  14,592 432
Omnicom Group, Inc.  41,517 3,353
Paramount Skydance
Corp. - Class B  25,448 341
Take-Two Interactive
Software, Inc. * 21,225 5,434
TKO Group Holdings,
Inc.  8,607 1,799
T-Mobile US, Inc.  61,359 12,458
The Trade Desk, Inc.
- Class A * 58,066 2,204
Verizon
Communications, Inc.  534,946 21,788
The Walt Disney Co.  226,919 25,817
Warner Bros.
Discovery, Inc. * 316,227 9,114
Total 785,115
Consumer Discretionary (10.4%)
Airbnb, Inc. - Class A * 54,274 7,366
Amazon.com, Inc. * 1,236,489 285,406
Aptiv PLC * 28,014 2,132
AutoZone, Inc. * 2,107 7,146
Best Buy Co., Inc.  25,128 1,682
Booking Holdings, Inc.  4,111 22,016
Carnival Corp. * 132,166 4,036
Carvana Co. * 17,976 7,586
Chipotle Mexican Grill,
Inc. * 168,937 6,251
D.R. Horton, Inc.  34,619 4,986
Darden Restaurants,
Inc.  15,224 2,802
Deckers Outdoor
Corp. * 18,584 1,927
Domino's Pizza, Inc.  3,989 1,663
DoorDash , Inc.
- Class A * 47,282 10,708
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
eBay, Inc.  57,695 5,025
Expedia Group, Inc.  15,005 4,251
Ford Motor Co.  494,495 6,488
Garmin, Ltd.  19,906 4,038
General Motors Co.  118,571 9,642
Genuine Parts Co.  17,777 2,186
Hasbro, Inc.  16,603 1,361
Hilton Worldwide
Holdings, Inc.  29,524 8,481
The Home Depot, Inc.  126,551 43,546
Las Vegas Sands Corp.  39,455 2,568
Lennar Corp. - Class A  27,839 2,862
Lowe's Companies,
Inc.  71,483 17,239
Lululemon Athletica,
Inc. * 13,716 2,850
Marriott International,
Inc.  28,229 8,758
McDonald's Corp.  90,668 27,711
MGM Resorts
International * 26,612 971
NIKE, Inc. - Class B  151,581 9,657
Norwegian Cruise Line
Holdings, Ltd. * 57,774 1,290
NVR, Inc. * 356 2,596
O'Reilly Automotive,
Inc. * 106,788 9,740
Pool Corp.  4,195 960
PulteGroup, Inc.  25,095 2,943
Ralph Lauren Corp.  4,733 1,674
Ross Stores, Inc.  41,663 7,505
Royal Caribbean
Cruises, Ltd.  32,018 8,930
Starbucks Corp.  145,172 12,225
Tapestry, Inc.  25,560 3,266
Tesla, Inc. * 356,931 160,519
The TJX Cos., Inc.  141,529 21,740
Tractor Supply Co.  68,035 3,402
Ulta Beauty, Inc. * 5,809 3,514
Williams-Sonoma, Inc.  15,116 2,700
Wynn Resorts, Ltd.  10,385 1,250
Yum! Brands, Inc.  35,189 5,323
Total 772,918
Consumer Staples (4.7%)
Altria Group, Inc.  214,509 12,369
Archer-Daniels-Midland
Co.  61,712 3,548
Brown-Forman Corp. -
Class B  23,781 620
Bunge Global SA  17,253 1,537
The Campbell's
Company  25,003 697
Church & Dwight Co.,
Inc.  30,095 2,523
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
The Clorox Co.  16,089 1,622
The Coca-Cola Co.  492,615 34,439
Colgate-Palmolive Co.  103,131 8,149
Conagra Brands, Inc.  63,153 1,093
Constellation Brands,
Inc. - Class A  18,237 2,516
Costco Wholesale
Corp.  56,409 48,644
Dollar General Corp.  28,268 3,753
Dollar Tree, Inc. * 24,181 2,974
The Estee Lauder
Cos., Inc. - Class A  30,243 3,167
General Mills, Inc.  68,295 3,176
The Hershey Co.  18,962 3,451
Hormel Foods Corp.  37,920 899
The J.M. Smucker Co.  13,924 1,362
Kenvue , Inc.  248,437 4,285
Keurig Dr. Pepper, Inc.  167,400 4,689
Kimberly-Clark Corp.  42,873 4,325
The Kraft Heinz Co.  106,751 2,589
The Kroger Co.  77,272 4,828
Lamb Weston
Holdings, Inc.  18,664 782
McCormick & Co., Inc.
- Non-Voting Shares  32,490 2,213
Molson Coors
Beverage Co.
- Class B  22,888 1,068
Mondelez International,
Inc.  164,904 8,877
Monster Beverage
Corp. * 91,430 7,010
PepsiCo, Inc.  173,849 24,951
Philip Morris
International, Inc.  197,818 31,730
The Procter & Gamble
Co.  296,924 42,552
Sysco Corp.  60,555 4,462
Target Corp.  58,437 5,712
Tyson Foods, Inc. -
Class A  34,946 2,048
Walmart, Inc.  558,295 62,200
Total 350,860
Energy (2.8%)
APA Corp.  42,216 1,033
Baker Hughes Co.  125,175 5,700
Chevron Corp.  240,573 36,666
ConocoPhillips  157,066 14,703
Coterra Energy, Inc.  96,068 2,528
Devon Energy Corp.  78,409 2,872
Diamondback Energy,
Inc.  23,608 3,549
EOG Resources, Inc.  68,773 7,222
EQT Corp.  77,758 4,168

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Expand Energy Corp.  27,183 3,000
Exxon Mobil Corp.  536,023 64,505
Halliburton Co.  106,916 3,021
Kinder Morgan, Inc.  250,256 6,880
Marathon Petroleum
Corp.  38,741 6,300
Occidental Petroleum
Corp.  88,103 3,623
ONEOK, Inc.  80,396 5,909
Phillips 66  51,341 6,625
SLB, Ltd.  189,223 7,262
Targa Resources Corp.  27,273 5,032
Texas Pacific Land
Corp.  7,305 2,098
Valero Energy Corp.  39,442 6,421
The Williams Cos., Inc.  155,475 9,346
Total 208,463
Financials (13.3%)
Aflac, Inc.  59,920 6,607
The Allstate Corp.  33,520 6,977
American Express Co.  68,294 25,265
American International
Group, Inc.  68,583 5,867
Ameriprise Financial,
Inc.  11,955 5,862
Aon PLC  27,351 9,652
Apollo Global
Management, Inc.  57,921 8,385
Arch Capital Group,
Ltd. * 45,897 4,402
Ares Management
Corp. - Class A  26,086 4,216
Arthur J. Gallagher &
Co.  32,369 8,377
Assurant, Inc.  6,496 1,565
Bank of America Corp.  853,929 46,966
The Bank of New York
Mellon Corp.  88,637 10,290
Berkshire Hathaway,
Inc. - Class B * 233,245 117,241
BlackRock, Inc.  18,395 19,689
Blackstone, Inc.  93,557 14,421
Block, Inc. - Class A * 70,079 4,561
Brown & Brown, Inc.  36,111 2,878
Capital One Financial
Corp.  80,805 19,584
Cboe Global Markets,
Inc.  13,414 3,367
The Charles Schwab
Corp.  212,306 21,211
Chubb, Ltd.  46,384 14,477
Cincinnati Financial
Corp.  19,405 3,169
Citigroup, Inc.  227,429 26,539
Citizens Financial
Group, Inc.  55,795 3,259
CME Group, Inc.  45,815 12,511
Coinbase Global, Inc. -
Class A * 28,887 6,533
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Corpay , Inc. * 8,978 2,702
Erie Indemnity Co. -
Class A  3,291 943
Everest Group, Ltd.  5,448 1,849
FactSet Research
Systems, Inc.  4,941 1,434
Fidelity National
Information Services,
Inc.  65,271 4,338
Fifth Third Bancorp  82,781 3,875
Fiserv, Inc. * 69,432 4,664
Franklin Resources,
Inc.  37,588 898
Global Payments, Inc.  30,299 2,345
Globe Life, Inc.  10,514 1,470
The Goldman Sachs
Group, Inc.  38,122 33,509
The Hartford Insurance
Group, Inc.  35,445 4,884
Huntington
Bancshares, Inc.  186,788 3,241
Interactive Brokers
Group, Inc. - Class A  56,057 3,605
Intercontinental
Exchange, Inc.  72,966 11,818
Invesco, Ltd.  58,285 1,531
Jack Henry &
Associates, Inc.  9,414 1,718
JPMorgan Chase & Co.  346,013 111,492
KeyCorp  115,275 2,379
KKR & Co., Inc.  87,473 11,151
Loews Corp.  20,928 2,204
M&T Bank Corp.  19,916 4,013
Marsh & McLennan
Cos., Inc.  62,794 11,650
Mastercard, Inc. -
Class A  104,221 59,498
MetLife, Inc.  70,649 5,577
Moody's Corp.  19,406 9,914
Morgan Stanley  154,121 27,361
MSCI, Inc.  9,492 5,446
Nasdaq, Inc.  57,899 5,624
Northern Trust Corp.  24,142 3,298
PayPal Holdings, Inc.  118,926 6,943
The PNC Financial
Services Group, Inc.  50,300 10,499
Principal Financial
Group, Inc.  24,669 2,176
The Progressive Corp.  74,813 17,036
Prudential Financial,
Inc.  44,349 5,006
Raymond James
Financial, Inc.  22,439 3,603
Regions Financial
Corp.  110,296 2,989
Robinhood Markets,
Inc. - Class A * 98,857 11,181
S&P Global, Inc.  39,403 20,592
State Street Corp.  35,459 4,575
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Synchrony Financial  45,276 3,777
T. Rowe Price Group,
Inc.  28,347 2,902
The Travelers Cos.,
Inc.  28,620 8,302
Truist Financial Corp.  164,698 8,105
U.S. Bancorp  197,490 10,538
Visa, Inc. - Class A  214,506 75,229
W.R. Berkley Corp.  38,894 2,727
Wells Fargo & Co.  398,993 37,186
Willis Towers Watson
PLC  12,010 3,946
Total 995,614
Health Care (9.6%)
Abbott Laboratories  221,088 27,700
AbbVie, Inc.  224,700 51,342
Agilent Technologies,
Inc.  35,832 4,876
Align Technology, Inc. * 8,746 1,366
Amgen, Inc.  68,657 22,472
Baxter International,
Inc.  65,489 1,252
Becton Dickinson and
Co.  36,342 7,053
Biogen, Inc. * 18,958 3,336
Bio-Techne Corp.  20,303 1,194
Boston Scientific
Corp. * 188,904 18,012
Bristol-Myers Squibb
Co.  259,704 14,008
Cardinal Health, Inc.  30,652 6,299
Cencora , Inc.  24,764 8,364
Centene Corp. * 59,574 2,451
Charles River
Laboratories
International, Inc. * 6,320 1,261
The Cigna Group  33,808 9,305
The Cooper Cos., Inc. * 25,661 2,103
CVS Health Corp.  161,122 12,787
Danaher Corp.  79,905 18,292
DaVita, Inc. * 4,566 519
Dexcom, Inc. * 48,737 3,235
Edwards Lifesciences
Corp. * 73,494 6,265
Elevance Health, Inc.  28,185 9,880
Eli Lilly & Co.  100,937 108,475
GE HealthCare
Technologies, Inc.  57,131 4,686
Gilead Sciences, Inc.  157,244 19,300
HCA Healthcare, Inc.  20,303 9,479
Henry Schein, Inc. * 13,166 995
Hologic, Inc. * 28,999 2,160
Humana, Inc.  15,504 3,971
IDEXX Laboratories,
Inc. * 10,137 6,858
Incyte Corp. * 21,102 2,084
Insulet Corp. * 9,033 2,568
Intuitive Surgical, Inc. * 45,058 25,519

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
IQVIA Holdings, Inc. * 21,146 4,767
Johnson & Johnson  306,332 63,395
Labcorp Holdings, Inc.  10,372 2,602
McKesson Corp.  15,688 12,869
Medtronic PLC  163,491 15,705
Merck & Co., Inc.  315,477 33,207
Mettler-Toledo
International, Inc. * 2,567 3,579
Moderna, Inc. * 44,403 1,309
Molina Healthcare,
Inc. * 6,256 1,086
Pfizer, Inc.  720,198 17,933
Quest Diagnostics, Inc.  14,454 2,508
Regeneron
Pharmaceuticals, Inc.  12,810 9,888
ResMed, Inc.  18,263 4,399
Revvity , Inc.  14,146 1,369
Solventum Corp. * 17,690 1,402
STERIS PLC  12,752 3,233
Stryker Corp.  43,871 15,419
Thermo Fisher
Scientific, Inc.  47,711 27,646
UnitedHealth Group,
Inc.  115,199 38,028
Universal Health
Services, Inc.
- Class B  6,886 1,501
Vertex
Pharmaceuticals,
Inc. * 32,411 14,694
Viatris , Inc.  149,322 1,859
Waters Corp. * 7,685 2,919
West Pharmaceutical
Services, Inc.  9,164 2,521
Zimmer Biomet
Holdings, Inc.  25,303 2,275
Zoetis, Inc.  56,025 7,049
Total 712,629
Industrials (8.1%)
3M Co.  68,032 10,892
A.O. Smith Corp.  14,901 997
Allegion PLC  11,022 1,755
AMETEK, Inc.  29,706 6,099
Automatic Data
Processing, Inc.  51,729 13,306
Axon Enterprise, Inc. * 10,027 5,695
The Boeing Co. * 99,101 21,517
Broadridge Financial
Solutions, Inc.  15,057 3,360
Builders FirstSource ,
Inc. * 14,219 1,463
C.H. Robinson
Worldwide, Inc.  15,302 2,460
Carrier Global Corp.  99,822 5,275
Caterpillar, Inc.  59,588 34,136
Cintas Corp.  43,292 8,142
Comfort Systems USA,
Inc.  4,473 4,175
Copart, Inc. * 113,460 4,442
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
CSX Corp.  237,271 8,601
Cummins, Inc.  17,466 8,915
Dayforce, Inc. * 20,884 1,444
Deere & Co.  31,850 14,828
Delta Air Lines, Inc.  83,075 5,765
Dover Corp.  17,718 3,459
Eaton Corp. PLC  49,292 15,700
EMCOR Group, Inc.  5,718 3,498
Emerson Electric Co.  71,266 9,458
Equifax, Inc.  15,581 3,381
Expeditors International
of Washington, Inc.  16,635 2,479
Fastenal Co.  148,152 5,945
FedEx Corp.  27,704 8,003
Fortive Corp.  40,370 2,229
GE Vernova , Inc.  34,532 22,569
Generac Holdings,
Inc. * 7,790 1,062
General Dynamics
Corp.  31,969 10,763
General Electric Co.  134,072 41,298
Honeywell
International, Inc.  80,320 15,670
Howmet Aerospace,
Inc.  51,011 10,458
Hubbell, Inc.  6,846 3,040
Huntington Ingalls
Industries, Inc.  4,991 1,697
IDEX Corp.  9,893 1,760
Illinois Tool Works, Inc.  33,703 8,301
Ingersoll-Rand, Inc.  46,197 3,660
J.B. Hunt Transport
Services, Inc.  9,336 1,814
Jacobs Solutions, Inc.  15,460 2,048
Johnson Controls
International PLC  77,678 9,302
L3Harris Technologies,
Inc.  24,053 7,061
Leidos Holdings, Inc.  16,562 2,988
Lennox International,
Inc.  4,186 2,033
Lockheed Martin Corp.  25,882 12,518
Masco Corp.  26,932 1,709
Nordson Corp.  7,031 1,690
Norfolk Southern Corp.  28,499 8,228
Northrop Grumman
Corp.  17,158 9,784
Old Dominion Freight
Line, Inc.  23,902 3,748
Otis Worldwide Corp.  48,778 4,261
PACCAR, Inc.  66,539 7,287
Parker Hannifin Corp.  16,039 14,098
Paychex, Inc.  41,505 4,656
Paycom Software, Inc.  6,260 998
Pentair PLC  20,248 2,109
Quanta Services, Inc.  19,051 8,041
Republic Services, Inc.  25,548 5,414
Rockwell Automation,
Inc.  14,190 5,521
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Rollins, Inc.  35,876 2,153
RTX Corp.  170,103 31,197
Snap-on, Inc.  6,820 2,350
Southwest Airlines Co.  67,082 2,772
Stanley Black &
Decker, Inc.  19,723 1,465
Textron, Inc.  21,838 1,904
Trane Technologies
PLC  28,335 11,028
TransDigm Group, Inc.  7,227 9,611
Uber Technologies,
Inc. * 264,762 21,634
Union Pacific Corp.  75,116 17,376
United Airlines
Holdings, Inc. * 40,599 4,540
United Parcel Service,
Inc. - Class B  93,215 9,246
United Rentals, Inc.  8,031 6,500
Veralto Corp.  31,928 3,186
Verisk Analytics, Inc.  17,619 3,941
W.W. Grainger, Inc.  5,625 5,676
Waste Management,
Inc.  47,328 10,398
Westinghouse Air
Brake Technologies
Corp.  21,383 4,564
Xylem, Inc.  31,481 4,287
Total 606,833
Information Technology (34.2%)
Accenture PLC
- Class A  78,823 21,148
Adobe, Inc. * 53,206 18,622
Advanced Micro
Devices, Inc. * 206,420 44,207
Akamai Technologies,
Inc. * 17,723 1,546
Amphenol Corp.  155,594 21,027
Analog Devices, Inc.  62,530 16,958
Apple, Inc.  1,878,147 510,593
Applied Materials, Inc.  101,257 26,022
AppLovin Corp.
- Class A * 34,363 23,154
Arista Networks, Inc. * 131,493 17,230
Autodesk, Inc. * 27,033 8,002
Broadcom, Inc.  600,236 207,742
Cadence Design
Systems, Inc. * 34,718 10,852
CDW Corp.  16,943 2,308
Cisco Systems, Inc.  500,886 38,583
Cognizant Technology
Solutions Corp.  62,022 5,148
Corning, Inc.  99,852 8,743
CrowdStrike Holdings,
Inc. * 31,549 14,789
Datadog, Inc.
- Class A * 41,399 5,630
Dell Technologies, Inc.
- Class C  37,953 4,778
EPAM Systems, Inc. * 6,781 1,389

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
F5, Inc. * 7,396 1,888
Fair Isaac Corp. * 3,032 5,126
First Solar, Inc. * 13,619 3,558
Fortinet, Inc. * 80,343 6,380
Gartner, Inc. * 9,421 2,377
Gen Digital, Inc.  71,462 1,943
GoDaddy, Inc.
- Class A * 16,889 2,096
Hewlett Packard
Enterprise Co.  170,125 4,086
HP, Inc.  121,219 2,701
Intel Corp. * 569,913 21,030
International Business
Machines Corp.  118,479 35,095
Intuit, Inc.  35,403 23,452
Jabil, Inc.  13,801 3,147
Keysight Technologies,
Inc. * 21,553 4,379
KLA Corp.  16,701 20,293
Lam Research Corp.  159,648 27,329
Microchip Technology,
Inc.  69,585 4,434
Micron Technology, Inc.  142,161 40,574
Microsoft Corp.  944,692 456,872
Monolithic Power
Systems, Inc.  6,030 5,465
Motorola Solutions, Inc.  21,075 8,078
NetApp, Inc.  25,369 2,717
NVIDIA Corp.  3,088,650 576,033
NXP Semiconductors
NV  32,505 7,056
ON Semiconductor
Corp. * 51,458 2,786
Oracle Corp.  213,786 41,669
Palantir Technologies,
Inc. - Class A * 289,278 51,419
Palo Alto Networks,
Inc. * 86,938 16,014
PTC, Inc. * 15,406 2,684
Qnity Electronics, Inc.  27,173 2,219
QUALCOMM, Inc.  136,072 23,275
Roper Technologies,
Inc.  13,562 6,037
Salesforce, Inc.  120,957 32,043
Sandisk Corp. * 17,620 4,183
Seagate Technology
Holdings PLC  27,693 7,626
ServiceNow, Inc. * 132,690 20,327
Skyworks Solutions,
Inc.  19,316 1,225
Super Micro Computer,
Inc. * 65,680 1,922
Synopsys, Inc. * 23,473 11,026
TE Connectivity PLC  37,393 8,507
Teledyne Technologies,
Inc. * 5,808 2,966
Teradyne, Inc.  19,902 3,852
Texas Instruments, Inc.  116,078 20,138
Trimble, Inc. * 30,540 2,393
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Tyler Technologies,
Inc. * 5,578 2,532
VeriSign, Inc.  10,452 2,539
Western Digital Corp.  43,237 7,448
Workday, Inc.
- Class A * 27,812 5,973
Zebra Technologies
Corp. * 6,522 1,584
Total 2,556,967
Materials (1.8%)
Air Products and
Chemicals, Inc.  28,301 6,991
Albemarle Corp.  15,324 2,167
Amcor PLC  298,700 2,491
Avery Dennison Corp.  10,059 1,829
Ball Corp.  32,842 1,740
CF Industries Holdings,
Inc.  18,941 1,465
Corteva, Inc.  85,370 5,722
CRH PLC  85,195 10,632
Dow, Inc.  90,718 2,121
DuPont de Nemours,
Inc.  54,347 2,185
Ecolab, Inc.  32,617 8,563
Freeport-McMoRan,
Inc.  183,019 9,295
International Flavors &
Fragrances, Inc.  32,877 2,216
International Paper Co.  67,997 2,678
Linde PLC  59,511 25,375
LyondellBasell
Industries NV  33,245 1,439
Martin Marietta
Materials, Inc.  7,757 4,830
The Mosaic Co.  40,622 979
Newmont Corp.  138,705 13,850
Nucor Corp.  28,757 4,691
Packaging Corp. of
America  11,699 2,413
PPG Industries, Inc.  29,207 2,992
The Sherwin-Williams
Co.  29,213 9,466
Smurfit WestRock PLC  63,851 2,469
Steel Dynamics, Inc.  17,764 3,010
Vulcan Materials Co.  17,024 4,856
Total 136,465
Real Estate (1.8%)
Alexandria Real Estate
Equities, Inc.  19,913 975
American Tower Corp.  59,809 10,501
AvalonBay
Communities, Inc.  18,289 3,316
BXP, Inc.  18,581 1,254
Camden Property Trust  14,053 1,547
CBRE Group, Inc. * 37,755 6,071
CoStar Group, Inc. * 53,565 3,602
Crown Castle, Inc.  54,678 4,859
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Digital Realty Trust,
Inc.  40,250 6,227
Equinix, Inc.  12,428 9,522
Equity Residential  44,660 2,815
Essex Property Trust,
Inc.  8,274 2,165
Extra Space Storage,
Inc.  26,687 3,475
Federal Realty
Investment Trust  9,945 1,003
Healthpeak Properties,
Inc.  89,728 1,443
Host Hotels & Resorts,
Inc.  81,672 1,448
Invitation Homes, Inc.  73,093 2,031
Iron Mountain, Inc.  38,340 3,180
Kimco Realty Corp.  84,389 1,711
Mid-America Apartment
Communities, Inc.  14,983 2,081
Prologis, Inc.  117,366 14,983
Public Storage  20,371 5,286
Realty Income Corp.  117,093 6,601
Regency Centers Corp.  21,039 1,452
SBA Communications
Corp.  13,955 2,699
Simon Property Group,
Inc.  39,741 7,357
UDR, Inc.  39,598 1,452
Ventas, Inc.  59,705 4,620
VICI Properties, Inc.  136,248 3,831
Welltower, Inc.  85,428 15,856
Weyerhaeuser Co.  94,602 2,241
Total 135,604
Utilities (2.2%)
The AES Corp.  88,598 1,271
Alliant Energy Corp.  33,363 2,169
Ameren Corp.  34,801 3,475
American Electric
Power Co., Inc.  67,724 7,809
American Water Works
Co., Inc.  25,146 3,282
Atmos Energy Corp.  19,735 3,308
CenterPoint Energy,
Inc.  84,494 3,240
CMS Energy Corp.  39,228 2,743
Consolidated Edison,
Inc.  45,269 4,496
Constellation Energy
Corp.  39,903 14,097
Dominion Energy, Inc.  108,848 6,377
DTE Energy Co.  26,492 3,417
Duke Energy Corp.  98,808 11,581
Edison International  49,674 2,981
Entergy Corp.  55,946 5,171
Evergy , Inc.  30,276 2,195
Eversource Energy  46,760 3,148
Exelon Corp.  127,469 5,556
FirstEnergy Corp.  65,814 2,947

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
NextEra Energy, Inc.  262,813 21,099
NiSource, Inc.  55,036 2,298
NRG Energy, Inc.  24,249 3,861
PG&E Corp.  281,997 4,532
Pinnacle West Capital
Corp.  14,834 1,316
PPL Corp.  92,514 3,240
Public Service
Enterprise Group,
Inc.  62,673 5,033
Sempra  82,075 7,246
The Southern Co.  140,402 12,243
Vistra Corp.  40,680 6,563
WEC Energy Group,
Inc.  40,993 4,323
Xcel Energy, Inc.  72,976 5,390
Total 166,407
Total Common Stocks
(Cost: $1,933,741) 7,427,875
Total Investments (99.4%)
(Cost: $1,933,741)
@
7,427,875
Other Assets, Less
Liabilities (0.6%) 42,903
Net Assets (100.0%) 7,470,778
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P 500 Future Long USD 6 120 3/26 $ 41,355 $ 58 $ (311)
$ 58 $ (311)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (311) $ (311) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,935,732 and the net unrealized appreciation of investments based on that cost was $5,492,201 which is comprised of $5,587,285 aggregate gross unrealized appreciation and $95,084 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 7,427,875 $ — $ —
Other Financial Instruments^
Futures 58 — —
Total Assets:
$ 7,427,933 $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Common Stocks
( 98 .2% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 4 .0% )
Alphabet, Inc. - Class A  13,752 4,305
Verizon
Communications, Inc.  63,053 2,568
Total 6,873
Consumer Discretionary ( 1 .3% )
PulteGroup, Inc.  18,766 2,200
Total 2,200
Consumer Staples ( 15 .1% )
The Estee Lauder
Cos., Inc. - Class A  15,705 1,645
Kenvue, Inc.  198,355 3,422
Kimberly-Clark Corp.  26,129 2,636
Mondelez International,
Inc.  83,064 4,471
PepsiCo, Inc.  36,049 5,174
Sysco Corp.  40,866 3,011
Unilever PLC, ADR  83,912 5,488
Total 25,847
Energy ( 8 .5% )
Baker Hughes Co.  57,897 2,637
Chevron Corp.  28,701 4,374
Enterprise Products
Partners LP  167,301 5,364
TotalEnergies SE  33,954 2,221
Total 14,596
Financials ( 22 .6% )
The Bank of New York
Mellon Corp.  14,751 1,712
Berkshire Hathaway,
Inc. - Class B * 10,796 5,427
BlackRock, Inc.  4,875 5,218
The Charles Schwab
Corp.  42,416 4,238
Commerce
Bancshares, Inc.  13,142 688
JPMorgan Chase & Co.  17,864 5,756
Marsh & McLennan
Cos., Inc.  32,351 6,002
Reinsurance Group of
America, Inc.  20,654 4,202
Truist Financial Corp.  112,016 5,512
Total 38,755
Health Care ( 16 .0% )
Becton Dickinson and
Co.  26,555 5,154
Henry Schein, Inc. * 32,591 2,463
IQVIA Holdings, Inc. * 11,472 2,586
Johnson & Johnson  26,970 5,581
Medtronic PLC  43,103 4,140
Roche Holding AG  5,788 2,392
Common Stocks
(98.2%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
UnitedHealth Group,
Inc.  6,706 2,214
Zimmer Biomet
Holdings, Inc.  31,619 2,843
Total 27,373
Industrials ( 10 .1% )
A.O. Smith Corp.  48,359 3,234
Cummins, Inc.  3,308 1,689
Norfolk Southern Corp.  15,203 4,390
PACCAR, Inc.  27,407 3,001
RTX Corp.  15,083 2,766
Siemens AG  8,108 2,277
Total 17,357
Information Technology ( 8 .3% )
Analog Devices, Inc.  12,428 3,371
Cisco Systems, Inc.  40,415 3,113
F5, Inc. * 10,466 2,672
QUALCOMM, Inc.  14,921 2,552
Salesforce, Inc.  9,736 2,579
Total 14,287
Materials ( 5 .3% )
Amrize, Ltd. * 42,976 2,324
Packaging Corp. of
America  20,136 4,153
PPG Industries, Inc.  26,265 2,691
Total 9,168
Real Estate ( 1 .9% )
American Tower Corp.  18,202 3,196
Total 3,196
Utilities ( 5 .1% )
Atmos Energy Corp.  17,778 2,980
Duke Energy Corp.  48,999 5,743
Total 8,723
Total Common Stocks
(Cost: $151,327) 168,375
Total Investments (98.2%)
(Cost: $151,327)
@
168,375
Other Assets, Less
Liabilities (1.8%) 3,146
Net Assets (100.0%) 171,521

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Morgan Stanley Capital Services
LLC
CHF 1,622 2,065 3/27/26 $ — π $ (4) $ (4)
Buy       Morgan Stanley Capital Services
LLC
EUR 102 120 3/27/26 — — π — π
Sell       Morgan Stanley Capital Services
LLC
EUR 3,348 3,949 3/27/26 5 — 5
Sell       Bank of America NA GBP 3,342 4,504 3/27/26 — (29) (29)
Sell       Goldman Sachs International GBP 114 153 3/27/26 — (1) (1)
$ 5 $ (34) $ (29)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 5 — $ 5 $ (34) — — $ (34)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $152,827 and the net unrealized appreciation of investments based on that cost was $15,518 which is comprised of $20,578 aggregate gross unrealized appreciation and
$5,060 aggregate gross unrealized depreciation.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Health Care $ 24,981 $ 2,392 $ —
Industrials 15,080 2,277 —
All Others 123,645 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 5 —
Total Assets:
$ 163,706 $ 4,674 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (34) —
Total Liabilities:
$ — $ (34) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Common Stocks
( 98 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .0% )
Alphabet, Inc. - Class A  147,630 46,208
Charter
Communications, Inc.
- Class A * 23,324 4,869
Comcast Corp. -
Class A  150,380 4,495
T-Mobile US, Inc.  73,025 14,827
Total 70,399
Consumer Discretionary ( 8 .2% )
Amazon.com, Inc. * 122,442 28,262
General Motors Co.  370,583 30,136
Hilton Worldwide
Holdings, Inc.  49,550 14,233
Lululemon Athletica,
Inc. * 14,814 3,079
PulteGroup, Inc.  179,936 21,099
Total 96,809
Consumer Staples ( 9 .6% )
BJ's Wholesale Club
Holdings, Inc. * 68,883 6,202
The Coca-Cola Co.  376,660 26,332
Philip Morris
International, Inc.  170,184 27,297
The Procter & Gamble
Co.  122,774 17,595
Target Corp.  66,120 6,463
Walmart, Inc.  257,328 28,669
Total 112,558
Energy ( 5 .5% )
ConocoPhillips  111,669 10,453
Exxon Mobil Corp.  242,751 29,213
Shell PLC  360,318 13,299
Valero Energy Corp.  69,863 11,373
Total 64,338
Financials ( 21 .5% )
The Allstate Corp.  77,943 16,224
American International
Group, Inc.  155,378 13,293
Apollo Global
Management, Inc.  95,990 13,895
Bank of America Corp.  514,815 28,315
BlackRock, Inc.  11,438 12,242
Capital One Financial
Corp.  119,184 28,885
The Charles Schwab
Corp.  208,922 20,873
Citigroup, Inc.  414,866 48,411
CME Group, Inc.  56,459 15,418
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Goldman Sachs
Group, Inc.  19,217 16,892
JPMorgan Chase & Co.  43,631 14,059
The PNC Financial
Services Group, Inc.  81,252 16,960
State Street Corp.  50,555 6,522
Total 251,989
Health Care ( 13 .2% )
AbbVie, Inc.  48,506 11,083
AstraZeneca PLC, ADR  180,791 16,620
Becton Dickinson and
Co.  76,529 14,852
McKesson Corp.  30,942 25,381
Novo Nordisk A/S, ADR  196,375 9,992
Regeneron
Pharmaceuticals, Inc.  28,773 22,209
Sanofi SA  147,184 14,280
Thermo Fisher
Scientific, Inc.  43,148 25,002
UnitedHealth Group,
Inc.  48,421 15,984
Total 155,403
Industrials ( 11 .9% )
FedEx Corp.  63,184 18,251
Honeywell
International, Inc.  63,216 12,333
Ingersoll-Rand, Inc.  140,076 11,097
Johnson Controls
International PLC  158,175 18,942
Northrop Grumman
Corp.  27,294 15,563
Otis Worldwide Corp.  93,307 8,150
RTX Corp.  127,543 23,391
Southwest Airlines Co.  479,323 19,810
United Rentals, Inc.  14,487 11,725
Total 139,262
Information Technology ( 10 .2% )
Accenture PLC
- Class A  69,219 18,571
Cisco Systems, Inc.  426,731 32,871
Marvell Technology,
Inc.  134,160 11,401
Microsoft Corp.  61,308 29,650
Qnity Electronics, Inc.  55,254 4,512
QUALCOMM, Inc.  52,201 8,929
Seagate Technology
Holdings PLC  48,187 13,270
Total 119,204
Materials ( 6 .1% )
Ball Corp.  84,502 4,476
Corteva, Inc.  245,835 16,478
CRH PLC  150,332 18,762
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
DuPont de Nemours,
Inc.  110,508 4,443
Eastman Chemical Co.  59,788 3,816
Freeport-McMoRan,
Inc.  325,580 16,536
PPG Industries, Inc.  57,439 5,885
Solstice Advanced
Materials, Inc. * 16,113 783
Total 71,179
Real Estate ( 1 .9% )
American Tower Corp.  21,045 3,695
Prologis, Inc.  93,298 11,910
Vornado Realty Trust  208,128 6,927
Total 22,532
Utilities ( 4 .0% )
NextEra Energy, Inc.  312,941 25,123
NRG Energy, Inc.  67,131 10,690
PPL Corp.  310,127 10,860
Total 46,673
Total Common Stocks
(Cost: $1,009,552) 1,150,346
Short-Term
Investments ( 0 .0% )
Governments ( 0 .0% )
US Treasury
0.000%, 4/23/26 β 200,000 198
Total 198
Total Short-Term Investments
(Cost: $198) 198
Total Investments (98.1%)
(Cost: $1,009,750)
@
1,150,544
Other Assets, Less
Liabilities (1.9%) 22,778
Net Assets (100.0%) 1,173,322

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA DKK 58,305 9,211 3/17/26 $ 16 $ — $ 16
Sell       Goldman Sachs International EUR 9,299 10,964 3/17/26 18 — 18
Sell       Goldman Sachs International GBP 18,125 24,428 3/17/26 — (82) (82)
$ 34 $ (82) $ (48)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 34 — $ 34 $ (82) — — $ (82)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,009,702 and the net unrealized appreciation of investments based on that cost was $140,794 which is comprised of $162,923 aggregate gross unrealized appreciation and
$22,129 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Energy $ 51,039 $ 13,299 $ —
Health Care 141,123 14,280 —
All Others 930,605 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 34 —
Short-Term Investments — 198 —
Total Assets:
$ 1,122,767 $ 27,811 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (82) —
Total Liabilities:
$ — $ (82) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
( 98 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .7% )
Alphabet, Inc. - Class A  47,742 14,943
Alphabet, Inc. - Class C  36,880 11,573
Comcast Corp.
- Class  A  121,339 3,627
Meta Platforms, Inc. -
Class A  6,450 4,257
News Corp. - Class A  235,567 6,153
T-Mobile US, Inc.  15,444 3,136
The Walt Disney Co.  67,609 7,692
Total 51,381
Consumer Discretionary ( 4 .2% )
Amazon.com, Inc. * 51,122 11,800
The Home Depot, Inc.  20,001 6,882
Las Vegas Sands Corp.  151,949 9,891
Mattel, Inc. * 155,592 3,087
Volkswagen AG -
Preference Shares  5,132 624
Total 32,284
Consumer Staples ( 6 .8% )
Colgate-Palmolive Co.  128,959 10,190
Conagra Brands, Inc.  89,323 1,546
Kenvue, Inc.  325,179 5,609
Keurig Dr. Pepper, Inc.  18,200 510
Kimberly-Clark Corp.  57,656 5,817
Philip Morris
International, Inc.  58,660 9,409
The Procter & Gamble
Co.  63,189 9,056
Tyson Foods, Inc. -
Class A  105,000 6,155
Walmart, Inc.  39,485 4,399
Total 52,691
Energy ( 8 .4% )
Chevron Corp.  38,393 5,851
ConocoPhillips  109,367 10,238
EOG Resources, Inc.  35,812 3,761
EQT Corp.  42,206 2,262
Expand Energy Corp.  50,421 5,564
Exxon Mobil Corp.  76,980 9,264
Kinder Morgan, Inc.  19,600 539
Phillips 66  10,741 1,386
SLB, Ltd.  109,816 4,215
South Bow Corp.  92,100 2,533
TC Energy Corp.  58,145 3,198
TotalEnergies SE  194,452 12,674
The Williams Cos., Inc.  54,265 3,262
Total 64,747
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 22 .5% )
The Allstate Corp.  27,616 5,748
American International
Group, Inc.  118,860 10,168
Apollo Global
Management, Inc.  13,652 1,976
Bank of America Corp.  238,492 13,117
Capital One Financial
Corp.  5,287 1,281
The Charles Schwab
Corp.  148,067 14,793
Chubb, Ltd.  34,730 10,840
Citigroup, Inc.  137,285 16,020
Corebridge Financial,
Inc.  71,114 2,146
Equitable Holdings, Inc.  204,557 9,747
Fifth Third Bancorp  182,547 8,545
Global Payments, Inc.  9,096 704
The Hartford Insurance
Group, Inc.  30,534 4,208
Huntington
Bancshares, Inc.  464,998 8,068
JPMorgan Chase & Co.  46,154 14,872
Loews Corp.  89,870 9,464
MetLife, Inc.  200,780 15,850
Morgan Stanley  8,311 1,475
State Street Corp.  34,638 4,469
U.S. Bancorp  193,611 10,331
Wells Fargo & Co.  107,576 10,026
Total 173,848
Health Care ( 13 .4% )
AstraZeneca PLC, ADR  62,921 5,784
Becton Dickinson and
Co.  58,973 11,445
Biogen, Inc. * 13,644 2,401
Bristol-Myers Squibb
Co.  68,008 3,668
Cardinal Health, Inc.  3,245 667
The Cigna Group  24,427 6,723
CVS Health Corp.  128,014 10,159
Elevance Health, Inc.  33,836 11,861
Humana, Inc.  3,900 999
Johnson & Johnson  17,545 3,631
Medtronic PLC  69,338 6,661
Merck & Co., Inc.  68,073 7,166
Novo Nordisk A/S, ADR  6,300 321
Sanofi SA  32,100 3,114
Sanofi SA, ADR  33,121 1,605
Thermo Fisher
Scientific, Inc.  7,851 4,549
UnitedHealth Group,
Inc.  18,366 6,063
Viatris, Inc.  574,963 7,158
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Zimmer Biomet
Holdings, Inc.  108,077 9,718
Total 103,693
Industrials ( 13 .7% )
3M Co.  10,336 1,655
AGCO Corp.  32,518 3,392
The Boeing Co. * 46,785 10,158
CSX Corp.  220,258 7,984
Cummins, Inc.  4,057 2,071
Dover Corp.  12,243 2,390
Fortive Corp.  117,376 6,480
General Electric Co.  30,026 9,249
L3Harris Technologies,
Inc.  40,870 11,998
The Middleby Corp. * 14,694 2,185
Norfolk Southern Corp.  5,171 1,493
Rockwell Automation,
Inc.  14,331 5,576
Siemens AG  36,206 10,168
Southwest Airlines Co.  225,838 9,334
Stanley Black &
Decker, Inc.  130,679 9,707
Union Pacific Corp.  21,747 5,031
United Parcel Service,
Inc. - Class B  67,329 6,678
Total 105,549
Information Technology ( 10 .5% )
Accenture PLC
- Class A  19,105 5,126
Advanced Micro
Devices, Inc. * 25,114 5,378
Applied Materials, Inc.  27,940 7,180
Fiserv, Inc. * 36,641 2,461
Intel Corp. * 116,518 4,300
Microsoft Corp.  16,461 7,961
QUALCOMM, Inc.  94,416 16,150
Ralliant Corp.  59,626 3,036
Salesforce, Inc.  35,005 9,273
Samsung Electronics
Co., Ltd.  141,949 11,831
TE Connectivity PLC  4,072 926
Teledyne Technologies,
Inc. * 1,398 714
Texas Instruments, Inc.  38,273 6,640
Total 80,976
Materials ( 2 .9% )
Avery Dennison Corp.  9,768 1,777
CF Industries Holdings,
Inc.  97,893 7,571
International Paper Co.  236,157 9,302

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
West Fraser Timber
Co., Ltd.  62,307 3,808
Total 22,458
Real Estate ( 3 .5% )
CubeSmart LP  17,075 615
Equity Residential  156,582 9,871
PotlatchDeltic Corp.  33,301 1,325
Rayonier, Inc.  164,324 3,558
Rexford Industrial
Realty, Inc.  120,520 4,666
Sun Communities, Inc.  10,334 1,280
Weyerhaeuser Co.  233,795 5,539
Total 26,854
Utilities ( 5 .8% )
Alliant Energy Corp.  81,390 5,291
Ameren Corp.  76,801 7,670
Dominion Energy, Inc.  14,694 861
NextEra Energy, Inc.  78,986 6,341
Sempra  77,224 6,818
The Southern Co.  171,846 14,985
Common Stocks
(98.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  42,555 3,143
Total 45,109
Total Common Stocks
(Cost: $587,502) 759,590
Convertible Preferred
Stocks ( 0 .7% )
Industrials ( 0 .4% )
The Boeing Co.,
6.000%, 10/15/27 49,355 3,409
Total 3,409
Utilities ( 0 .3% )
The Southern Co.,
7.125%, 12/15/28 38,728 1,950
Total 1,950
Total Convertible Preferred
Stocks (Cost: $4,404) 5,359
Total Investments (99.1%)
(Cost: $591,906)
@
764,949
Other Assets, Less
Liabilities (0.9%) 6,726
Net Assets (100.0%) 771,675
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $593,432 and the net unrealized appreciation of investments based on that cost was $171,517 which is comprised of $197,505 aggregate gross unrealized appreciation and
$25,988 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 31,660 $ 624 $ —
Energy 52,073 12,674 —
Health Care 100,579 3,114 —
Industrials 95,381 10,168 —
Information Technology 69,145 11,831 —
All Others 372,341 — —
Convertible Preferred Stocks 5,359 — —
Total Assets:
$ 726,538 $ 38,411 $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
( 99 .2% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 3 .7% )
Live Nation
Entertainment, Inc. * 39,571 5,639
Reddit, Inc. - Class A * 78,141 17,962
Roblox Corp.
- Class A * 184,075 14,916
Total 38,517
Consumer Discretionary ( 20 .6% )
AutoZone, Inc. * 2,379 8,068
Bright Horizons Family
Solutions, Inc. * 43,281 4,389
Burlington Stores, Inc. * 44,134 12,748
Carvana Co. * 59,508 25,114
Chipotle Mexican Grill,
Inc. * 101,109 3,741
Coupang, Inc. * 200,825 4,738
DoorDash, Inc.
- Class  A * 34,192 7,744
Flutter Entertainment
PLC * 85,197 18,321
Garmin, Ltd.  22,194 4,502
Hilton Worldwide
Holdings, Inc.  110,242 31,667
Levi Strauss & Co. -
Class A  187,377 3,886
On Holding AG
- Class A * 204,793 9,519
Planet Fitness, Inc. -
Class A * 81,104 8,797
Royal Caribbean
Cruises, Ltd.  106,687 29,757
Somnigroup
International, Inc.  144,635 12,913
Thor Industries, Inc.  50,066 5,140
Ulta Beauty, Inc. * 21,142 12,791
Wingstop, Inc.  14,444 3,445
Wynn Resorts, Ltd.  42,501 5,114
Total 212,394
Consumer Staples ( 1 .8% )
Casey's General
Stores, Inc.  17,877 9,881
Performance Food
Group Co. * 100,430 9,030
Total 18,911
Energy ( 3 .2% )
Cheniere Energy, Inc.  51,097 9,933
EOG Resources, Inc.  62,153 6,527
TechnipFMC PLC  92,502 4,122
The Williams Cos., Inc.  205,611 12,359
Total 32,941
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 9 .5% )
Affirm Holdings, Inc. * 55,755 4,150
Ares Management
Corp. - Class A  95,341 15,410
Arthur J. Gallagher &
Co.  25,272 6,540
Coinbase Global, Inc. -
Class A * 23,331 5,276
Interactive Brokers
Group, Inc. - Class A  75,373 4,847
LPL Financial Holdings,
Inc.  25,501 9,108
MSCI, Inc.  20,600 11,819
Raymond James
Financial, Inc.  54,009 8,673
Robinhood Markets,
Inc. - Class A * 105,553 11,938
Rocket Cos., Inc. -
Class A  419,707 8,126
TPG, Inc.  86,471 5,520
Tradeweb Markets, Inc.
- Class A  59,173 6,364
Total 97,771
Health Care ( 19 .0% )
Agilent Technologies,
Inc.  43,339 5,897
Alkermes PLC * 178,149 4,985
Alnylam
Pharmaceuticals,
Inc. * 55,989 22,264
Arcellx, Inc. * 38,157 2,488
Caris Life Sciences,
Inc. * 84,522 2,280
Cencora, Inc.  67,612 22,836
Corcept Therapeutics,
Inc. * 31,062 1,081
Dexcom, Inc. * 152,516 10,122
Disc Medicine, Inc. * 32,988 2,620
IDEXX Laboratories,
Inc. * 17,086 11,559
Insmed, Inc. * 132,559 23,071
Ionis Pharmaceuticals,
Inc. * 69,304 5,483
IQVIA Holdings, Inc. * 32,989 7,436
iRhythm Technologies,
Inc. * 19,166 3,401
Mettler-Toledo
International, Inc. * 3,317 4,625
Natera, Inc. * 72,266 16,555
Neurocrine
Biosciences, Inc. * 91,105 12,921
Nuvalent, Inc.
- Class A * 51,953 5,226
Penumbra, Inc. * 29,569 9,193
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Rhythm
Pharmaceuticals,
Inc. * 40,578 4,343
Ultragenyx
Pharmaceutical,
Inc. * 134,758 3,099
uniQure NV * 48,207 1,154
Veeva Systems, Inc. * 62,263 13,899
Total 196,538
Industrials ( 19 .1% )
AMETEK, Inc.  38,222 7,847
Axon Enterprise, Inc. * 19,201 10,905
Broadridge Financial
Solutions, Inc.  47,754 10,657
BWX Technologies, Inc.  36,579 6,322
Carlisle Cos., Inc.  15,493 4,956
Comfort Systems USA,
Inc.  19,688 18,375
ESAB Corp.  45,477 5,081
FTAI Aviation, Ltd.  59,307 11,675
HEICO Corp. - Class A  58,306 14,718
Howmet Aerospace,
Inc.  125,398 25,709
Ingersoll-Rand, Inc.  54,257 4,298
ITT, Inc.  56,685 9,835
Quanta Services, Inc.  53,258 22,478
Rocket Lab Corp. * 174,553 12,177
Trane Technologies
PLC  15,485 6,027
Veralto Corp.  62,442 6,230
Vertiv Holdings Co.  120,731 19,560
Total 196,850
Information Technology ( 17 .5% )
Ciena Corp. * 44,270 10,353
CloudFlare, Inc.
- Class A * 104,369 20,576
Credo Technology
Group Holding, Ltd. * 25,719 3,701
CyberArk Software,
Ltd. * 15,718 7,011
Datadog, Inc.
- Class A * 90,407 12,295
Fabrinet * 14,553 6,626
Figma, Inc. - Class A * 39,563 1,479
Gartner, Inc. * 15,087 3,806
HubSpot, Inc. * 30,098 12,078
JFrog, Ltd. * 87,546 5,468
Monday.com, Ltd. * 22,825 3,368
MongoDB, Inc. * 29,156 12,237
Monolithic Power
Systems, Inc.  10,392 9,419
Nutanix, Inc. * 79,770 4,123
Okta, Inc. * 60,941 5,270

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
ON Semiconductor
Corp. * 33,460 1,812
Rambus, Inc. * 51,965 4,775
Rubrik, Inc. - Class A * 45,148 3,453
Snowflake, Inc. * 36,534 8,014
Take-Two Interactive
Software, Inc. * 60,592 15,513
Teledyne Technologies,
Inc. * 13,505 6,897
Teradyne, Inc.  52,382 10,139
Twilio, Inc. * 56,571 8,047
Tyler Technologies,
Inc. * 8,622 3,914
Total 180,374
Materials ( 1 .0% )
Eagle Materials, Inc.  27,543 5,692
James Hardie
Industries PLC * 234,303 4,862
Total 10,554
Real Estate ( 1 .7% )
CBRE Group, Inc. * 79,848 12,839
Crown Castle, Inc.  54,590 4,851
Total 17,690
Utilities ( 2 .1% )
Vistra Corp.  133,324 21,509
Total 21,509
Total Common Stocks
(Cost: $914,542) 1,024,049
Total Investments (99.2%)
(Cost: $914,542)
@
1,024,049
Other Assets, Less
Liabilities (0.8%) 7,823
Net Assets (100.0%) 1,031,872
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $919,593 and the net unrealized appreciation of investments based on that cost was $104,456 which is comprised of $157,365 aggregate gross unrealized appreciation and
$52,909 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,024,049 $ — $ —
Total Assets:
$ 1,024,049 $ — $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
( 99.4% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.0%)
EchoStar Corp.
- Class A * 62,163 6,757
Frontier
Communications
Parent, Inc. * 115,608 4,401
The New York Times
Co. - Class A  74,603 5,179
Nexstar Media Group,
Inc.  13,155 2,671
Pinterest, Inc.
- Class A * 275,175 7,125
Warner Music Group
Corp. - Class A  67,626 2,074
ZoomInfo
Technologies, Inc. * 126,533 1,287
Total 29,494
Consumer Discretionary (11.4%)
Abercrombie & Fitch
Co. * 21,736 2,736
Aramark  121,386 4,474
Autoliv, Inc.  32,260 3,829
AutoNation, Inc. * 12,634 2,609
Bath & Body Works,
Inc.  95,197 1,912
BorgWarner, Inc.  98,733 4,449
Boyd Gaming Corp.  26,710 2,277
Brunswick Corp.  29,991 2,227
Burlington Stores, Inc. * 28,757 8,307
Capri Holdings, Ltd. * 54,973 1,341
CAVA Group, Inc. * 46,055 2,703
Chewy, Inc. - Class A * 103,657 3,426
Choice Hotels
International, Inc.  9,526 908
Churchill Downs, Inc.  30,593 3,481
Columbia Sportswear
Co.  11,652 642
Crocs, Inc. * 23,967 2,050
Dick's Sporting Goods,
Inc.  30,527 6,043
Duolingo, Inc. * 18,435 3,235
Five Below, Inc. * 25,464 4,796
Floor & Decor
Holdings, Inc. * 49,756 3,030
GameStop Corp. * 190,288 3,821
The Gap, Inc.  104,516 2,676
Gentex Corp.  101,065 2,352
The Goodyear Tire &
Rubber Co. * 133,047 1,166
Graham Holdings Co. -
Class B  1,576 1,731
Grand Canyon
Education, Inc. * 12,755 2,121
H&R Block, Inc.  58,368 2,544
Harley-Davidson, Inc.  54,434 1,115
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations,
Inc. * 27,620 1,236
Hyatt Hotels Corp. -
Class A  19,312 3,096
KB Home  29,867 1,685
Lear Corp.  23,941 2,744
Lithia Motors, Inc.  11,199 3,722
Macy's, Inc.  123,983 2,734
Mattel, Inc. * 143,500 2,847
Murphy USA, Inc.  7,874 3,177
Ollie's Bargain Outlet
Holdings, Inc. * 28,313 3,103
Penske Automotive
Group, Inc.  8,549 1,353
Planet Fitness, Inc. -
Class A * 38,324 4,157
Polaris, Inc.  24,766 1,567
PVH Corp.  22,313 1,495
RH * 7,093 1,271
Service Corp.
International  64,722 5,046
Somnigroup
International, Inc.  96,920 8,653
Taylor Morrison Home
Corp. * 45,157 2,658
Texas Roadhouse, Inc.  30,550 5,071
Thor Industries, Inc.  24,283 2,493
Toll Brothers, Inc.  44,514 6,019
TopBuild Corp. * 12,889 5,377
Travel + Leisure Co.  29,677 2,093
Vail Resorts, Inc.  16,598 2,204
Valvoline, Inc. * 58,684 1,705
VF Corp.  151,501 2,739
Visteon Corp.  12,586 1,197
Whirlpool Corp.  26,049 1,879
Wingstop, Inc.  12,832 3,060
Wyndham Hotels &
Resorts, Inc.  34,881 2,636
YETI Holdings, Inc. * 35,892 1,585
Total 170,603
Consumer Staples (4.3%)
Albertsons Companies,
Inc.  182,701 3,137
BellRing Brands, Inc. * 58,168 1,555
BJ's Wholesale Club
Holdings, Inc. * 60,851 5,478
The Boston Beer Co.,
Inc. - Class A * 3,547 692
Casey's General
Stores, Inc.  17,172 9,491
Celsius Holdings, Inc. * 73,803 3,376
Coca-Cola
Consolidated, Inc.  26,126 4,005
Coty, Inc. * 166,977 514
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
Darling Ingredients,
Inc. * 73,045 2,630
e.l.f. Beauty, Inc. * 27,616 2,100
Flowers Foods, Inc.  97,360 1,059
Ingredion, Inc.  29,348 3,236
Maplebear, Inc. * 84,878 3,818
The Marzetti Co.  9,392 1,544
Performance Food
Group Co. * 72,420 6,512
Pilgrim's Pride Corp.  19,829 773
Post Holdings, Inc. * 22,080 2,187
Sprouts Farmers
Market, Inc. * 44,966 3,583
US Foods Holding
Corp. * 102,962 7,755
Total 63,445
Energy (3.9%)
Antero Midstream
Corp.  153,918 2,738
Antero Resources
Corp. * 135,317 4,663
Chord Energy Corp.  26,249 2,433
Civitas Resources, Inc.  35,411 959
CNX Resources Corp. * 62,260 2,289
DT Midstream, Inc.  46,948 5,619
HF Sinclair Corp.  72,191 3,327
Matador Resources
Co.  53,925 2,289
Murphy Oil Corp.  62,278 1,946
NOV, Inc.  168,462 2,633
Ovintiv, Inc.  116,929 4,583
PBF Energy, Inc. -
Class A  38,176 1,035
Permian Resources
Corp.  320,592 4,498
Range Resources
Corp.  109,392 3,857
TechnipFMC PLC  186,804 8,324
Valaris, Ltd. * 29,874 1,506
Viper Energy, Inc. -
Class A  77,766 3,004
Weatherford
International PLC  33,125 2,592
Total 58,295
Financials (16.6%)
Affiliated Managers
Group, Inc.  12,990 3,745
Ally Financial, Inc.  129,427 5,862
American Financial
Group, Inc.  31,971 4,370
Annaly Capital
Management, Inc.  315,762 7,060
Associated Banc-Corp.  75,259 1,939

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Bank OZK  48,890 2,250
Brighthouse Financial,
Inc. * 26,544 1,720
Cadence Bank  86,015 3,685
The Carlyle Group, Inc.  119,814 7,082
CNO Financial Group,
Inc.  43,969 1,867
Columbia Banking
System, Inc.  138,102 3,860
Comerica, Inc.  58,983 5,127
Commerce
Bancshares, Inc.  59,735 3,127
Corebridge Financial,
Inc.  123,434 3,724
Cullen/Frost Bankers,
Inc.  29,526 3,739
East West Bancorp,
Inc.  63,536 7,141
Equitable Holdings, Inc.  132,306 6,304
Essent Group, Ltd.  44,652 2,903
Euronet Worldwide,
Inc. * 18,042 1,373
Evercore, Inc. - Class A  17,858 6,076
F&G Annuities & Life,
Inc. * 7,118 220
F.N.B. Corp.  165,301 2,827
Federated Hermes, Inc.  34,303 1,786
Fidelity National
Financial, Inc.  117,702 6,425
First American
Financial Corp.  47,050 2,891
First Financial
Bankshares, Inc.  60,135 1,796
First Horizon Corp.  227,329 5,433
FirstCash Holdings,
Inc.  17,934 2,858
Flagstar Financial, Inc.  138,928 1,749
Glacier Bancorp, Inc.  59,632 2,627
Hamilton Lane, Inc. -
Class A  18,838 2,530
Hancock Whitney Corp.  38,584 2,457
The Hanover Insurance
Group, Inc.  16,434 3,004
Home BancShares,
Inc.  84,409 2,345
Houlihan Lokey, Inc.  25,171 4,385
International
Bancshares Corp.  24,966 1,659
Janus Henderson
Group PLC  57,041 2,714
Jefferies Financial
Group, Inc.  76,198 4,722
Kemper Corp.  27,012 1,095
Kinsale Capital Group,
Inc.  10,206 3,992
MGIC Investment Corp.  103,360 3,020
Morningstar, Inc.  11,014 2,394
Old National Bancorp  160,617 3,583
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Old Republic
International Corp.  105,159 4,800
Pinnacle Financial
Partners, Inc.  35,521 3,389
Primerica, Inc.  14,739 3,808
Prosperity Bancshares,
Inc.  43,874 3,032
Reinsurance Group of
America, Inc.  30,345 6,174
RenaissanceRe
Holdings, Ltd.  21,298 5,988
RLI Corp.  42,426 2,714
Ryan Specialty
Holdings, Inc.  52,257 2,698
SEI Investments Co.  42,982 3,525
Selective Insurance
Group, Inc.  27,886 2,333
Shift4 Payments, Inc. -
Class A * 31,318 1,972
SLM Corp.  93,748 2,537
SouthState Bank Corp.  46,424 4,369
Starwood Property
Trust, Inc.  160,265 2,886
Stifel Financial Corp.  47,015 5,887
Synovus Financial
Corp.  64,080 3,207
Texas Capital
Bancshares, Inc. * 21,050 1,906
UMB Financial Corp.  32,974 3,793
United Bankshares,
Inc.  64,645 2,482
Unum Group  71,095 5,510
Valley National
Bancorp  221,299 2,585
Voya Financial, Inc.  43,936 3,273
Webster Financial
Corp.  74,462 4,687
Western Alliance
Bancorp  47,661 4,007
WEX, Inc. * 15,830 2,358
Wintrust Financial
Corp.  30,928 4,324
Zions Bancorp NA  68,145 3,989
Total 247,699
Health Care (8.8%)
Avantor, Inc. * 314,789 3,607
BioMarin
Pharmaceutical,
Inc. * 88,711 5,272
Bio-Rad Laboratories,
Inc. - Class A * 8,389 2,542
Bruker Corp.  51,195 2,412
Chemed Corp.  6,538 2,797
Cytokinetics, Inc. * 56,453 3,587
DENTSPLY SIRONA,
Inc.  93,002 1,063
Doximity, Inc.
- Class A * 63,571 2,815
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Elanco Animal Health,
Inc. * 229,423 5,192
Encompass Health
Corp.  46,440 4,929
Ensign Group, Inc.  26,547 4,625
Envista Holdings
Corp. * 75,776 1,645
Exelixis, Inc. * 123,813 5,427
Globus Medical, Inc. -
Class A * 51,444 4,492
Haemonetics Corp. * 21,612 1,732
Halozyme
Therapeutics, Inc. * 54,302 3,655
HealthEquity, Inc. * 39,788 3,645
Hims & Hers Health,
Inc. * 96,436 3,131
Illumina, Inc. * 70,559 9,255
Jazz Pharmaceuticals
PLC * 28,059 4,770
Lantheus Holdings,
Inc. * 30,615 2,037
LivaNova PLC * 25,331 1,559
Masimo Corp. * 21,066 2,740
Medpace Holdings,
Inc. * 10,276 5,772
Neurocrine
Biosciences, Inc. * 46,043 6,530
Option Care Health,
Inc. * 73,273 2,334
Penumbra, Inc. * 18,112 5,631
Repligen Corp. * 24,428 4,003
Roivant Sciences,
Ltd. * 202,277 4,389
Sotera Health Co. * 96,284 1,698
Tenet Healthcare
Corp. * 40,578 8,064
United Therapeutics
Corp. * 19,884 9,688
Total 131,038
Industrials (23.0%)
AAON, Inc.  31,246 2,383
Acuity, Inc.  14,042 5,056
Advanced Drainage
Systems, Inc.  33,036 4,785
AECOM  61,162 5,831
Aerovironment, Inc. * 14,691 3,554
AGCO Corp.  28,589 2,982
Alaska Air Group, Inc. * 53,687 2,700
American Airlines
Group, Inc. * 304,650 4,670
APi Group Corp. * 170,910 6,539
Applied Industrial
Technologies, Inc.  17,417 4,472
ASGN, Inc. * 19,693 949
Avis Budget Group,
Inc. * 7,866 1,009
Booz Allen Hamilton
Holding Corp.  56,015 4,725
The Brink's Co.  19,182 2,239

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
BWX Technologies, Inc.  42,220 7,297
CACI International,
Inc. * 10,196 5,433
Carlisle Cos., Inc.  19,250 6,157
Carpenter Technology
Corp.  23,006 7,243
Chart Industries, Inc. * 20,405 4,208
Clean Harbors, Inc. * 23,196 5,439
CNH Industrial NV  408,572 3,767
Concentrix Corp.  20,402 848
Core & Main, Inc. -
Class A * 88,059 4,576
Crane Co.  22,604 4,169
Curtiss-Wright Corp.  17,028 9,387
Donaldson Co., Inc.  53,486 4,742
Dycom Industries,
Inc. * 13,370 4,518
EnerSys  17,041 2,501
ESAB Corp.  26,351 2,944
ExlService Holdings,
Inc. * 73,298 3,111
Exponent, Inc.  23,022 1,599
Flowserve Corp.  58,699 4,073
Fluor Corp. * 74,432 2,950
Fortune Brands
Innovations, Inc.  55,452 2,774
FTI Consulting, Inc. * 13,976 2,388
GATX Corp.  16,484 2,796
Genpact, Ltd.  74,052 3,464
Graco, Inc.  76,588 6,278
GXO Logistics, Inc. * 52,853 2,782
Hexcel Corp.  36,757 2,716
ITT, Inc.  39,239 6,808
KBR, Inc.  58,631 2,357
Kirby Corp. * 25,027 2,757
Knight-Swift
Transportation
Holdings, Inc.  74,957 3,919
Kratos Defense &
Security Solutions,
Inc. * 77,967 5,918
Landstar System, Inc.  15,852 2,278
Lincoln Electric
Holdings, Inc.  25,409 6,089
MasTec, Inc. * 28,320 6,156
MAXIMUS, Inc.  26,016 2,246
The Middleby Corp. * 21,398 3,181
MSA Safety, Inc.  17,047 2,730
MSC Industrial Direct
Co., Inc.  21,182 1,781
Mueller Industries, Inc.  51,269 5,886
NEXTracker, Inc. -
Class A * 68,522 5,969
nVent Electric PLC  74,507 7,598
Oshkosh Corp.  29,208 3,669
Owens Corning  37,949 4,247
Parsons Corp. * 24,587 1,519
Paylocity Holding
Corp. * 20,343 3,102
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
RB Global, Inc.  85,754 8,822
RBC Bearings, Inc. * 14,536 6,518
Regal Rexnord Corp.  30,652 4,301
Ryder System, Inc.  18,642 3,568
Saia, Inc. * 12,302 4,017
Science Applications
International Corp.  21,249 2,139
Sensata Technologies
Holding PLC  67,581 2,250
Simpson Manufacturing
Co., Inc.  19,144 3,091
SPX Technologies,
Inc. * 23,012 4,604
Sterling Infrastructure,
Inc. * 14,184 4,344
Terex Corp.  30,469 1,626
Tetra Tech, Inc.  120,723 4,049
The Timken Co.  29,257 2,461
The Toro Co.  45,178 3,556
TransUnion  89,675 7,690
Trex Co., Inc. * 49,513 1,737
UFP Industries, Inc.  26,892 2,449
UL Solutions, Inc. -
Class A  34,750 2,740
Valmont Industries, Inc.  9,095 3,659
Watsco, Inc.  16,127 5,434
Watts Water
Technologies, Inc. -
Class A  12,655 3,493
WESCO International,
Inc.  22,461 5,495
Woodward, Inc.  27,692 8,372
XPO, Inc. * 54,201 7,366
Total 342,045
Information Technology (13.9%)
Allegro Microsystems,
Inc. * 57,519 1,517
Amkor Technology, Inc.  52,497 2,073
AppFolio, Inc.
- Class  A * 10,624 2,472
Arrow Electronics,
Inc. * 23,771 2,619
Avnet, Inc.  37,474 1,802
Belden, Inc.  18,121 2,112
Bentley Systems, Inc. -
Class B  68,772 2,625
BILL Holdings, Inc. * 41,156 2,245
Blackbaud, Inc. * 16,912 1,071
Ciena Corp. * 65,137 15,234
Cirrus Logic, Inc. * 23,561 2,792
Cognex Corp.  77,363 2,784
Coherent Corp. * 72,568 13,394
CommVault Systems,
Inc. * 20,362 2,553
Crane NXT Co.  23,017 1,083
DocuSign, Inc. * 92,872 6,352
Dolby Laboratories,
Inc. - Class A  28,273 1,816
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Dropbox, Inc.
- Class A * 80,568 2,240
Dynatrace, Inc. * 139,233 6,034
Entegris, Inc.  70,002 5,898
Fabrinet * 16,542 7,531
Flex, Ltd. * 170,745 10,316
Guidewire Software,
Inc. * 39,262 7,892
IPG Photonics Corp. * 11,785 844
Kyndryl Holdings, Inc. * 105,515 2,802
Lattice Semiconductor
Corp. * 63,159 4,647
Littelfuse, Inc.  11,531 2,916
Lumentum Holdings,
Inc. * 32,741 12,068
MACOM Technology
Solutions Holdings,
Inc. * 29,572 5,065
Manhattan Associates,
Inc. * 27,825 4,822
MKS, Inc.  31,008 4,955
Novanta, Inc. * 16,508 1,964
Nutanix, Inc. * 125,050 6,464
Okta, Inc. * 77,789 6,726
Onto Innovation, Inc. * 22,631 3,573
Pegasystems, Inc.  42,321 2,527
Pure Storage, Inc. * 144,227 9,665
Qualys, Inc. * 16,560 2,201
Rambus, Inc. * 49,702 4,567
Silicon Laboratories,
Inc. * 15,155 1,981
Synaptics, Inc. * 17,944 1,328
TD SYNNEX Corp.  34,963 5,252
Twilio, Inc. * 70,014 9,959
UiPath, Inc. - Class A * 195,290 3,201
Universal Display Corp.  20,411 2,384
Vontier Corp.  66,918 2,488
Total 206,854
Materials (5.9%)
Alcoa Corp.  119,576 6,354
AptarGroup, Inc.  30,297 3,695
Ashland, Inc.  21,070 1,236
ATI, Inc. * 62,740 7,200
Avient Corp.  42,184 1,318
Axalta Coating
Systems, Ltd. * 98,476 3,182
Cabot Corp.  24,544 1,627
Cleveland-Cliffs, Inc. * 263,056 3,493
Commercial Metals Co.  51,237 3,547
Crown Holdings, Inc.  52,644 5,421
Eagle Materials, Inc.  14,804 3,060
Graphic Packaging
Holding Co.  136,199 2,051
Greif, Inc. - Class A  12,215 827
Hecla Mining Co.  309,438 5,938
Knife River Corp. * 26,160 1,840
Louisiana-Pacific Corp.  29,258 2,363
MP Materials Corp. * 62,199 3,142

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
NewMarket Corp.  3,601 2,475
Olin Corp.  52,611 1,096
Reliance, Inc.  24,150 6,976
Royal Gold, Inc.  37,422 8,319
RPM International, Inc.  59,200 6,157
The Scotts Miracle-Gro
Co.  20,693 1,207
Silgan Holdings, Inc.  40,463 1,634
Sonoco Products Co.  45,489 1,985
Westlake Corp.  15,515 1,147
Total 87,290
Real Estate (6.3%)
Agree Realty Corp.  53,040 3,820
American Homes 4
Rent - Class A  150,641 4,836
Brixmor Property
Group, Inc.  141,402 3,708
COPT Defense
Properties  51,997 1,446
Cousins Properties,
Inc.  77,494 1,998
CubeSmart LP  105,321 3,797
EastGroup Properties,
Inc.  24,607 4,384
EPR Properties  35,137 1,753
Equity LifeStyle
Properties, Inc.  89,547 5,427
First Industrial Realty
Trust, Inc.  61,173 3,503
Gaming and Leisure
Properties, Inc.  130,766 5,844
Healthcare Realty
Trust, Inc.  162,284 2,751
Independence Realty
Trust, Inc.  110,168 1,926
Jones Lang LaSalle,
Inc. * 21,796 7,334
Kilroy Realty Corp.  50,235 1,877
Kite Realty Group Trust  99,920 2,395
Lamar Advertising Co. -
Class A  40,119 5,078
National Storage
Affiliates Trust  32,505 917
NNN REIT, Inc.  87,856 3,482
Omega Healthcare
Investors, Inc.  136,498 6,052
Park Hotels & Resorts,
Inc.  91,575 958
PotlatchDeltic Corp.  32,665 1,299
Rayonier, Inc.  68,563 1,484
Rexford Industrial
Realty, Inc.  107,283 4,154
Sabra Health Care
REIT, Inc.  115,116 2,180
STAG Industrial, Inc.  86,277 3,172
Vornado Realty Trust  74,488 2,479
WP Carey, Inc.  101,229 6,515
Total 94,569
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities (3.3%)
Black Hills Corp.  34,837 2,418
Essential Utilities, Inc.  130,689 5,013
IDACORP, Inc.  24,962 3,159
National Fuel Gas Co.  41,727 3,341
New Jersey Resources
Corp.  46,363 2,138
Northwestern Energy
Group, Inc.  28,322 1,828
OGE Energy Corp.  93,058 3,974
ONE Gas, Inc.  27,664 2,137
Ormat Technologies,
Inc.  28,063 3,100
Portland General
Electric Co.  51,931 2,492
Southwest Gas
Holdings, Inc.  29,654 2,373
Spire, Inc.  27,350 2,262
Talen Energy Corp. * 21,097 7,908
TXNM Energy, Inc.  45,281 2,666
UGI Corp.  99,245 3,715
Total 48,524
Total Common Stocks
(Cost: $1,060,073) 1,479,856
Short-Term
Investments ( 0.0% )
Governments (0.0%)
US Treasury
0.000%, 5/7/26 β 870,000 859
Total 859
Total Short-Term Investments
(Cost: $859) 859
Total Investments (99.4%)
(Cost: $1,060,932)
@
1,480,715
Other Assets, Less
Liabilities (0.6%) 8,570
Net Assets (100.0%) 1,489,285

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P MidCap 400 Future Long USD 3 29 3/26 $ 9,643 $ (143) $ (55)
$ (143) $ (55)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (55) $ (55) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,062,461 and the net unrealized appreciation of investments based on that cost was $418,111 which is comprised of $499,927 aggregate gross unrealized appreciation and
$81,816 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,479,856 $ — $ —
Short-Term Investments — 859 —
Total Assets:
$ 1,479,856 $ 859 $ —
Liabilities:
Other Financial Instruments^
Futures (143) — —
Total Liabilities:
$ (143) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
( 97 .5% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .3% )
Omnicom Group, Inc.  62,852 5,075
Publicis Groupe SA  31,346 3,252
Total 8,327
Consumer Discretionary ( 3 .7% )
BorgWarner, Inc.  68,896 3,105
Compagnie Generale
des Etablissements
Michelin  97,033 3,218
Gentex Corp.  147,719 3,437
Mohawk Industries,
Inc. * 50,565 5,527
PulteGroup, Inc.  47,573 5,578
Sodexo SA  68,416 3,505
Total 24,370
Consumer Staples ( 10 .3% )
Conagra Brands, Inc.  251,042 4,345
The Estee Lauder
Cos., Inc. - Class A  43,029 4,506
General Mills, Inc.  34,916 1,623
Heineken NV  54,671 4,472
Henkel AG & Co. KGaA
- Preference Shares  70,982 5,801
Kenvue, Inc.  597,084 10,300
Kimberly-Clark Corp.  98,198 9,907
Koninklijke Ahold
Delhaize NV  202,220 8,294
Magnum Ice Cream
Co. NV * 104,111 1,666
Mondelez International,
Inc.  54,876 2,954
Pernod Ricard SA  62,595 5,359
Reckitt Benckiser
Group PLC  43,970 3,560
Sysco Corp.  71,622 5,278
Total 68,065
Energy ( 5 .9% )
Baker Hughes Co.  247,366 11,265
ConocoPhillips  55,862 5,229
Coterra Energy, Inc.  211,349 5,563
Diamondback Energy,
Inc.  43,865 6,594
Enterprise Products
Partners LP  309,571 9,925
Total 38,576
Financials ( 16 .1% )
The Allstate Corp.  17,049 3,549
The Bank of New York
Mellon Corp.  21,453 2,491
Commerce
Bancshares, Inc.  220,678 11,550
Equity Residential  142,212 8,965
First Hawaiian, Inc.  201,024 5,086
Common Stocks
(97.5%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Hanover Insurance
Group, Inc.  14,182 2,592
Marsh & McLennan
Cos., Inc.  22,265 4,131
Northern Trust Corp.  68,986 9,423
Prosperity Bancshares,
Inc.  125,800 8,694
Raymond James
Financial, Inc.  8,195 1,316
Reinsurance Group of
America, Inc.  51,475 10,473
T. Rowe Price Group,
Inc.  47,295 4,842
Truist Financial Corp.  172,199 8,474
U.S. Bancorp  195,022 10,406
Westamerica
Bancorporation  61,434 2,938
Willis Towers Watson
PLC  32,682 10,739
Total 105,669
Health Care ( 14 .4% )
Becton Dickinson and
Co.  52,691 10,226
Cencora, Inc.  7,143 2,413
Envista Holdings
Corp. * 226,235 4,912
GE HealthCare
Technologies, Inc.  110,030 9,025
Henry Schein, Inc. * 168,038 12,700
Hologic, Inc. * 52,349 3,899
ICON PLC * 32,774 5,972
IQVIA Holdings, Inc. * 16,199 3,651
Labcorp Holdings, Inc.  41,047 10,298
Medtronic PLC  52,090 5,004
Quest Diagnostics, Inc.  30,784 5,342
Universal Health
Services, Inc.
- Class B  22,168 4,833
Zimmer Biomet
Holdings, Inc.  182,465 16,407
Total 94,682
Industrials ( 16 .8% )
A.O. Smith Corp.  71,105 4,755
ABM Industries, Inc.  70,007 2,961
Ashtead Group PLC  52,244 3,564
Bunzl PLC  353,372 9,862
CSX Corp.  262,123 9,502
Cummins, Inc.  15,365 7,843
Dover Corp.  10,171 1,986
Emerson Electric Co.  12,244 1,625
Fortive Corp.  60,882 3,361
Hexcel Corp.  36,236 2,678
IDEX Corp.  16,569 2,948
Common Stocks
(97.5%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
L3Harris Technologies,
Inc.  32,903 9,659
Masco Corp.  56,218 3,568
MSC Industrial Direct
Co., Inc.  100,045 8,414
Norfolk Southern Corp.  22,585 6,521
Oshkosh Corp.  44,564 5,599
PACCAR, Inc.  47,529 5,205
Sensata Technologies
Holding PLC  99,574 3,315
Southwest Airlines Co.  153,505 6,344
The Timken Co.  69,861 5,877
The Toro Co.  59,488 4,683
Total 110,270
Information Technology ( 7 .2% )
Amdocs, Ltd.  93,673 7,542
CDW Corp.  31,669 4,313
Cognizant Technology
Solutions Corp.  77,984 6,473
F5, Inc. * 20,121 5,136
HP, Inc.  286,130 6,375
Infineon Technologies
AG  69,720 3,089
NXP Semiconductors
NV  12,758 2,769
Ralliant Corp.  80,144 4,080
TE Connectivity PLC  9,090 2,068
Teradyne, Inc.  29,545 5,719
Total 47,564
Materials ( 5 .6% )
Amrize, Ltd. * 64,921 3,511
Axalta Coating
Systems, Ltd. * 120,757 3,902
Eagle Materials, Inc.  11,066 2,287
Graphic Packaging
Holding Co.  387,422 5,835
Packaging Corp. of
America  47,942 9,887
PPG Industries, Inc.  48,358 4,955
Reliance, Inc.  22,281 6,436
Total 36,813
Real Estate ( 7 .1% )
Agree Realty Corp.  32,110 2,313
American Tower Corp.  39,291 6,898
CareTrust REIT, Inc.  53,779 1,945
Essex Property Trust,
Inc.  7,530 1,970
Healthpeak Properties,
Inc.  380,007 6,111
Public Storage  24,910 6,464
Realty Income Corp.  178,914 10,085
Regency Centers Corp.  31,286 2,160

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
(97.5%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Ventas, Inc.  63,310 4,899
VICI Properties, Inc.  126,872 3,568
Total 46,413
Utilities ( 9 .1% )
Duke Energy Corp.  40,707 4,771
Evergy, Inc.  139,011 10,077
Eversource Energy  92,660 6,239
Northwestern Energy
Group, Inc.  124,739 8,051
ONE Gas, Inc.  110,402 8,528
ONEOK, Inc.  51,372 3,776
PPL Corp.  97,141 3,402
Spire, Inc.  65,749 5,437
Xcel Energy, Inc.  133,442 9,856
Total 60,137
Total Common Stocks
(Cost: $625,610) 640,886
Total Investments (97.5%)
(Cost: $625,610)
@
640,886
Other Assets, Less
Liabilities (2.5%) 16,215
Net Assets (100.0%) 657,101
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Goldman Sachs International EUR 739 872 3/27/26 $ 1 $ — $ 1
Sell       Morgan Stanley Capital Services
LLC
EUR 27,106 31,975 3/27/26 42 — 42
Buy       Bank of America NA GBP 1,942 2,617 3/27/26 10 — π 10
Sell       Bank of America NA GBP 12,744 17,175 3/27/26 — (113) (113)
$ 53 $ (113) $ (60)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 53 — $ 53 $ (113) — — $ (113)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $631,403 and the net unrealized appreciation of investments based on that cost was $9,422 which is comprised of $52,249 aggregate gross unrealized appreciation and
$42,827 aggregate gross unrealized depreciation.
π Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 5,075 $ 3,252 $ —
Consumer Discretionary 17,647 6,723 —
Consumer Staples 40,579 27,486 —
Industrials 96,844 13,426 —
Information Technology 44,475 3,089 —
All Others 382,290 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 53 —
Total Assets:
$ 586,910 $ 54,029 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (113) —
Total Liabilities:
$ — $ (113) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
( 98 .5% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .7% )
CarGurus, Inc. * 189,093 7,252
Magnite, Inc. * 201,253 3,266
MNTN, Inc. - Class A * 206,308 2,463
Total 12,981
Consumer Discretionary ( 9 .7% )
Adtalem Global
Education, Inc. * 40,851 4,227
Boot Barn Holdings,
Inc. * 27,311 4,820
Dorman Products,
Inc. * 56,787 6,996
Genius Sports, Ltd. * 413,634 4,558
Hyatt Hotels Corp. -
Class A  37,424 6,000
Installed Building
Products, Inc.  13,325 3,456
Kontoor Brands, Inc.  85,970 5,252
Life Time Group
Holdings, Inc. * 187,037 4,971
National Vision
Holdings, Inc. * 138,630 3,579
Navan, Inc. - Class A * 36,738 627
Ollie's Bargain Outlet
Holdings, Inc. * 38,736 4,246
Patrick Industries, Inc.  49,019 5,315
Pool Corp.  19,587 4,481
Smith Douglas Homes
Corp. * 103,456 1,735
Super Group SGHC,
Ltd.  426,406 5,096
Universal Technical
Institute, Inc. * 139,053 3,633
YETI Holdings, Inc. * 98,364 4,345
Total 73,337
Consumer Staples ( 3 .2% )
BJ's Wholesale Club
Holdings, Inc. * 59,271 5,336
The Chefs' Warehouse,
Inc. * 100,410 6,258
Freshpet, Inc. * 34,253 2,087
Turning Point Brands,
Inc.  57,149 6,195
The Vita Coco Co.,
Inc. * 89,258 4,732
Total 24,608
Energy ( 2 .0% )
Cactus, Inc. - Class A  83,244 3,803
Centrus Energy Corp. -
Class A * 2,459 597
Energy Fuels, Inc. * 74,164 1,078
Gulfport Energy Corp. * 18,856 3,922
TETRA Technologies,
Inc. * 466,954 4,375
Common Stocks
(98.5%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Uranium Energy
Corp. * 98,324 1,149
Total 14,924
Financials ( 10 .0% )
Cadence Bank  141,565 6,065
Dave, Inc. - Class A * 18,028 3,992
Evercore, Inc. - Class A  14,990 5,100
FirstCash Holdings,
Inc.  62,877 10,021
Hamilton Lane, Inc. -
Class A  39,255 5,272
Marex Group PLC  214,886 8,243
Perella Weinberg
Partners  271,006 4,688
Remitly Global, Inc. * 233,676 3,225
Sezzle, Inc. * 16,357 1,038
SiriusPoint, Ltd. * 126,783 2,775
StepStone Group, Inc. -
Class A  97,584 6,262
Stifel Financial Corp.  70,855 8,873
Synovus Financial
Corp.  69,518 3,479
Wealthfront Corp. * 91,642 1,246
White Mountains
Insurance Group,
Ltd.  2,575 5,351
Total 75,630
Health Care ( 23 .7% )
Acadia Healthcare Co.,
Inc. * 115,628 1,641
Alignment Healthcare,
Inc. * 278,440 5,499
Alkermes PLC * 85,103 2,381
Apogee Therapeutics,
Inc. * 42,063 3,175
AtriCure, Inc. * 121,295 4,799
Avidity Biosciences,
Inc. * 84,932 6,126
Axsome Therapeutics,
Inc. * 42,051 7,680
BridgeBio Pharma,
Inc. * 116,632 8,921
Celldex Therapeutics,
Inc. * 85,138 2,312
CG Oncology, Inc. * 90,355 3,752
Cogent Biosciences,
Inc. * 131,020 4,654
Crinetics
Pharmaceuticals,
Inc. * 100,523 4,679
Cytokinetics, Inc. * 49,735 3,160
Disc Medicine, Inc. * 50,096 3,978
Ensign Group, Inc.  72,606 12,648
Common Stocks
(98.5%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
GeneDx Holdings
Corp. * 36,749 4,780
Guardant Health, Inc. * 23,348 2,385
HealthEquity, Inc. * 65,003 5,955
Hims & Hers Health,
Inc. * 59,879 1,944
Inspire Medical
Systems, Inc. * 27,311 2,519
Ionis Pharmaceuticals,
Inc. * 44,015 3,482
iRhythm Technologies,
Inc. * 35,989 6,386
Janux Therapeutics,
Inc. * 102,751 1,418
Kymera Therapeutics,
Inc. * 48,353 3,762
Madrigal
Pharmaceuticals,
Inc. * 12,775 7,440
Merit Medical Systems,
Inc. * 84,301 7,430
Mirum
Pharmaceuticals,
Inc. * 55,682 4,398
Nuvalent, Inc.
- Class A * 45,003 4,527
Protagonist
Therapeutics, Inc. * 66,961 5,848
PTC Therapeutics,
Inc. * 73,267 5,565
RadNet, Inc. * 75,354 5,377
Revolution Medicines,
Inc. * 32,412 2,582
Scholar Rock Holding
Corp. * 86,157 3,795
Soleno Therapeutics,
Inc. * 66,796 3,093
Spyre Therapeutics,
Inc. * 74,126 2,428
Structure Therapeutics,
Inc., ADR * 47,654 3,314
TransMedics Group,
Inc. * 17,298 2,104
Travere Therapeutics,
Inc. * 95,985 3,668
Ultragenyx
Pharmaceutical,
Inc. * 42,300 973
Vaxcyte, Inc. * 42,081 1,942
Veracyte, Inc. * 119,905 5,048
Vericel Corp. * 73,322 2,640
Total 180,208

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
(98.5%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 23 .6% )
AAON, Inc.  61,664 4,702
Aerovironment, Inc. * 28,130 6,804
Archer Aviation, Inc. * 290,444 2,184
Atmus Filtration
Technologies, Inc.  132,665 6,887
AZZ, Inc.  46,258 4,958
Bloom Energy Corp. * 115,258 10,015
Boise Cascade Co.  31,053 2,285
Carpenter Technology
Corp.  18,852 5,935
Casella Waste
Systems, Inc.
- Class A * 43,759 4,286
CBIZ, Inc. * 121,534 6,131
Clean Harbors, Inc. * 21,250 4,983
DXP Enterprises, Inc. * 26,856 2,948
Eos Energy
Enterprises, Inc. * 145,040 1,662
ESCO Technologies,
Inc.  25,598 5,002
FTAI Aviation, Ltd.  60,999 12,008
FTAI Infrastructure, Inc.  753,387 3,473
Hillman Solutions
Corp. * 594,526 5,149
Huron Consulting
Group, Inc. * 24,554 4,246
Innodata, Inc. * 55,961 2,851
Loar Holdings, Inc. * 57,488 3,909
Modine Manufacturing
Co. * 69,450 9,272
Moog, Inc. - Class A  36,009 8,770
MYR Group, Inc. * 23,607 5,158
NEXTracker, Inc. -
Class A * 87,553 7,627
Primoris Services Corp.  61,215 7,599
RXO, Inc. * 192,897 2,438
Ryder System, Inc.  29,762 5,696
SPX Technologies,
Inc. * 48,869 9,777
Transcat, Inc. * 56,594 3,211
Upwork, Inc. * 259,075 5,135
Verra Mobility Corp. * 435,240 9,754
WESCO International,
Inc.  17,581 4,301
Total 179,156
Information Technology ( 20 .0% )
ACI Worldwide, Inc. * 166,605 7,965
Advanced Energy
Industries, Inc.  14,853 3,110
Agilysys, Inc. * 37,485 4,455
Applied Digital Corp. * 89,097 2,185
AvePoint, Inc. * 201,465 2,798
BILL Holdings, Inc. * 68,349 3,728
CCC Intelligent
Solutions Holdings,
Inc. * 280,522 2,230
Cirrus Logic, Inc. * 42,949 5,090
Common Stocks
(98.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Clearwater Analytics
Holdings, Inc.
- Class A * 258,090 6,225
Coherent Corp. * 40,800 7,530
CommVault Systems,
Inc. * 37,772 4,735
Credo Technology
Group Holding, Ltd. * 97,715 14,060
D-Wave Quantum,
Inc. * 77,395 2,024
Fabrinet * 15,702 7,149
Insight Enterprises,
Inc. * 32,434 2,642
Intapp, Inc. * 87,847 4,025
IonQ, Inc. * 97,726 4,385
MACOM Technology
Solutions Holdings,
Inc. * 19,541 3,347
Mirion Technologies,
Inc. * 77,213 1,808
MKS, Inc.  42,635 6,813
Napco Security
Technologies, Inc.  133,588 5,571
Porch Group, Inc. * 349,865 3,194
Rambus, Inc. * 70,827 6,508
Rigetti Computing,
Inc. * 144,104 3,192
Riot Platforms, Inc. * 143,227 1,815
Sanmina Corp. * 39,293 5,897
SiTime Corp. * 22,689 8,014
Terawulf, Inc. * 330,267 3,795
Unity Software, Inc. * 71,774 3,170
Vertex, Inc. - Class A * 132,139 2,639
Viavi Solutions, Inc. * 363,551 6,479
Zeta Global Holdings
Corp. - Class A * 259,577 5,282
Total 151,860
Materials ( 2 .5% )
ATI, Inc. * 67,260 7,719
Cabot Corp.  35,126 2,328
Ivanhoe Electric, Inc. * 230,455 3,682
James Hardie
Industries PLC * 256,083 5,314
Total 19,043
Real Estate ( 1 .4% )
CareTrust REIT, Inc.  168,206 6,082
Urban Edge Properties  227,831 4,372
Total 10,454
Utilities ( 0 .7% )
Chesapeake Utilities
Corp.  40,526 5,056
Oklo, Inc. * 8,114 582
Total 5,638
Total Common Stocks
(Cost: $614,495) 747,839
Investment Companies
( 1 .2% )
Shares/
Par
+
Value
$ (000's)
Investment Companies ( 1 .2% )
iShares Russell 2000
Growth ETF  26,883 8,684
Total 8,684
Total Investment Companies
(Cost: $8,878) 8,684
Total Investments (99.7%)
(Cost: $623,373)
@
756,523
Other Assets, Less
Liabilities (0.3%) 2,424
Net Assets (100.0%) 758,947

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $625,260 and the net unrealized appreciation of investments based on that cost was $131,263 which is comprised of $176,030 aggregate gross unrealized appreciation and
$44,767 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 747,839 $ — $ —
Investment Companies 8,684 — —
Total Assets:
$ 756,523 $ — $ —

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
( 99.1% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.9%)
Angi, Inc. * 12,670 164
Cable One, Inc.  1,589 179
CarGurus, Inc. * 28,166 1,080
Cars.com, Inc. * 19,252 235
Cinemark Holdings,
Inc.  35,546 826
Cogent
Communications
Holdings, Inc.  16,509 356
DoubleVerify Holdings,
Inc. * 46,344 530
Gogo, Inc. * 25,692 120
IAC, Inc. * 22,605 884
Iridium
Communications, Inc.  36,299 631
John Wiley & Sons,
Inc. - Class A  14,259 437
Lumen Technologies,
Inc. * 327,603 2,545
Madison Square
Garden Sports
Corp. * 6,223 1,610
QuinStreet , Inc. * 19,605 282
Scholastic Corp.  7,770 230
Shenandoah
Telecommunications
Co.  15,683 181
Shutterstock, Inc.  8,304 159
TEGNA, Inc.  55,881 1,085
Telephone and Data
Systems, Inc.  34,134 1,399
TripAdvisor, Inc. * 40,354 587
Uniti Group, Inc. * 61,595 432
Yelp, Inc. * 20,257 616
Ziff Davis, Inc. * 13,698 481
Total 15,049
Consumer Discretionary (13.4%)
Academy Sports &
Outdoors, Inc.  23,086 1,153
Acushnet Holdings
Corp.  9,584 765
Adient PLC * 27,458 526
Adtalem Global
Education, Inc. * 12,593 1,303
Advance Auto Parts,
Inc.  20,819 818
American Axle &
Manufacturing
Holdings, Inc. * 41,462 266
American Eagle
Outfitters, Inc.  54,590 1,440
Asbury Automotive
Group, Inc. * 6,739 1,567
BJ's Restaurants, Inc. * 7,327 289
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Bloomin ' Brands, Inc.  26,582 164
Boot Barn Holdings,
Inc. * 10,564 1,864
Brinker International,
Inc. * 15,424 2,214
The Buckle, Inc.  10,395 555
Caesars Entertainment,
Inc. * 70,746 1,655
CarMax, Inc. * 50,900 1,967
Carter's, Inc.  12,542 407
Cavco Industries, Inc. * 2,705 1,598
Century Communities,
Inc.  8,920 529
Champion Homes,
Inc. * 19,361 1,636
The Cheesecake
Factory, Inc.  15,925 804
Cracker Barrel Old
Country Store, Inc.  7,665 195
Dana, Inc.  40,499 962
Dave & Buster's
Entertainment, Inc. * 9,284 151
Dorman Products,
Inc. * 9,644 1,188
Dream Finders Homes,
Inc. - Class A * 9,922 170
Ethan Allen Interiors,
Inc.  7,937 181
Etsy, Inc. * 34,210 1,897
Fox Factory Holding
Corp. * 14,393 246
Frontdoor , Inc. * 24,996 1,442
Gentherm , Inc. * 10,512 382
G-III Apparel Group,
Ltd.  12,860 372
Golden Entertainment,
Inc.  6,757 184
Green Brick Partners,
Inc. * 10,599 664
Group 1 Automotive,
Inc.  4,288 1,686
Guess?, Inc.  10,561 177
Installed Building
Products, Inc.  7,850 2,036
Kohl's Corp.  38,908 794
Kontoor Brands, Inc.  17,751 1,084
La-Z-Boy, Inc.  14,337 534
LCI Industries  8,420 1,022
Leggett & Platt, Inc.  47,152 519
LGI Homes, Inc. * 7,013 301
LKQ Corp.  88,728 2,680
M/I Homes, Inc. * 9,061 1,159
MarineMax , Inc. * 6,502 158
Marriott Vacations
Worldwide Corp.  9,598 554
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Matthews International
Corp.  10,596 277
Meritage Homes Corp.  24,390 1,605
Mister Car Wash, Inc. * 33,825 188
Mohawk Industries,
Inc. * 18,002 1,968
Monarch Casino &
Resort, Inc.  4,277 409
Monro , Inc.  10,320 207
National Vision
Holdings, Inc. * 27,504 710
Newell Brands, Inc.  145,690 542
Oxford Industries, Inc.  4,835 165
Papa John's
International, Inc.  11,378 438
Patrick Industries, Inc.  11,556 1,253
Penn Entertainment,
Inc. * 44,280 653
Perdoceo Education
Corp.  20,931 614
PHINIA, Inc.  13,328 836
Pursuit Attractions and
Hospitality, Inc. * 7,387 249
Red Rock Resorts, Inc.
- Class A  16,711 1,035
Sabre Corp. * 136,309 185
Sally Beauty Holdings,
Inc. * 34,129 487
Shake Shack, Inc. -
Class A * 13,975 1,134
Signet Jewelers, Ltd.  14,191 1,176
Six Flags
Entertainment Corp. * 35,179 540
Sonic Automotive, Inc. -
Class A  5,155 319
Sonos , Inc. * 42,006 738
Standard Motor
Products, Inc.  7,193 265
Steven Madden, Ltd.  25,240 1,051
Strategic Education,
Inc.  8,060 646
Stride, Inc. * 14,939 970
Topgolf Callaway
Brands Corp. * 48,581 567
TRI Pointe Homes,
Inc. * 29,778 937
Under Armour , Inc. -
Class A * 65,400 325
Under Armour , Inc. -
Class C * 41,100 197
United Parks &
Resorts, Inc. * 9,561 347
Upbound Group, Inc.  17,932 315
Urban Outfitters, Inc. * 18,669 1,405

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Victoria's Secret &
Co. * 27,724 1,502
The Wendy's Co.  55,214 460
Winnebago Industries,
Inc.  9,768 396
Wolverine World Wide,
Inc.  28,224 512
Worthington
Enterprises, Inc.  10,901 562
XPEL, Inc. * 8,671 433
Total 68,876
Consumer Staples (2.4%)
The Andersons, Inc.  11,629 618
Cal-Maine Foods, Inc.  15,816 1,258
Central Garden & Pet
Co. * 2,791 90
Central Garden & Pet
Co. - Class A * 17,986 525
The Chefs' Warehouse,
Inc. * 12,596 785
Edgewell Personal
Care Co.  15,995 273
Energizer Holdings,
Inc.  21,109 420
Fresh Del Monte
Produce, Inc.  11,394 406
Freshpet , Inc. * 16,946 1,032
Grocery Outlet Holding
Corp. * 34,064 344
Interparfums , Inc.  6,364 540
J & J Snack Foods
Corp.  5,390 487
John B. Sanfilippo &
Son, Inc.  3,154 223
National Beverage
Corp. * 8,063 257
PriceSmart , Inc.  8,746 1,073
Reynolds Consumer
Products, Inc.  19,005 435
The Simply Good
Foods Co. * 31,794 638
Tootsie Roll Industries,
Inc.  6,762 248
TreeHouse Foods,
Inc. * 15,299 361
United Natural Foods,
Inc. * 21,018 708
Universal Corp.  8,666 457
Vital Farms, Inc. * 12,858 411
WD-40 Co.  4,707 927
Total 12,516
Energy (4.5%)
Archrock , Inc.  60,970 1,586
Atlas Energy Solutions,
Inc.  26,411 249
Bristow Group, Inc. * 8,630 316
Cactus, Inc. - Class A  23,827 1,088
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
California Resources
Corp.  27,215 1,217
Comstock Resources,
Inc. * 27,459 636
Core Laboratories, Inc.  16,066 258
Core Natural
Resources, Inc.  17,755 1,571
Crescent Energy Co.  83,741 703
CVR Energy, Inc. * 10,380 264
Dorian LPG, Ltd.  12,595 307
Helix Energy Solutions
Group, Inc. * 47,088 295
Helmerich & Payne,
Inc.  34,531 990
Innovex International,
Inc. * 13,267 290
International Seaways,
Inc.  14,060 683
Kinetik Holdings, Inc.  15,753 568
Kodiak Gas Services,
Inc.  28,808 1,077
Liberty Energy, Inc.  56,211 1,038
Magnolia Oil & Gas
Corp. - Class A  63,490 1,390
Noble Corp. PLC  43,544 1,230
Northern Oil and Gas,
Inc.  33,807 726
Oceaneering
International, Inc. * 34,530 830
Par Pacific Holdings,
Inc. * 17,426 612
Patterson-UTI Energy,
Inc.  119,639 731
Peabody Energy Corp.  42,195 1,253
REX American
Resources Corp. * 9,752 315
RPC, Inc.  31,160 170
SM Energy Co.  39,642 741
Talos Energy, Inc. * 43,618 481
Tidewater, Inc. * 15,975 807
World Kinect Corp.  19,137 448
Total 22,870
Financials (18.0%)
Acadian Asset
Management, Inc.  9,198 432
Adamas Trust, Inc.  28,907 211
Ameris Bancorp  22,129 1,644
AMERISAFE, Inc.  6,612 254
Apollo Commercial
Real Estate Finance,
Inc.  45,665 442
Arbor Realty Trust, Inc.  67,925 527
ARMOUR Residential
REIT, Inc.  38,681 684
Artisan Partners Asset
Management, Inc. -
Class A  24,497 998
Assured Guaranty, Ltd.  15,011 1,349
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Atlantic Union
Bankshares Co.  49,456 1,746
Axos Financial, Inc. * 19,560 1,685
Banc of California, Inc.  46,492 897
BancFirst Corp.  7,161 759
The Bancorp, Inc. * 15,222 1,028
Bank of Hawaii Corp.  13,811 944
BankUnited, Inc.  26,134 1,165
Banner Corp.  11,799 739
Beacon Financial Corp.  28,937 763
BGC Group, Inc. -
Class A  124,509 1,112
Blackstone Mortgage
Trust, Inc.  54,639 1,045
Capitol Federal
Financial, Inc.  42,032 286
Cathay General
Bancorp  23,556 1,140
Central Pacific
Financial Corp.  9,283 289
City Holding Co.  5,025 599
Cohen & Steers, Inc.  9,578 601
Community Financial
System, Inc.  18,193 1,045
Customers Bancorp,
Inc. * 11,012 805
CVB Financial Corp.  44,541 828
Dime Community
Bancshares, Inc.  14,231 428
Donnelley Financial
Solutions, Inc. * 9,200 430
Eagle Bancorp, Inc.  9,511 204
Ellington Financial, Inc.  37,171 505
Employers Holdings,
Inc.  7,784 336
Enact Holdings, Inc.  9,981 396
Encore Capital Group,
Inc. * 7,727 420
Enova International,
Inc. * 8,595 1,351
EVERTEC, Inc.  22,228 647
EZCORP, Inc.
- Class A * 19,940 387
FB Financial Corp.  13,979 780
First Bancorp  68,765 1,859
First Commonwealth
Financial Corp.  35,969 606
First Financial Bancorp  35,854 897
First Hawaiian, Inc.  42,825 1,084
First Interstate
BancSystem , Inc.  30,991 1,072
Franklin BSP Realty
Trust, Inc.  28,339 284
Fulton Financial Corp.  62,512 1,208
Genworth Financial,
Inc. * 138,440 1,250
Goosehead Insurance,
Inc. - Class A  8,631 636

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
HA Sustainable
Infrastructure Capital,
Inc.  43,696 1,373
Hanmi Financial Corp.  10,281 278
HCI Group, Inc.  3,726 714
Heritage Financial
Corp.  11,683 276
Hilltop Holdings, Inc.  14,865 505
Hope Bancorp, Inc.  44,252 485
Horace Mann
Educators Corp.  14,145 653
Independent Bank
Corp.  17,166 1,255
Jackson Financial, Inc.  23,560 2,513
KKR Real Estate
Finance Trust, Inc.  18,772 154
Lakeland Financial
Corp.  8,821 503
Lincoln National Corp.  58,530 2,606
MarketAxess Holdings,
Inc.  12,884 2,335
Mercury General Corp.  9,223 868
Moelis & Co. - Class A  25,623 1,761
National Bank Holding
Corp.  13,154 500
Navient Corp.  23,607 307
NBT Bancorp, Inc.  18,237 757
NCR Atleos Corp. * 25,538 973
NMI Holdings, Inc. * 26,638 1,087
Northwest Bancshares,
Inc.  50,825 610
OFG Bancorp  15,224 624
Palomar Holdings,
Inc. * 9,185 1,238
Park National Corp.  4,971 757
Pathward Financial,
Inc.  7,861 558
Payoneer Global, Inc. * 99,963 562
PennyMac Mortgage
Investment Trust  29,966 376
Piper Sandler Cos.  5,768 1,959
PJT Partners, Inc. -
Class A  8,433 1,410
PRA Group, Inc. * 13,449 238
Preferred Bank  3,963 374
ProAssurance Corp. * 17,696 428
PROG Holdings, Inc.  13,612 401
Provident Financial
Services, Inc.  45,472 898
Radian Group, Inc.  46,961 1,690
Redwood Trust, Inc.  44,493 246
Renasant Corp.  32,981 1,162
S&T Bancorp, Inc.  13,155 518
Safety Insurance
Group, Inc.  5,190 404
Seacoast Banking
Corp. of Florida  33,548 1,054
ServisFirst Bancshares,
Inc.  17,442 1,252
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Sezzle , Inc. * 5,898 374
Simmons First National
Corp.  50,396 950
SiriusPoint , Ltd. * 36,077 790
Southside Bancshares,
Inc.  9,733 296
Stellar Bancorp, Inc.  16,063 497
StepStone Group, Inc. -
Class A  25,243 1,620
Stewart Information
Services Corp.  9,720 683
StoneX Group, Inc. * 16,102 1,532
Tompkins Financial
Corp.  4,370 317
Triumph Financial,
Inc. * 7,850 492
Trupanion , Inc. * 11,648 435
TrustCo Bank Corp.  6,484 268
Trustmark Corp.  20,732 808
Two Harbors
Investment Corp.  35,875 377
United Community
Banks, Inc.  42,209 1,318
United Fire Group, Inc.  7,642 278
Victory Capital
Holdings, Inc.  16,647 1,050
Virtu Financial, Inc. -
Class A  27,585 919
Virtus Investment
Partners, Inc.  2,200 359
WaFd , Inc.  27,381 877
Walker & Dunlop, Inc.  11,822 711
Westamerica
Bancorporation  8,567 410
WisdomTree, Inc.  39,790 485
World Acceptance
Corp. * 996 140
WSFS Financial Corp.  18,939 1,046
Total 92,491
Health Care (12.1%)
Acadia Healthcare Co.,
Inc. * 32,077 455
Acadia
Pharmaceuticals,
Inc. * 43,335 1,157
AdaptHealth Corp. * 36,910 368
Addus HomeCare
Corp. * 6,308 677
ADMA Biologics, Inc. * 82,486 1,505
Alkermes PLC * 57,293 1,603
AMN Healthcare
Services, Inc. * 13,191 208
Amphastar
Pharmaceuticals,
Inc. * 12,320 330
ANI Pharmaceuticals,
Inc. * 6,232 492
Arcus Biosciences,
Inc. * 29,593 705
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Arrowhead
Pharmaceuticals,
Inc. * 47,977 3,185
Artivion , Inc. * 14,417 658
Astrana Health, Inc. * 14,911 370
Avanos Medical, Inc. * 15,978 179
Azenta , Inc. * 14,217 473
BioLife Solutions, Inc. * 13,358 323
BrightSpring Health
Services * 39,383 1,475
Catalyst
Pharmaceuticals,
Inc. * 39,957 933
Certara, Inc. * 41,824 368
Collegium
Pharmaceutical,
Inc. * 10,947 507
Concentra Group
Holdings Parent, Inc.  41,406 815
CONMED Corp.  10,705 435
Corcept Therapeutics,
Inc. * 32,447 1,129
CorVel Corp. * 10,875 736
Cytek Biosciences,
Inc. * 37,670 190
Dynavax Technologies
Corp. * 34,315 528
Embecta Corp.  20,063 238
Enovis Corp. * 19,904 530
Fortrea Holdings, Inc. * 32,029 552
Glaukos Corp. * 19,907 2,248
Harmony Biosciences
Holdings, Inc. * 13,795 516
HealthStream, Inc.  8,161 188
ICU Medical, Inc. * 8,572 1,223
Indivior PLC * 43,279 1,553
Innoviva , Inc. * 24,631 492
Inspire Medical
Systems, Inc. * 9,165 845
Integer Holdings
Corp. * 12,162 954
Integra LifeSciences
Holdings Corp. * 23,064 286
Krystal Biotech, Inc. * 8,939 2,204
LeMaitre Vascular, Inc.  7,237 587
Ligand
Pharmaceuticals,
Inc. * 6,802 1,286
Merit Medical Systems,
Inc. * 20,559 1,812
Myriad Genetics, Inc. * 32,027 197
National HealthCare
Corp.  4,310 591
Neogen Corp. * 75,521 528
NeoGenomics , Inc. * 44,879 528
OmniAb , Inc. -
12.50 Earnout
Consideration *,Æ 2,585 –

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
OmniAb , Inc. -
15.00 Earnout
Consideration *,Æ 2,585 –
Omnicell, Inc. * 15,556 705
Organon & Co.  90,265 647
Pacira Biosciences,
Inc. * 14,916 386
Pediatrix Medical
Group, Inc. * 29,180 624
Perrigo Co. PLC  47,706 664
Phibro Animal Health
Corp. - Class A  7,076 264
Prestige Consumer
Healthcare, Inc. * 16,670 1,028
Privia Health Group,
Inc. * 40,066 950
Progyny, Inc. * 27,754 713
Protagonist
Therapeutics, Inc. * 20,290 1,772
PTC Therapeutics,
Inc. * 27,830 2,114
QuidelOrtho Corp. * 23,591 674
RadNet , Inc. * 24,022 1,714
Sarepta Therapeutics,
Inc. * 36,323 782
Schrodinger, Inc. * 19,299 345
Select Medical
Holdings Corp.  38,136 566
STAAR Surgical Co. * 17,058 394
Supernus
Pharmaceuticals,
Inc. * 19,877 988
Tandem Diabetes Care,
Inc. * 23,488 516
Teleflex, Inc.  15,344 1,873
TG Therapeutics, Inc. * 47,080 1,403
TransMedics Group,
Inc. * 11,829 1,439
UFP Technologies,
Inc. * 2,679 595
US Physical Therapy,
Inc.  5,284 413
Veracyte , Inc. * 27,308 1,150
Vericel Corp. * 17,538 632
Vir Biotechnology, Inc. * 32,823 198
Waystar Holding
Corp. * 39,893 1,306
Xencor , Inc. * 24,549 376
Total 62,393
Industrials (16.8%)
AAR Corp. * 13,526 1,120
ABM Industries, Inc.  21,227 898
Air Lease Corp.  36,463 2,342
Alamo Group, Inc.  3,719 624
Albany International
Corp.  9,947 504
Allegiant Travel Co. * 4,641 396
Amentum Holdings,
Inc. * 53,201 1,543
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
American Woodmark
Corp. * 5,013 270
Apogee Enterprises,
Inc.  7,412 270
ArcBest Corp.  7,806 579
Arcosa , Inc.  17,027 1,810
Armstrong World
Industries, Inc.  14,948 2,857
Astec Industries, Inc.  7,874 341
AZZ, Inc.  10,423 1,117
Boise Cascade Co.  12,840 945
Brady Corp. - Class A  15,071 1,181
Casella Waste
Systems, Inc.
- Class A * 21,666 2,122
CoreCivic , Inc. * 36,255 693
CSG Systems
International, Inc.  9,403 721
CSW Industrials, Inc.  5,784 1,698
Deluxe Corp.  15,448 345
DNOW, Inc. * 64,360 853
DXP Enterprises, Inc. * 4,412 484
Enerpac Tool Group
Corp.  18,364 702
EnPro , Inc.  7,308 1,565
Enviri Corp. * 28,028 502
ESCO Technologies,
Inc.  8,958 1,750
Everus Construction
Group, Inc. * 17,699 1,514
Federal Signal Corp.  21,092 2,290
Forward Air Corp. * 7,555 189
Franklin Electric Co.,
Inc.  13,290 1,270
Gates Industrial Corp.
PLC * 89,391 1,919
The GEO Group, Inc. * 47,393 764
Gibraltar Industries,
Inc. * 10,251 507
Granite Construction,
Inc.  15,115 1,744
The Greenbrier Cos.,
Inc.  10,755 503
Griffon Corp.  13,581 1,000
Hayward Holdings,
Inc. * 69,279 1,070
Healthcare Services
Group, Inc. * 24,427 467
Heartland Express, Inc.  15,720 142
Hertz Global Holdings,
Inc. * 42,786 220
Hillenbrand, Inc.  24,481 777
HNI Corp.  23,876 1,004
Hub Group, Inc.
- Class A  20,969 893
Insperity, Inc.  12,413 481
Insteel Industries, Inc.  6,682 212
Interface, Inc.  20,272 566
JBT Marel Corp.  18,032 2,717
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
JetBlue Airways Corp. * 101,308 461
Kadant , Inc.  4,091 1,166
Kennametal, Inc.  26,418 751
Korn Ferry  18,172 1,200
Lindsay Corp.  3,778 445
Liquidity Services,
Inc. * 8,172 248
ManpowerGroup, Inc.  16,105 479
Marten Transport, Ltd.  19,930 227
Masterbrand, Inc. * 44,110 487
Matson, Inc.  10,812 1,336
Mercury Systems,
Inc. * 18,296 1,336
MillerKnoll , Inc.  23,339 427
Moog, Inc. - Class A  9,861 2,402
Mueller Water
Products, Inc.  54,244 1,292
MYR Group, Inc. * 5,388 1,177
National Presto
Industries, Inc.  1,820 194
OPENLANE, Inc. * 36,899 1,099
Pitney Bowes, Inc.  51,311 542
Powell Industries, Inc.  3,267 1,041
Primoris Services Corp.  18,729 2,325
Proto Labs, Inc. * 8,219 416
Quanex Building
Products Corp.  15,740 242
Resideo Technologies,
Inc. * 47,751 1,677
Robert Half, Inc.  34,465 936
Rush Enterprises, Inc. -
Class A  21,023 1,134
RXO, Inc. * 56,946 720
Schneider National,
Inc. - Class B  17,142 455
SkyWest, Inc. * 13,900 1,396
Standex International
Corp.  4,189 910
Sun Country Airlines
Holdings, Inc. * 18,353 264
Sunrun, Inc. * 80,065 1,473
Tennant Co.  6,258 461
Titan International,
Inc. * 16,474 129
Trinity Industries, Inc.  27,761 734
UniFirst Corp.  5,050 974
Upwork, Inc. * 45,291 898
Verra Mobility Corp. * 55,379 1,241
Vestis Corp.  38,583 257
Vicor Corp. * 7,873 863
Werner Enterprises,
Inc.  20,635 619
WillScot Holdings Corp.  63,218 1,190
Zurn Elkay Water
Solutions Corp.  51,592 2,398
Total 86,503

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology (14.3%)
A10 Networks, Inc.  24,832 439
ACI Worldwide, Inc. * 35,809 1,712
ACM Research, Inc. -
Class A * 18,272 721
Adeia , Inc.  37,980 655
Advanced Energy
Industries, Inc.  13,065 2,735
Agilysys , Inc. * 8,805 1,046
Alarm.com Holdings,
Inc. * 17,346 885
Alpha & Omega
Semiconductor, Ltd. * 8,507 169
Arlo Technologies,
Inc. * 36,253 507
Axcelis Technologies,
Inc. * 10,743 863
Badger Meter, Inc.  10,225 1,783
Benchmark Electronics,
Inc.  12,330 527
BlackLine , Inc. * 17,318 957
Box, Inc. * 50,235 1,503
Bread Financial
Holdings, Inc.  15,829 1,172
Calix, Inc. * 20,902 1,106
CleanSpark , Inc. * 97,544 987
Clear Secure, Inc. -
Class A  30,734 1,078
Cohu , Inc. * 16,094 374
Corsair Gaming, Inc. * 16,186 96
CTS Corp.  10,147 435
Digi International, Inc. * 12,898 558
DigitalOcean Holdings,
Inc. * 23,696 1,140
Diodes, Inc. * 16,147 797
DXC Technology Co. * 60,378 885
Enphase Energy, Inc. * 45,386 1,455
ePlus , Inc.  9,075 796
Extreme Networks,
Inc. * 45,867 764
FormFactor , Inc. * 26,763 1,493
Grid Dynamics
Holdings, Inc. * 22,738 205
Harmonic, Inc. * 39,163 387
Ichor Holdings, Ltd. * 11,987 221
Impinj , Inc. * 9,288 1,616
Insight Enterprises,
Inc. * 10,740 875
InterDigital , Inc.  8,922 2,841
Itron , Inc. * 15,863 1,473
Knowles Corp. * 29,433 631
Kulicke and Soffa
Industries, Inc.  18,167 828
LiveRamp Holdings,
Inc. * 22,064 648
MARA Holdings, Inc. * 131,091 1,177
MaxLinear , Inc. * 28,447 496
Mirion Technologies,
Inc. * 85,896 2,012
N-able, Inc. * 26,165 196
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
NCR Voyix Corp. * 48,195 492
NetScout Systems,
Inc. * 23,750 643
OSI Systems, Inc. * 5,531 1,411
PC Connection, Inc.  3,933 227
PDF Solutions, Inc. * 11,028 315
Penguin Solutions,
Inc. * 16,412 321
Photronics , Inc. * 20,452 654
Plexus Corp. * 9,370 1,377
Power Integrations, Inc.  19,176 682
Progress Software
Corp. * 14,965 643
Q2 Holdings, Inc. * 21,671 1,564
Qorvo, Inc. * 29,141 2,463
Ralliant Corp.  39,134 1,992
Rogers Corp. * 5,810 532
Sanmina Corp. * 18,913 2,838
ScanSource, Inc. * 6,976 272
Semtech Corp. * 30,061 2,215
SiTime Corp. * 7,580 2,677
SolarEdge
Technologies, Inc. * 20,608 595
Sprinklr, Inc. - Class A * 41,791 325
SPS Commerce, Inc. * 13,065 1,164
Teradata Corp. * 32,305 983
TTM Technologies,
Inc. * 35,843 2,473
Ultra Clean Holdings,
Inc. * 15,799 400
Veeco Instruments,
Inc. * 20,910 598
ViaSat, Inc. * 46,885 1,616
Viavi Solutions, Inc. * 77,473 1,381
Vishay Intertechnology ,
Inc.  42,908 622
The Western Union Co.  110,164 1,026
Total 73,745
Materials (5.3%)
Alpha Metallurgical
Resources, Inc. * 3,744 748
Balchem Corp.  11,216 1,720
Celanese Corp.  38,009 1,607
Century Aluminum
Co. * 18,465 723
The Chemours Co.  51,994 613
Eastman Chemical Co.  39,542 2,524
Element Solutions, Inc.  78,811 1,970
FMC Corp.  43,363 601
H.B. Fuller Co.  18,745 1,115
Hawkins, Inc.  7,242 1,029
Ingevity Corp. * 12,466 738
Innospec, Inc.  8,562 655
Kaiser Aluminum Corp.  5,565 639
Koppers Holdings, Inc.  6,786 184
Materion Corp.  7,195 894
Metallus , Inc. * 12,385 213
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Minerals Technologies,
Inc.  10,766 656
O-I Glass, Inc. * 53,560 791
Quaker Chemical Corp.  4,779 656
Sealed Air Corp.  51,046 2,115
Sensient Technologies
Corp.  14,731 1,384
Solstice Advanced
Materials, Inc. * 55,025 2,673
Stepan Co.  7,394 350
SunCoke Energy, Inc.  29,149 210
Sylvamo Corp.  11,483 553
Warrior Met Coal, Inc.  18,241 1,608
Worthington Steel, Inc.  11,207 388
Total 27,357
Real Estate (7.2%)
Acadia Realty Trust  45,563 936
Alexander & Baldwin,
Inc.  25,054 517
American Assets Trust,
Inc.  16,568 314
Apple Hospitality REIT,
Inc.  75,903 899
Armada Hoffler
Properties, Inc.  28,247 187
Brandywine Realty
Trust  60,798 177
CareTrust REIT, Inc.  77,394 2,799
Centerspace 5,768 385
Curbline Properties
Corp.  33,627 780
Cushman & Wakefield,
Ltd. * 80,368 1,301
DiamondRock
Hospitality Co.  70,403 631
Douglas Emmett, Inc.  58,230 640
Easterly Government
Properties, Inc.  15,226 323
Elme Communities  30,687 534
Essential Properties
Realty Trust, Inc.  68,647 2,036
eXp World Holdings,
Inc.  30,850 279
Four Corners Property
Trust, Inc.  36,737 847
Getty Realty Corp.  18,438 505
Global Net Lease, Inc.  67,990 585
Highwoods Properties,
Inc.  38,066 983
Innovative Industrial
Properties, Inc.  9,749 462
JBG SMITH Properties  20,506 349
Kennedy-Wilson
Holdings, Inc.  41,282 399
LTC Properties, Inc.  16,470 566
LXP Industrial Trust  20,544 1,019
The Macerich Co.  88,743 1,638
Marcus & Millichap,
Inc.  8,323 227

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Medical Properties
Trust, Inc.  171,079 855
Millrose Properties, Inc.
- Class A  53,485 1,598
NexPoint Residential
Trust, Inc.  7,505 226
OUTFRONT Media,
Inc.  50,485 1,217
Pebblebrook Hotel
Trust  39,374 446
Phillips Edison & Co.,
Inc.  43,569 1,550
Ryman Hospitality
Properties, Inc.  21,851 2,068
Safehold, Inc.  16,034 219
Saul Centers, Inc.  4,291 135
SL Green Realty Corp.  24,664 1,131
The St. Joe Co.  13,870 823
Summit Hotel
Properties, Inc.  36,445 177
Sunstone Hotel
Investors, Inc.  66,126 591
Tanger , Inc.  39,878 1,331
Terreno Realty Corp.  35,820 2,103
Universal Health Realty
Income Trust  4,391 172
Urban Edge Properties  43,737 839
Veris Residential, Inc.  28,416 423
Whitestone REIT  15,456 215
Xenia Hotels &
Resorts, Inc.  32,750 463
Total 36,900
Utilities (2.2%)
American States Water
Co.  13,367 969
Avista Corp.  28,155 1,085
California Water
Service Group  20,682 896
Chesapeake Utilities
Corp.  8,166 1,019
Clearway Energy, Inc. -
Class A  12,044 379
Clearway Energy, Inc. -
Class C  29,351 976
H2O America  11,407 559
Hawaiian Electric
Industries, Inc. * 59,827 736
MDU Resources
Group, Inc.  70,891 1,384
MGE Energy, Inc.  12,689 995
Middlesex Water Co.  6,369 321
Northwest Natural
Holding Co.  14,420 674
Otter Trail Corp.  14,543 1,175
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Unitil Corp.  6,092 295
Total 11,463
Total Common Stocks
(Cost: $439,123) 510,163
Short-Term
Investments ( 0.1% )
Governments (0.1%)
US Treasury
0.000%, 5/7/26 β 321,000 317
Total 317
Total Short-Term Investments
(Cost: $317) 317
Total Investments (99.2%)
(Cost: $439,440)
@
510,480
Other Assets, Less
Liabilities (0.8%) 4,099
Net Assets (100.0%) 514,579

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini Russell 2000 Index Future Long USD 1 20 3/26 $ 2,498 $ (81) $ (20)
E-Mini S&P MidCap 400 Future Long USD 1 5 3/26 1,662 (35) (19)
$ (116) $ (39)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (39) $ (39) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
β Part or all of the security has been pledged as collateral.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $441,460 and the net unrealized appreciation of investments based on that cost was $68,905 which is comprised of $126,694 aggregate gross unrealized appreciation and
$57,789 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 510,163 $ — $ —
Short-Term Investments — 317 —
Total Assets:
$ 510,163 $ 317 $ —
Liabilities:
Other Financial Instruments^
Futures (116) — —
Total Liabilities:
$ (116) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2025.

Schedule of Investments
December 31, 2025
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
( 98 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .4% )
Madison Square
Garden Sports
Corp. * 11,303 2,924
The New York Times
Co. - Class A  72,876 5,059
Total 7,983
Consumer Discretionary ( 10 .8% )
Abercrombie & Fitch
Co. * 28,022 3,527
Advance Auto Parts,
Inc.  25,679 1,009
Black Rock Coffee Bar,
Inc. - Class A * 21,329 474
Boot Barn Holdings,
Inc. * 9,752 1,721
Carvana Co. * 4,900 2,068
Champion Homes,
Inc. * 23,025 1,945
Chewy, Inc. - Class A * 56,795 1,877
Coursera, Inc. * 108,015 795
Dorman Products,
Inc. * 18,459 2,274
Dutch Bros, Inc.
- Class A * 36,698 2,247
FIGS, Inc. - Class A * 284,144 3,228
Kontoor Brands, Inc.  28,937 1,768
Liberty Live Holdings,
Inc. - Class C * 45,591 3,791
Marriott Vacations
Worldwide Corp.  33,536 1,935
Meritage Homes Corp.  23,620 1,554
Papa John's
International, Inc.  52,797 2,032
Peloton Interactive, Inc.
- Class A * 350,400 2,158
Pool Corp.  6,027 1,379
Savers Value Village,
Inc. * 186,096 1,738
Steven Madden, Ltd.  79,923 3,328
Strategic Education,
Inc.  64,848 5,201
Taylor Morrison Home
Corp. * 87,987 5,180
Urban Outfitters, Inc. * 29,242 2,201
Victoria's Secret &
Co. * 75,359 4,082
Visteon Corp.  38,589 3,670
Wingstop, Inc.  3,710 885
Total 62,067
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples ( 1 .6% )
Grocery Outlet Holding
Corp. * 159,097 1,607
Post Holdings, Inc. * 35,046 3,471
Reynolds Consumer
Products, Inc.  94,113 2,157
Turning Point Brands,
Inc.  15,287 1,657
Total 8,892
Energy ( 6 .9% )
Cactus, Inc. - Class A  58,905 2,691
Enerflex, Ltd.  171,529 2,647
Expro Group Holdings
NV * 201,289 2,687
Liberty Energy, Inc.  93,820 1,732
Magnolia Oil & Gas
Corp. - Class A  140,007 3,065
Matador Resources
Co.  110,434 4,687
Noble Corp. PLC  82,874 2,340
PBF Energy, Inc. -
Class A  114,516 3,106
Permian Resources
Corp.  305,523 4,286
Range Resources
Corp.  126,624 4,465
Scorpio Tankers, Inc.  51,543 2,620
TechnipFMC PLC  116,385 5,186
Total 39,512
Financials ( 26 .4% )
Avidia Bancorp, Inc. * 133,225 2,240
Baldwin Insurance
Group, Inc. * 47,981 1,153
Banc of California, Inc.  298,115 5,751
BankUnited, Inc.  61,649 2,748
Cathay General
Bancorp  66,023 3,195
Coastal Financial
Corp. * 47,210 5,410
Columbia Banking
System, Inc.  367,430 10,270
Commercial
Bancgroup, Inc. * 42,787 1,051
Eastern Bankshares,
Inc.  293,641 5,412
FB Financial Corp.  113,748 6,347
Flagstar Financial, Inc.  406,048 5,112
Goosehead Insurance,
Inc. - Class A  20,427 1,504
HA Sustainable
Infrastructure Capital,
Inc.  177,549 5,580
Hamilton Lane, Inc. -
Class A  20,837 2,799
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Home BancShares,
Inc.  170,671 4,741
Houlihan Lokey, Inc.  29,923 5,212
Live Oak Bancshares,
Inc.  137,908 4,737
Marqueta, Inc.
- Class A * 457,953 2,175
Miami International
Holdings, Inc. * 10,721 476
National Bank Holding
Corp.  54,573 2,074
Neptune Insurance
Holdings, Inc.
- Class A * 36,509 1,065
Oscar Health, Inc. -
Class A * 145,556 2,092
PennyMac Financial
Services, Inc.  70,192 9,254
PennyMac Mortgage
Investment Trust  194,829 2,445
Pinnacle Financial
Partners, Inc.  103,038 9,831
Popular, Inc.  19,525 2,431
PRA Group, Inc. * 149,816 2,650
Preferred Bank  37,571 3,548
Primerica, Inc.  7,578 1,958
RLI Corp.  27,007 1,728
Root, Inc. - Class A * 12,063 871
Ryan Specialty
Holdings, Inc.  61,765 3,189
Sezzle, Inc. * 13,468 855
Southern First
Bancshares, Inc. * 31,667 1,631
SouthState Bank Corp.  47,349 4,456
Synovus Financial
Corp.  59,940 3,000
Texas Capital
Bancshares, Inc. * 66,352 6,008
Towne Bank  138,765 4,631
Walker & Dunlop, Inc.  42,834 2,576
Wealthfront Corp. * 33,900 461
Western Alliance
Bancorp  77,619 6,525
WSFS Financial Corp.  56,270 3,108
Total 152,300
Health Care ( 10 .6% )
10X Genomics, Inc. -
Class A * 61,375 1,001
Alignment Healthcare,
Inc. * 159,297 3,146
Arcellx, Inc. * 39,870 2,600
Avanos Medical, Inc. * 178,071 2,000
Black Diamond
Therapeutics, Inc. * 201,600 490

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
BrightSpring Health
Services * 108,418 4,060
Cabaletta Bio, Inc. * 318,113 697
Concentra Group
Holdings Parent, Inc.  141,949 2,794
Crinetics
Pharmaceuticals,
Inc. * 25,637 1,193
CRISPR Therapeutics
AG * 33,247 1,743
Cytokinetics, Inc. * 101,508 6,450
Denali Therapeutics,
Inc. * 83,335 1,376
Dyne Therapeutics,
Inc. * 133,721 2,616
Elanco Animal Health,
Inc. * 164,047 3,712
Ensign Group, Inc.  21,318 3,714
Immatics NV * 297,738 3,126
Immunocore Holdings
PLC, ADR * 48,979 1,700
Immunome, Inc. * 48,825 1,049
Immunovant, Inc. * 53,088 1,349
Innovage Holding
Corp. * 200,394 1,040
MapLight Therapeutics,
Inc. * 33,986 597
NeoGenomics, Inc. * 81,746 961
Praxis Precision
Medicines, Inc. * 8,751 2,579
QuidelOrtho Corp. * 95,607 2,731
Sarepta Therapeutics,
Inc. * 78,949 1,699
Sotera Health Co. * 180,313 3,181
Vaxcyte, Inc. * 76,035 3,508
Total 61,112
Industrials ( 12 .8% )
Aebi Schmidt Holding
AG  138,889 1,757
Alamo Group, Inc.  7,272 1,221
Allegiant Travel Co. * 53,951 4,600
Alliance Laundry
Holdings, Inc. * 35,795 728
Arcosa, Inc.  40,552 4,312
Casella Waste
Systems, Inc.
- Class A * 30,571 2,994
Crane Co.  12,133 2,238
EnPro, Inc.  10,898 2,334
ESAB Corp.  16,652 1,860
ESCO Technologies,
Inc.  9,097 1,777
Flowserve Corp.  16,507 1,145
FTI Consulting, Inc. * 10,998 1,879
JBT Marel Corp.  18,096 2,727
Landstar System, Inc.  11,689 1,680
Matson, Inc.  20,496 2,532
Mercury Systems,
Inc. * 42,215 3,082
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
MSA Safety, Inc.  11,105 1,778
NEXTracker, Inc. -
Class A * 59,656 5,197
RBC Bearings, Inc. * 11,158 5,004
Rush Enterprises, Inc. -
Class A  57,342 3,093
Saia, Inc. * 5,471 1,786
Sunrun, Inc. * 98,181 1,807
UFP Industries, Inc.  28,936 2,635
UL Solutions, Inc. -
Class A  50,726 4,000
UniFirst Corp.  6,762 1,304
Valmont Industries, Inc.  7,617 3,064
VSE Corp.  18,291 3,160
WillScot Holdings Corp.  59,243 1,116
Zurn Elkay Water
Solutions Corp.  66,258 3,080
Total 73,890
Information Technology ( 9 .2% )
Applied Digital Corp. * 114,558 2,809
Endava PLC, ADR * 178,675 1,129
Entegris, Inc.  21,243 1,790
FormFactor, Inc. * 15,030 838
Globant SA * 14,074 920
Hut 8 Corp. * 112,581 5,172
i3 Verticals, Inc.
- Class A * 55,445 1,397
Intapp, Inc. * 25,558 1,171
JFrog, Ltd. * 50,590 3,160
Lattice Semiconductor
Corp. * 46,599 3,429
Littelfuse, Inc.  14,335 3,626
MACOM Technology
Solutions Holdings,
Inc. * 29,069 4,979
Mirion Technologies,
Inc. * 211,081 4,943
nCino, Inc. * 107,338 2,752
PAR Technology
Corp. * 51,101 1,854
Sanmina Corp. * 8,254 1,239
Semtech Corp. * 17,534 1,292
TTM Technologies,
Inc. * 30,600 2,111
Viavi Solutions, Inc. * 308,856 5,504
Vishay Intertechnology,
Inc.  56,069 812
Workiva, Inc. * 26,471 2,283
Total 53,210
Materials ( 4 .7% )
Cabot Corp.  24,361 1,615
Commercial Metals Co.  18,744 1,298
Constellium SE * 175,739 3,313
Element Solutions, Inc.  151,076 3,775
H.B. Fuller Co.  29,587 1,759
IAMGOLD Corp. * 146,269 2,412
OR Royalties, Inc.  51,410 1,819
Quaker Chemical Corp.  13,698 1,881
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Reliance, Inc.  14,849 4,289
Warrior Met Coal, Inc.  47,147 4,157
West Fraser Timber
Co., Ltd.  16,245 993
Total 27,311
Real Estate ( 8 .8% )
CareTrust REIT, Inc.  181,925 6,578
CubeSmart LP  77,071 2,778
Curbline Properties
Corp.  324,813 7,539
EastGroup Properties,
Inc.  14,720 2,622
Highwoods Properties,
Inc.  118,460 3,059
Hudson Pacific
Properties, Inc. * 65,548 710
Independence Realty
Trust, Inc.  328,639 5,744
Kilroy Realty Corp.  107,226 4,007
The Macerich Co.  247,390 4,567
Pebblebrook Hotel
Trust  254,034 2,876
PotlatchDeltic Corp.  36,669 1,459
Ryman Hospitality
Properties, Inc.  26,799 2,536
Safehold, Inc.  145,336 1,990
Terreno Realty Corp.  67,937 3,988
Total 50,453
Utilities ( 5 .4% )
California Water
Service Group  109,207 4,732
Chesapeake Utilities
Corp.  38,583 4,814
Hawaiian Electric
Industries, Inc. * 227,143 2,794
IDACORP,
Inc.
33,514 4,241
MDU Resources
Group, Inc.  131,721 2,571
OGE Energy Corp.  77,808 3,322
Oklo, Inc. * 6,823 490
ONE Gas, Inc.  64,241 4,963
Southwest Gas
Holdings, Inc.  41,471 3,318
Total 31,245
Total Common Stocks
(Cost: $453,606) 567,975
Total Investments (98.6%)
(Cost: $453,606)
@
567,975
Other Assets, Less
Liabilities (1.4%) 7,986
Net Assets (100.0%) 575,961

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $454,713 and the net unrealized appreciation of investments based on that cost was $113,262 which is comprised of $142,373 aggregate gross unrealized appreciation and
$29,111 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 567,975 $ — $ —
Total Assets:
$ 567,975 $ — $ —

Schedule of Investments
December 31, 2025
International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 96 .8% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 2 .1% )
CTS Eventim AG & Co. KGaA  Germany 37,900 3,479
Tencent Holdings, Ltd.  China 271,000 20,766
Total 24,245
Consumer Discretionary ( 9 .5% )
Autoliv, Inc.  Sweden 42,700 5,069
Compass Group PLC  United Kingdom 1,117,000 35,537
Games Workshop Group PLC  United Kingdom 27,500 6,980
InterContinental Hotels Group
PLC, ADR
United Kingdom 190,384 26,812
LVMH Moet Hennessy Louis
Vuitton SE
France 35,729 26,936
USS Co., Ltd.  Japan 600,100 6,583
Total 107,917
Consumer Staples ( 0 .4% )
PriceSmart, Inc.  United States 34,800 4,269
Total 4,269
Energy ( 0 .4% )
Reliance Industries, Ltd.  India 292,300 5,102
Total 5,102
Financials ( 9 .6% )
Deutsche Boerse AG  Germany 33,900 8,904
Erste Group Bank AG  Austria 79,700 9,589
HDFC Bank, Ltd.  India 395,558 4,371
KBC Group NV  Belgium 157,300 20,446
Marsh & McLennan Cos., Inc.  United States 27,257 5,057
Mastercard, Inc. - Class A  United States 16,650 9,505
Moody's Corp.  United States 18,900 9,655
UBS Group AG  Switzerland 703,500 32,521
Visa, Inc. - Class A  United States 27,025 9,478
Total 109,526
Health Care ( 3 .1% )
EssilorLuxottica SA  France 66,200 20,931
Hoya Corp.  Japan 98,100 14,859
Total 35,790
Industrials ( 39 .9% )
Aalberts NV  Netherlands 50,900 1,673
ABB, Ltd.  Switzerland 253,000 18,702
AddTech AB - Class B  Sweden 247,500 8,795
Airbus SE  France 161,900 37,553
Assa Abloy AB - Class B  Sweden 640,000 24,812
Atlas Copco AB - Class A  Sweden 1,610,900 28,861
BAE Systems PLC  United Kingdom 1,320,575 30,359
Canadian Pacific Kansas City,
Ltd.
Canada 69,400 5,109
Epiroc AB - Class A  Sweden 902,845 20,429
Experian PLC  United States 277,912 12,569
GE Vernova, Inc.  United States 34,200 22,352
Howden Joinery Group PLC  United Kingdom 472,800 5,265
Interpump Group SpA  Italy 125,000 6,845
Komatsu, Ltd.  Japan 194,300 6,211
KONE Oyj - Class B  Finland 196,713 13,953
Common Stocks (96.8%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Legrand SA  France 158,200 23,509
Mitsubishi Heavy Industries,
Ltd.
Japan 1,069,800 26,202
Recruit Holdings Co., Ltd.  Japan 312,800 17,844
RELX PLC  United Kingdom 449,300 18,173
Rolls-Royce Holdings PLC  United Kingdom 1,478,858 22,986
Safran SA  France 134,168 46,688
Schindler Holding AG  Switzerland 6,085 2,157
Schindler Holding AG -
Participation Certificates
Switzerland 33,883 12,769
Schneider Electric SE  United States 133,800 36,675
SHO-BOND Holdings Co.,
Ltd.
Japan 581,444 4,909
Total 455,400
Information Technology ( 20 .9% )
Advantest Corp.  Japan 157,400 19,871
ASML Holding NV  Netherlands 58,606 62,645
Azbil Corp.  Japan 1,257,600 11,431
BE Semiconductor Industries
NV
Netherlands 63,550 9,883
Disco Corp.  Japan 28,500 8,789
Keyence Corp.  Japan 40,300 14,601
Lagercrantz Group AB
- Class B
Sweden 315,700 7,236
Lectra  France 40,100 1,198
Nintendo Co., Ltd.  Japan 311,700 21,055
SAP SE  Germany 143,800 35,185
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 960,000 46,899
Total 238,793
Materials ( 10 .9% )
CRH PLC  United States 366,300 45,653
Franco-Nevada Corp.  Canada 82,400 17,080
Holcim, Ltd. * United States 122,000 11,960
Linde PLC  United States 77,755 33,154
The Sherwin-Williams Co.  United States 50,792 16,458
Total 124,305
Total Common Stocks (Cost: $826,572) 1,105,347
Total Investments (96.8%) (Cost: $826,572)
@
1,105,347
Other Assets, Less Liabilities (3.2%) 36,532
Net Assets (100.0%) 1,141,879

International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investments by Country of Risk as a Percentage of Net Assets:
United States 19.0%
France 13.7%
Japan 13.3%
United Kingdom 12.8%
Sweden 8.3%
Netherlands 6.5%
Switzerland 5.8%
Other 17.4%
Total
96.8%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $827,039 and the net unrealized appreciation of investments based on that cost was $278,308 which is comprised of $290,371 aggregate gross unrealized appreciation and
$12,063 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 31,881 $ 76,036 $ —
Consumer Staples 4,269 — —
Financials 33,695 75,831 —
Industrials 27,461 427,939 —
Materials 67,079 57,226 —
All Others — 303,930 —
Total Assets:
$ 164,385 $ 940,962 $ —

Schedule of Investments
December 31, 2025
Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 98 .4% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 4 .0% )
Advanced Info Service PCL -
Foreign Shares
Thailand 593,200 5,875
Capcom Co., Ltd.  Japan 97,100 2,259
Cellnex Telecom SA  Spain 194,274 6,249
Hellenic Telecommunications
Organization SA
Greece 36,448 721
KDDI Corp.  Japan 584,800 10,116
Koninklijke KPN NV  Netherlands 1,458,802 6,824
Spotify Technology SA * United States 13,569 7,880
Total 39,924
Consumer Discretionary ( 8 .1% )
Accor SA  France 90,891 5,150
Aristocrat Leisure, Ltd.  Australia 111,252 4,314
Burberry Group PLC * United Kingdom 139,976 2,386
Cie Financiere Richemont SA
- Class A
Switzerland 50,274 10,850
Compagnie Generale des
Etablissements Michelin
France 151,995 5,041
LVMH Moet Hennessy Louis
Vuitton SE
France 18,815 14,185
Next PLC  United Kingdom 33,756 6,211
Nitori Holdings Co., Ltd.  Japan 144,000 2,521
Pan Pacific International
Holdings Corp.
Japan 1,242,000 7,401
Sands China, Ltd.  Macao 895,600 2,257
Sony Group Corp.  Japan 437,500 11,182
Suzuki Motor Corp.  Japan 601,400 8,932
Total 80,430
Consumer Staples ( 5 .6% )
Ajinomoto Co., Inc.  Japan 189,200 4,002
Alimentation Couche-Tard,
Inc.
Canada 47,841 2,613
Beiersdorf AG  Germany 81,697 8,990
British American Tobacco PLC  United Kingdom 247,137 14,007
Davide Campari-Milano NV  Italy 902,936 5,862
Jeronimo Martins SGPS SA  Portugal 239,137 5,696
Pernod Ricard SA  France 98,214 8,408
Unicharm Corp.  Japan 1,010,300 5,791
Total 55,369
Energy ( 3 .9% )
Eni SpA  Italy 532,748 10,105
Galp Energia SGPS SA  Portugal 493,710 8,411
Reliance Industries, Ltd.  India 306,800 5,355
TotalEnergies SE  France 231,080 15,061
Total 38,932
Financials ( 26 .6% )
AIA Group, Ltd.  Hong Kong 1,026,600 10,545
Aon PLC  United States 27,409 9,672
B3 SA - Brasil, Bolsa, Balcao  Brazil 2,530,100 6,586
Banco Bilbao Vizcaya
Argentina SA
Spain 544,682 12,740
Banco Bradesco SA, ADR  Brazil 2,183,153 7,270
Bank of Ireland Group PLC  Ireland 640,416 12,252
Common Stocks (98.4%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Barclays PLC  United Kingdom 2,628,888 16,688
Beazley PLC  United Kingdom 988,390 11,041
BNP Paribas SA  France 142,945 13,526
BPER Banca SpA  Italy 1,006,074 13,605
Euronext NV  Netherlands 83,047 12,465
HDFC Bank, Ltd.  India 908,458 10,038
Hiscox, Ltd.  United Kingdom 447,647 8,535
ING Groep NV  Netherlands 547,471 15,390
London Stock Exchange
Group PLC
United Kingdom 80,977 9,751
Mastercard, Inc. - Class A  United States 20,107 11,479
Mizuho Financial Group, Inc.  Japan 746,800 27,118
NatWest Group PLC  United Kingdom 1,267,006 11,051
Samsung Fire & Marine
Insurance Co., Ltd.
South Korea 11,595 3,996
Sompo Holdings, Inc.  Japan 192,900 6,567
The Toronto-Dominion Bank  Canada 145,169 13,682
UBS Group AG  Switzerland 309,498 14,307
Willis Towers Watson PLC  United States 21,611 7,101
Total 265,405
Health Care ( 11 .2% )
Alcon, Inc.  United States 74,222 5,896
ConvaTec Group PLC  United Kingdom 2,003,954 6,548
CSL, Ltd.  Australia 64,207 7,397
Daiichi Sankyo Co., Ltd.  Japan 463,300 9,867
Haleon PLC  United States 2,751,593 13,923
Merck KGaA  Germany 59,187 8,496
Novartis AG  United States 131,066 18,105
Qiagen NV  United States 169,372 7,731
Roche Holding AG  United States 72,054 29,778
Terumo Corp.  Japan 269,800 3,931
Total 111,672
Industrials ( 18 .9% )
Atlas Copco AB - Class A  Sweden 532,169 9,534
Babcock International Group
PLC
United Kingdom 289,973 4,827
Daikin Industries, Ltd.  Japan 58,100 7,458
GEA Group AG  Germany 123,102 8,358
Hitachi, Ltd.  Japan 808,800 25,092
Legrand SA  France 82,354 12,238
Mitsubishi Electric Corp.  Japan 325,400 9,546
Mitsui & Co., Ltd.  Japan 350,700 10,365
MTU Aero Engines AG  Germany 30,085 12,549
Qantas Airways, Ltd.  Australia 553,111 3,816
RB Global, Inc.  Canada 66,175 6,813
Ryanair Holdings PLC, ADR  Italy 52,383 3,782
Schneider Electric SE  United States 94,385 25,871
Spirax Group PLC  United Kingdom 64,435 5,893
Taisei Corp.  Japan 82,500 7,821
Techtronic Industries Co., Ltd.  Hong Kong 566,500 6,508
Thales SA  France 35,373 9,554
Toyota Industries Corp.  Japan 42,700 4,849
Weir Group PLC  United Kingdom 179,445 6,849

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (98.4%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Wolters Kluwer NV  Netherlands 59,901 6,219
Total 187,942
Information Technology ( 10 .2% )
Amadeus IT Group SA  Spain 106,950 7,845
ASML Holding NV  Netherlands 14,795 15,815
Cadence Design Systems,
Inc. *
United States 27,488 8,592
Constellation Software, Inc.  Canada 3,748 9,015
Disco Corp.  Japan 6,900 2,128
FUJIFILM Holdings Corp.  Japan 195,300 4,173
Fujitsu, Ltd.  Japan 292,400 8,017
Keyence Corp.  Japan 20,400 7,391
Samsung Electronics Co., Ltd.  South Korea 112,650 9,389
SAP SE  Germany 6,066 1,484
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 342,189 16,717
Tokyo Electron, Ltd.  Japan 50,700 11,134
Total 101,700
Materials ( 7 .2% )
Akzo Nobel NV  Netherlands 84,407 5,862
Croda International PLC  United Kingdom 128,345 4,651
Glencore PLC * Australia 1,724,494 9,381
James Hardie Industries
PLC *
United States 261,296 5,365
Linde PLC  United States 36,989 15,772
Novozymes A/S - Class B  Denmark 77,397 4,957
Common Stocks (98.4%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Rio Tinto PLC  Australia 105,214 8,395
Shin-Etsu Chemical Co., Ltd.  Japan 251,500 7,821
Sika AG  Switzerland 24,021 4,923
Symrise AG  Germany 61,170 4,950
Total 72,077
Utilities ( 2 .7% )
APA Group  Australia 471,692 2,821
China Resources Gas Group,
Ltd.
China 846,000 2,456
CLP Holdings, Ltd.  Hong Kong 338,500 3,024
E.ON SE  Germany 338,167 6,411
National Grid PLC  United Kingdom 798,880 12,312
Total 27,024
Total Common Stocks (Cost: $765,347) 980,475
Warrants ( – % )
Information Technology ( – % )
Constellation Software,
Inc. *,Æ
Canada 5,207 –
Total –
Total Warrants (Cost: $–) –
Total Investments (98.4%) (Cost: $765,347)
@
980,475
Other Assets, Less Liabilities (1.6%) 15,699
Net Assets (100.0%) 996,174
Investments by Country of Risk as a Percentage of Net Assets:
Japan 20.6%
United States 16.8%
United Kingdom 12.1%
France 8.3%
Netherlands 6.3%
Germany 5.1%
Other 29.2%
Total
98.4%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $768,987 and the net unrealized appreciation of investments based on that cost was $211,488 which is comprised of $239,371 aggregate gross unrealized appreciation and
$27,883 aggregate gross unrealized depreciation.

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 13,755 $ 26,169 $ —
Consumer Staples 2,613 52,756 —
Financials 49,204 216,201 —
Industrials 10,595 177,347 —
Information Technology 17,607 84,093 —
Materials 15,772 56,305 —
All Others — 258,058 —
Warrants — — —
Total Assets:
$ 109,546 $ 870,929 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2025.

Schedule of Investments
December 31, 2025
International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 95 .7% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 5 .3% )
Cellnex Telecom SA  Spain 990,500 31,861
Deutsche Telekom AG  Germany 932,700 30,254
Liberty Global, Ltd. - Class A * Belgium 155,000 1,727
Liberty Global, Ltd. - Class C * Belgium 287,000 3,168
Millicom International Cellular
SA
Guatemala 309,600 17,164
NetEase, Inc., ADR  China 84,300 11,601
Sunrise Communications AG
- Class A *
Switzerland 83,334 4,460
Tencent Holdings, Ltd.  China 322,700 24,728
Total 124,963
Consumer Discretionary ( 10 .1% )
adidas AG  Germany 61,400 12,086
Alibaba Group Holding, Ltd.,
ADR
China 270,200 39,606
Booking Holdings, Inc.  United States 7,075 37,889
Coupang, Inc. * South Korea 1,317,900 31,089
Entain PLC  United Kingdom 1,762,500 18,149
Flutter Entertainment PLC * United Kingdom 24,400 5,247
JD.com, Inc., ADR  China 463,600 13,305
Kering SA  France 47,500 16,761
Ollamani SAB * Mexico 462,500 1,896
PDD Holdings, Inc., ADR * China 115,600 13,108
Prosus NV * China 308,800 19,073
Stellantis NV  United States 1,554,400 17,161
Yum China Holdings, Inc.  China 325,900 15,558
Total 240,928
Consumer Staples ( 7 .4% )
Anheuser-Busch InBev SA/NV  Belgium 523,000 33,556
Beiersdorf AG  Germany 171,000 18,818
Danone SA  France 278,600 25,138
Diageo PLC  United Kingdom 952,000 20,507
Imperial Brands PLC  United Kingdom 840,000 35,315
Reckitt Benckiser Group PLC  United Kingdom 288,000 23,317
Seven & i Holdings Co., Ltd.  Japan 371,100 5,329
Wal-Mart de Mexico SAB de
CV
Mexico 4,479,100 13,961
Total 175,941
Energy ( 5 .2% )
BP PLC  United States 2,522,000 14,640
Equinor ASA  Norway 208,500 4,929
Suncor Energy, Inc.  Canada 832,700 36,939
TC Energy Corp.  Canada 360,900 19,853
TotalEnergies SE  France 729,000 47,515
Total 123,876
Financials ( 24 .8% )
Aegon, Ltd.  United States 865,152 6,677
AIA Group, Ltd.  Hong Kong 3,137,200 32,224
Aon PLC  United States 79,200 27,948
Aviva PLC  United Kingdom 3,576,700 32,747
Axis Bank, Ltd.  India 2,619,600 37,082
Banco Santander SA  Spain 5,470,900 64,200
Barclays PLC  United Kingdom 10,502,800 66,672
Common Stocks (95.7%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
BNP Paribas SA  France 794,500 75,180
Brookfield Corp.  Canada 404,900 18,581
Credicorp, Ltd.  Peru 106,500 30,565
HDFC Bank, Ltd.  India 3,543,400 39,155
IndusInd Bank, Ltd. * India 687,731 6,612
Julius Baer Group, Ltd.  Switzerland 258,000 20,170
Prudential PLC  Hong Kong 2,732,873 42,166
UBS Group AG  Switzerland 1,250,200 57,793
Willis Towers Watson PLC  United States 70,100 23,035
XP, Inc. - Class A  Brazil 603,300 9,876
Total 590,683
Health Care ( 15 .3% )
Bayer AG  Germany 863,700 37,257
BioNTech SE, ADR * Germany 99,000 9,425
Fresenius Medical Care AG  Germany 546,728 26,194
GSK PLC  United States 2,912,800 71,584
Haleon PLC  United States 5,930,800 30,011
Koninklijke Philips NV  Netherlands 604,000 16,347
Novartis AG  United States 464,500 64,165
Olympus Corp.  Japan 864,000 11,006
Roche Holding AG  United States 120,300 49,716
Sanofi SA  United States 502,200 48,722
Total 364,427
Industrials ( 10 .4% )
Ashtead Group PLC  United Kingdom 543,200 37,060
Daikin Industries, Ltd.  Japan 142,000 18,229
Deutsche Post AG  Germany 546,200 29,917
Johnson Controls
International PLC
United States 634,100 75,933
Mitsubishi Electric Corp.  Japan 951,500 27,914
Nidec Corp.  Japan 983,200 13,314
Schneider Electric SE  United States 74,100 20,311
Smiths Group PLC  United Kingdom 750,737 23,657
Total 246,335
Information Technology ( 8 .4% )
Brother Industries, Ltd.  Japan 319,000 6,364
Infineon Technologies AG  Germany 875,500 38,792
Kyocera Corp.  Japan 1,141,000 16,018
Murata Manufacturing Co.,
Ltd.
Japan 847,500 17,594
SK Hynix, Inc.  South Korea 13,800 6,249
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 1,606,400 78,478
TE Connectivity PLC  Switzerland 159,600 36,311
Total 199,806
Materials ( 7 .7% )
Akzo Nobel NV  Netherlands 532,100 36,956
Amrize, Ltd. * United States 208,900 11,380
Cemex SAB de CV, ADR  Mexico 2,822,605 32,432
Glencore PLC * Australia 5,947,412 32,352
Holcim, Ltd. * United States 182,500 17,891
International Flavors &
Fragrances, Inc.
United States 308,800 20,810

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (95.7%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Linde PLC  United States 51,600 22,002
Mitsubishi Chemical Group
Corp.
Japan 1,687,000 9,853
Total 183,676
Real Estate ( 1 .1% )
CK Asset Holdings, Ltd.  Hong Kong 1,866,900 9,404
Daito Trust Construction Co.,
Ltd.
Japan 488,000 9,307
Hang Lung Group, Ltd.  Hong Kong 3,500,000 6,849
Total 25,560
Utilities ( 0 .0% )
The Kansai Electric Power
Co., Inc.
Japan 500 8
Total 8
Total Common Stocks (Cost: $1,755,210) 2,276,203
Preferred Stocks ( 2 .9% ) Country Shares/ Par
+
Value
$ (000's)
Financials ( 2 .2% )
Itau Unibanco Holding SA Brazil 7,411,262 53,124
Total 53,124
Information Technology ( 0 .7% )
Samsung Electronics Co., Ltd. South Korea 273,000 16,754
Total 16,754
Total Preferred Stocks (Cost: $42,854) 69,878
Total Investments (98.6%) (Cost: $1,798,064)
@
2,346,081
Other Assets, Less Liabilities (1.4%) 32,931
Net Assets (100.0%) 2,379,012
Investments by Country of Risk as a Percentage of Net Assets:
United States 23.5%
United Kingdom 11.0%
Germany 8.5%
France 6.9%
China 5.8%
Japan 5.7%
Other 37.2%
Total
98.6%
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CNH 13,948 2,001 1/15/26 $ — $ (63) $ (63)
Sell       Barclays Bank PLC CNH 21,666 3,108 1/15/26 — (74) (74)
Sell       HSBC Bank USA CNH 13,900 1,994 1/15/26 — (62) (62)
Sell       Standard Chartered Bank CNH 10,834 1,554 1/15/26 — (41) (41)
Sell       Barclays Bank PLC CNH 22,649 3,252 1/30/26 — (50) (50)
Sell       UBS AG CNH 22,648 3,251 1/30/26 — (50) (50)
Sell       HSBC Bank USA CNH 34,156 4,905 2/5/26 — (89) (89)
Sell       Morgan Stanley And Co.
International PLC
CNH 23,142 3,324 2/5/26 — (81) (81)
Sell       HSBC Bank USA CNH 10,076 1,448 2/12/26 — (41) (41)
Sell       JP Morgan Chase Bank NA CNH 6,718 965 2/12/26 — (28) (28)
Sell       UBS AG CNH 10,077 1,448 2/12/26 — (41) (41)
Sell       Citibank NA CNH 47,322 6,811 3/13/26 — (124) (124)
Sell       HSBC Bank USA CNH 23,495 3,381 3/13/26 — (57) (57)
Sell       UBS AG CNH 47,322 6,811 3/13/26 — (142) (142)
Sell       HSBC Bank USA CNH 37,533 5,404 3/20/26 — (95) (95)
Sell       UBS AG CNH 18,768 2,702 3/20/26 — (45) (45)
Sell       Bank of America NA CNH 10,129 1,460 4/17/26 — (21) (21)
Sell       Citibank NA CNH 5,071 731 4/17/26 — (9) (9)
Sell       UBS AG CNH 58,370 8,417 4/17/26 — (232) (232)
Sell       HSBC Bank USA CNH 22,611 3,262 4/24/26 — (50) (50)
Sell       HSBC Bank USA CNH 36,375 5,253 5/15/26 — (55) (55)

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       State Street Bank And Trust
Company
CNH 12,125 1,746 5/15/26 $ — $ (17) $ (17)
Sell       Bank of America NA CNH 10,566 1,527 5/22/26 — (23) (23)
Sell       HSBC Bank USA CNH 21,103 3,049 5/22/26 — (46) (46)
Sell       State Street Bank And Trust
Company
CNH 10,553 1,520 5/22/26 — (18) (18)
Sell       HSBC Bank USA CNH 47,404 6,856 6/12/26 — (83) (83)
Sell       JP Morgan Chase Bank NA CNH 23,699 3,428 6/12/26 — (42) (42)
Sell       Bank of America NA CNH 8,339 1,207 6/26/26 — (16) (16)
Sell       HSBC Bank USA CNH 29,578 4,281 6/26/26 — (53) (53)
Sell       JP Morgan Chase Bank NA CNH 14,822 2,145 6/26/26 — (26) (26)
Sell       HSBC Bank USA CNH 13,599 1,970 7/10/26 — (25) (25)
Sell       JP Morgan Chase Bank NA CNH 13,617 1,972 7/10/26 — (26) (26)
Sell       HSBC Bank USA CNH 13,829 2,004 7/17/26 — (28) (28)
Sell       UBS AG CNH 27,591 3,998 7/17/26 — (55) (55)
Sell       HSBC Bank USA CNH 196 28 8/14/26 — — π — π
Sell       UBS AG CNH 224 32 8/14/26 — — π — π
Sell       Bank of America NA CNH 8,333 1,211 9/11/26 — (15) (15)
Sell       Goldman Sachs Bank USA CNH 8,333 1,211 9/11/26 — (16) (16)
Sell       UBS AG CNH 16,690 2,425 9/11/26 — (31) (31)
Sell       Citibank NA CNH 24,833 3,608 9/18/26 — (48) (48)
Sell       HSBC Bank USA CNH 12,417 1,804 9/18/26 — (24) (24)
Sell       Morgan Stanley And Co.
International PLC
CNH 12,417 1,804 9/18/26 — (24) (24)
Sell       Barclays Bank PLC CNH 5,512 802 10/16/26 — (15) (15)
Sell       UBS AG CNH 16,537 2,406 10/16/26 — (45) (45)
Sell       Citibank NA CNH 12,332 1,796 11/6/26 — (27) (27)
Sell       JP Morgan Chase Bank NA CNH 7,668 1,117 11/6/26 — (17) (17)
Sell       Citibank NA CNH 18,869 2,752 12/11/26 — (29) (29)
Buy       UBS AG TWD 29,000 923 1/5/26 — (5) (5)
Buy       UBS AG TWD 21,000 668 1/8/26 — (2) (2)
Buy       Citibank NA TWD 23,000 732 1/9/26 — (4) (4)
Buy       Citibank NA TWD 14,725 469 1/15/26 — (3) (3)
Buy       Bank of America NA TWD 22,333 711 1/16/26 — (4) (4)
Buy       Citibank NA TWD 29,000 924 1/16/26 — (6) (6)
Buy       JP Morgan Chase Bank NA TWD 44,667 1,422 1/16/26 — (6) (6)
Buy       State Street Bank And Trust
Company
TWD 17,500 557 1/16/26 — (3) (3)
Buy       UBS AG TWD 22,000 701 1/16/26 — (1) (1)
Buy       Citibank NA TWD 22,000 701 1/20/26 — (2) (2)
Buy       State Street Bank And Trust
Company
TWD 51,407 1,637 1/20/26 9 — 9
Buy       State Street Bank And Trust
Company
TWD 23,000 733 1/22/26 5 — 5
Buy       State Street Bank And Trust
Company
TWD 24,000 765 1/23/26 6 — 6
Buy       State Street Bank And Trust
Company
TWD 35,932 1,145 1/26/26 9 — 9
Buy       Citibank NA TWD 24,725 789 2/6/26 — (2) (2)
Buy       Standard Chartered Bank TWD 6,000 191 2/6/26 — (1) (1)
Buy       UBS AG TWD 20,000 638 2/6/26 — (4) (4)
Buy       Citibank NA TWD 43,033 1,373 2/13/26 — (8) (8)
Buy       Citibank NA TWD 70,407 2,248 2/26/26 4 (3) 1
Buy       JP Morgan Chase Bank NA TWD 67,000 2,140 3/6/26 — (5) (5)
Buy       Morgan Stanley And Co.
International PLC
TWD 11,000 352 3/13/26 1 — 1
Buy       Citibank NA TWD 24,000 775 9/11/26 13 — 13

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       State Street Bank And Trust
Company
TWD 12,932 418 9/11/26 $ 5 $ — $ 5
Buy       UBS AG TWD 23,000 743 9/11/26 12 — 12
Buy       Citibank NA TWD 48,000 1,551 9/18/26 27 — 27
Sell       Citibank NA TWD 29,000 923 1/5/26 5 — 5
Sell       Citibank NA TWD 21,000 669 1/8/26 2 — 2
Sell       Citibank NA TWD 23,000 732 1/9/26 4 — 4
Sell       Citibank NA TWD 14,725 469 1/15/26 4 — 4
Sell       Bank of America NA TWD 23,242 740 1/16/26 — π — — π
Sell       Citibank NA TWD 11,000 350 1/16/26 — π — — π
Sell       HSBC Bank USA TWD 23,258 741 1/16/26 1 — 1
Sell       JP Morgan Chase Bank NA TWD 67,000 2,134 1/16/26 9 — 9
Sell       Morgan Stanley And Co.
International PLC
TWD 11,000 350 1/16/26 — π — — π
Sell       Citibank NA TWD 73,407 2,338 1/20/26 2 (10) (8)
Sell       Citibank NA TWD 23,000 733 1/22/26 — (5) (5)
Sell       Citibank NA TWD 24,000 765 1/23/26 — (6) (6)
Sell       State Street Bank And Trust
Company
TWD 12,932 412 1/26/26 — (1) (1)
Sell       UBS AG TWD 23,000 733 1/26/26 — (6) (6)
Sell       Citibank NA TWD 24,500 781 2/6/26 — π — — π
Sell       HSBC Bank USA TWD 26,225 836 2/6/26 10 — 10
Sell       Citibank NA TWD 43,033 1,374 2/13/26 121 — 121
Sell       Bank of America NA TWD 25,480 814 2/26/26 1 — 1
Sell       HSBC Bank USA TWD 44,927 1,435 2/26/26 4 (10) (6)
Sell       HSBC Bank USA TWD 25,557 817 3/6/26 — (16) (16)
Sell       JP Morgan Chase Bank NA TWD 25,561 817 3/6/26 — (18) (18)
Sell       State Street Bank And Trust
Company
TWD 25,560 817 3/6/26 — (15) (15)
Sell       Bank of America NA TWD 15,998 511 3/13/26 53 — 53
Sell       Citibank NA TWD 39,151 1,252 3/13/26 168 — 168
Sell       Goldman Sachs Bank USA TWD 16,001 512 3/13/26 52 — 52
Sell       Citibank NA TWD 53,368 1,706 3/20/26 — (48) (48)
Sell       HSBC Bank USA TWD 53,368 1,706 3/20/26 — (49) (49)
Sell       Citibank NA TWD 13,697 438 3/27/26 — (12) (12)
Sell       JP Morgan Chase Bank NA TWD 25,476 815 3/27/26 4 — 4
Sell       UBS AG TWD 13,697 438 3/27/26 — (16) (16)
Sell       HSBC Bank USA TWD 36,350 1,165 4/17/26 109 (1) 108
Sell       JP Morgan Chase Bank NA TWD 13,200 423 4/17/26 — (1) (1)
Sell       UBS AG TWD 26,225 840 4/17/26 14 — 14
Sell       HSBC Bank USA TWD 75,600 2,423 4/24/26 142 — 142
Sell       UBS AG TWD 86,067 2,760 5/15/26 268 — 268
Sell       Citibank NA TWD 24,665 792 5/22/26 93 — 93
Sell       HSBC Bank USA TWD 49,338 1,584 5/22/26 181 — 181
Sell       HSBC Bank USA TWD 23,181 744 5/29/26 113 — 113
Sell       JP Morgan Chase Bank NA TWD 23,145 743 5/29/26 104 — 104
Sell       UBS AG TWD 23,124 743 5/29/26 111 — 111
Sell       JP Morgan Chase Bank NA TWD 22,716 730 6/5/26 94 — 94
Sell       UBS AG TWD 68,164 2,190 6/5/26 292 — 292
Sell       HSBC Bank USA TWD 11,000 354 6/12/26 37 — 37
Sell       UBS AG TWD 21,999 708 6/12/26 76 — 76
Sell       JP Morgan Chase Bank NA TWD 20,648 664 6/26/26 84 — 84
Sell       UBS AG TWD 61,852 1,989 6/26/26 246 — 246
Sell       Citibank NA TWD 21,770 701 7/10/26 35 — 35
Sell       Bank of America NA TWD 23,988 773 7/17/26 93 — 93
Sell       Barclays Bank PLC TWD 24,000 773 7/17/26 94 — 94
Sell       Citibank NA TWD 24,000 773 7/17/26 90 — 90

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       HSBC Bank USA TWD 24,012 773 7/17/26 $ 92 $ — $ 92
Sell       Citibank NA TWD 35,250 1,136 7/24/26 95 — 95
Sell       Standard Chartered Bank TWD 22,248 717 7/24/26 67 — 67
Sell       Citibank NA TWD 91,002 2,934 8/7/26 227 — 227
Sell       HSBC Bank USA TWD 28,250 912 8/28/26 47 — 47
Sell       Standard Chartered Bank TWD 28,250 912 8/28/26 48 — 48
Sell       Bank of America NA TWD 21,493 694 9/11/26 47 — 47
Sell       Citibank NA TWD 21,500 695 9/11/26 50 — 50
Sell       UBS AG TWD 43,007 1,389 9/11/26 96 — 96
Sell       Bank of America NA TWD 23,000 743 9/18/26 58 — 58
Sell       Citibank NA TWD 23,000 743 9/18/26 57 — 57
Sell       State Street Bank And Trust
Company
TWD 23,000 743 9/18/26 51 — 51
Sell       Barclays Bank PLC TWD 12,248 397 11/13/26 10 — 10
$ 3,752 $ (2,472) $ 1,280
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 3,752 — $ 3,752 $ (2,472) — — $ (2,472)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,816,045 and the net unrealized appreciation of investments based on that cost was $531,317 which is comprised of $623,919 aggregate gross unrealized appreciation and
$92,602 aggregate gross unrealized depreciation.
π Amount is less than one thousand.

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 33,660 $ 91,303 $ —
Consumer Discretionary 157,698 83,230 —
Consumer Staples 13,961 161,980 —
Energy 56,792 67,084 —
Financials 110,005 480,678 —
Health Care 9,425 355,002 —
Industrials 75,933 170,402 —
Information Technology 36,311 163,495 —
Materials 75,244 108,432 —
All Others — 25,568 —
Preferred Stocks — 69,878 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 3,752 —
Total Assets:
$ 569,029 $ 1,780,804 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (2,472) —
Total Liabilities:
$ — $ (2,472) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 93.8% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services (10.9%)
Bharti Airtel, Ltd.  India 834,862 19,585
Telkom Indonesia Persero
Tbk PT
Indonesia 100,346,000 20,871
Tencent Holdings, Ltd.  China 1,319,600 101,117
Total 141,573
Consumer Discretionary (11.0%)
Alibaba Group Holding, Ltd.  China 3,212,300 58,790
ANTA Sports Products, Ltd.  China 1,183,800 12,228
Indian Hotels Co., Ltd.  India 1,813,239 14,901
Mahindra & Mahindra, Ltd.  India 484,798 20,010
Midea Group Co., Ltd.
- Class H
China 1,736,000 18,911
Trip.com Group, Ltd.  China 245,900 17,639
Total 142,479
Consumer Staples (2.9%)
Giant Biogene Holding Co.,
Ltd.
China 2,089,000 8,904
Kweichow Moutai Co., Ltd. -
Class A
China 53,573 10,550
Raia Drogasil SA  Brazil 2,184,979 9,372
Zabka Group SA * Poland 1,425,551 9,082
Total 37,908
Energy (0.6%)
NAC Kazatomprom JSC,
GDR
Kazakhstan 139,750 7,798
Total 7,798
Financials (24.2%)
Abu Dhabi Islamic Bank PJSC  United Arab
Emirates
3,520,206 19,899
AIA Group, Ltd.  Hong Kong 1,472,600 15,126
Al Rajhi Bank  Saudi Arabia 915,356 23,795
Bank Negara Indonesia
Persero Tbk PT
Indonesia 90,318,500 23,667
China Merchants Bank Co.,
Ltd. - Class H
China 2,916,000 19,720
Cholamandalam Investment
and Finance Co., Ltd.
India 993,802 18,779
Grupo Financiero Banorte
SAB de CV
Mexico 1,327,153 12,303
HDFC Bank, Ltd.  India 4,738,238 52,358
Itausa SA  -  Preference
Shares
Brazil 8,873,981 18,879
Kaspi.KZ Joint Stock Co.,
ADR *
Kazakhstan 77,564 6,060
National Bank of Greece SA  Greece 1,185,843 18,062
Nu Holdings, Ltd. - Class A * Brazil 1,115,529 18,674
PICC Property & Casualty
Co., Ltd. - Class H
China 6,483,900 13,594
Sanlam, Ltd.  South Africa 2,370,818 14,076
Sberbank of Russia PJSC *,Æ Russia 1,471,064 –
SBI Life Insurance Co., Ltd.  India 861,837 19,482
Common Stocks (93.8%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Shinhan Financial Group Co.,
Ltd.
South Korea 370,300 19,761
Total 314,235
Health Care (1.9%)
J.B. Chemicals &
Pharmaceuticals, Ltd.
India 286,065 5,784
Shenzhen Mindray Bio-
Medical Electronics Co.,
Ltd. - Class A
China 162,215 4,421
Torrent Pharmaceuticals, Ltd.  India 340,505 14,585
Total 24,790
Industrials (8.6%)
Contemporary Amperex
Technology Co., Ltd.
- Class A
China 541,749 28,362
Grupo Aeroportuario del
Sureste SAB de CV
- Class B
Mexico 358,597 11,534
Havells India, Ltd.  India 358,864 5,684
HD Hyundai Electric Co., Ltd.  South Korea 23,651 12,725
HD Korea Shipbuilding &
Offshore Engineering Co.,
Ltd.
South Korea 45,466 12,853
InPost SA * Poland 401,310 4,916
NARI Technology Co., Ltd. -
Class A
China 3,495,098 11,225
Samsung C&T Corp. * South Korea 75,443 12,428
Techtronic Industries Co., Ltd.  Hong Kong 1,067,500 12,264
Total 111,991
Information Technology (24.1%)
Accton Technology Corp.  Taiwan 388,000 14,533
ASE Technology Holding Co.,
Ltd.
Taiwan 1,589,000 12,597
Delta Electronics, Inc.  Taiwan 557,000 16,948
MediaTek, Inc.  Taiwan 464,000 21,024
NAURA Technology Group
Co., Ltd.
China 272,005 17,807
SK Hynix, Inc.  South Korea 86,762 39,288
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 3,317,290 162,061
Tata Consultancy Services,
Ltd.
India 403,686 14,431
Xiaomi Corp. - Class B * China 2,927,600 14,776
Total 313,465
Materials (5.9%)
Grupo Mexico SAB de CV  Mexico 5,164,428 48,763
Rio Tinto PLC  Australia 164,369 13,114
UltraTech Cement, Ltd.  India 110,064 14,419
Total 76,296

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (93.8%) Country Shares/ Par
+
Value
$ (000’s)
Real Estate (2.8%)
Aldar Properties PJSC  United Arab
Emirates
4,928,822 11,676
China Resources Land, Ltd.  China 2,490,000 8,673
Godrej Properties, Ltd. * India 366,064 8,165
Multiplan Empreendimentos
Imobiliarios SA
Brazil 1,676,162 8,308
Total 36,822
Utilities (0.9%)
NTPC, Ltd.  India 3,223,684 11,815
Total 11,815
Total Common Stocks (Cost: $894,491) 1,219,172
Preferred Stocks ( 5.5% ) Country Shares/ Par
+
Value
$ (000's)
Information Technology (5.5%)
Samsung Electronics Co., Ltd. South Korea 1,153,243 70,773
Total 70,773
Total Preferred Stocks (Cost: $48,077) 70,773
Total Investments (99.3%) (Cost: $942,568)
@
1,289,945
Other Assets, Less Liabilities (0.7%) 9,156
Net Assets (100.0%) 1,299,101
Investments by Country of Risk as a Percentage of Net Assets:
China 26.7%
Taiwan 17.5%
India 16.9%
South Korea 12.9%
Mexico 5.6%
Other 19.7%
Total
99.3%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $952,545 and the net unrealized appreciation of investments based on that cost was $337,399 which is comprised of $375,436 aggregate gross unrealized appreciation and
$38,037 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Energy $ 7,798 $ — $ —
Financials 37,037 277,198 —
Industrials 11,534 100,457 —
Materials 48,763 27,533 —
All Others — 708,852 —
Preferred Stocks — 70,773 —
Total Assets:
$ 105,132 $ 1,184,813 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2025.

Schedule of Investments
December 31, 2025
Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments ( 100 .1% ) Shares/ Par
+
Value
$ (000's)
Repurchase Agreements ( 41 .0% )
Tri-Party Bank of Montreal, 3.840%,
1/2/26 (Purchased on 12/31/25, to be
repurchased at $25,005,333, collateralized
by various US Treasury obligations,
0.000% to 0.000%, due from 2/12/2026
to 3/26/2026, aggregate par and fair
value of $25,632,600 and $25,500,099,
respectively) 25,000,000 25,000
Tri-Party Bank of Nova Scotia, 3.820%,
1/2/26 (Purchased on 12/31/25, to be
repurchased at $5,001,061, collateralized
by various US Treasury obligations,
0.000% to 5.000%, due from 4/14/2026 to
5/15/2045, aggregate par and fair value of
$5,055,329 and $5,101,152, respectively) 5,000,000 5,000
Tri-Party BNP Paribas, 3.820%, 1/2/26
(Purchased on 12/31/25, to be
repurchased at $10,002,122, collateralized
by various US Treasury obligations,
0.000% to 4.500%, due from 6/30/2031 to
2/15/2054, aggregate par and fair value of
$9,976,614 and $10,200,005, respectively) 10,000,000 10,000
Tri-Party BNP Paribas, 3.830%,
1/2/26 (Purchased on 12/31/25, to
be repurchased at $10,002,128,
collateralized by various US government
sponsored agency obligations, 2.000%
to 8.000%, due from 12/20/2034 to
4/20/2065, aggregate par and fair
value of $10,040,666 and $10,199,995,
respectively) 10,000,000 10,000
Tri-Party Citigroup Global Markets, Inc.,
3.820%, 1/2/26 (Purchased on 12/31/25,
to be repurchased at $10,002,122,
collateralized by various US Treasury
obligations, 3.375% to 4.125%, due
from 8/15/2027 to 9/30/2027, aggregate
par and fair value of $10,091,246 and
$10,199,946, respectively) 10,000,000 10,000
Tri-Party Citigroup Global Markets, Inc.,
3.830%, 1/2/26 (Purchased on 12/31/25,
to be repurchased at $10,002,128,
collateralized by various US Treasury
obligations, 0.500% to 6.375%, due
from 2/15/2026 to 8/15/2027, aggregate
par and fair value of $10,219,086 and
$10,200,172, respectively) 10,000,000 10,000
Tri-Party Goldman Sachs Group LP,
3.840%, 1/2/26 (Purchased on 12/31/25,
to be repurchased at $25,005,333,
collateralized by various US government
sponsored agency obligations, 3.000%
to 6.500%, due from 7/20/2038 to
12/20/2055, aggregate par and fair
value of $26,476,056 and $25,500,000,
respectively) 25,000,000 25,000
Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Tri-Party Mitsubishi UFJ, 3.830%,
1/2/26 (Purchased on 12/31/25, to
be repurchased at $25,005,319,
collateralized by various US government
sponsored agency obligations, 2.500%
to 7.500%, due from 12/20/2028 to
7/20/2054, aggregate par and fair
value of $26,018,708 and $25,500,000,
respectively) 25,000,000 25,000
Tri-Party Mizuho Securities, 3.840%,
1/2/26 (Purchased on 12/31/25, to
be repurchased at $30,006,400,
collateralized by US Treasury Note,
4.000%, due 2/15/2034, par and fair
value of $30,586,932 and $30,600,085,
respectively) 30,000,000 30,000
Tri-Party Natixis S.A., 3.840%, 1/2/26
(Purchased on 12/31/25, to be
repurchased at $30,006,400, collateralized
by various US Treasury obligations,
0.000% to 4.375%, due from 3/19/2026
to 2/15/2049, aggregate par and fair
value of $32,445,624 and $30,600,072,
respectively) 30,000,000 30,000
Tri-Party TD Securities, 3.830%, 1/2/26
(Purchased on 12/31/25, to be
repurchased at $25,005,319, collateralized
by various US Treasury obligations,
2.875% to 3.500%, due from 9/30/2029
to 5/15/2052, aggregate par and fair
value of $26,001,360 and $25,500,038,
respectively) 25,000,000 25,000
Total 205,000
US Government & Agencies ( 59 .1% )
Federal Farm Credit Bank, 3.720%, (US
SOFR plus 0.010%), 6/5/26 295,000 295
Federal Farm Credit Bank, 3.730%, (US
SOFR plus 0.020%), 2/27/26 2,100,000 2,100
Federal Farm Credit Bank, 3.745%, (US
SOFR plus 0.035%), 11/19/26 182,000 182
Federal Farm Credit Bank, 3.750%, (US
SOFR plus 0.040%), 10/20/26 3,100,000 3,100
Federal Farm Credit Bank, 3.750%, (US
SOFR plus 0.040%), 1/20/27 1,345,000 1,345
Federal Farm Credit Bank, 3.750%, (US
SOFR plus 0.040%), 2/16/27 4,115,000 4,115
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.045%), 11/6/26 905,000 905
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.045%), 3/15/27 715,000 715
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.045%), 4/19/27 210,000 210
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.045%), 5/24/27 630,000 630
Federal Farm Credit Bank, 3.775%, (US
SOFR plus 0.065%), 3/5/27 4,930,000 4,930

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 3.775%, (US
SOFR plus 0.065%), 3/26/27 470,000 470
Federal Farm Credit Bank, 3.785%, (US
SOFR plus 0.075%), 2/1/27 1,200,000 1,200
Federal Farm Credit Bank, 3.790%, (US
SOFR plus 0.080%), 11/23/27 150,000 150
Federal Farm Credit Bank, 3.795%, (US
SOFR plus 0.085%), 1/27/27 443,000 443
Federal Farm Credit Bank, 3.810%, (US
SOFR plus 0.100%), 6/24/26 300,000 300
Federal Farm Credit Bank, 3.810%, (US
SOFR plus 0.100%), 6/26/26 805,000 805
Federal Farm Credit Bank, 3.820%, (US
SOFR plus 0.110%), 11/19/27 455,000 455
Federal Farm Credit Bank, 3.840%, (US
SOFR plus 0.130%), 10/22/27 256,000 256
Federal Farm Credit Bank, 3.845%, (US
SOFR plus 0.135%), 10/15/26 4,100,000 4,100
Federal Farm Credit Bank, 3.845%, (US
SOFR plus 0.135%), 12/23/26 400,000 400
Federal Farm Credit Bank, 3.850%, (US
SOFR plus 0.140%), 12/30/26 300,000 300
Federal Farm Credit Bank, 3.867%, (US
Treasury 3 Month Bill Money Market Yield
plus 0.265%), 10/16/26 2,200,000 2,200
Federal Home Loan Bank, 0.000%, 2/3/26 947,000 944
Federal Home Loan Bank, 0.000%, 2/13/26 576,000 574
Federal Home Loan Bank, 0.000%, 3/3/26 2,315,000 2,301
Federal Home Loan Bank, 0.000%, 3/12/26 3,550,000 3,525
Federal Home Loan Bank, 0.000%, 4/17/26 4,390,000 4,344
Federal Home Loan Bank, 3.500%, 1/11/27 3,400,000 3,394
Federal Home Loan Bank, 3.710%, (US
SOFR), 1/13/26 2,350,000 2,350
Federal Home Loan Bank, 3.710%, (US
SOFR), 3/20/26 500,000 500
Federal Home Loan Bank, 3.710%, (US
SOFR), 4/17/26 570,000 570
Federal Home Loan Bank, 3.710%, (US
SOFR), 6/22/26 575,000 575
Federal Home Loan Bank, 3.710%, (US
SOFR), 6/25/26 575,000 575
Federal Home Loan Bank, 3.715%, (US
SOFR plus 0.005%), 4/7/26 1,200,000 1,200
Federal Home Loan Bank, 3.715%, (US
SOFR plus 0.005%), 5/5/26 1,135,000 1,135
Federal Home Loan Bank, 3.715%, (US
SOFR plus 0.005%), 7/21/26 1,150,000 1,150
Federal Home Loan Bank, 3.715%, (US
SOFR plus 0.005%), 7/24/26 1,150,000 1,150
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 2/17/26 600,000 600
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 5/20/26 500,000 500
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 6/2/26 1,135,000 1,135
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 8/19/26 575,000 575
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 8/21/26 4,025,000 4,025
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.010%), 8/24/26 575,000 575
Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 3.725%, (US
SOFR plus 0.015%), 6/18/26 1,140,000 1,140
Federal Home Loan Bank, 3.730%, (US
SOFR plus 0.020%), 7/17/26 1,140,000 1,140
Federal Home Loan Bank, 3.740%, (US
SOFR plus 0.030%), 4/17/26 1,200,000 1,200
Federal Home Loan Bank, 3.740%, (US
SOFR plus 0.030%), 6/30/26 590,000 590
Federal Home Loan Bank, 3.740%, (US
SOFR plus 0.030%), 7/2/26 1,295,000 1,295
Federal Home Loan Bank, 3.740%, (US
SOFR plus 0.030%), 1/4/27 500,000 500
Federal Home Loan Bank, 3.775%, (US
SOFR plus 0.065%), 3/25/27 1,030,000 1,030
Federal Home Loan Bank, 3.800%, (US
SOFR plus 0.025%), 6/4/26 1,200,000 1,200
Federal Home Loan Bank, 3.805%, (US
SOFR plus 0.095%), 2/25/27 1,195,000 1,195
Federal Home Loan Bank, 3.810%, (US
SOFR plus 0.100%), 6/26/26 2,230,000 2,230
Federal Home Loan Bank, 3.810%, (US
SOFR plus 0.100%), 3/18/27 1,275,000 1,275
Federal Home Loan Bank, 3.920%, (US
SOFR plus 0.150%), 4/2/27 870,000 870
Federal Home Loan Mortgage Corp.,
3.825%, (US SOFR plus 0.115%), 5/5/27 800,000 800
Federal Home Loan Mortgage Corp.,
3.850%, (US SOFR plus 0.140%), 9/23/26 1,300,000 1,300
Federal National Mortgage Association,
3.830%, (US SOFR plus 0.120%), 7/29/26 4,310,000 4,310
Federal National Mortgage Association,
3.845%, (US SOFR plus 0.135%), 8/21/26 1,450,000 1,450
Federal National Mortgage Association,
3.850%, (US SOFR plus 0.140%),
10/23/26 1,510,000 1,510
Federal National Mortgage Association,
3.850%, (US SOFR plus 0.140%),
11/20/26 2,000,000 2,000
Federal National Mortgage Association,
3.850%, (US SOFR plus 0.140%),
12/11/26 1,900,000 1,900
US Treasury, 0.000%, 1/2/26 4,785,000 4,784
US Treasury, 0.000%, 1/22/26 863,000 861
US Treasury, 0.000%, 1/29/26 1,000,000 997
US Treasury, 0.000%, 2/3/26 7,738,000 7,711
US Treasury, 0.000%, 2/5/26 6,349,000 6,324
US Treasury, 0.000%, 2/10/26 5,677,100 5,653
US Treasury, 0.000%, 2/12/26 7,900,000 7,864
US Treasury, 0.000%, 2/17/26 7,142,000 7,108
US Treasury, 0.000%, 2/19/26 789,000 785
US Treasury, 0.000%, 2/24/26 1,971,000 1,960
US Treasury, 0.000%, 2/26/26 3,545,000 3,523
US Treasury, 0.000%, 3/3/26 200,000 199
US Treasury, 0.000%, 3/5/26 15,239,000 15,136
US Treasury, 0.000%, 3/10/26 5,790,000 5,749
US Treasury, 0.000%, 3/12/26 1,252,000 1,243
US Treasury, 0.000%, 3/17/26 176,000 175
US Treasury, 0.000%, 3/19/26 5,832,000 5,786
US Treasury, 0.000%, 3/24/26 1,438,000 1,426
US Treasury, 0.000%, 3/31/26 5,095,000 5,048
US Treasury, 0.000%, 4/2/26 1,990,000 1,971

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury, 0.000%, 4/7/26 2,660,000 2,634
US Treasury, 0.000%, 4/9/26 2,966,000 2,936
US Treasury, 0.000%, 4/16/26 5,752,000 5,690
US Treasury, 0.000%, 4/21/26 2,230,000 2,206
US Treasury, 0.000%, 4/23/26 5,085,000 5,027
US Treasury, 0.000%, 4/30/26 9,051,000 8,942
US Treasury, 0.000%, 5/14/26 4,258,500 4,197
US Treasury, 0.000%, 5/28/26 7,802,000 7,685
US Treasury, 0.000%, 6/4/26 10,535,000 10,371
US Treasury, 0.000%, 6/11/26 4,551,600 4,473
US Treasury, 0.000%, 6/18/26 2,310,000 2,272
US Treasury, 0.000%, 6/25/26 8,970,500 8,819
US Treasury, 0.000%, 7/2/26 415,000 408
US Treasury, 0.000%, 8/6/26 454,000 444
US Treasury, 0.000%, 9/3/26 8,927,000 8,705
US Treasury, 0.000%, 12/24/26 3,796,800 3,670
US Treasury, 0.375%, 1/31/26 600,000 598
US Treasury, 0.500%, 2/28/26 300,000 298
US Treasury, 0.875%, 6/30/26 240,000 236
US Treasury, 1.625%, 5/15/26 800,000 793
US Treasury, 2.375%, 4/30/26 270,000 269
US Treasury, 3.700%, (US Treasury 3 Month
Bill Money Market Yield plus 0.098%),
1/31/27 10,400,000 10,400
US Treasury, 3.752%, (US Treasury 3 Month
Bill Money Market Yield plus 0.150%),
4/30/26 7,300,000 7,300
US Treasury, 3.784%, (US Treasury 3 Month
Bill Money Market Yield plus 0.182%),
7/31/26 4,610,000 4,609
US Treasury, 3.792%, (US Treasury 3 Month
Bill Money Market Yield plus 0.190%),
10/31/27 8,745,000 8,751
US Treasury, 3.807%, (US Treasury 3 Month
Bill Money Market Yield plus 0.205%),
10/31/26 8,550,000 8,550
US Treasury, 4.125%, 10/31/26 227,000 228
US Treasury, 4.250%, 11/30/26 176,000 177
US Treasury, 4.625%, 2/28/26 400,000 400
US Treasury, 4.625%, 6/30/26 1,760,000 1,764
Total 295,393
Total Money Market Investments (Cost: $500,393) 500,393
Total Investments (100.1%) (Cost: $500,393) 500,393
Other Assets, Less Liabilities (-0.1%) (361)
Net Assets (100.0%) 500,032
+ All par is stated in U.S. Dollar unless otherwise noted.

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Short-Term Investments $ — $ 500,393 $ —
Total Assets:
$ — $ 500,393 $ —

Schedule of Investments
December 31, 2025
Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 40.9% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (1.2%)
Celanese US Holdings LLC
1.400%, 8/5/26 445,000 438
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 § 870,000 826
3.625%, 8/1/27 § 200,000 198
Freeport-McMoRan, Inc.
4.125%, 3/1/28 153,000 153
4.375%, 8/1/28 95,000 95
5.250%, 9/1/29 180,000 183
Ma'aden Sukuk, Ltd.  144A  144A
5.250%, 2/13/30 144A 710,000 728
5.250%, 2/13/30 § 230,000 236
MEGlobal BV
2.625%, 4/28/28 § 420,000 403
Nutrien , Ltd.
4.900%, 3/27/28 240,000 244
The Sherwin-Williams Co.
4.550%, 3/1/28 440,000 445
Steel Dynamics, Inc.
4.000%, 12/15/28 985,000 984
Total 4,933
Communications (2.3%)
AT&T, Inc.
4.100%, 2/15/28 205,000 205
Comcast Corp.
4.150%, 10/15/28 235,000 236
Cox Communications, Inc.  144A  144A
3.350%, 9/15/26 144A 235,000 234
3.500%, 8/15/27 144A 215,000 213
Crown Castle Towers LLC  144A  144A
4.241%, 7/15/48 144A 175,000 174
eBay, Inc.
3.600%, 6/5/27 1,035,000 1,029
KT Corp.  144A  144A
4.125%, 2/2/28 144A 200,000 200
Meta Platforms, Inc.
4.200%, 11/15/30 800,000 802
NBN Co., Ltd.  144A  144A
1.450%, 5/5/26 144A 1,000,000 991
NTT Finance Corp.  144A  144A
4.620%, 7/16/28 144A 370,000 375
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.600%, 4/15/26 185,000 185
Rogers Communications, Inc.
3.200%, 3/15/27 815,000 807
5.000%, 2/15/29 990,000 1,009
T-Mobile USA, Inc.
2.250%, 2/15/26 470,000 469
Uber Technologies, Inc.  144A  144A
4.500%, 8/15/29 144A 921,000 921
Verizon Communications, Inc.
2.100%, 3/22/28 851,000 817
4.750%, 1/15/33 410,000 410
Total 9,077
Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical (4.9%)
American Honda Finance Corp.
5.650%, 11/15/28 675,000 704
AutoZone, Inc.
5.125%, 6/15/30 430,000 443
BMW US Capital LLC  144A  144A
4.600%, 8/13/27 144A 970,000 980
CK Hutchison International 25, Ltd.  144A  144A
4.250%, 9/26/30 144A 590,000 589
Daimler Truck Finance North America LLC  144A  144A
4.300%, 8/12/27 144A 370,000 372
5.000%, 1/15/27 144A 190,000 192
5.125%, 9/25/27 144A 345,000 351
5.150%, 1/16/26 144A 165,000 165
Darden Restaurants, Inc.
4.350%, 10/15/27 560,000 563
Delta Air Lines, Inc.
4.950%, 7/10/28 360,000 367
Dollar General Corp.
4.125%, 5/1/28 632,000 633
5.200%, 7/5/28 347,000 356
Ford Motor Credit Co. LLC
5.125%, 11/5/26 385,000 387
5.800%, 3/5/27 485,000 491
5.918%, 3/20/28 300,000 307
General Motors Financial Co., Inc.
5.050%, 4/4/28 780,000 794
5.350%, 7/15/27 373,000 379
5.400%, 4/6/26 300,000 301
5.400%, 5/8/27 393,000 399
Hyundai Capital America  144A  144A
4.850%, 3/25/27 144A 455,000 459
4.875%, 6/23/27 144A 400,000 404
5.000%, 1/7/28 144A 465,000 472
5.250%, 1/8/27 144A 200,000 202
5.500%, 3/30/26 144A 270,000 271
5.600%, 3/30/28 144A 350,000 360
LG Energy Solution, Ltd.
5.375%, 7/2/27 § 775,000 786
Lowe's Companies, Inc.
4.000%, 10/15/28 245,000 245
4.800%, 4/1/26 385,000 386
Marriott International, Inc.
3.125%, 6/15/26 809,000 806
5.450%, 9/15/26 195,000 197
Mercedes-Benz Finance North America LLC  144A  144A
4.800%, 3/30/26 144A 190,000 190
4.800%, 1/11/27 144A 590,000 595
O'Reilly Automotive, Inc.
4.350%, 6/1/28 390,000 393
5.750%, 11/20/26 1,133,000 1,148
Ross Stores, Inc.
0.875%, 4/15/26 765,000 758
Southwest Airlines Co.
4.375%, 11/15/28 655,000 656
Starbucks Corp.
2.000%, 3/12/27 165,000 161

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
4.000%, 11/15/28 405,000 405
Volkswagen Group of America Finance LLC  144A  144A
4.450%, 9/11/27 144A 200,000 201
4.850%, 8/15/27 144A 680,000 686
5.050%, 3/27/28 144A 320,000 325
5.700%, 9/12/26 144A 555,000 561
6.000%, 11/16/26 144A 380,000 386
Total 19,826
Consumer, Non-cyclical (7.3%)
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 969,000 976
BAT International Finance PLC
1.668%, 3/25/26 475,000 472
4.448%, 3/16/28 1,010,000 1,018
Becton Dickinson and Co.
4.693%, 2/13/28 805,000 816
Bunge, Ltd. Finance Corp.
4.900%, 4/21/27 600,000 607
Cencora , Inc.
3.450%, 12/15/27 124,000 123
4.625%, 12/15/27 330,000 334
Centene Corp.
4.625%, 12/15/29 1,015,000 984
Coca-Cola European Partners PLC  144A  144A
1.500%, 1/15/27 144A 200,000 195
CSL Finance PLC  144A  144A
3.850%, 4/27/27 144A 200,000 200
CVS Health Corp.
1.300%, 8/21/27 1,070,000 1,024
2.875%, 6/1/26 386,000 384
3.000%, 8/15/26 220,000 219
4.300%, 3/25/28 345,000 346
5.000%, 2/20/26 1,176,000 1,176
Diageo Capital PLC
3.875%, 5/18/28 1,080,000 1,078
5.300%, 10/24/27 1,080,000 1,106
Element Fleet Management Corp.  144A  144A
5.037%, 3/25/30 144A 375,000 383
5.643%, 3/13/27 144A 355,000 361
EMD Finance LLC  144A  144A
4.125%, 8/15/28 144A 1,035,000 1,037
ERAC USA Finance LLC  144A  144A
4.600%, 5/1/28 144A 735,000 745
5.000%, 2/15/29 144A 280,000 287
HCA, Inc.
3.125%, 3/15/27 580,000 574
4.300%, 11/15/30 210,000 209
5.625%, 9/1/28 870,000 897
Health Care Service Corp.  144A  144A
5.200%, 6/15/29 144A 290,000 297
Heineken NV  144A  144A
3.500%, 1/29/28 144A 1,972,000 1,955
Highmark, Inc.  144A  144A
1.450%, 5/10/26 144A 205,000 203
Humana, Inc.
5.750%, 3/1/28 140,000 144
5.750%, 12/1/28 495,000 515
Icon Investments Six DAC
5.809%, 5/8/27 935,000 954
Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Imperial Brands Finance PLC  144A  144A
4.500%, 6/30/28 144A 420,000 423
6.125%, 7/27/27 144A 555,000 571
IQVIA, Inc.
6.250%, 2/1/29 255,000 269
Japan Tobacco, Inc.  144A  144A
4.850%, 5/15/28 144A 870,000 885
Keurig Dr. Pepper, Inc.
3.950%, 4/15/29 110,000 109
5.050%, 3/15/29 665,000 679
Mars, Inc.  144A  144A
4.550%, 4/20/28 144A 770,000 780
4.600%, 3/1/28 144A 560,000 568
PepsiCo, Inc.
4.100%, 1/15/29 830,000 835
Pernod Ricard SA  144A  144A
3.250%, 6/8/26 144A 835,000 834
Philip Morris International, Inc.
5.125%, 11/17/27 163,000 167
Revvity , Inc.
1.900%, 9/15/28 499,000 469
S&P Global, Inc.
2.450%, 3/1/27 955,000 940
Solventum Corp.
5.450%, 2/25/27 302,000 306
Stryker Corp.
4.700%, 2/10/28 476,000 483
Utah Acquisition Sub, Inc.
3.950%, 6/15/26 564,000 563
Verisk Analytics, Inc.
4.500%, 8/15/30 565,000 569
Viatris , Inc.
2.300%, 6/22/27 429,000 417
Total 29,486
Energy (3.9%)
Canadian Natural Resources, Ltd.
3.850%, 6/1/27 440,000 439
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 547,000 552
Cheniere Energy, Inc.
4.625%, 10/15/28 95,000 95
Columbia Pipelines Holding Co. LLC  144A  144A
6.055%, 8/15/26 144A 90,000 91
Diamondback Energy, Inc.
5.200%, 4/18/27 455,000 462
Enbridge, Inc.
4.600%, 6/20/28 180,000 182
5.900%, 11/15/26 230,000 233
6.000%, 11/15/28 190,000 200
Energy Transfer LP
5.250%, 7/1/29 320,000 329
6.050%, 12/1/26 875,000 889
EOG Resources, Inc.
4.400%, 1/15/31 325,000 326
EQT Corp.  144A  144A
3.125%, 5/15/26 144A 400,000 398
HF Sinclair Corp.
5.750%, 1/15/31 370,000 382
Kinder Morgan, Inc.
5.150%, 6/1/30 460,000 476

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Energy continued
MPLX LP
4.800%, 2/15/31 1,330,000 1,344
ONEOK, Inc.
4.250%, 9/24/27 785,000 788
4.850%, 7/15/26 944,000 946
5.550%, 11/1/26 410,000 415
5.625%, 1/15/28 144A 213,000 217
Ovintiv , Inc.
5.375%, 1/1/26 210,000 210
Plains All American Pipeline LP / PAA Finance
Corp.
4.700%, 1/15/31 325,000 327
Sabine Pass Liquefaction LLC
4.200%, 3/15/28 164,000 164
5.875%, 6/30/26 130,000 130
Schlumberger Holdings Corp.  144A  144A
3.900%, 5/17/28 144A 740,000 738
Schlumberger Investment SA
4.500%, 5/15/28 409,000 413
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27 560,000 565
Targa Resources Corp.
4.350%, 1/15/29 385,000 386
5.200%, 7/1/27 184,000 187
Tengizchevroil Finance Co. International, Ltd.
4.000%, 8/15/26 § 800,000 797
Valero Energy Corp.
5.150%, 2/15/30 180,000 185
Var Energi ASA  144A  144A
5.000%, 5/18/27 144A 635,000 640
The Williams Cos., Inc.
4.625%, 6/30/30 550,000 555
4.800%, 11/15/29 330,000 336
5.400%, 3/2/26 1,060,000 1,062
Woodside Finance, Ltd.  144A  144A
3.700%, 9/15/26 144A 229,000 228
Total 15,687
Financial (12.5%)
Abu Dhabi Development Holding Co. PJSC
4.500%, 5/6/30 § 765,000 771
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.100%, 1/15/27 270,000 275
6.450%, 4/15/27 842,000 865
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α 625,000 635
5.043%, (US SOFR plus 0.930%), 7/26/28 α 350,000 356
5.098%, (US SOFR plus 1.000%), 2/16/28 α 215,000 217
American Tower Corp.
1.600%, 4/15/26 931,000 925
3.550%, 7/15/27 379,000 376
Aspen Insurance Holdings, Ltd.
5.750%, 7/1/30 255,000 266
Athene Global Funding  144A  144A
4.860%, 8/27/26 144A 440,000 442
5.349%, 7/9/27 144A 430,000 437
5.684%, 2/23/26 144A 550,000 551
Avolon Holdings Funding, Ltd.  144A  144A
2.125%, 2/21/26 144A 245,000 244
5.750%, 3/1/29 144A 390,000 403
Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.375%, 5/4/28 144A 185,000 193
Banco Santander SA  α
5.552%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.250%), 3/14/28 α 400,000 407
Bank Mandiri Persero Tbk PT
5.500%, 4/4/26 § 970,000 974
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 415,000 410
4.623%, (US SOFR plus 1.110%), 5/9/29 α 760,000 770
5.080%, (US SOFR plus 1.290%), 1/20/27 α 395,000 395
The Bank of New York Mellon Corp.  α
4.729%, (US SOFR plus 1.135%), 4/20/29 α 560,000 569
Banque Federative du Credit Mutuel SA  144A  144A
4.935%, 1/26/26 144A 400,000 400
Barclays PLC
4.476%, (US SOFR plus 1.080%), 11/11/29
α 335,000 337
5.086%, (US SOFR plus 0.960%), 2/25/29 α 555,000 566
BNP Paribas SA  144A ,α  144A
4.792%, (US SOFR plus 1.450%), 5/9/29
144A α 735,000 743
Brighthouse Financial Global Funding  144A  144A
1.550%, 5/24/26 144A 145,000 143
Brown & Brown, Inc.
4.700%, 6/23/28 215,000 218
CaixaBank SA  144A ,α  144A
6.684%, (US SOFR plus 2.080%), 9/13/27
144A α 615,000 626
Capital One Financial Corp.  α
7.149%, (US SOFR plus 2.440%), 10/29/27
α 240,000 246
CBRE Services, Inc.
4.800%, 6/15/30 210,000 213
The Charles Schwab Corp.  α
4.343%, (US SOFR plus 0.940%), 11/14/31
α 990,000 988
Citigroup, Inc.  α
5.174%, (US SOFR plus 1.364%), 2/13/30 α 375,000 385
CNO Global Funding  144A  144A
1.750%, 10/7/26 144A 830,000 815
4.875%, 12/10/27 144A 218,000 221
Corebridge Global Funding  144A  144A
4.250%, 8/21/28 144A 400,000 401
4.650%, 8/20/27 144A 205,000 207
5.200%, 1/12/29 144A 185,000 190
Credit Agricole SA  144A ,α  144A
5.230%, (US SOFR plus 1.130%), 1/9/29
144A α 330,000 337
Crown Castle, Inc.
1.050%, 7/15/26 615,000 605
2.900%, 3/15/27 580,000 572
4.300%, 2/15/29 80,000 80
4.450%, 2/15/26 570,000 570
4.800%, 9/1/28 395,000 401
5.000%, 1/11/28 285,000 289
5.600%, 6/1/29 295,000 306
Danske Bank A/S  144A  144A
4.613%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.100%), 10/2/30 144A α 385,000 388

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.427%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 3/1/28 144A α 390,000 396
Equitable America Global Funding  144A  144A
3.950%, 9/15/27 144A 155,000 155
4.300%, 12/15/28 144A 205,000 206
4.650%, 6/9/28 144A 465,000 470
Extra Space Storage LP
3.875%, 12/15/27 595,000 593
Federation des Caisses Desjardins du Quebec  144A  144A
4.565%, 8/26/30 144A 263,000 265
Fortitude Global Funding  144A  144A
4.625%, 10/6/28 144A 390,000 390
Fortitude Group Holdings LLC  144A  144A
6.250%, 4/1/30 144A 570,000 594
GA Global Funding Trust  144A  144A
4.400%, 9/23/27 144A 805,000 808
5.400%, 1/13/30 144A 535,000 548
The Goldman Sachs Group, Inc.
4.482%, (US SOFR plus 1.725%), 8/23/28 α 390,000 393
4.937%, (US SOFR plus 1.319%), 4/23/28 α 1,060,000 1,072
5.218%, (US SOFR plus 1.580%), 4/23/31 α 590,000 609
HSBC Holdings PLC
4.899%, (US SOFR plus 1.030%), 3/3/29 α 500,000 507
5.130%, (US SOFR plus 1.040%), 11/19/28
α 565,000 575
5.597%, (US SOFR plus 1.060%), 5/17/28 α 320,000 326
ING Groep NV  α
4.858%, (US SOFR plus 1.010%), 3/25/29 α 575,000 584
Intercontinental Exchange, Inc.
3.625%, 9/1/28 389,000 386
4.200%, 3/15/31 595,000 595
Jackson National Life Global Funding  144A  144A
4.900%, 1/13/27 144A 435,000 438
5.550%, 7/2/27 144A 355,000 362
5.600%, 4/10/26 144A 615,000 617
JPMorgan Chase & Co.
4.850%, (US SOFR plus 0.885%), 4/22/27 350,000 351
4.979%, (US SOFR plus 0.930%), 7/22/28 α 395,000 401
5.040%, (US SOFR plus 1.190%), 1/23/28 α 375,000 379
Lloyds Banking Group PLC  α
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 460,000 466
LPL Holdings, Inc.  144A  144A
4.625%, 11/15/27 144A 115,000 115
4.900%, 4/3/28 250,000 254
5.700%, 5/20/27 679,000 692
6.750%, 11/17/28 190,000 203
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26 105,000 105
4.550%, 11/8/27 720,000 728
MassMutual Global Funding II  144A  144A
5.100%, 4/9/27 144A 1,020,000 1,035
Morgan Stanley  α
4.994%, (US SOFR plus 1.380%), 4/12/29 α 570,000 581
Nasdaq, Inc.
5.350%, 6/28/28 146,000 151
Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
The PNC Financial Services Group, Inc.  α
4.758%, (US SOFR Index plus
1.085%), 1/26/27 α 575,000 575
QNB Finance, Ltd.
1.375%, 1/26/26 § 820,000 818
Realty Income Corp.
5.050%, 1/13/26 140,000 140
RGA Global Funding  144A  144A
4.350%, 8/25/28 144A 635,000 638
4.600%, 11/25/30 144A 810,000 810
Sammons Financial Group Global Funding  144A  144A
5.050%, 1/10/28 144A 275,000 279
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α 410,000 403
6.124%, (US SOFR plus 1.232%), 5/31/27 α 80,000 80
Santander UK Group Holdings PLC
1.673%, (US SOFR plus 0.989%), 6/14/27 α 220,000 217
4.320%, (US SOFR Index plus
1.070%), 9/22/29 α 285,000 285
SBA Tower Trust  144A  144A
1.631%, 5/15/51 144A 575,000 562
1.884%, 1/15/26 144A 290,000 290
2.328%, 7/15/52 144A 225,000 216
4.831%, 10/15/29 144A 1,125,000 1,132
6.599%, 11/15/52 144A 619,000 634
Societe Generale SA  144A ,α  144A
5.519%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 1/19/28 144A α 365,000 370
Standard Chartered PLC  144A ,α  144A
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 390,000 398
State Bank of India
1.800%, 7/13/26 § 1,050,000 1,037
US Bancorp  α
4.548%, (US SOFR plus 1.660%), 7/22/28 α 520,000 524
Wells Fargo & Co.
4.900%, (US SOFR plus 0.780%), 1/24/28 α 730,000 736
4.970%, (US SOFR plus 1.370%), 4/23/29 α 1,545,000 1,574
The Western Union Co.
1.350%, 3/15/26 1,401,000 1,392
Total 50,188
Industrial (3.0%)
Amphenol Corp.
4.750%, 3/30/26 205,000 205
Amrize Finance US LLC
4.700%, 4/7/28 550,000 556
4.950%, 4/7/30 205,000 210
AptarGroup, Inc.
4.750%, 3/30/31 195,000 196
BAE Systems PLC  144A  144A
5.000%, 3/26/27 144A 450,000 456
The Boeing Co.
2.196%, 2/4/26 330,000 329
3.200%, 3/1/29 420,000 407
6.259%, 5/1/27 807,000 828
Canadian Pacific Railway Co.
1.750%, 12/2/26 315,000 309

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
FedEx Corp.
3.250%, 4/1/26 913,000 911
Fortive Corp.
3.150%, 6/15/26 538,000 536
GATX Corp.
3.250%, 9/15/26 360,000 358
3.850%, 3/30/27 213,000 212
5.400%, 3/15/27 390,000 396
Huntington Ingalls Industries, Inc.
5.353%, 1/15/30 155,000 160
Owens Corning
3.400%, 8/15/26 257,000 256
5.500%, 6/15/27 340,000 347
Penske Truck Leasing Co. LP / PTL Finance
Corp.  144A  144A
1.700%, 6/15/26 144A 147,000 145
3.400%, 11/15/26 144A 120,000 119
5.350%, 1/12/27 144A 275,000 278
5.750%, 5/24/26 144A 1,020,000 1,025
Regal Rexnord Corp.
6.050%, 2/15/26 1,164,000 1,166
6.050%, 4/15/28 565,000 585
Rolls-Royce PLC  144A  144A
5.750%, 10/15/27 144A 515,000 528
RTX Corp.
6.700%, 8/1/28 355,000 376
7.000%, 11/1/28 332,000 355
Sydney Airport Finance Co. Pty, Ltd.  144A  144A
3.625%, 4/28/26 144A 117,000 117
Waste Management, Inc.
3.875%, 1/15/29 815,000 814
Total 12,180
Technology (3.2%)
Atlassian Corp.
5.250%, 5/15/29 215,000 221
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,005,000 986
4.000%, 7/1/29 144A 110,000 108
Dell International LLC / EMC Corp.
4.750%, 4/1/28 540,000 548
Fiserv, Inc.
3.500%, 7/1/29 220,000 213
4.200%, 10/1/28 369,000 368
4.550%, 2/15/31 300,000 297
5.150%, 3/15/27 480,000 485
5.375%, 8/21/28 330,000 338
Fortinet, Inc.
1.000%, 3/15/26 675,000 671
Foundry JV Holdco LLC  144A  144A
5.500%, 1/25/31 144A 200,000 206
5.900%, 1/25/30 144A 200,000 209
Gartner, Inc.  144A  144A
4.500%, 7/1/28 144A 435,000 434
Intel Corp.
3.150%, 5/11/27 188,000 186
3.750%, 8/5/27 325,000 323
4.000%, 8/5/29 350,000 346
4.875%, 2/10/28 108,000 110
International Business Machines Corp.
4.650%, 2/10/28 1,376,000 1,396
Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Marvell Technology, Inc.
1.650%, 4/15/26 255,000 253
4.750%, 7/15/30 160,000 162
4.875%, 6/22/28 780,000 793
NXP BV / NXP Funding LLC
5.350%, 3/1/26 75,000 75
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 105,000 104
3.875%, 6/18/26 405,000 405
4.300%, 8/19/28 190,000 191
4.300%, 6/18/29 470,000 471
4.400%, 6/1/27 80,000 80
Oracle Corp.
4.450%, 9/26/30 715,000 700
Synopsys, Inc.
4.650%, 4/1/28 1,030,000 1,044
Take-Two Interactive Software, Inc.
5.000%, 3/28/26 585,000 586
Western Digital Corp.
4.750%, 2/15/26 215,000 215
Workday, Inc.
3.500%, 4/1/27 265,000 263
Total 12,787
Utilities (2.6%)
Ameren Corp.
1.950%, 3/15/27 323,000 315
American Electric Power Co., Inc.
5.200%, 1/15/29 675,000 696
Appalachian Power Co.
3.300%, 6/1/27 899,000 890
Constellation Energy Generation LLC
5.600%, 3/1/28 163,000 168
DTE Energy Co.
4.875%, 6/1/28 430,000 437
4.950%, 7/1/27 295,000 299
5.200%, 4/1/30 410,000 423
Duke Energy Corp.
4.300%, 3/15/28 280,000 281
Enel Finance International NV  144A  144A
1.625%, 7/12/26 144A 645,000 637
4.125%, 9/30/28 144A 200,000 200
Exelon Corp.
5.150%, 3/15/29 200,000 206
FirstEnergy Corp.
3.900%, 7/15/27 678,000 675
FirstEnergy Transmission LLC
4.550%, 1/15/30 155,000 156
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27 685,000 671
4.685%, 9/1/27 135,000 137
Niagara Mohawk Power Corp.  144A  144A
4.647%, 10/3/30 144A 345,000 347
NiSource, Inc.
5.250%, 3/30/28 130,000 133
Pacific Gas & Electric Co.
3.150%, 1/1/26 285,000 285
3.300%, 3/15/27 140,000 138
3.300%, 12/1/27 175,000 172
5.000%, 6/4/28 265,000 270
5.450%, 6/15/27 70,000 71

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (40.9%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Public Service Enterprise Group, Inc.
4.900%, 3/15/30 690,000 706
Sempra
5.400%, 8/1/26 270,000 272
Southern California Gas Co.
2.950%, 4/15/27 410,000 406
The Southern Co.
5.113%, 8/1/27 350,000 356
Southern Co. Gas Capital Corp.
4.050%, 9/15/28 360,000 360
Terraform Global Operating LP  144A  144A
6.125%, 3/1/26 144A 352,000 349
Vistra Operations Co. LLC  144A  144A
5.050%, 12/30/26 144A 363,000 366
Total 10,422
Total Corporate Bonds (Cost: $162,964) 164,586
144A 144A 144A
Governments ( 21.3% )
Governments (21.3%)
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 680,000 693
Korea Electric Power Corp. 144A 144A
5.375%, 4/6/26 144A 1,000,000 1,003
Korea Housing Finance Corp. 144A 144A
4.625%, 2/24/28 144A 960,000 975
Korea Hydro & Nuclear Power Co., Ltd. 144A 144A
5.000%, 7/18/28 144A 250,000 256
Saudi Government International Bond 144A 144A
5.125%, 1/13/28 144A 560,000 572
US Treasury
3.375%, 11/30/27 29,330,000 29,274
3.375%, 12/31/27 37,820,000 37,746
3.500%, 10/31/27  β 9,525,000 9,527
3.875%, 7/15/28 5,665,000 5,713
Total 85,759
Total Governments (Cost: $85,636) 85,759
144A 144A 144A
Structured Products ( 33.5% )
Asset Backed Securities (16.7%)
Affirm Asset Securitization, Series 2025-X2,
Class A 144A 144A
4.450%, 10/15/30 144A  471,075 472
Affirm Master Trust, Series 2025-2A, Class A 144A 144A
4.670%, 7/15/33 144A  335,000 337
Affirm Master Trust, Series 2025-2A, Class B 144A 144A
5.060%, 7/15/33 144A  355,000 357
Affirm Master Trust, Series 2025-3A, Class A 144A 144A
4.450%, 10/16/34 144A  145,000 145
Alinea CLO, Ltd., Series 2018-1A, Class AR 144A 144A
4.784%, (US SOFR 3 Month plus 0.900%),
7/20/31 144A  5,186 5
Alinea CLO, Ltd., Series 2018-1A, Class BR 144A 144A
5.034%, (US SOFR 3 Month plus 1.150%),
7/20/31 144A  250,000 250
Ally Auto Receivables Trust, Series 2023-A,
Class B 144A 144A
6.010%, 1/17/34 144A  3,682 4
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ally Auto Receivables Trust, Series 2023-A,
Class C 144A 144A
6.080%, 1/17/34 144A  165,680 167
Ally Bank Auto Credit-Linked Notes, Series
2024-A, Class C 144A 144A
6.022%, 5/17/32 144A  118,595 121
Ally Bank Auto Credit-Linked Notes, Series
2024-B, Class A2 144A 144A
4.970%, 9/15/32 144A  145,252 147
Ally Bank Auto Credit-Linked Notes, Series
2024-B, Class C 144A 144A
5.215%, 9/15/32 144A  145,252 147
Ally Bank Auto Credit-Linked Notes, Series
2025-A, Class B 144A 144A
4.648%, 6/15/33 144A  207,580 209
Ally Bank Auto Credit-Linked Notes, Series
2025-B, Class B 144A 144A
4.501%, 9/15/33 144A  232,476 233
Ally Bank Auto Credit-Linked Notes, Series
2025-B, Class C 144A 144A
4.697%, 9/15/33 144A  260,373 262
AmeriCredit Automobile Receivables Trust,
Series 2021-2, Class D
1.290%, 6/18/27  575,000 574
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C
5.800%, 12/18/28  380,000 386
Amur Equipment Finance Receivables X LLC,
Series 2022-1A, Class E 144A 144A
5.020%, 12/20/28 144A  415,000 415
Anthelion CLO, Ltd., Series 2025-1A, Class A1 144A 144A
5.819%, (US SOFR 3 Month plus 1.500%),
7/20/36 144A  390,000 391
Arbys Funding LLC, Series 2020-1A, Class A2 144A 144A
3.237%, 7/30/50 144A  994,875 969
ARI Fleet Lease Trust, Series 2024-B,
Class A2 144A 144A
5.540%, 4/15/33 144A  221,100 223
Auxilior Term Funding LLC, Series 2023-1A,
Class A2 144A 144A
6.180%, 12/15/28 144A  140,155 141
Auxilior Term Funding LLC, Series 2023-1A,
Class D 144A 144A
7.270%, 12/16/30 144A  370,000 383
Auxilior Term Funding LLC, Series 2024-1A,
Class A3 144A 144A
5.490%, 7/15/31 144A  240,000 244
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A, Class C 144A 144A
6.240%, 4/20/27 144A  110,000 110
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C 144A 144A
6.180%, 10/20/27 144A  120,000 121
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-3A, Class B 144A 144A
4.460%, 2/20/30 144A  100,000 100
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-3A, Class D 144A 144A
7.320%, 2/20/28 144A  105,000 106

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Battalion CLO XII, Ltd., Series 2018-12A,
Class CRR 144A 144A
5.402%, (US SOFR 3 Month plus 1.550%),
5/17/31 144A  250,000 250
Battalion CLO XV, Ltd., Series 2020-15A,
Class A1RR 144A 144A
4.862%, (US SOFR 3 Month plus 0.980%),
1/17/33 144A  1,322,904 1,322
Battalion CLO XXI, Ltd., Series 2016-10A,
Class A2R3 144A 144A
5.481%, (US SOFR 3 Month plus 1.750%),
1/24/35 144A  250,000 250
Battalion CLO XXI, Ltd., Series 2021-21A,
Class BR 144A 144A
5.605%, (US SOFR 3 Month plus 1.700%),
7/15/34 144A  250,000 250
Bayview Opportunity Master Fund VII, Series
2024-CAR1, Class A 144A 144A
4.974%, (US 30 Day Average SOFR plus
1.100%), 12/26/31 144A  104,267 105
Bayview Opportunity Master Fund VII, Series
2025-EDU1, Class A 144A 144A
5.174%, (US 30 Day Average SOFR plus
1.300%), 7/27/48 144A  231,548 232
Bayview Opportunity Master Fund VII, Series
2025-EDU1, Class B 144A 144A
5.574%, (US 30 Day Average SOFR plus
1.700%), 7/27/48 144A  435,311 435
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class A2 144A 144A
5.050%, 3/15/29 144A  206,554 207
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class B 144A 144A
5.410%, 3/15/30 144A  110,000 111
BlueMountain CLO, Ltd., Series 2018-3A,
Class A1R 144A 144A
5.048%, (US SOFR 3 Month plus 1.190%),
10/25/30 144A  180,259 180
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A 144A 144A
3.280%, 9/26/33 144A  103,000 102
Canyon Capital CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
4.915%, (US SOFR 3 Month plus 1.010%),
10/15/34 144A  550,000 549
CarMax Auto Owner Trust, Series 2023-2,
Class C
5.570%, 11/15/28  585,000 593
CarMax Auto Owner Trust, Series 2023-2,
Class D
6.550%, 10/15/29  390,000 398
CarMax Auto Owner Trust, Series 2023-3,
Class C
5.610%, 2/15/29  655,000 667
CarMax Auto Owner Trust, Series 2023-3,
Class D
6.440%, 12/16/30  210,000 215
CarMax Auto Owner Trust, Series 2024-1,
Class C
5.470%, 8/15/29  290,000 296
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2024-2,
Class D
6.420%, 10/15/30  100,000 103
CarMax Auto Owner Trust, Series 2024-3,
Class D
5.670%, 1/15/31  125,000 127
CarMax Select Receivables Trust, Series
2024-A, Class B
5.350%, 1/15/30  135,000 137
CarMax Select Receivables Trust, Series
2024-A, Class C
5.620%, 1/15/30  570,000 583
Carvana Auto Receivables Trust, Series 2024-
N2, Class B 144A 144A
5.670%, 9/10/30 144A  405,000 410
Carvana Auto Receivables Trust, Series 2024-
N2, Class C 144A 144A
5.820%, 9/10/30 144A  905,000 924
Chase Auto Credit Linked Notes, Series 2025-
1, Class B 144A 144A
4.753%, 2/25/33 144A  291,782 294
Clarus Capital Funding LLC, Series 2024-1A,
Class A2 144A 144A
4.710%, 8/20/32 144A  51,414 52
Clarus Capital Funding LLC, Series 2024-1A,
Class B 144A 144A
4.790%, 8/20/32 144A  155,000 156
CNH Equipment Trust, Series 2024-B,
Class A3
5.190%, 9/17/29  245,000 249
CyrusOne Data Centers Issuer I LLC, Series
2024-2A, Class A2 144A 144A
4.500%, 5/20/49 144A  755,000 737
Dell Equipment Finance Trust, Series 2023-3,
Class D 144A 144A
6.750%, 10/22/29 144A  100,000 101
Dell Equipment Finance Trust, Series 2024-1,
Class D 144A 144A
6.120%, 9/23/30 144A  100,000 102
Dell Equipment Finance Trust, Series 2024-2,
Class B 144A 144A
4.820%, 8/22/30 144A  100,000 101
Dell Equipment Finance Trust, Series 2024-2,
Class D 144A 144A
5.290%, 2/24/31 144A  410,000 413
Dell Equipment Finance Trust, Series 2025-1,
Class C 144A 144A
5.250%, 2/24/31 144A  100,000 102
Dext ABS, Series 2025-2, Class C 144A 144A
4.890%, 4/15/36 144A  100,000 100
DLLAA LLC, Series 2023-1A, Class A3 144A 144A
5.640%, 2/22/28 144A  313,459 317
DLLST LLC, Series 2024-1A, Class A3 144A 144A
5.050%, 8/20/27 144A  97,749 98
DLLST LLC, Series 2024-1A, Class A4 144A 144A
4.930%, 4/22/30 144A  40,000 40
Drive Auto Receivables Trust, Series 2025-2,
Class C
4.390%, 9/15/32  195,000 195

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Dryden Senior Loan Fund, Series 2016-45A,
Class BRR 144A 144A
5.555%, (US SOFR 3 Month plus 1.650%),
10/15/30 144A  515,000 516
Elara HGV Timeshare Issuer LLC, Series
2019-A, Class A 144A 144A
2.610%, 1/25/34 144A  49,425 49
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class A 144A 144A
6.160%, 2/25/38 144A  94,025 97
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class C 144A 144A
7.300%, 2/25/38 144A  129,101 134
Enterprise Fleet Financing LLC, Series 2023-
2, Class A2 144A 144A
5.560%, 4/22/30 144A  179,861 181
Enterprise Fleet Financing LLC, Series 2024-
3, Class A3 144A 144A
4.980%, 8/21/28 144A  150,000 152
Enterprise Fleet Financing LLC, Series 2024-
3, Class A4 144A 144A
5.060%, 3/20/31 144A  100,000 102
Exeter Automobile Receivables Trust, Series
2022-4A, Class D
5.980%, 12/15/28  701,284 707
Exeter Automobile Receivables Trust, Series
2023-1A, Class D
6.690%, 6/15/29  80,000 81
Exeter Automobile Receivables Trust, Series
2025-4A, Class B
4.400%, 5/15/30  135,000 136
Exeter Automobile Receivables Trust, Series
2025-4A, Class C
4.570%, 6/16/31  480,000 481
Exeter Automobile Receivables Trust, Series
2025-5A, Class B
4.280%, 7/15/30  465,000 466
Exeter Select Automobile Receivables Trust,
Series 2025-1, Class B
4.870%, 8/15/31  255,000 257
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class B
4.630%, 11/17/31  140,000 141
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class C
4.910%, 12/15/31  285,000 288
Finance of America HECM Buyout, Series
2024-HB1, Class A1A 144A 144A
4.000%, (AFC), 10/1/34 144A  25,636 26
Ford Credit Auto Lease Trust, Series 2023-B,
Class C
6.430%, 4/15/27  285,000 286
Ford Credit Auto Owner Trust, Series 2023-A,
Class B
5.070%, 1/15/29  905,000 914
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class B 144A 144A
5.310%, 5/15/28 144A  155,000 156
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class C 144A 144A
5.750%, 5/15/28 144A  245,000 246
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class D 144A 144A
6.620%, 5/15/28 144A  440,000 443
Ford Credit Floorplan Master Owner Trust,
Series 2024-1, Class B 144A 144A
5.480%, 4/15/29 144A  280,000 285
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class A1R 144A 144A
4.950%, (US SOFR 3 Month plus 1.090%),
7/23/32 144A  94,057 94
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class A2R 144A 144A
5.260%, (US SOFR 3 Month plus 1.400%),
7/23/32 144A  460,000 460
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class BR 144A 144A
5.510%, (US SOFR 3 Month plus 1.650%),
7/23/32 144A  585,000 586
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A1AR 144A 144A
4.920%, (US SOFR 3 Month plus 1.050%),
10/20/32 144A  160,748 161
Fortress Credit BSL VIII, Ltd., Series 2019-2A,
Class A2R 144A 144A
5.270%, (US SOFR 3 Month plus 1.400%),
10/20/32 144A  570,000 570
Fortress Credit BSL VIII, Ltd., Series 2020-1A,
Class BR 144A 144A
5.628%, (US SOFR 3 Month plus 1.700%),
10/20/33 144A  590,000 593
Fortress Credit BSL XV, Ltd., Series 2022-2A,
Class AR 144A 144A
5.284%, (US SOFR 3 Month plus 1.400%),
10/18/33 144A  460,000 460
Fortress Credit BSL XVIII, Ltd., Series 2023-
1A, Class A1R 144A 144A
5.430%, (US SOFR 3 Month plus 1.570%),
4/23/36 144A  250,000 251
Frontier Issuer LLC, Series 2023-1, Class C 144A 144A
11.500%, 8/20/53 144A  475,000 489
Frontier Issuer LLC, Series 2024-1, Class A2 144A 144A
6.190%, 6/20/54 144A  110,000 113
GM Financial Consumer Automobile
Receivables Trust, Series 2023-1, Class B
5.030%, 9/18/28  155,000 156
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  215,000 218
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class B 144A 144A
4.980%, 11/15/29 144A  525,000 532
GreatAmerica Leasing Receivables Funding
LLC, Series 2025-2, Class A3 144A 144A
4.140%, 12/17/29 144A  250,000 251
Hardee's Funding LLC, Series 2018-1A,
Class A23 144A 144A
5.710%, 6/20/48 144A  264,338 263
Hardee's Funding LLC, Series 2020-1A,
Class A2 144A 144A
3.981%, 12/20/50 144A  1,068,750 1,034

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Hardee's Funding LLC, Series 2021-1A,
Class A2 144A 144A
2.865%, 6/20/51 144A  138,475 129
Hilton Grand Vacations Trust, Series 2020-AA,
Class A 144A 144A
2.740%, 2/25/39 144A  88,953 88
Hilton Grand Vacations Trust, Series 2022-1D,
Class A 144A 144A
3.610%, 6/20/34 144A  54,934 55
Hilton Grand Vacations Trust, Series 2023-1A,
Class B 144A 144A
6.110%, 1/25/38 144A  292,650 300
Hilton Grand Vacations Trust, Series 2023-1A,
Class C 144A 144A
6.940%, 1/25/38 144A  54,652 56
Hilton Grand Vacations Trust, Series 2025-1A,
Class A 144A 144A
4.880%, 5/27/42 144A  179,472 182
Hilton Grand Vacations Trust, Series 2025-1A,
Class B 144A 144A
5.180%, 5/27/42 144A  305,484 310
Home Partners of America Trust, Series 2022-
1, Class A 144A 144A
3.930%, 4/17/39 144A  284,906 284
HPEFS Equipment Trust, Series 2023-1A,
Class C 144A 144A
5.910%, 4/20/28 144A  90,564 91
HPEFS Equipment Trust, Series 2023-2A,
Class C 144A 144A
6.480%, 1/21/31 144A  119,351 120
HPEFS Equipment Trust, Series 2023-2A,
Class D 144A 144A
6.970%, 7/21/31 144A  125,000 126
HPEFS Equipment Trust, Series 2024-1A,
Class C 144A 144A
5.330%, 6/20/31 144A  680,000 684
HPEFS Equipment Trust, Series 2024-2A,
Class B 144A 144A
5.350%, 10/20/31 144A  100,000 101
HPEFS Equipment Trust, Series 2024-2A,
Class D 144A 144A
5.820%, 4/20/32 144A  205,000 209
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1 144A 144A
6.153%, 5/20/32 144A  292,388 297
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1 144A 144A
5.442%, 10/20/32 144A  341,853 346
Huntington Bank Auto Credit-Linked Notes,
Series 2025-1, Class B 144A 144A
4.957%, 3/21/33 144A  472,262 476
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  205,000 207
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B 144A 144A
4.940%, 8/15/29 144A  425,000 431
Jack in the Box Funding LLC, Series 2022-1A,
Class A2I 144A 144A
3.445%, 2/26/52 144A  1,088,725 1,054
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
JP Morgan Mortgage Trust, Series 2025-HE3,
Class A1 144A 144A
5.268%, (US 30 Day Average SOFR plus
1.350%), (AFC), 3/25/56 144A  243,028 243
KKR CLO, Ltd., Series 2024-40A, Class AR 144A 144A
5.184%, (US SOFR 3 Month plus 1.300%),
10/20/34 144A  1,105,000 1,106
KKR CLO, Ltd., Series 2025-33A, Class AR 144A 144A
4.993%, (US SOFR 3 Month plus 1.080%),
7/20/34 144A  990,000 989
KKR CLO, Ltd., Series 2025-33A, Class BR 144A 144A
5.513%, (US SOFR 3 Month plus 1.600%),
7/20/34 144A  640,000 640
KKR Financial CLO, Ltd., Series 2025-18,
Class A1R2 144A 144A
5.191%, (US SOFR 3 Month plus 1.050%),
10/18/35 144A  1,570,000 1,570
Madison Park Funding XLV, Ltd., Series 2020-
45A, Class ARR 144A 144A
4.985%, (US SOFR 3 Month plus 1.080%),
7/15/34 144A  305,000 305
Madison Park Funding XXXIII, Ltd., Series
2019-33A, Class AR 144A 144A
5.195%, (US SOFR 3 Month plus 1.290%),
10/15/32 144A  1,007,213 1,007
Marble Point CLO XV, Ltd., Series 2019-1A,
Class A1R2 144A 144A
4.900%, (US SOFR 3 Month plus 1.040%),
7/23/32 144A  566,735 567
MMAF Equipment Finance LLC, Series 2021-
A, Class A5 144A 144A
1.190%, 11/13/43 144A  100,000 99
MVW Owner Trust, Series 2019-2A, Class A 144A 144A
2.440%, 10/20/38 144A  23,510 23
MVW Owner Trust, Series 2020-1A, Class A 144A 144A
1.740%, 10/20/37 144A  121,301 119
MVW Owner Trust, Series 2020-1A, Class B 144A 144A
2.730%, 10/20/37 144A  67,673 67
MVW Owner Trust, Series 2021-1WA, Class B 144A 144A
1.440%, 1/22/41 144A  20,853 20
MVW Owner Trust, Series 2021-1WA, Class C 144A 144A
1.940%, 1/22/41 144A  30,863 30
MVW Owner Trust, Series 2023-1A, Class A 144A 144A
4.930%, 10/20/40 144A  316,230 320
MVW Owner Trust, Series 2023-2A, Class A 144A 144A
6.180%, 11/20/40 144A  67,292 69
MVW Owner Trust, Series 2023-2A, Class B 144A 144A
6.330%, 11/20/40 144A  51,404 53
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  26,799 27
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  97,779 96
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A 144A 144A
2.640%, 5/15/68 144A  92,844 92
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A 144A 144A
2.400%, 10/15/68 144A  168,664 165

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A 144A 144A
2.460%, 11/15/68 144A  123,698 120
Navient Private Education Refi Loan Trust,
Series 2020-CA, Class A2A 144A 144A
2.150%, 11/15/68 144A  460,872 445
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A 144A 144A
1.690%, 5/15/69 144A  84,420 81
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  54,647 52
Navient Private Education Refi Loan Trust,
Series 2020-HA, Class A 144A 144A
1.310%, 1/15/69 144A  24,953 24
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class B 144A 144A
5.790%, 4/25/29 144A  50,000 50
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class C 144A 144A
6.130%, 4/25/29 144A  75,000 75
Navistar Financial Dealer Note Master Trust,
Series 2025-1, Class B 144A 144A
4.420%, 9/25/30 144A  80,000 80
Navistar Financial Dealer Note Master Trust,
Series 2025-1, Class C 144A 144A
4.720%, 9/25/30 144A  40,000 40
Nelnet Student Loan Trust, Series 2020-1A,
Class A 144A 144A
4.586%, (US SOFR 1 Month plus 0.855%),
3/26/68 144A  60,380 60
Nelnet Student Loan Trust, Series 2021-CA,
Class AFX 144A 144A
1.320%, 4/20/62 144A  329,472 309
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX 144A 144A
1.630%, 4/20/62 144A  112,933 108
Neuberger Berman Loan Advisers CLO, Ltd.,
Series 2021-43A, Class AR 144A 144A
4.932%, (US SOFR 3 Month plus 1.050%),
7/17/36 144A  1,205,000 1,203
NMEF Funding LLC, Series 2025-A, Class A2 144A 144A
4.720%, 7/15/32 144A  211,546 212
Northwoods Capital XIV-B, Ltd., Series 2018-
14BA, Class AR 144A 144A
5.091%, (US SOFR 3 Month plus 1.250%),
11/13/31 144A  454,278 454
Octagon Investment Partners XXI, Ltd., Series
2014-1A, Class A2R4 144A 144A
5.003%, (US SOFR 3 Month plus 1.150%),
2/14/31 144A  570,000 570
Octane Receivables Trust, Series 2023-1A,
Class B 144A 144A
5.960%, 7/20/29 144A  225,000 226
Octane Receivables Trust, Series 2023-3A,
Class B 144A 144A
6.480%, 7/20/29 144A  440,000 446
Octane Receivables Trust, Series 2023-3A,
Class C 144A 144A
6.740%, 8/20/29 144A  100,000 102
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2024-3A,
Class A2 144A 144A
4.940%, 5/20/30 144A  113,940 115
Octane Receivables Trust, Series 2024-3A,
Class C 144A 144A
5.510%, 10/20/31 144A  140,000 143
Octane Receivables Trust, Series 2024-RVM1,
Class A 144A 144A
5.010%, 1/22/46 144A  241,323 245
Octane Receivables Trust, Series 2025-RVM1,
Class B 144A 144A
4.830%, 12/20/46 144A  250,000 250
Octane Receivables Trust, Series 2025-RVM1,
Class C 144A 144A
5.260%, 12/20/46 144A  520,000 520
OZLM Funding II, Ltd., Series 2012-2A,
Class AR4 144A 144A
5.038%, (US SOFR 3 Month plus 1.200%),
7/30/37 144A  250,000 250
OZLM XXI, Ltd., Series 2017-21A, Class A1R 144A 144A
5.034%, (US SOFR 3 Month plus 1.150%),
1/20/31 144A  94,160 94
PEAC Solutions Receivables LLC, Series
2025-1A, Class A2 144A 144A
4.940%, 10/20/28 144A  295,000 297
PEAC Solutions Receivables LLC, Series
2025-1A, Class A3 144A 144A
5.040%, 7/20/32 144A  240,000 245
Post Road Equipment Finance, Series 2024-
1A, Class A2 144A 144A
5.590%, 11/15/29 144A  29,101 29
Progress Residential Trust, Series 2021-SFR3,
Class F 144A 144A
3.436%, 5/17/26 144A  200,000 199
Progress Residential Trust, Series 2021-SFR8,
Class C 144A 144A
1.931%, 10/17/38 144A  460,000 452
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A 144A 144A
5.490%, (AFC), 11/25/44 144A ∑ 500,987 505
RCKT Mortgage Trust, Series 2024-CES9,
Class A1A 144A 144A
5.582%, (AFC), 12/25/44 144A ∑ 98,478 99
Rockford Tower CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
5.019%, (US SOFR 3 Month plus 1.130%),
8/20/32 144A  656,050 656
Romark CLO II, Ltd., Series 2018-2A,
Class A2R 144A 144A
5.508%, (US SOFR 3 Month plus 1.650%),
7/25/31 144A  1,075,000 1,076
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class A2 144A 144A
5.644%, 12/15/33 144A  107,394 109
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class D 144A 144A
6.663%, 12/15/33 144A  137,545 140
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class B 144A 144A
5.622%, 6/15/32 144A  162,874 165

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C 144A 144A
5.818%, 6/15/32 144A  162,874 165
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class B 144A 144A
4.965%, 1/18/33 144A  222,133 224
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C 144A 144A
5.141%, 1/18/33 144A  222,133 224
Santander Bank Auto Credit-Linked Notes,
Series 2025-A, Class B 144A 144A
4.484%, 1/16/34 144A  250,000 251
Santander Bank Auto Credit-Linked Notes,
Series 2025-A, Class C 144A 144A
4.661%, 1/16/34 144A  250,000 251
Santander Drive Auto Receivables Trust,
Series 2021-4, Class D
1.670%, 10/15/27  61,454 61
Santander Drive Auto Receivables Trust,
Series 2023-1, Class C
5.090%, 5/15/30  229,377 231
Santander Drive Auto Receivables Trust,
Series 2025-4, Class B
4.270%, 1/15/32  425,000 426
Santander Mortgage Asset Receivables Trust,
Series 2025-CES1, Class A1A 144A 144A
5.036%, (AFC), 9/25/55 144A ∑ 517,839 518
SBNA Auto Lease Trust, Series 2024-B,
Class A4 144A 144A
5.550%, 12/20/28 144A  540,000 547
SCF Equipment Leasing LLC, Series 2023-1A,
Class A3 144A 144A
6.170%, 5/20/32 144A  236,392 240
SCF Equipment Trust LLC, Series 2016-1,
Class A2 144A 144A
4.820%, 7/22/30 144A  169,407 170
SCF Equipment Trust LLC, Series 2016-1,
Class A3 144A 144A
5.110%, 11/21/33 144A  300,000 306
SEB Funding LLC, Series 2024-1A, Class A2 144A 144A
7.386%, 4/30/54 144A  492,000 503
Securitized Term Auto Receivables Trust,
Series 2025-A, Class B 144A 144A
5.038%, 7/25/31 144A  121,371 122
Securitized Term Auto Receivables Trust,
Series 2025-B, Class B 144A 144A
4.925%, 12/29/32 144A  99,162 100
Securitized Term Auto Receivables Trust,
Series 2025-B, Class C 144A 144A
5.121%, 12/29/32 144A  38,139 38
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  118,405 119
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C 144A 144A
5.510%, 1/20/32 144A  55,000 56
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A4 144A 144A
5.260%, 8/20/30 144A  145,000 149
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Sierra Timeshare Receivables Funding Co.
LLC, Series 2021-2A, Class B 144A 144A
1.800%, 9/20/38 144A  44,531 44
Sierra Timeshare Receivables Funding Co.
LLC, Series 2021-2A, Class C 144A 144A
1.950%, 9/20/38 144A  93,020 93
Sierra Timeshare Receivables Funding Co.
LLC, Series 2025-2A, Class B 144A 144A
4.930%, 4/20/44 144A  174,572 175
Sierra Timeshare Receivables Funding LLC,
Series 2025-3A, Class A 144A 144A
4.440%, 8/22/44 144A  89,487 90
Sierra Timeshare Receivables Funding LLC,
Series 2025-3A, Class B 144A 144A
4.640%, 8/22/44 144A  138,705 139
SMB Private Education Loan Trust, Series
2018-B, Class A2A 144A 144A
3.600%, 1/15/37 144A  28,698 29
SMB Private Education Loan Trust, Series
2018-B, Class A2B 144A 144A
4.585%, (US SOFR 1 Month plus 0.835%),
1/15/37 144A  68,670 69
SMB Private Education Loan Trust, Series
2020-B, Class A1A 144A 144A
1.290%, 7/15/53 144A  55,964 53
SMB Private Education Loan Trust, Series
2020-PTB, Class A2A 144A 144A
1.600%, 9/15/54 144A  421,908 401
SMB Private Education Loan Trust, Series
2021-B, Class A 144A 144A
1.310%, 7/17/51 144A  285,663 271
SMB Private Education Loan Trust, Series
2025-A, Class A1A 144A 144A
5.130%, 4/15/54 144A  297,932 302
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2025-CA, Class B 144A 144A
4.250%, 12/20/29 144A  55,000 55
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2025-CA, Class C 144A 144A
4.440%, 8/20/30 144A  200,000 200
Symphony CLO XXIII, Ltd., Series 2020-23A,
Class AR2 144A 144A
4.805%, (US SOFR 3 Month plus 0.900%),
1/15/34 144A  541,099 541
Symphony CLO XXVI, Ltd., Series 2021-26A,
Class AR 144A 144A
5.226%, (US SOFR 3 Month plus 1.342%),
4/20/33 144A  168,823 169
Tricon Residential Trust, Series 2024-SFR2,
Class A 144A 144A
4.750%, 6/17/40 144A  279,116 280
Tricon Residential Trust, Series 2024-SFR2,
Class D 144A 144A
6.000%, 6/17/40 144A  510,000 515
Trinitas CLO VI, Ltd., Series 2025-6A,
Class AR4 144A 144A
4.968%, (US SOFR 3 Month plus 1.110%),
1/25/34 144A  470,000 470

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Trinitas CLO VII, Ltd., Series
2017-7A, Class A1R2 144A 144A
4.918%, (US SOFR 3 Month plus 1.060%),
1/25/35 144A  250,000 250
US Bank NA, Series 2023-1, Class B 144A 144A
6.789%, 8/25/32 144A  53,943 54
Verdant Receivables LLC, Series 2023-1A,
Class A2 144A 144A
6.240%, 1/13/31 144A  252,816 257
Verdant Receivables LLC, Series 2024-1A,
Class A2 144A 144A
5.680%, 12/12/31 144A  86,270 88
Verizon Master Trust, Series 2024-6, Class B
4.420%, 8/20/30  710,000 713
Wheels Fleet Lease Funding 1 LLC, Series
2023-2A, Class A 144A 144A
6.460%, 8/18/38 144A  314,170 318
Wheels Fleet Lease Funding 1 LLC, Series
2024-1A, Class A1 144A 144A
5.490%, 2/18/39 144A  392,587 397
Wheels Fleet Lease Funding 1 LLC, Series
2025-3A, Class A1 144A 144A
4.080%, 9/18/40 144A  200,000 201
Wheels Fleet Lease Funding 1 LLC, Series
2025-3A, Class C 144A 144A
4.790%, 9/18/40 144A  320,000 320
Wingspire Equipment Finance LLC, Series
2025-1A, Class A2 144A 144A
4.330%, 9/20/33 144A  100,000 100
Wingspire Equipment Finance LLC, Series
2025-1A, Class C 144A 144A
4.760%, 9/20/33 144A  100,000 100
World Omni Auto Receivables Trust, Series
2022-A, Class C
2.550%, 9/15/28  325,000 324
World Omni Select Auto Trust, Series 2023-A,
Class B
5.870%, 8/15/28  445,000 447
Zaxbys Funding LLC, Series 2021-1A,
Class A2 144A 144A
3.238%, 7/30/51 144A  540,988 511
Total 66,973
Mortgage Securities (16.8%)
ALA Trust, Series 2025-OANA, Class A 144A 144A
5.494%, (US SOFR 1 Month plus 1.743%),
6/15/40 144A  260,000 261
Angel Oak Mortgage Trust, Series 2020-3,
Class A3 144A 144A
2.872%, (AFC), 4/25/65 144A  28,256 27
Angel Oak Mortgage Trust, Series 2021-1,
Class A1 144A 144A
0.909%, (AFC), 1/25/66 144A  199,993 176
Angel Oak Mortgage Trust, Series 2021-2,
Class A2 144A 144A
1.190%, (AFC), 4/25/66 144A  60,456 53
Angel Oak Mortgage Trust, Series 2025-5,
Class A1 144A 144A
5.573%, (AFC), 4/25/70 144A ∑ 916,984 925
BANK, Series 2024-BNK47, Class A1
5.523%, 6/15/57  77,219 79
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BANK5, Series 2024-5YR11, Class AS
6.139%, 11/15/57  325,000 340
BANK5, Series 2024-5YR12, Class A3
5.902%, (AFC), 12/15/57  540,000 568
BANK5, Series 2024-5YR12, Class AS
6.122%, (AFC), 12/15/57  225,000 235
BANK5, Series 2024-5YR9, Class A1
4.889%, 8/15/57  292,775 296
Benchmark Mortgage Trust, Series 2024-V11,
Class AM
6.201%, (AFC), 11/15/57  275,000 287
Benchmark Mortgage Trust, Series 2024-V8,
Class A1
5.514%, 7/15/57  176,645 180
Benchmark Mortgage Trust, Series 2025-B41,
Class A1
4.401%, 7/15/68  181,476 182
Benchmark Mortgage Trust, Series 2025-V19,
Class A3
5.249%, (CSTR), 1/15/58  160,000 165
BFLD Commercial Mortgage Trust, Series
2025-5MW, Class C 144A 144A
5.451%, (CSTR), 10/10/42 144A  155,000 157
BINOM Securitization Trust, Series 2021-INV1,
Class A3 144A 144A
2.625%, (AFC), 6/25/56 144A  120,885 112
BMO Mortgage Trust, Series 2024-5C4,
Class A3
6.526%, 5/15/57  535,000 568
BPR Trust, Series 2021-TY, Class B 144A 144A
5.015%, (US SOFR 1 Month plus 1.265%),
9/25/38 144A  450,000 449
BX Commercial Mortgage Trust, Series 2024-
GPA3, Class B 144A 144A
5.392%, (US SOFR 1 Month plus 1.642%),
12/15/39 144A  264,877 265
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class A 144A 144A
5.391%, (US SOFR 1 Month plus 1.641%),
5/15/41 144A  365,311 366
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class B 144A 144A
5.591%, (US SOFR 1 Month plus 1.841%),
5/15/41 144A  365,311 366
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class B 144A 144A
5.543%, (US SOFR 1 Month plus 1.793%),
1/15/42 144A  190,000 190
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class C 144A 144A
6.142%, (US SOFR 1 Month plus 2.392%),
1/15/42 144A  500,000 499
BX Trust, Series 2021-VIEW, Class A 144A 144A
5.144%, (US SOFR 1 Month plus 1.395%),
6/15/36 144A  255,000 255
BX Trust, Series 2025-GW, Class A 144A 144A
5.350%, (US SOFR 1 Month plus 1.600%),
7/15/42 144A  590,000 591
BX Trust, Series 2025-VOLT, Class A 144A 144A
5.450%, (US SOFR 1 Month plus 1.700%),
12/15/44 144A  455,000 455

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BX Trust, Series 2025-VOLT, Class B 144A 144A
5.850%, (US SOFR 1 Month plus 2.100%),
12/15/44 144A  685,000 687
CENT, Series 2025-CITY, Class A 144A 144A
4.920%, (CSTR), 7/10/40 144A  455,000 461
CIM Trust, Series 2021-R6, Class A1 144A 144A
1.425%, (AFC), 7/25/61 144A  72,100 67
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A3 144A 144A
2.500%, 8/25/50 144A  203,630 180
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A4 144A 144A
2.500%, (AFC), 8/25/50 144A  282,819 249
COLT Mortgage Loan Trust, Series 2021-1,
Class A2 144A 144A
1.167%, (AFC), 6/25/66 144A  177,344 155
COLT Mortgage Loan Trust, Series 2024-6,
Class A2 144A 144A
5.644%, (AFC), 11/25/69 144A ∑ 487,914 490
COLT Mortgage Loan Trust, Series 2024-INV4,
Class A3 144A 144A
6.111%, (AFC), 5/25/69 144A ∑ 478,261 484
COLT Mortgage Loan Trust, Series 2025-10,
Class A1F 144A 144A
5.074%, (US 30 Day Average SOFR plus
1.200%), (AFC), 10/25/70 144A  368,194 369
COLT Mortgage Loan Trust, Series 2025-4,
Class A1 144A 144A
5.794%, (AFC), 4/25/70 144A ∑ 190,358 193
COLT Mortgage Loan Trust, Series 2025-INV2,
Class A1 144A 144A
5.601%, (AFC), 2/25/70 144A ∑ 373,177 377
COMM Mortgage Trust, Series 2014-CR15,
Class B
3.913%, (CSTR), 2/10/47  151,465 149
Connecticut Avenue Securities Trust, Series
2025-R01, Class 1M1 144A 144A
4.974%, (US 30 Day Average SOFR plus
1.100%), 1/25/45 144A  283,836 284
Connecticut Avenue Securities Trust, Series
2025-R03, Class 2A1 144A 144A
5.324%, (US 30 Day Average SOFR plus
1.450%), 3/25/45 144A  162,224 163
Connecticut Avenue Securities Trust, Series
2025-R06, Class 1M1 144A 144A
4.824%, (US 30 Day Average SOFR plus
0.950%), 9/25/45 144A  263,548 264
Cross Mortgage Trust, Series 2024-H6,
Class A2 144A 144A
5.383%, (AFC), 9/25/69 144A ∑ 301,961 303
DBC Mortgage Trust, Series 2025-DBC,
Class A 144A 144A
5.101%, (US SOFR 1 Month plus 1.350%),
11/15/42 144A  610,000 610
Deephaven Residential Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.260%, (AFC), 4/25/66 144A  83,305 75
EFMT, Series 2024-INV2, Class A1 144A 144A
5.035%, (AFC), 10/25/69 144A ∑ 408,912 409
EFMT, Series 2024-INV2, Class A2 144A 144A
5.289%, (AFC), 10/25/69 144A ∑ 232,434 233
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
EFMT, Series 2025-INV2, Class A1 144A 144A
5.387%, (AFC), 5/26/70 144A ∑ 185,807 187
EFMT, Series 2025-INV4, Class A1F 144A 144A
5.065%, (US 30 Day Average SOFR plus
1.200%), (AFC), 10/25/70 144A  191,336 192
EFMT, Series 2025-INV5, Class A1 144A 144A
5.077%, 12/1/70 144A  239,074 240
EFMT, Series 2025-NQM5, Class A1 144A 144A
5.033%, 11/25/70 144A  235,795 236
EFMT, Series 2025-NQM6, Class A1 144A 144A
5.001%, 12/25/70 144A  400,000 400
Ellington Financial Mortgage Trust, Series
2019-2, Class A3 144A 144A
3.046%, (AFC), 11/25/59 144A  22,239 22
Ellington Financial Mortgage Trust, Series
2021-3, Class A3 144A 144A
1.550%, (AFC), 9/25/66 144A  126,493 107
Extended Stay America Trust, Series 2025-
ESH, Class C 144A 144A
5.600%, (US SOFR 1 Month plus 1.850%),
10/15/42 144A  230,000 230
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52  468,245 402
2.500%, 4/1/52  250,798 216
3.000%, 11/1/34  22,155 21
3.000%, 6/1/52  433,143 384
3.500%, 3/1/46  24,965 24
3.500%, 12/1/47  230,961 217
4.000%, 12/1/49  71,377 69
4.500%, 5/1/50  44,103 43
4.500%, 9/1/52  1,484,338 1,456
4.500%, 2/1/53  120,173 118
5.000%, 12/1/41  86,548 89
5.000%, 10/1/54  474,850 477
5.000%, 6/1/55  17,456 17
5.500%, 8/1/53  471,153 482
5.500%, 10/1/54  93,063 95
5.500%, 4/1/55  671,273 683
5.500%, 7/1/55  378,762 385
6.000%, 9/1/34  720 1
6.000%, 2/1/35  13,024 14
6.000%, 9/1/35  4,431 5
6.000%, 10/1/54  583,028 601
6.000%, 12/1/54  195,001 200
6.000%, 2/1/55  65,880 68
6.000%, 5/1/55  254,610 262
6.000%, 8/1/55  2,112,058 2,173
6.500%, 9/1/54  55,679 58
6.500%, 12/1/54  30,686 32
6.500%, 1/1/55  77,125 80
6.500%, 6/1/55  571,787 595
7.000%, 3/1/39  20,457 21
7.500%, 6/1/38  17,598 19
Federal Home Loan Mortgage Corp., Series
K753, Class A1
4.600%, 6/25/30  312,135 318
Federal National Mortgage Association
2.000%, 10/1/50  183,374 150
2.500%, 1/1/52  641,319 549
3.000%, 9/1/28  54,187 54

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 12/1/34  49,773 48
3.000%, 3/1/35  20,690 20
3.500%, 5/1/27  31,230 31
3.500%, 4/1/46  160,206 152
3.500%, 2/1/48  277,621 261
3.500%, 1/1/52  102,200 95
4.000%, 1/1/47  42,605 41
4.000%, 2/1/49  8,477 8
4.000%, 11/1/49  24,707 24
4.000%, 12/1/49  7,769 7
4.000%, 8/1/52  164,001 156
4.000%, 9/1/52  1,320,734 1,258
4.500%, 5/1/40  31,319 32
4.500%, 9/1/40  28,011 28
4.500%, 5/1/41  57,016 57
4.500%, 8/1/48  16,836 17
4.500%, 9/1/48  15,711 16
4.500%, 10/1/48  116,840 116
4.500%, 11/1/48  22,075 22
4.500%, 12/1/48  117,700 117
4.500%, 5/1/49  62,203 62
4.500%, 1/1/50  15,509 15
4.500%, 11/1/52  784,866 769
5.000%, 10/1/33  40,450 41
5.000%, 6/1/40  26,777 28
5.000%, 7/1/45  39,756 41
5.000%, 9/1/48  37,402 38
5.000%, 2/1/49  17,287 17
5.000%, 8/1/49  14,263 14
5.000%, 10/1/52  529,906 532
5.000%, 9/1/53  2,348,807 2,354
5.000%, 10/1/53  1,712,709 1,713
5.000%, 9/1/54  755,012 757
5.000%, 10/1/55  697,425 701
5.000%, 12/1/55  243,417 243
5.500%, 8/1/37  24,659 25
5.500%, 2/1/38  97,675 100
5.500%, 9/1/53  22,196 23
5.500%, 10/1/53  293,052 300
5.500%, 2/1/54  370,544 379
5.500%, 3/1/54  516,600 529
5.500%, 5/1/54  41,294 42
5.500%, 9/1/54  1,640,310 1,668
5.500%, 10/1/54  192,986 197
5.500%, 9/1/55  783,626 798
5.500%, 10/1/55  506,439 516
6.000%, 3/1/34  19,939 21
6.000%, 8/1/34  57,509 60
6.000%, 11/1/34  2,229 2
6.000%, 12/1/34  781 1
6.000%, 4/1/35  1,400 1
6.000%, 5/1/38  1,033 1
6.000%, 10/1/40  49,958 53
6.000%, 2/1/49  201,346 213
6.000%, 6/1/54  523,376 539
6.000%, 8/1/54  184,457 191
6.500%, 7/1/32  6,120 6
6.500%, 12/1/32  5,442 6
6.500%, 9/1/54  33,663 35
6.500%, 1/1/55  36,070 37
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
6.500%, 2/1/55  103,111 108
6.500%, 6/1/55  397,135 413
Federal National Mortgage Association, Series
2017-90, Class KA
3.000%, 11/25/47  125,048 119
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11 144A 144A
4.696%, (US SOFR 1 Month plus 0.965%),
3/25/50 144A  82,144 79
Galton Funding Mortgage Trust, Series 2018-
1, Class A33 144A 144A
3.500%, (AFC), 11/25/57 144A  17,280 16
Galton Funding Mortgage Trust, Series 2019-
1, Class A21 144A 144A
4.500%, (AFC), 2/25/59 144A  18,481 18
Galton Funding Mortgage Trust, Series 2019-
1, Class A32 144A 144A
4.000%, (AFC), 2/25/59 144A  8,040 8
Galton Funding Mortgage Trust, Series 2019-
H1, Class M1 144A 144A
3.339%, (AFC), 10/25/59 144A  260,000 248
Galton Funding Mortgage Trust, Series 2020-
H1, Class M1 144A 144A
2.832%, (AFC), 1/25/60 144A  285,000 239
GCAT Trust, Series 2020-NQM1, Class A3 144A 144A
3.554%, (AFC), 1/25/60 144A ∑ 63,445 63
GCAT Trust, Series 2025-NQM1, Class A1 144A 144A
5.373%, (AFC), 11/25/69 144A ∑ 277,406 279
Government National Mortgage Association
3.000%, 9/20/47  374,833 341
3.500%, 12/20/42  2,428 2
3.500%, 9/20/43  33,173 31
3.500%, 8/20/44  62,836 59
3.500%, 10/20/46  427 –π
3.500%, 11/20/46  25,568 24
3.500%, 1/20/47  28,038 26
3.500%, 7/20/52  869,486 800
4.000%, 3/20/48  47,396 45
4.000%, 4/20/50  186,681 177
4.000%, 10/20/50  118,452 113
4.000%, 9/20/52  159,916 152
4.500%, 7/20/41  133,811 135
5.000%, 3/20/34  113,268 115
5.000%, 1/20/48  20,447 21
5.000%, 2/20/48  104,514 107
5.500%, 6/20/37  28,939 30
5.500%, 9/15/45  82,806 86
5.500%, 3/20/48  15,949 16
5.500%, 12/20/48  8,428 9
5.500%, 2/20/49  110,372 113
Government National Mortgage Association
TBA
5.000%, 1/15/55  2,275,000 2,270
5.500%, 1/15/55  1,045,000 1,055
GS Mortgage Backed Securities Trust, Series
2014-EB1A, Class 2A1 144A 144A
5.938%, (CSTR), 7/25/44 144A  1,522 1
HILT Commercial Mortgage Trust, Series
2024-ORL, Class B 144A 144A
5.691%, (US SOFR 1 Month plus 1.941%),
5/15/37 144A  485,000 486

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
HOMES Trust, Series 2025-NQM2, Class A1 144A 144A
5.425%, (AFC), 2/25/70 144A ∑ 232,086 234
HOMES Trust, Series 2025-NQM4, Class A1 144A 144A
5.220%, (AFC), 8/25/70 144A ∑ 227,817 229
Hudson Yards, Series 2025-SPRL, Class A 144A 144A
5.467%, (CSTR), 1/13/40 144A  345,000 358
HYT Commercial Mortgage Trust, Series
2024-RGCY, Class A 144A 144A
5.592%, (US SOFR 1 Month plus 1.842%),
9/15/41 144A  345,000 346
Imperial Fund Mortgage Trust, Series 2021-
NQM1, Class A2 144A 144A
1.205%, (AFC), 6/25/56 144A  66,446 58
Imperial Fund Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.516%, (AFC), 9/25/56 144A  180,134 155
Imperial Fund Mortgage Trust, Series 2022-
NQM4, Class A1 144A 144A
4.767%, (AFC), 6/25/67 144A ∑ 570,137 568
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-NINE, Class B 144A 144A
2.949%, (CSTR), 9/6/38 144A  390,000 385
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A15 144A 144A
3.500%, (AFC), 8/25/50 144A  54,297 49
JP Morgan Mortgage Trust, Series 2025-
DSC1, Class A1 144A 144A
5.577%, (AFC), 9/25/65 144A  530,294 536
JP Morgan Mortgage Trust, Series 2025-
DSC2, Class A1 144A 144A
5.195%, (AFC), 10/25/65 144A  242,545 244
LSTAR Commercial Mortgage Trust, Series
2017-5, Class AS 144A 144A
4.021%, 3/10/50 144A  340,000 331
MED Commercial Mortgage Trust, Series
2024-MOB, Class A 144A 144A
5.342%, (US SOFR 1 Month plus 1.592%),
5/15/41 144A  440,000 438
MetLife Securitization Trust, Series 2017-1A,
Class A 144A 144A
3.000%, (AFC), 4/25/55 144A  44,181 43
MFRA Trust, Series 2021-INV1, Class A1 144A 144A
0.852%, (AFC), 1/25/56 144A  29,890 29
MFRA Trust, Series 2021-NQM2, Class A2 144A 144A
1.317%, (AFC), 11/25/64 144A  81,394 73
MFRA Trust, Series 2025-NQM4, Class A1F 144A 144A
5.074%, (US 30 Day Average SOFR plus
1.200%), (AFC), 8/25/70 144A  977,870 980
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2025-C35, Class A1
4.609%, 8/15/58  62,075 63
Morgan Stanley Residential Mortgage Loan
Trust, Series 2021-2, Class A4 144A 144A
2.500%, (AFC), 5/25/51 144A  106,126 96
New Residential Mortgage Loan Trust, Series
2025-NQM4, Class A2 144A 144A
5.603%, (AFC), 7/25/65 144A ∑ 698,411 702
New Residential Mortgage Loan Trust, Series
2025-NQM6, Class A1 144A 144A
5.085%, 10/25/65 144A  829,115 832
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A2 144A 144A
5.264%, (AFC), 10/26/65 144A ∑ 135,000 135
NYC Commercial Mortgage Trust, Series
2025-28L, Class B 144A 144A
5.007%, (CSTR), 11/5/38 144A  215,000 215
OBX Trust, Series 2019-EXP2, Class 2A2 144A 144A
5.269%, (US SOFR 1 Month plus 1.315%),
7/25/59 144A  19,501 19
OBX Trust, Series 2019-EXP3, Class 2A1 144A 144A
4.746%, (US SOFR 1 Month plus 1.015%),
(AFC), 10/25/59 144A  61,584 61
OBX Trust, Series 2020-EXP1, Class 2A1 144A 144A
4.596%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  102,900 101
OBX Trust, Series 2020-EXP1, Class 2A1B 144A 144A
4.596%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  507,732 499
OBX Trust, Series 2020-EXP1, Class 2A2 144A 144A
4.796%, (US SOFR 1 Month plus 1.065%),
2/25/60 144A  43,209 43
OBX Trust, Series 2020-EXP2, Class A9 144A 144A
3.000%, (AFC), 5/25/60 144A  33,354 30
OBX Trust, Series 2020-EXP3, Class 2A1 144A 144A
4.746%, (US SOFR 1 Month plus 1.015%),
1/25/60 144A  136,425 136
OBX Trust, Series 2020-INV1, Class A5 144A 144A
3.500%, (AFC), 12/25/49 144A  31,770 29
OBX Trust, Series 2021-NQM1, Class A3 144A 144A
1.329%, (AFC), 2/25/66 144A  292,150 258
OBX Trust, Series 2025-NQM15, Class A1 144A 144A
5.143%, (AFC), 7/27/65 144A ∑ 94,024 94
OBX Trust, Series 2025-NQM15, Class A1F 144A 144A
5.024%, (US 30 Day Average SOFR plus
1.150%), (AFC), 7/27/65 144A  164,542 165
ONE Park Mortgage Trust, Series 2021-PARK,
Class B 144A 144A
4.814%, (US SOFR 1 Month plus 1.065%),
3/15/36 144A  755,000 752
ONE Park Mortgage Trust, Series 2021-PARK,
Class C 144A 144A
4.964%, (US SOFR 1 Month plus 1.215%),
3/15/36 144A  405,000 403
PENN Commercial Mortgage Trust, Series
2025-P11, Class A 144A 144A
5.522%, (CSTR), 8/12/42 144A  480,000 492
ROCC Trust, Series 2024-CNTR, Class A 144A 144A
5.388%, 11/13/41 144A  450,000 462
SDR Commercial Mortgage Trust, Series
2024-DSNY, Class B 144A 144A
5.491%, (US SOFR 1 Month plus 1.741%),
5/15/39 144A  400,000 399
Sequoia Mortgage Trust, Series 2018-CH2,
Class A21 144A 144A
4.000%, (AFC), 6/25/48 144A  13,745 13
Sequoia Mortgage Trust, Series 2018-CH2,
Class A3 144A 144A
4.000%, (AFC), 6/25/48 144A  31,705 30
Sequoia Mortgage Trust, Series 2018-CH3,
Class A19 144A 144A
4.500%, (AFC), 8/25/48 144A  719 1

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
SG Residential Mortgage Trust, Series 2025-1,
Class A1 144A 144A
5.098%, 12/25/65 144A  160,000 160
SG Residential Mortgage Trust, Series 2025-1,
Class A2 144A 144A
5.250%, (AFC), 12/25/65 144A ∑ 100,000 100
STACR Trust, Series 2021-DNA5, Class M2 144A 144A
5.524%, (US 30 Day Average SOFR plus
1.650%), 1/25/34 144A  60,938 61
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
4.724%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  33,414 33
STACR Trust, Series 2021-DNA7, Class M2 144A 144A
5.674%, (US 30 Day Average SOFR plus
1.800%), 11/25/41 144A  375,000 378
STACR Trust, Series 2022-DNA5, Class M1A 144A 144A
6.824%, (US 30 Day Average SOFR plus
2.950%), 6/25/42 144A  235,510 240
STACR Trust, Series 2023-HQA3, Class A1 144A 144A
5.724%, (US 30 Day Average SOFR plus
1.850%), 11/25/43 144A  147,854 149
STACR Trust, Series 2024-HQA1, Class A1 144A 144A
5.124%, (US 30 Day Average SOFR plus
1.250%), 3/25/44 144A  660,517 662
STACR Trust, Series 2025-DNA1, Class A1 144A 144A
4.824%, (US 30 Day Average SOFR plus
0.950%), 1/25/45 144A  99,000 99
STACR Trust, Series 2025-DNA3, Class M1 144A 144A
4.974%, (US 30 Day Average SOFR plus
1.100%), 9/25/45 144A  379,031 380
STACR Trust, Series 2025-DNA4, Class A1 144A 144A
4.774%, (US 30 Day Average SOFR plus
0.900%), 10/25/45 144A  545,750 546
STACR Trust, Series 2025-DNA4, Class M1 144A 144A
4.974%, (US 30 Day Average SOFR plus
1.100%), 10/25/45 144A  199,500 200
Starwood Mortgage Residential Trust, Series
2019-INV1, Class A3 144A 144A
2.916%, (AFC), 9/27/49 144A  59,141 59
Starwood Mortgage Residential Trust, Series
2020-1, Class A2 144A 144A
2.408%, (AFC), 2/25/50 144A  119,631 115
Starwood Mortgage Residential Trust, Series
2021-2, Class A1 144A 144A
0.943%, (AFC), 5/25/65 144A  87,501 83
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  418,194 373
Toorak Mortgage Corp., Series 2021-INV1,
Class A2 144A 144A
1.409%, (AFC), 7/25/56 144A  69,849 63
Towd Point Mortgage Trust, Series 2018-1,
Class A1 144A 144A
3.000%, (AFC), 1/28/58 144A  8,395 8
Towd Point Mortgage Trust, Series 2019-HY3,
Class A2 144A 144A
5.146%, (US SOFR 1 Month plus 1.415%),
(AFC), 10/25/59 144A  650,000 649
Towd Point Mortgage Trust, Series 2022-4,
Class A1 144A 144A
3.750%, (AFC), 9/25/62 144A  627,489 605
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
TX Trust, Series 2024-HOU, Class B 144A 144A
5.841%, (US SOFR 1 Month plus 2.091%),
6/15/39 144A  535,000 536
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  53,538 48
Verus Securitization Trust, Series 2021-1,
Class A2 144A 144A
1.052%, (AFC), 1/25/66 144A  74,304 68
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  43,709 40
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  103,629 95
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  37,150 36
Verus Securitization Trust, Series 2021-R1,
Class A2 144A 144A
1.057%, (AFC), 10/25/63 144A  16,644 16
Verus Securitization Trust, Series 2021-R2,
Class A1 144A 144A
0.918%, (AFC), 2/25/64 144A  87,820 83
Verus Securitization Trust, Series 2023-6,
Class A2 144A 144A
6.939%, (AFC), 9/25/68 144A ∑ 147,780 149
Verus Securitization Trust, Series 2023-7,
Class A2 144A 144A
7.272%, (AFC), 10/25/68 144A ∑ 182,362 184
Verus Securitization Trust, Series 2023-8,
Class A2 144A 144A
6.664%, (AFC), 12/25/68 144A ∑ 107,166 108
Verus Securitization Trust, Series 2025-3,
Class A1 144A 144A
5.623%, (AFC), 5/25/70 144A ∑ 199,790 202
Verus Securitization Trust, Series 2025-7,
Class A1F 144A 144A
5.074%, (US 30 Day Average SOFR plus
1.200%), (AFC), 8/25/70 144A  439,366 441
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  21,312 21
Total 67,695
Total Structured Products (Cost: $134,729) 134,668
144A 144A 144A
Short-Term Investments ( 2.7% )
Commercial Paper (2.7%)
The AES Corp.
1.375%, 1/15/26 815,000 814
Bunge, Ltd. Finance Corp.
2.000%, 4/21/26 200,000 199
Conagra Foods, Inc.  144A  144A
0.000%, 1/6/26 144A 885,000 884
Crown Castle, Inc.  144A  144A
0.000%, 1/22/26 144A 1,095,000 1,092
Edison International  144A  144A
0.000%, 1/20/26 144A 865,000 863
Harley-Davidson Financial Services, Inc.  144A  144A

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (2.7%) Shares/ Par
+
Value
$ (000’s)
Commercial Paper continued
0.000%, 1/6/26 144A 1,110,000 1,109
HCA, Inc.  144A  144A
0.000%, 1/5/26 144A 1,000,000 1,000
International Flavors & Fragrances, Inc.  144A  144A
0.000%, 1/15/26 144A 685,000 684
Jabil, Inc.  144A  144A
0.000%, 1/9/26 144A 1,085,000 1,084
Ovintiv , Inc.  144A  144A
0.000%, 1/20/26 144A 2,080,000 2,075
Southern California Edison Co.  144A  144A
0.000%, 1/6/26 144A 1,085,000 1,084
Total 10,888
Total Short-Term Investments (Cost: $10,888) 10,888
Total Investments (98.4%) (Cost: $394,217)
@
395,901
Other Assets, Less Liabilities (1.6%) 6,500
Net Assets (100.0%) 402,401
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 5,600 56 3/26 $ 6,121 $ 18 $ 7
Ten-Year US Treasury Note Future Short USD 9,400 94 3/26 10,569 83 19
Two-Year US Treasury Note Future Long USD 90,400 452 3/26 94,373 (49) (32)
Ultra Long-Term US Treasury Bond Future Short USD 2,700 27 3/26 3,186 58 10
Ultra Ten-Year US Treasury Note Future Short USD 3,900 39 3/26 4,486 19 7
$ 129 $ 11
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 43 $ 43 $ – $ (32) $ (32) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At December 31, 2025, the aggregate value of these securities was $6,846 (in thousands), representing 1.7% of net assets.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $151,561 representing
37.7% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π Amount is less than one thousand.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $394,346 and the net unrealized appreciation of investments based on that cost was $1,684 which is comprised of $3,029 aggregate gross unrealized appreciation and
$1,345 aggregate gross unrealized depreciation.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 164,586 $ —
Governments — 85,759 —
Structured Products — 134,668 —
Short-Term Investments — 10,888 —
Other Financial Instruments^
Futures 178 — —
Total Assets:
$ 178 $ 395,901 $ —
Liabilities:
Other Financial Instruments^
Futures (49) — —
Total Liabilities:
$ (49) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
For the period ended December 31, 2025, there was a transfer from Level 3 to Level 2 in the amount of $99 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

Schedule of Investments
December 31, 2025
Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 24.2% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (0.0%)
Suzano Netherlands BV
5.500%, 1/15/36 850,000 843
Total 843
Communications (2.7%)
Alphabet, Inc.
4.375%, 11/15/32 1,206,000 1,210
4.700%, 11/15/35 2,813,000 2,814
5.250%, 5/15/55 1,336,000 1,280
5.300%, 5/15/65 1,336,000 1,256
5.450%, 11/15/55 1,045,000 1,025
Amazon.com, Inc.
3.900%, 11/20/28 1,888,000 1,894
4.100%, 11/20/30 1,888,000 1,890
4.350%, 3/20/33 2,361,000 2,353
4.650%, 11/20/35 3,241,000 3,228
5.450%, 11/20/55 1,369,000 1,336
5.550%, 11/20/65 1,369,000 1,328
AT&T, Inc.
3.500%, 6/1/41 889,000 699
3.500%, 9/15/53 1,379,000 923
3.550%, 9/15/55 1,377,000 917
3.650%, 9/15/59 871,000 574
3.800%, 12/1/57 1,213,000 834
4.900%, 11/1/35 1,630,000 1,610
5.550%, 11/1/45 1,304,000 1,256
5.700%, 11/1/54 1,304,000 1,251
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.500%, 6/1/41 478,000 340
3.500%, 3/1/42 2,336,000 1,621
3.900%, 6/1/52 678,000 438
5.250%, 4/1/53 1,143,000 904
5.500%, 4/1/63 486,000 383
5.850%, 12/1/35 1,767,000 1,763
6.700%, 12/1/55 1,729,000 1,658
Cisco Systems, Inc.
5.500%, 2/24/55 1,646,000 1,627
Comcast Corp.
2.987%, 11/1/63 1,041,000 563
4.049%, 11/1/52 897,000 656
5.350%, 5/15/53 414,000 372
MercadoLibre, Inc.
4.900%, 1/15/33 1,927,000 1,908
Meta Platforms, Inc.
4.200%, 11/15/30 3,468,000 3,475
4.600%, 11/15/32 2,415,000 2,434
4.875%, 11/15/35 3,220,000 3,216
5.400%, 8/15/54 1,687,000 1,569
5.500%, 11/15/45 805,000 782
5.550%, 8/15/64 2,581,000 2,394
5.625%, 11/15/55 805,000 773
5.750%, 11/15/65 805,000 768
Uber Technologies, Inc.
4.150%, 1/15/31 2,443,000 2,434
Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Communications continued
4.800%, 9/15/34 2,388,000 2,387
4.800%, 9/15/35 1,628,000 1,619
5.350%, 9/15/54 1,120,000 1,068
Verizon Communications, Inc.
2.987%, 10/30/56 1,394,000 829
4.750%, 1/15/33 1,619,000 1,618
5.000%, 1/15/36 1,619,000 1,605
5.250%, 4/2/35 4,314,000 4,385
5.750%, 11/30/45 1,093,000 1,085
5.875%, 11/30/55 2,161,000 2,135
6.000%, 11/30/65 2,160,000 2,132
Total 76,619
Consumer, Cyclical (1.2%)
Delta Air Lines, Inc.
4.950%, 7/10/28 3,772,000 3,840
5.250%, 7/10/30 4,243,000 4,360
Delta Air Lines, Inc./SkyMiles IP, Ltd.  144A  144A
4.750%, 10/20/28 144A 3,053,000 3,071
Dick's Sporting Goods, Inc.
4.100%, 1/15/52 1,783,000 1,303
Ford Motor Credit Co. LLC
2.900%, 2/10/29 4,568,000 4,293
General Motors Financial Co., Inc.
2.700%, 6/10/31 3,534,000 3,200
The Home Depot, Inc.
3.625%, 4/15/52 905,000 660
Hyundai Capital America  144A  144A
4.500%, 9/18/30 144A 1,222,000 1,222
5.150%, 3/27/30 144A 1,387,000 1,421
Lowe's Companies, Inc.
3.500%, 4/1/51 1,124,000 780
4.250%, 3/15/31 2,185,000 2,176
4.250%, 4/1/52 2,070,000 1,631
4.850%, 10/15/35 2,033,000 2,016
McDonald's Corp.
6.300%, 3/1/38 1,418,000 1,569
Southwest Airlines Co.
5.250%, 11/15/35 2,822,000 2,760
Total 34,302
Consumer, Non-cyclical (4.3%)
AbbVie, Inc.
3.200%, 11/21/29 3,459,000 3,354
4.050%, 11/21/39 983,000 877
4.250%, 11/21/49 3,412,000 2,810
4.550%, 3/15/35 406,000 400
4.800%, 3/15/27 2,346,000 2,371
4.875%, 3/15/30 1,887,000 1,944
4.950%, 3/15/31 1,408,000 1,456
5.050%, 3/15/34 1,828,000 1,879
5.200%, 3/15/35 1,129,000 1,168
Alcon Finance Corp.  144A  144A
5.375%, 12/6/32 144A 2,809,000 2,934
Altria Group, Inc.
3.875%, 9/16/46 766,000 576

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Amgen, Inc.
5.600%, 3/2/43 1,353,000 1,361
5.650%, 3/2/53 427,000 418
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.700%, 2/1/36 4,878,000 4,828
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 1/23/39 947,000 980
BAT Capital Corp.
4.540%, 8/15/47 1,964,000 1,629
6.250%, 8/15/55 1,392,000 1,435
7.081%, 8/2/53 513,000 582
Bunge, Ltd. Finance Corp.
5.150%, 8/4/35 2,431,000 2,469
CVS Health Corp.
4.300%, 3/25/28 1,927,000 1,933
4.780%, 3/25/38 1,501,000 1,417
5.050%, 3/25/48 4,071,000 3,589
5.550%, 6/1/31 1,860,000 1,947
5.700%, 6/1/34 1,910,000 2,002
Eli Lilly & Co.
4.200%, 8/14/29 2,948,000 2,977
4.250%, 3/15/31 2,834,000 2,855
4.600%, 8/14/34 1,676,000 1,681
4.700%, 2/9/34 926,000 939
4.900%, 2/12/32 713,000 737
5.050%, 8/14/54 228,000 214
5.100%, 2/12/35 531,000 549
5.500%, 2/12/55 1,173,000 1,174
5.550%, 10/15/55 590,000 594
5.600%, 2/12/65 1,294,000 1,298
Gilead Sciences, Inc.
4.000%, 9/1/36 948,000 882
HCA, Inc.
5.250%, 6/15/49 1,206,000 1,090
5.500%, 3/1/32 3,213,000 3,348
5.900%, 6/1/53 704,000 689
6.200%, 3/1/55 944,000 962
Imperial Brands Finance PLC  144A  144A
5.625%, 7/1/35 144A 1,914,000 1,965
JBS NV / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. Holdings  144A  144A
6.375%, 4/15/66 144A 488,000 486
JBS USA Holding LUX SARL / JBS USA Food
Co. / JBS LUX Co. SARL
3.000%, 5/15/32 1,832,000 1,645
3.625%, 1/15/32 2,465,000 2,307
5.750%, 4/1/33 605,000 632
6.500%, 12/1/52 1,279,000 1,319
7.250%, 11/15/53 1,957,000 2,191
Merck & Co., Inc.
2.350%, 6/24/40 787,000 567
4.450%, 12/4/32 1,670,000 1,672
4.750%, 12/4/35 1,254,000 1,249
5.550%, 12/4/55 794,000 783
Novartis Capital Corp.
4.100%, 11/5/30 2,166,000 2,164
4.600%, 11/5/35 3,580,000 3,547
PepsiCo, Inc.
4.100%, 1/15/29 2,362,000 2,375
Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
4.300%, 7/23/30 1,309,000 1,322
Pfizer, Inc.
3.875%, 11/15/27 1,889,000 1,895
4.200%, 11/15/30 2,692,000 2,704
4.500%, 11/15/32 2,185,000 2,190
4.875%, 11/15/35 1,134,000 1,137
Philip Morris International, Inc.
4.125%, 4/28/28 4,107,000 4,125
4.375%, 4/30/30 3,477,000 3,498
4.875%, 4/30/35 3,686,000 3,698
Roche Holdings, Inc.  144A  144A
4.075%, 12/2/30 144A 1,805,000 1,800
4.374%, 12/2/32 144A 2,714,000 2,704
UnitedHealth Group, Inc.
3.050%, 5/15/41 435,000 330
5.500%, 7/15/44 1,134,000 1,126
5.625%, 7/15/54 2,556,000 2,507
5.875%, 2/15/53 1,717,000 1,731
Verisk Analytics, Inc.
4.500%, 8/15/30 1,621,000 1,633
5.125%, 2/15/36 1,810,000 1,818
Total 121,468
Energy (1.1%)
Aker BP ASA  144A  144A
5.250%, 10/30/35 144A 3,309,000 3,233
5.800%, 10/1/54 144A 442,000 402
Chevron USA, Inc.
4.300%, 10/15/30 1,689,000 1,705
Energy Transfer LP
5.250%, 7/1/29 2,366,000 2,435
5.300%, 4/15/47 947,000 840
5.700%, 4/1/35 2,764,000 2,861
5.950%, 5/15/54 3,808,000 3,609
6.000%, 2/1/29 144A 1,716,000 1,735
6.050%, 9/1/54 952,000 915
EOG Resources, Inc.
4.400%, 1/15/31 2,741,000 2,752
Equinor ASA
4.500%, 9/3/30 807,000 819
4.750%, 11/14/35 1,855,000 1,845
5.125%, 6/3/35 812,000 834
Galaxy Pipeline Assets Bidco, Ltd.  144A  144A
2.160%, 3/31/34 144A 1,400,478 1,267
2.625%, 3/31/36 144A 1,280,000 1,128
Kinder Morgan, Inc.
5.150%, 6/1/30 457,000 472
ONEOK, Inc.
5.050%, 11/1/34 487,000 483
5.700%, 11/1/54 2,027,000 1,889
5.850%, 11/1/64 377,000 354
6.250%, 10/15/55 1,216,000 1,219
Total 30,797
Financial (8.7%)
Agree LP
2.000%, 6/15/28 1,446,000 1,378
2.600%, 6/15/33 394,000 340
4.800%, 10/1/32 870,000 875
5.600%, 6/15/35 1,416,000 1,482

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
American Express Co.
4.918%, (US SOFR plus 1.220%), 7/20/33 α 2,770,000 2,819
5.442%, (US SOFR Index plus
1.320%), 1/30/36 α 1,677,000 1,742
American Homes 4 Rent LP
3.625%, 4/15/32 1,596,000 1,507
4.300%, 4/15/52 716,000 569
4.950%, 6/15/30 1,219,000 1,243
5.500%, 7/15/34 649,000 670
Ares Management Corp.
5.600%, 10/11/54 1,412,000 1,337
Banco Santander
4.551%, 11/6/30 3,000,000 3,003
5.127%, 11/6/35 1,400,000 1,400
Bank of America Corp.  α
1.734%, (US SOFR plus 0.960%), 7/22/27 α 1,108,000 1,094
The Bank of New York Mellon Corp.  α
4.942%, (US SOFR plus 0.887%), 2/11/31 α 2,665,000 2,740
Blackstone Reg Finance Co. LLC
4.300%, 11/3/30 1,709,000 1,708
4.950%, 2/15/36 1,014,000 1,007
Brixmor Operating Partnership LP
2.500%, 8/16/31 1,527,000 1,373
4.850%, 2/15/33 668,000 669
Brookfield Asset Management, Ltd.
4.653%, 11/15/30 2,428,000 2,445
5.298%, 1/15/36 1,619,000 1,617
6.077%, 9/15/55 954,000 975
CaixaBank SA  144A  144A
4.634%, (US SOFR plus 1.140%), 7/3/29
144A α 3,123,000 3,154
4.885%, (US SOFR plus 1.360%), 7/3/31
144A α 3,123,000 3,166
5.581%, (US SOFR plus 1.790%), 7/3/36
144A α 1,880,000 1,932
Canadian Imperial Bank of Commerce
4.243%, (US SOFR Index plus
0.600%), 9/8/28 α 2,860,000 2,871
4.580%, (US SOFR Index plus
1.170%), 9/8/31 α 3,062,000 3,085
Capital One Financial Corp.
5.197%, (US SOFR plus 1.630%), 9/11/36 α 2,398,000 2,386
6.051%, (US SOFR plus 2.260%), 2/1/35 α 3,627,000 3,861
CBRE Services, Inc.
4.900%, 1/15/33 1,415,000 1,422
5.500%, 6/15/35 1,228,000 1,268
The Charles Schwab Corp.
4.343%, (US SOFR plus 0.940%), 11/14/31
α 4,363,000 4,356
4.914%, (US SOFR plus 1.230%), 11/14/36
α 3,804,000 3,778
Citigroup, Inc.
4.503%, (US SOFR plus 1.171%), 9/11/31 α 3,503,000 3,514
4.542%, (US SOFR plus 1.338%), 9/19/30 α 1,529,000 1,541
4.786%, (US SOFR plus 0.870%), 3/4/29 α 3,300,000 3,347
4.952%, (US SOFR plus 1.463%), 5/7/31 α 2,424,000 2,476
5.174%, (US SOFR plus 1.488%), 9/11/36 α 2,279,000 2,300
5.333%, (US SOFR plus 1.465%), 3/27/36 α 3,326,000 3,402
5.612%, (US SOFR plus 1.746%), 3/4/56 α 2,266,000 2,256
5.827%, (US SOFR plus 2.056%), 2/13/35 α 1,030,000 1,070
Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.020%, (US SOFR plus 1.830%), 1/24/36 α 2,848,000 2,983
Credit Agricole SA  144A ,α  144A
4.818%, (US SOFR plus 1.360%), 9/25/33
144A α 2,385,000 2,382
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30 2,016,000 2,022
Essex Portfolio LP
2.550%, 6/15/31 824,000 748
FIBRA Prologis  144A  144A
5.500%, 11/26/35 144A 1,481,000 1,487
FS KKR Capital Corp.
6.125%, 1/15/30 1,849,000 1,820
The Goldman Sachs Group, Inc.
4.153%, (US SOFR plus 0.900%), 10/21/29
α 6,023,000 6,022
4.369%, (US SOFR plus 1.060%), 10/21/31
α 4,051,000 4,041
4.692%, (US SOFR plus 1.135%), 10/23/30
α 2,822,000 2,861
4.939%, (US SOFR plus 1.330%), 10/21/36
α 2,763,000 2,743
5.049%, (US SOFR plus 1.210%), 7/23/30 α 1,457,000 1,493
5.207%, (US SOFR plus 1.078%), 1/28/31 α 3,727,000 3,849
5.218%, (US SOFR plus 1.580%), 4/23/31 α 4,782,000 4,939
5.330%, (US SOFR plus 1.550%), 7/23/35 α 2,898,000 2,978
HSBC Holdings PLC
4.619%, (US SOFR plus 1.190%), 11/6/31 α 2,658,000 2,666
5.133%, (US SOFR plus 1.430%), 11/6/36 α 1,488,000 1,492
Invitation Homes Operating Partnership LP
2.000%, 8/15/31 275,000 240
4.150%, 4/15/32 1,589,000 1,542
4.950%, 1/15/33 1,611,000 1,634
JPMorgan Chase & Co.  α
4.810%, (US SOFR plus 1.190%), 10/22/36
α 1,442,000 1,432
Kimco Realty OP LLC
4.850%, 3/1/35 1,271,000 1,266
5.300%, 2/1/36 1,460,000 1,495
Lloyds Banking Group PLC
4.425%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.820%), 11/4/31 α 2,659,000 2,651
4.943%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.970%), 11/4/36 α 2,142,000 2,119
Mitsubishi UFJ Financial Group, Inc.
4.527%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.800%), 9/12/31 α 2,709,000 2,724
5.188%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.930%), 9/12/36 α 2,726,000 2,770
Morgan Stanley
4.133%, (US SOFR plus 0.913%), 10/18/29
α 5,166,000 5,164
4.892%, (US SOFR plus 1.314%), 10/22/36
α 2,804,000 2,779
4.994%, (US SOFR plus 1.380%), 4/12/29 α 4,789,000 4,884
5.042%, (US SOFR plus 1.215%), 7/19/30 α 1,982,000 2,032
5.449%, (US SOFR plus 1.630%), 7/20/29 α 1,835,000 1,894
5.831%, (US SOFR plus 1.580%), 4/19/35 α 4,289,000 4,558

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Morgan Stanley Private Bank NA
4.204%, (US SOFR plus 0.780%), 11/17/28
α 5,805,000 5,823
4.465%, (US SOFR plus 1.020%), 11/19/31
α 11,000,000 11,029
4.466%, (US SOFR plus 0.770%), 7/6/28 α 2,927,000 2,947
4.734%, (US SOFR plus 1.080%), 7/18/31 α 8,779,000 8,899
MSD Investment Corp.  144A  144A
6.125%, 2/5/31 144A 1,926,000 1,912
Oaktree Specialty Lending Corp.
6.340%, 2/27/30 1,603,000 1,608
PNC Bank NA  α
4.429%, (US SOFR plus 0.727%), 7/21/28 α 3,869,000 3,895
The PNC Financial Services Group, Inc.
4.812%, (US SOFR plus 1.259%), 10/21/32
α 2,164,000 2,202
5.373%, (US SOFR plus 1.417%), 7/21/36 α 1,217,000 1,252
Protective Life Corp.  144A  144A
4.700%, 1/15/31 144A 2,362,000 2,369
5.350%, 12/15/35 144A 1,459,000 1,475
Realty Income Corp.
2.100%, 3/15/28 896,000 860
2.850%, 12/15/32 1,156,000 1,037
3.400%, 1/15/30 957,000 930
3.950%, 2/1/29 1,432,000 1,427
4.500%, 2/1/33 1,220,000 1,207
Regency Centers LP
2.950%, 9/15/29 2,187,000 2,097
5.000%, 7/15/32 1,381,000 1,414
5.250%, 1/15/34 1,874,000 1,927
Royal Bank of Canada  α
4.696%, (US SOFR plus 1.060%), 8/6/31 α 3,242,000 3,284
State Street Corp.
4.729%, 2/28/30 3,773,000 3,861
4.784%, (US SOFR plus 1.215%), 10/23/36
α 938,000 933
Store Capital LLC
2.700%, 12/1/31 555,000 490
2.750%, 11/18/30 1,123,000 1,022
Sumitomo Mitsui Trust Group, Inc.  144A ,α  144A
5.416%, (US SOFR plus 1.650%), 9/11/36
144A α 2,387,000 2,396
The Toronto-Dominion Bank
4.928%, 10/15/35 2,434,000 2,432
Truist Bank  α
4.420%, (US SOFR plus 0.770%), 7/24/28 α 3,254,000 3,273
UBS Group AG  144A  144A
4.151%, (US SOFR plus 0.840%), 12/23/29
144A α 1,856,000 1,854
4.398%, (US SOFR plus 1.060%), 9/23/31
144A α 1,722,000 1,714
5.010%, (US SOFR plus 1.340%), 3/23/37
144A α 2,708,000 2,684
5.528%, (US SOFR plus 1.490%), 5/6/47
144A α 2,310,000 2,280
Total 247,421
Industrial (1.7%)
The Boeing Co.
5.805%, 5/1/50 1,636,000 1,609
6.858%, 5/1/54 978,000 1,098
Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Caterpillar Financial Services Corp.
4.375%, 8/16/29 1,061,000 1,076
5.000%, 5/14/27 2,821,000 2,868
Crowley Conro LLC
4.181%, 8/15/43 1,098,475 1,008
Deere & Co.
5.700%, 1/19/55 1,958,000 2,024
Eagle Materials, Inc.
5.000%, 3/15/36 2,420,000 2,370
Eaton Capital ULC
4.450%, 5/9/30 1,276,000 1,289
Embraer Netherlands Finance BV
5.400%, 1/9/38 1,432,000 1,414
5.980%, 2/11/35 1,503,000 1,597
Flex, Ltd.
5.250%, 1/15/32 661,000 674
5.375%, 11/13/35 1,417,000 1,414
General Electric Co.
4.300%, 7/29/30 2,839,000 2,863
4.900%, 1/29/36 2,581,000 2,620
Howmet Aerospace, Inc.
4.850%, 10/15/31 1,256,000 1,289
John Deere Capital Corp.
4.150%, 9/15/27 1,849,000 1,863
4.500%, 1/8/27 2,332,000 2,350
4.650%, 1/7/28 1,642,000 1,670
4.850%, 6/11/29 306,000 314
5.150%, 9/8/26 1,725,000 1,740
Norfolk Southern Corp.
5.100%, 5/1/35 1,621,000 1,656
Northrop Grumman Corp.
4.650%, 7/15/30 1,346,000 1,370
5.250%, 7/15/35 1,249,000 1,293
Siemens Funding BV  144A  144A
4.350%, 5/26/28 144A 3,119,000 3,157
4.600%, 5/28/30 144A 2,081,000 2,124
4.900%, 5/28/32 144A 2,508,000 2,588
5.200%, 5/28/35 144A 2,508,000 2,602
5.800%, 5/28/55 144A 1,272,000 1,330
Union Pacific Corp.
5.600%, 12/1/54 730,000 728
Total 49,998
Technology (2.0%)
Apple, Inc.
2.375%, 2/8/41 674,000 486
2.650%, 5/11/50 1,302,000 814
3.950%, 8/8/52 1,774,000 1,407
4.000%, 5/12/28 1,418,000 1,430
4.200%, 5/12/30 2,438,000 2,466
Broadcom, Inc.
4.150%, 2/15/28 2,308,000 2,316
4.550%, 2/15/32 2,351,000 2,358
4.600%, 7/15/30 3,057,000 3,106
4.800%, 10/15/34 3,291,000 3,297
4.900%, 7/15/32 1,908,000 1,948
4.926%, 5/15/37 144A 1,325,000 1,308
5.050%, 7/12/29 3,382,000 3,482
5.150%, 11/15/31 3,155,000 3,273
5.200%, 7/15/35 1,006,000 1,031

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Cadence Design Systems, Inc.
4.200%, 9/10/27 809,000 813
4.300%, 9/10/29 3,922,000 3,942
Foundry JV Holdco LLC  144A  144A
5.500%, 1/25/31 144A 686,000 708
5.900%, 1/25/33 144A 793,000 830
6.300%, 1/25/39 144A 627,000 661
Intel Corp.
2.800%, 8/12/41 797,000 557
3.250%, 11/15/49 466,000 298
5.625%, 2/10/43 531,000 510
5.900%, 2/10/63 698,000 653
Oracle Corp.
4.000%, 7/15/46 1,609,000 1,115
4.800%, 9/26/32 1,497,000 1,445
5.200%, 9/26/35 991,000 950
5.375%, 9/27/54 1,210,000 979
5.550%, 2/6/53 1,001,000 831
5.875%, 9/26/45 1,906,000 1,721
6.000%, 8/3/55 2,789,000 2,459
Synopsys, Inc.
4.650%, 4/1/28 1,414,000 1,433
4.850%, 4/1/30 2,022,000 2,065
5.000%, 4/1/32 1,618,000 1,652
5.150%, 4/1/35 1,425,000 1,448
5.700%, 4/1/55 1,138,000 1,129
Texas Instruments, Inc.
5.000%, 3/14/53 1,108,000 1,016
5.050%, 5/18/63 493,000 441
5.150%, 2/8/54 415,000 391
Total 56,769
Utilities (2.5%)
American Transmission Systems, Inc.  144A  144A
2.650%, 1/15/32 144A 576,000 518
Arizona Public Service Co.
5.900%, 8/15/55 1,611,000 1,638
Baltimore Gas & Electric Co.
2.250%, 6/15/31 1,237,000 1,117
5.450%, 6/1/35 1,624,000 1,683
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52 914,000 665
4.950%, 8/15/35 1,945,000 1,959
Chile Electricity Lux MPC II SARL  144A  144A
5.580%, 10/20/35 144A 1,202,331 1,232
5.672%, 10/20/35 144A 2,218,440 2,304
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51 277,000 184
3.700%, 11/15/59 471,000 329
Consumers Energy Co.
4.500%, 1/15/31 2,428,000 2,455
5.050%, 5/15/35 1,794,000 1,825
DTE Electric Co.
2.950%, 3/1/50 1,444,000 951
3.650%, 3/1/52 661,000 487
Duke Energy Carolinas LLC
2.550%, 4/15/31 564,000 519
2.850%, 3/15/32 1,536,000 1,407
3.550%, 3/15/52 1,119,000 804
5.350%, 1/15/53 1,084,000 1,040
Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Duke Energy Corp.
3.500%, 6/15/51 767,000 531
4.950%, 9/15/35 944,000 936
Duke Energy Florida LLC
2.400%, 12/15/31 1,233,000 1,114
4.200%, 12/1/30 639,000 639
4.850%, 12/1/35 1,308,000 1,302
Duke Energy Progress LLC
2.500%, 8/15/50 1,248,000 728
3.700%, 10/15/46 281,000 214
Entergy Arkansas LLC
2.650%, 6/15/51 1,114,000 662
5.150%, 1/15/33 1,855,000 1,918
Entergy Mississippi LLC
5.800%, 4/15/55 1,210,000 1,217
Exelon Corp.
5.875%, 3/15/55 1,862,000 1,867
FirstEnergy Pennsylvania Electric Co.  144A  144A
3.250%, 3/15/28 144A 1,205,000 1,181
4.300%, 1/15/29 144A 1,454,000 1,454
5.200%, 4/1/28 144A 952,000 972
Georgia Power Co.
4.850%, 3/15/31 883,000 906
Jersey Central Power & Light Co.  144A  144A
2.750%, 3/1/32 144A 1,359,000 1,221
4.150%, 1/15/29 144A 1,312,000 1,310
4.400%, 1/15/31 144A 2,187,000 2,179
5.100%, 1/15/35 1,101,000 1,113
MidAmerican Energy Co.
2.700%, 8/1/52 1,072,000 655
5.500%, 11/15/56 1,052,000 1,029
Mississippi Power Co.
3.100%, 7/30/51 1,483,000 968
4.250%, 3/15/42 629,000 539
Northern States Power Co.
5.050%, 5/15/35 2,023,000 2,061
5.400%, 3/15/54 749,000 726
5.650%, 6/15/54 812,000 817
Ohio Edison Co.  144A  144A
4.950%, 12/15/29 144A 1,218,000 1,246
Oncor Electric Delivery Co. LLC  144A  144A
5.350%, 4/1/35 144A 665,000 686
5.800%, 4/1/55 144A 1,327,000 1,335
Pacific Gas & Electric Co.
3.500%, 8/1/50 469,000 316
3.950%, 12/1/47 2,814,000 2,095
4.200%, 6/1/41 719,000 599
4.950%, 7/1/50 3,533,000 2,986
5.050%, 10/15/32 2,046,000 2,057
6.100%, 10/15/55 1,312,000 1,288
PECO Energy Co.
2.850%, 9/15/51 1,492,000 930
PPL Capital Funding, Inc.
5.250%, 9/1/34 860,000 881
Public Service Company of Oklahoma
3.150%, 8/15/51 837,000 550
Public Service Electric & Gas Co.
1.900%, 8/15/31 2,126,000 1,876
2.050%, 8/1/50 343,000 185
2.700%, 5/1/50 578,000 359

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (24.2%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Southern California Edison Co.
4.125%, 3/1/48 141,000 107
Trans-Allegheny Interstate Line Co.  144A  144A
5.000%, 1/15/31 144A 1,763,000 1,811
Virginia Electric & Power Co.
2.950%, 11/15/51 1,237,000 778
Wisconsin Electric Power Co.
4.150%, 10/15/30 1,760,000 1,758
Total 71,219
Total Corporate Bonds (Cost: $693,622) 689,436
Governments ( 25.5% )
Governments (25.5%)
Export Finance & Insurance Corp. 144A 144A
4.625%, 10/26/27 144A 3,290,000 3,347
Israel Government International Bond
3.875%, 7/3/50 1,201,000 879
5.750%, 3/12/54 1,522,000 1,464
Kuwait International Government Bond 144A 144A
4.016%, 10/9/28 144A 4,438,000 4,443
4.136%, 10/9/30 144A 6,838,000 6,835
4.652%, 10/9/35 144A 2,511,000 2,507
Republic of Indonesia
4.300%, 4/16/31 2,678,000 2,672
4.900%, 4/16/36 2,653,000 2,648
Republic of Paraguay 144A 144A
5.400%, 3/30/50 144A 2,879,000 2,690
United Mexican States
3.500%, 2/12/34 1,750,000 1,513
4.400%, 2/12/52 1,249,000 910
4.600%, 1/23/46 1,349,000 1,059
4.600%, 2/10/48 1,184,000 915
4.750%, 3/8/44 1,284,000 1,058
5.375%, 3/22/33 4,640,000 4,598
5.850%, 7/2/32 683,000 702
US Treasury
1.125%, 8/15/40 15,262,000 9,585
1.375%, 8/15/50 17,720,000 8,713
1.375%, 11/15/40 18,590,000 12,066
1.625%, 11/15/50 22,805,000 11,973
1.750%, 8/15/41 56,630,000 38,210
2.000%, 11/15/41 63,076,000 44,023
2.250%, 8/15/49 31,207,000 19,571
2.375%, 2/15/42 18,514,000 13,628
3.000%, 2/15/48 31,217,000 23,230
3.000%, 8/15/48 21,875,000 16,197
3.000%, 2/15/49 25,754,000 18,971
3.125%, 5/15/48 22,783,000 17,303
3.375%, 11/30/27 6,869,000 6,856
3.375%, 12/31/27 17,701,000 17,666
3.500%, 12/15/28 40,981,000 40,933
3.500%, 11/30/30 35,518,000 35,160
3.625%, 3/31/30 52,326,000 52,228
3.625%, 12/31/30 95,346,000 94,892
3.750%, 6/30/30 19,588,000 19,635
3.875%, 12/31/32 15,066,000 15,000
4.000%, 7/31/30 25,182,000 25,502
4.000%, 11/15/35 45,341,000 44,689
4.125%, 8/31/30 18,746,000 19,075
4.625%, 11/15/55 9,353,000 9,011
Governments (25.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.625%, 11/15/45 19,112,000 18,676
4.750%, 8/15/55 56,915,000 55,955
Total 726,988
Total Governments (Cost: $731,173) 726,988
144A 144A 144A
Municipal Bonds ( 0.1% )
Municipal Bonds (0.1%)
North Texas Tollway Authority
6.718%, 1/1/49 RB   1,241,000 1,364
The Ohio State University
4.800%, 6/1/11 RB   148,000 122
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB   2,355,000 1,973
The University of Texas System
2.439%, 8/15/49 RB   785,000 489
Total Municipal Bonds (Cost: $5,093) 3,948
Structured Products ( 49.5% )
Asset Backed Securities (6.6%)
Ally Auto Receivables Trust, Series 2022-3,
Class A4
5.070%, 6/15/31  1,172,000 1,176
American Express Credit Account Master
Trust, Series 2023-4, Class A
5.150%, 9/16/30  2,574,000 2,660
American Express Credit Account Master
Trust, Series 2025-2, Class A
4.280%, 4/15/30  1,972,000 1,995
American Express Credit Account Master
Trust, Series 2025-4, Class A
4.300%, 7/15/30  3,698,000 3,746
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class A3
5.620%, 11/18/27  325,516 326
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3
5.810%, 5/18/28  1,529,276 1,539
AutoNation Finance Trust, Series 2025-1A,
Class A3 144A 144A
4.620%, 11/13/29 144A  1,891,000 1,908
Barclays Dryrock Issuance Trust, Series 2025-
1, Class A
3.970%, 7/15/31  4,348,000 4,355
Capital One Multi-Asset Execution Trust,
Series 2025-A2, Class A
4.020%, 9/15/32  963,000 963
Capital One Prime Auto Receivables Trust,
Series 2025-1, Class A3
3.850%, 7/15/30  1,689,000 1,690
Capital One Prime Auto Receivables Trust,
Series 2025-1, Class A4
3.920%, 2/18/31  1,665,000 1,663
Carmax Auto Owner Trust, Series 2025-2,
Class A3
4.480%, 3/15/30  4,491,000 4,540
CarMax Auto Owner Trust, Series 2025-3,
Class A3
4.350%, 7/15/30  2,628,000 2,651

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2025-3,
Class A4
4.470%, 1/15/31  1,793,000 1,815
Chase Auto Owner Trust, Series 2022-AA,
Class A4 144A 144A
3.990%, 3/27/28 144A  1,425,287 1,425
College Avenue Student Loans LLC, Series
2017-A, Class A1 144A 144A
5.496%, (US SOFR 1 Month plus 1.765%),
11/26/46 144A  384,736 388
College Avenue Student Loans LLC, Series
2018-A, Class A2 144A 144A
4.130%, 12/26/47 144A  363,781 359
College Avenue Student Loans LLC, Series
2019-A, Class A2 144A 144A
3.280%, 12/28/48 144A  762,964 734
Ford Credit Auto Lease Trust, Series 2024-A,
Class A4
5.050%, 6/15/27  1,103,000 1,108
Ford Credit Auto Owner Trust, Series 2022-1,
Class A 144A 144A
3.880%, 11/15/34 144A  3,600,000 3,600
Ford Credit Auto Owner Trust, Series 2022-D,
Class A4
5.300%, 3/15/28  1,060,000 1,068
Ford Credit Auto Owner Trust, Series 2024-D,
Class A3
4.610%, 8/15/29  1,067,000 1,079
Ford Credit Auto Owner Trust, Series 2025-1,
Class A 144A 144A
4.860%, 8/15/37 144A ∑ 3,427,000 3,522
Ford Credit Auto Owner Trust, Series 2025-2,
Class A 144A 144A
4.370%, 2/15/38 144A ∑ 1,334,000 1,345
Ford Credit Floorplan Master Owner Trust,
Series 2024-3, Class A1 144A 144A
4.300%, 9/15/29 144A  6,050,000 6,099
Ford Credit Floorplan Master Owner Trust,
Series 2025-1, Class A1
4.630%, 4/15/30  4,654,000 4,731
GM Financial Automobile Leasing Trust, Series
2023-3, Class A4
5.440%, 8/20/27  174,112 174
GM Financial Consumer Automobile
Receivables Trust, Series 2025-4, Class A3
3.840%, 2/18/31  1,494,000 1,495
GM Financial Consumer Automobile
Receivables Trust, Series 2025-4, Class A4
3.930%, 4/16/32  568,000 568
GM Financial Revolving Receivables Trust,
Series 2024-1, Class A 144A 144A
4.980%, 12/11/36 144A  1,533,000 1,577
GM Financial Revolving Receivables Trust,
Series 2024-2, Class A 144A 144A
4.520%, 3/11/37 144A  1,506,000 1,531
GM Financial Revolving Receivables Trust,
Series 2025-1, Class A 144A 144A
4.640%, 12/11/37 144A  4,544,000 4,633
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  3,613,000 3,663
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GMF Floorplan Owner Revolving Trust, Series
2025-2A, Class A 144A 144A
4.640%, 3/15/30 144A  4,883,000 4,952
Honda Auto Receivables Owner Trust, Series
2025-3, Class A4
4.100%, 11/21/31  2,586,000 2,599
Honda Auto Receivables Owner Trust, Series
2025-4, Class A3
3.980%, 6/17/30  2,691,000 2,705
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  3,749,000 3,783
Hyundai Auto Receivables Trust, Series 2022-
A, Class A4
2.350%, 4/17/28  416,399 416
Hyundai Auto Receivables Trust, Series 2023-
A, Class A4
4.480%, 7/17/28  2,148,000 2,155
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3
5.480%, 4/17/28  641,480 646
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A4
5.250%, 2/15/29  2,454,000 2,479
Mercedes-Benz Auto Receivables Trust,
Series 2025-1, Class A3
4.780%, 12/17/29  2,096,000 2,126
Navient Private Education Refi Loan Trust,
Series 2018-DA, Class A2A 144A 144A
4.000%, 12/15/59 144A  693,866 691
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  214,353 214
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2 144A 144A
3.130%, 2/15/68 144A  336,244 333
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  1,693,410 1,655
Navient Private Education Refi Loan Trust,
Series 2019-FA, Class A2 144A 144A
2.600%, 8/15/68 144A  922,572 893
Navient Private Education Refi Loan Trust,
Series 2020-EA, Class A 144A 144A
1.690%, 5/15/69 144A  57,261 54
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  1,034,211 976
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A 144A 144A
0.940%, 7/15/69 144A  492,658 451
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A 144A 144A
1.060%, 10/15/69 144A  1,741,209 1,597
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A 144A 144A
0.970%, 12/16/69 144A  2,965,123 2,674
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A 144A 144A
1.110%, 2/18/70 144A  1,901,054 1,695

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A 144A 144A
1.580%, 4/15/70 144A  485,620 441
Navient Private Education Refi Loan Trust,
Series 2022-A, Class A 144A 144A
2.230%, 7/15/70 144A  4,848,377 4,441
Navient Student Loan Trust, Series 2021-3A,
Class A1A 144A 144A
1.770%, 8/25/70 144A  2,019,408 1,779
Navient Student Loan Trust, Series 2025-C,
Class A 144A 144A
4.800%, 10/15/55 144A  2,390,981 2,396
Nelnet Student Loan Trust, Series 2004-4,
Class A5
4.735%, (US 90 Day Average SOFR plus
0.422%), 1/25/37  656,770 656
Nelnet Student Loan Trust, Series 2005-1,
Class A5
4.685%, (US 90 Day Average SOFR plus
0.372%), 10/25/33  2,234,610 2,219
Nelnet Student Loan Trust, Series 2005-2,
Class A5
4.439%, (US 90 Day Average SOFR plus
0.362%), 3/23/37  2,050,820 2,036
Nelnet Student Loan Trust, Series 2005-3,
Class A5
4.459%, (US 90 Day Average SOFR plus
0.382%), 12/24/35  1,513,199 1,504
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A4
4.450%, 11/15/29  1,459,000 1,465
Santander Drive Auto Receivables Trust,
Series 2024-3, Class A3
5.630%, 1/16/29  1,344,596 1,350
Santander Drive Auto Receivables Trust,
Series 2025-2, Class A3
4.670%, 8/15/29  2,360,000 2,373
Santander Drive Auto Receivables Trust,
Series 2025-3, Class A3
4.380%, 1/15/30  2,895,000 2,909
SBNA Auto Lease Trust, Series 2024-C,
Class A4 144A 144A
4.420%, 3/20/29 144A  1,391,000 1,398
SBNA Auto Receivables Trust, Series 2024-A,
Class A3 144A 144A
5.320%, 12/15/28 144A  646,564 649
SBNA Auto Receivables Trust, Series 2024-A,
Class A4 144A 144A
5.210%, 4/16/29 144A  636,000 641
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  2,428,777 2,444
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A4 144A 144A
4.940%, 1/21/31 144A  557,000 566
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3 144A 144A
5.330%, 11/20/29 144A  1,956,222 1,977
SFS Auto Receivables Securitization Trust,
Series 2025-2A, Class A4 144A 144A
4.580%, 5/20/31 144A  1,765,000 1,789
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SFS Auto Receivables Securitization Trust,
Series 2025-3A, Class A3 144A 144A
4.120%, 4/21/31 144A  2,772,000 2,784
SMB Private Education Loan Trust, Series
2021-A, Class APT1 144A 144A
1.070%, 1/15/53 144A  2,679,068 2,459
SoFi Professional Loan Program LLC, Series
2021-B, Class AFX 144A 144A
1.140%, 2/15/47 144A  1,455,868 1,275
Stellantis Finance US, Inc. 144A 144A
4.110%, 4/20/29 144A  2,880,000 2,884
Synchrony Card Funding LLC, Series 2025-
A2, Class A
4.490%, 5/15/31  2,480,000 2,516
Synchrony Card Issuance Trust, Series 2025-
A1, Class A
4.780%, 2/18/31  3,342,000 3,399
Synchrony Card Issuance Trust, Series 2025-
A3, Class A
4.060%, 11/17/31  5,271,000 5,296
T-Mobile US Trust, Series 2024-2A, Class A 144A 144A
4.250%, 5/21/29 144A  6,373,000 6,403
Toyota Auto Receivables Owner Trust, Series
2022-D, Class A4
5.430%, 4/17/28  1,337,000 1,359
USB Auto Owner Trust, Series 2025-1A,
Class A3 144A 144A
4.490%, 6/17/30 144A  2,155,000 2,173
USB Auto Owner Trust, Series 2025-1A,
Class A4 144A 144A
4.620%, 12/16/30 144A  644,000 654
Verizon Master Trust, Series 2024-7, Class A 144A 144A
4.350%, 8/20/32 144A  5,237,000 5,281
Verizon Master Trust, Series 2025-10, Class A 144A 144A
4.280%, 10/20/33 144A  3,118,000 3,128
Verizon Master Trust, Series 2025-2, Class A 144A 144A
4.940%, 1/20/33 144A  5,536,000 5,701
Verizon Master Trust, Series 2025-4, Class A 144A 144A
4.760%, 3/21/33 144A  3,564,000 3,648
Volkswagen Auto Loan Enhanced Trust, Series
2024-1, Class A3
4.630%, 7/20/29  1,375,000 1,392
World Financial Network Credit Card Master
Trust, Series 2024-A, Class A
5.470%, 2/17/31  723,000 737
World Omni Auto Receivables Trust, Series
2025-C, Class A4
4.190%, 11/17/31  1,591,000 1,602
Total 188,944
Mortgage Securities (42.9%)
Angel Oak Mortgage Trust, Series 2021-6,
Class A1 144A 144A
1.458%, (AFC), 9/25/66 144A  1,263,180 1,074
BANK, Series 2022-BNK44, Class A5
5.743%, (CSTR), 11/15/55  1,073,000 1,141
BANK, Series 2025-BNK51, Class A5
5.290%, 12/25/67  2,287,000 2,354
BANK5, Series 2025-5YR19, Class A3
5.270%, 12/15/58  1,922,000 1,986

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BBCMS Mortgage Trust, Series 2018-C2,
Class ASB
4.236%, 12/15/51  381,673 382
BBCMS Mortgage Trust, Series 2021-C12,
Class A5
2.689%, 11/15/54  721,000 646
BBCMS Mortgage Trust, Series 2022-C17,
Class A5
4.441%, 9/15/55  917,000 904
BBCMS Mortgage Trust, Series 2025-5C33,
Class A4
5.839%, 3/15/58  1,792,000 1,887
BBCMS Mortgage Trust, Series 2025-5C37,
Class A3
5.015%, 9/15/58  451,000 461
BBCMS Mortgage Trust, Series 2025-5C38,
Class A3
5.146%, 11/15/58  2,709,000 2,787
BBCMS Mortgage Trust, Series 2025-C35,
Class A5
5.586%, (AFC), 7/15/58  686,000 721
Benchmark Mortgage Trust, Series 2021-B25,
Class A4
2.268%, 4/15/54  910,000 831
BMO Mortgage Trust, Series 2025-C11,
Class A5
5.687%, 2/15/58  1,380,000 1,456
BMO Mortgage Trust, Series 2025-C12,
Class A5
5.871%, (AFC), 6/15/58  911,000 975
Bunker Hill Loan Depositary Trust, Series
2019-2, Class A1 144A 144A
2.879%, (AFC), 7/25/49 144A ∑ 352,262 347
BX Trust, Series 2025-VLT7, Class A 144A 144A
5.450%, (US SOFR 1 Month plus 1.700%),
7/15/44 144A  1,737,000 1,740
BX Trust, Series 2025-VOLT, Class A 144A 144A
5.450%, (US SOFR 1 Month plus 1.700%),
12/15/44 144A  3,160,000 3,162
Citigroup Mortgage Loan Trust, Series 2005-1,
Class 3A1
6.500%, 4/25/35  44,282 45
COLT Mortgage Loan Trust, Series 2021-2,
Class A1 144A 144A
0.924%, (AFC), 8/25/66 144A  1,572,839 1,336
COLT Mortgage Loan Trust, Series 2021-4,
Class A1 144A 144A
1.397%, (AFC), 10/25/66 144A  1,766,454 1,515
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class ASB
3.142%, 6/15/52  929,101 917
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40  5,346,962 4,756
2.000%, 7/1/40  7,681,897 6,828
2.000%, 8/1/40  5,715,431 5,077
2.000%, 10/1/40  4,818,575 4,274
2.000%, 2/1/47  947,106 771
2.000%, 12/1/51  760,585 630
2.500%, 7/1/33  2,535,631 2,505
2.500%, 4/1/37  1,620,068 1,545
2.500%, 4/1/42  898,864 803
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
2.500%, 5/1/42  3,294,921 2,953
2.500%, 6/1/42  1,166,586 1,045
2.500%, 8/1/43  2,585,499 2,337
2.500%, 6/1/46  3,006,532 2,711
2.500%, 11/1/46  2,103,555 1,830
2.500%, 8/1/50  1,862,408 1,613
2.500%, 10/1/50  1,278,595 1,104
2.500%, 5/1/51  4,678,799 4,052
2.500%, 7/1/51  2,361,499 2,040
2.500%, 9/1/51  5,429,446 4,702
2.500%, 11/1/51  1,089,458 941
2.500%, 1/1/52  28,480,894 24,585
2.500%, 2/1/52  633,938 544
2.500%, 3/1/52  1,967,229 1,690
2.500%, 4/1/52  3,588,826 3,094
3.000%, 3/1/43  1,015,159 938
3.000%, 4/1/43  4,022,661 3,726
3.000%, 5/1/43  1,244,264 1,151
3.000%, 8/1/43  1,796,739 1,663
3.000%, 6/1/44  2,825,349 2,616
3.000%, 2/1/45  3,529,966 3,242
3.000%, 4/1/45  4,241,200 3,922
3.000%, 5/1/45  1,979,529 1,812
3.000%, 1/1/46  1,738,554 1,614
3.000%, 9/1/46  2,688,819 2,444
3.000%, 12/1/46  9,436,891 8,690
3.000%, 2/1/47  639,818 594
3.000%, 4/1/47  12,152,501 11,051
3.000%, 11/1/48  5,328,774 4,830
3.000%, 4/1/49  2,242,535 2,033
3.000%, 5/1/49  1,362,652 1,238
3.000%, 11/1/49  1,660,330 1,507
3.000%, 1/1/50  2,777,337 2,518
3.089%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.621%),
2/1/50  1,466,653 1,492
4.000%, 3/1/50  5,121,839 4,984
4.201%, (US 30 Day Average SOFR plus
2.307%), 5/1/53  4,487,268 4,519
4.500%, 6/1/39  64,458 64
4.500%, 7/1/39  73,942 74
4.628%, (US 30 Day Average SOFR plus
2.352%), 3/1/53  3,001,290 2,999
4.734%, (US 30 Day Average SOFR plus
2.335%), 10/1/54  1,992,065 2,007
4.782%, (US 30 Day Average SOFR plus
2.146%), 1/1/55  2,420,349 2,444
4.977%, (US 30 Day Average SOFR plus
2.060%), 7/1/55  764,560 774
4.986%, (US 30 Day Average SOFR plus
2.258%), 2/1/54  917,414 930
5.013%, (US 30 Day Average SOFR plus
4.199%), 6/1/55  2,721,264 2,753
5.076%, (US 30 Day Average SOFR plus
2.190%), 8/1/55  699,045 709
5.086%, (US 30 Day Average SOFR plus
2.095%), 11/1/55  3,452,816 3,482
5.100%, (US 30 Day Average SOFR plus
2.167%), 6/1/55  1,212,897 1,227
5.144%, (US 30 Day Average SOFR plus
2.060%), 7/1/55  1,196,212 1,211

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
5.190%, (US 30 Day Average SOFR plus
2.200%), 6/1/55  2,069,986 2,098
5.250%, (US 30 Day Average SOFR plus
2.075%), 7/1/55  3,210,018 3,253
5.284%, (US 30 Day Average SOFR plus
2.075%), 7/1/55  1,247,605 1,268
5.323%, (US 30 Day Average SOFR plus
2.105%), 8/1/55  1,233,458 1,255
5.335%, (US 30 Day Average SOFR plus
2.330%), 8/1/55  1,528,202 1,550
5.431%, (US 30 Day Average SOFR plus
2.330%), 8/1/55  1,997,643 2,022
5.435%, (US 30 Day Average SOFR plus
2.090%), 5/1/55  844,381 858
5.500%, 5/1/55  11,051,023 11,228
5.500%, 7/1/55  5,628,233 5,708
5.604%, (US 30 Day Average SOFR plus
2.330%), 7/1/55  2,321,319 2,354
6.000%, 9/1/54  16,169,843 16,990
6.000%, 10/1/54  2,786,918 2,928
6.000%, 5/1/55  10,764,795 11,075
6.000%, 6/1/55  4,071,085 4,182
6.322%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.640%),
11/1/48  811,959 849
6.500%, 9/1/54  6,248,124 6,627
6.500%, 10/1/54  1,907,561 2,028
6.500%, 11/1/54  498,627 528
6.500%, 10/1/55  2,113,828 2,246
Federal Home Loan Mortgage Corp. Stripped,
Series 264, Class 30
3.000%, 7/15/42  2,078,250 1,918
Federal Home Loan Mortgage Corp. Stripped,
Series 326, Class F2
4.648%, (US 30 Day Average SOFR plus
0.665%), 3/15/44  971,362 968
Federal Home Loan Mortgage Corp., Series
2439, Class LH
6.000%, 4/15/32  75,234 78
Federal Home Loan Mortgage Corp., Series
3693, Class FC
4.598%, (US 30 Day Average SOFR plus
0.615%), 7/15/40  640,762 637
Federal Home Loan Mortgage Corp., Series
3919, Class FA
4.598%, (US 30 Day Average SOFR plus
0.615%), 9/15/41  624,876 620
Federal Home Loan Mortgage Corp., Series
3958, Class AF
4.548%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  573,349 568
Federal Home Loan Mortgage Corp., Series
3975, Class FA
4.588%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  525,969 522
Federal Home Loan Mortgage Corp., Series
3990, Class FG
4.548%, (US 30 Day Average SOFR plus
0.565%), 1/15/42  656,105 651
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4059, Class FP
4.548%, (US 30 Day Average SOFR plus
0.565%), 6/15/42  780,011 772
Federal Home Loan Mortgage Corp., Series
4091, Class BX
3.250%, 10/15/41  1,296,414 1,233
Federal Home Loan Mortgage Corp., Series
4091, Class EX
3.375%, 7/15/42  822,942 780
Federal Home Loan Mortgage Corp., Series
4091, Class FN
4.498%, (US 30 Day Average SOFR plus
0.515%), 8/15/42  767,570 758
Federal Home Loan Mortgage Corp., Series
4091, Class MX
3.250%, 2/15/42  964,190 910
Federal Home Loan Mortgage Corp., Series
4160, Class HP
2.500%, 1/15/33  740,408 716
Federal Home Loan Mortgage Corp., Series
4177, Class HB
2.500%, 10/15/42  849,449 770
Federal Home Loan Mortgage Corp., Series
4184, Class FN
4.448%, (US 30 Day Average SOFR plus
0.465%), 3/15/43  446,181 439
Federal Home Loan Mortgage Corp., Series
4240, Class FA
4.598%, (US 30 Day Average SOFR plus
0.615%), 8/15/43  2,319,378 2,295
Federal Home Loan Mortgage Corp., Series
4281, Class FA
4.498%, (US 30 Day Average SOFR plus
0.515%), 12/15/43  344,481 341
Federal Home Loan Mortgage Corp., Series
4290, Class LF
4.498%, (US 30 Day Average SOFR plus
0.515%), 7/15/35  741,131 735
Federal Home Loan Mortgage Corp., Series
4303, Class FA
4.448%, (US 30 Day Average SOFR plus
0.465%), 2/15/44  625,685 617
Federal Home Loan Mortgage Corp., Series
4427, Class CE
3.000%, 2/15/34  156,459 155
Federal Home Loan Mortgage Corp., Series
4446, Class CP
2.250%, 3/15/45  1,071,852 971
Federal Home Loan Mortgage Corp., Series
4582, Class HA
3.000%, 9/15/45  3,881,662 3,689
Federal Home Loan Mortgage Corp., Series
4587, Class AF
4.448%, (US 30 Day Average SOFR plus
0.465%), 6/15/46  1,062,987 1,055
Federal Home Loan Mortgage Corp., Series
4604, Class FB
4.498%, (US 30 Day Average SOFR plus
0.515%), 8/15/46  2,112,171 2,092

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4611, Class BF
4.498%, (US 30 Day Average SOFR plus
0.515%), 6/15/41  8,045,256 7,967
Federal Home Loan Mortgage Corp., Series
4620, Class LF
4.498%, (US 30 Day Average SOFR plus
0.515%), 10/15/46  1,134,856 1,125
Federal Home Loan Mortgage Corp., Series
4628, Class KF
4.598%, (US 30 Day Average SOFR plus
0.615%), 1/15/55  1,269,082 1,243
Federal Home Loan Mortgage Corp., Series
4709, Class FA
4.398%, (US 30 Day Average SOFR plus
0.415%), 8/15/47  844,156 833
Federal Home Loan Mortgage Corp., Series
4719, Class LA
3.500%, 9/15/47  1,172,266 1,105
Federal Home Loan Mortgage Corp., Series
4719, Class LM
3.000%, 9/15/47  890,772 813
Federal Home Loan Mortgage Corp., Series
4742, Class PA
3.000%, 10/15/47  1,580,489 1,459
Federal Home Loan Mortgage Corp., Series
4753, Class BD
3.000%, 1/15/48  995,369 901
Federal Home Loan Mortgage Corp., Series
4826, Class KF
4.398%, (US 30 Day Average SOFR plus
0.415%), 9/15/48  773,780 758
Federal Home Loan Mortgage Corp., Series
4854, Class FB
4.398%, (US 30 Day Average SOFR plus
0.415%), 1/15/49  2,138,228 2,113
Federal Home Loan Mortgage Corp., Series
4857, Class JA
3.350%, 1/15/49  3,311,045 3,206
Federal Home Loan Mortgage Corp., Series
4880, Class DA
3.000%, 5/15/50  1,508,248 1,407
Federal Home Loan Mortgage Corp., Series
4903, Class NF
4.389%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  700,968 690
Federal Home Loan Mortgage Corp., Series
4927, Class BG
3.000%, 11/25/49  1,554,364 1,443
Federal Home Loan Mortgage Corp., Series
4937, Class MD
2.500%, 10/25/49  1,525,579 1,364
Federal Home Loan Mortgage Corp., Series
4940, Class AG
3.000%, 5/15/40  955,589 915
Federal Home Loan Mortgage Corp., Series
4941, Class GA
2.000%, 12/15/47  892,004 756
Federal Home Loan Mortgage Corp., Series
4954, Class LB
2.500%, 2/25/50  704,765 625
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4957, Class MY
3.000%, 2/25/50  1,143,000 967
Federal Home Loan Mortgage Corp., Series
4988, Class KF
4.339%, (US 30 Day Average SOFR plus
0.465%), 7/25/50  1,201,566 1,188
Federal Home Loan Mortgage Corp., Series
4993, Class KF
4.439%, (US 30 Day Average SOFR plus
0.565%), 7/25/50  7,214,731 7,041
Federal Home Loan Mortgage Corp., Series
5004, Class FM
4.339%, (US 30 Day Average SOFR plus
0.465%), 8/25/50  1,443,432 1,399
Federal Home Loan Mortgage Corp., Series
5020, Class ET
3.500%, 10/25/50  1,378,492 1,277
Federal Home Loan Mortgage Corp., Series
5058, Class BC
5.000%, 11/25/50  1,011,223 1,003
Federal Home Loan Mortgage Corp., Series
5091, Class AB
1.500%, 3/25/51  2,436,987 2,005
Federal Home Loan Mortgage Corp., Series
5092, Class HE
2.000%, 2/25/51  1,660,446 1,411
Federal Home Loan Mortgage Corp., Series
5118, Class CA
1.500%, 10/15/33  1,578,887 1,475
Federal Home Loan Mortgage Corp., Series
5119, Class QF
4.074%, (US 30 Day Average SOFR plus
0.200%), 6/25/51  2,130,033 2,030
Federal Home Loan Mortgage Corp., Series
5202, Class KA
2.500%, 6/25/49  1,454,228 1,318
Federal Home Loan Mortgage Corp., Series
5202, Class TA
2.500%, 12/25/48  2,793,119 2,585
Federal Home Loan Mortgage Corp., Series
5207, Class PA
3.000%, 6/25/51  2,145,104 1,943
Federal Home Loan Mortgage Corp., Series
5217, Class CD
2.500%, 7/25/49  1,463,310 1,379
Federal Home Loan Mortgage Corp., Series
5220, Class QK
3.500%, 9/25/50  2,981,779 2,894
Federal Home Loan Mortgage Corp., Series
5228, Class TN
3.500%, 7/25/39  1,232,128 1,195
Federal Home Loan Mortgage Corp., Series
5335, Class FB
4.798%, (US 30 Day Average SOFR plus
0.815%), 10/15/39  2,723,531 2,732
Federal Home Loan Mortgage Corp., Series
5396, Class HF
4.824%, (US 30 Day Average SOFR plus
0.950%), 4/25/54  3,743,962 3,751

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5399, Class FB
4.774%, (US 30 Day Average SOFR plus
0.900%), 4/25/54  2,229,621 2,228
Federal Home Loan Mortgage Corp., Series
5410, Class JY
3.000%, 3/15/44  1,782,000 1,542
Federal Home Loan Mortgage Corp., Series
5451, Class FD
4.498%, (US 30 Day Average SOFR plus
0.515%), 1/15/44  1,222,227 1,207
Federal Home Loan Mortgage Corp., Series
5452, Class KY
3.000%, 3/15/44  1,863,000 1,629
Federal Home Loan Mortgage Corp., Series
5529, Class HA
3.000%, 3/15/43  999,214 954
Federal Home Loan Mortgage Corp., Series
5565, Class QA
4.500%, 8/25/55  4,718,621 4,712
Federal National Mortgage Association
2.000%, 6/1/40  1,606,126 1,430
2.000%, 7/1/40  5,414,709 4,817
2.000%, 8/1/40  9,498,741 8,443
2.000%, 9/1/40  6,089,585 5,406
2.000%, 11/1/40  5,432,500 4,819
2.000%, 12/1/40  10,804,424 9,575
2.000%, 10/1/41  3,486,447 3,036
2.000%, 11/1/41  1,144,990 1,000
2.000%, 4/1/42  1,839,422 1,605
2.000%, 4/1/46  6,050,338 5,054
2.000%, 1/1/47  1,153,378 957
2.000%, 3/1/47  7,881,962 6,528
2.500%, 5/1/37  1,786,722 1,700
2.500%, 12/1/40  3,279,847 2,958
2.500%, 5/1/41  3,515,176 3,176
2.500%, 8/1/41  1,708,752 1,543
2.500%, 2/1/42  1,873,765 1,675
2.500%, 4/1/42  962,493 853
2.500%, 5/1/42  2,664,548 2,390
2.500%, 6/1/42  2,346,852 2,103
2.500%, 11/1/42  1,188,167 1,067
2.500%, 12/1/47  4,711,948 4,209
2.500%, 9/1/50  6,064,107 5,246
2.500%, 10/1/50  3,185,082 2,755
2.500%, 11/1/50  1,165,327 1,006
2.500%, 2/1/51  2,689,258 2,323
2.500%, 5/1/51  1,762,737 1,518
2.500%, 6/1/51  2,737,312 2,363
2.500%, 12/1/51  2,418,739 2,080
2.500%, 3/1/52  9,728,757 8,388
2.500%, 5/1/52  1,332,838 1,149
2.753%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.606%),
6/1/50  1,084,454 1,054
3.000%, 8/1/42  1,104,652 1,024
3.000%, 11/1/42  1,667,647 1,546
3.000%, 1/1/43  1,427,606 1,370
3.000%, 2/1/43  10,156,372 9,342
3.000%, 7/1/43  1,382,277 1,277
3.000%, 9/1/43  1,463,252 1,359
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 12/1/43  1,794,123 1,658
3.000%, 1/1/44  2,074,252 1,910
3.000%, 10/1/44  3,309,765 3,060
3.000%, 2/1/45  1,051,196 971
3.000%, 3/1/45  4,363,669 3,997
3.000%, 10/1/46  3,357,275 3,101
3.000%, 11/1/46  5,175,068 4,696
3.000%, 12/1/46  7,514,062 6,827
3.000%, 9/1/47  849,704 773
3.000%, 12/1/47  972,892 888
3.000%, 1/1/48  1,889,150 1,750
3.000%, 2/1/48  1,256,328 1,147
3.000%, 4/1/48  8,802,400 8,139
3.000%, 8/1/48  1,523,851 1,389
3.000%, 1/1/49  3,226,508 2,965
3.000%, 10/1/49  22,206,637 20,542
3.000%, 2/1/50  29,304,207 26,727
3.000%, 5/1/50  6,037,191 5,475
3.000%, 7/1/50  12,197,297 11,093
3.000%, 4/1/52  6,739,748 6,068
3.000%, 7/1/52  1,212,689 1,103
3.000%, 10/1/52  8,670,516 7,884
3.000%, 2/1/55  938,870 854
3.000%, 7/1/60  12,402,199 11,005
4.000%, 3/1/35  686,490 685
4.000%, 10/1/37  153,111 153
4.000%, 9/1/45  315,917 309
4.000%, 1/1/46  1,665,565 1,627
4.000%, 3/1/47  677,884 660
4.000%, 4/1/47  168,539 164
4.000%, 10/1/47  199,771 195
4.000%, 12/1/48  876,980 855
4.102%, (US 30 Day Average SOFR plus
2.120%), 9/1/52  2,122,268 2,183
4.130%, (US 30 Day Average SOFR plus
2.124%), 11/1/52  1,720,656 1,740
4.131%, (US 30 Day Average SOFR plus
2.134%), 10/1/52  5,077,252 5,164
4.345%, (US 30 Day Average SOFR plus
2.160%), 1/1/55  2,221,432 2,253
4.359%, (US 30 Day Average SOFR plus
2.125%), 7/1/52  2,725,618 2,730
4.500%, 3/1/43  953,478 959
4.500%, 10/1/45  1,471,186 1,468
4.500%, 2/1/46  51,021 51
4.536%, (US 30 Day Average SOFR plus
2.330%), 4/1/53  7,581,266 7,578
4.584%, (US 30 Day Average SOFR plus
2.127%), 8/1/52  2,912,526 2,932
4.602%, (US 30 Day Average SOFR plus
2.123%), 8/1/52  2,312,298 2,319
4.633%, (US 30 Day Average SOFR plus
2.129%), 8/1/52  1,670,215 1,683
4.669%, (US 30 Day Average SOFR plus
2.297%), 4/1/53  9,170,448 9,292
4.851%, (US 30 Day Average SOFR plus
4.552%), 7/1/54  4,547,676 4,604
4.941%, (US 30 Day Average SOFR plus
2.160%), 4/1/55  1,811,163 1,835
4.964%, (US 30 Day Average SOFR plus
2.310%), 5/1/55  2,161,843 2,188

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.995%, (US 30 Day Average SOFR plus
2.050%), 8/1/55  733,511 745
5.050%, (US 30 Day Average SOFR plus
2.082%), 7/1/55  2,201,939 2,238
5.224%, (US 30 Day Average SOFR plus
2.318%), 2/1/55  3,335,714 3,386
5.372%, (US 30 Day Average SOFR plus
2.332%), 8/1/54  3,017,886 3,070
5.500%, 2/1/54  28,635,096 29,112
5.500%, 2/1/55  6,529,350 6,622
5.500%, 3/1/55  6,413,243 6,504
5.500%, 5/1/55  5,491,921 5,594
5.500%, 7/1/55  18,280,469 18,574
5.590%, (US 30 Day Average SOFR plus
2.094%), 12/1/53  1,348,403 1,365
5.595%, (US 30 Day Average SOFR plus
2.060%), 8/1/55  2,136,573 2,172
5.770%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.604%),
3/1/50  1,861,105 1,941
6.000%, 12/1/53  1,276,058 1,334
6.000%, 6/1/54  1,934,084 2,032
6.000%, 7/1/54  2,151,033 2,263
6.000%, 9/1/54  5,125,307 5,384
6.000%, 10/1/54  945,546 995
6.000%, 4/1/55  15,431,963 15,876
6.000%, 5/1/55  9,518,586 9,817
6.000%, 10/1/55  2,098,279 2,203
6.000%, 11/1/55  5,714,735 6,010
6.500%, 12/1/53  1,307,848 1,392
6.500%, 9/1/54  2,203,312 2,341
6.500%, 10/1/54  2,064,930 2,194
6.500%, 11/1/55  1,770,945 1,880
Federal National Mortgage Association, Series
2010-107, Class FB
4.399%, (US 30 Day Average SOFR plus
0.525%), 9/25/40  583,663 579
Federal National Mortgage Association, Series
2011-111, Class DB
4.000%, 11/25/41  1,285,345 1,253
Federal National Mortgage Association, Series
2011-117, Class AF
4.439%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  531,338 527
Federal National Mortgage Association, Series
2011-117, Class FA
4.439%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  1,227,330 1,217
Federal National Mortgage Association, Series
2011-127, Class FC
4.439%, (US 30 Day Average SOFR plus
0.565%), 12/25/41  565,616 560
Federal National Mortgage Association, Series
2011-142, Class EF
4.489%, (US 30 Day Average SOFR plus
0.615%), 1/25/42  640,779 636
Federal National Mortgage Association, Series
2011-55, Class FH
4.429%, (US 30 Day Average SOFR plus
0.555%), 6/25/41  429,600 426
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2012-106, Class FA
4.329%, (US 30 Day Average SOFR plus
0.455%), 10/25/42  498,659 493
Federal National Mortgage Association, Series
2012-12, Class FA
4.489%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  562,124 558
Federal National Mortgage Association, Series
2012-47, Class JF
4.489%, (US 30 Day Average SOFR plus
0.615%), 5/25/42  754,501 749
Federal National Mortgage Association, Series
2013-11, Class AP
1.500%, 1/25/43  1,856,457 1,717
Federal National Mortgage Association, Series
2013-49, Class AP
1.750%, 5/25/43  702,988 614
Federal National Mortgage Association, Series
2014-25, Class EL
3.000%, 5/25/44  1,207,547 1,114
Federal National Mortgage Association, Series
2014-74, Class FC
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/44  626,524 618
Federal National Mortgage Association, Series
2015-32, Class FA
4.289%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,151,386 1,127
Federal National Mortgage Association, Series
2015-48, Class FB
4.289%, (US 30 Day Average SOFR plus
0.415%), 7/25/45  1,356,737 1,329
Federal National Mortgage Association, Series
2015-72, Class GL
3.000%, 10/25/45  888,000 784
Federal National Mortgage Association, Series
2015-8, Class AP
2.000%, 3/25/45  2,092,394 1,895
Federal National Mortgage Association, Series
2015-84, Class PA
1.700%, 8/25/33  1,335,511 1,266
Federal National Mortgage Association, Series
2016-11, Class CF
4.339%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  585,836 579
Federal National Mortgage Association, Series
2016-11, Class FG
4.339%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  773,371 765
Federal National Mortgage Association, Series
2016-19, Class FD
4.389%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  3,451,787 3,425
Federal National Mortgage Association, Series
2016-22, Class FA
4.389%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,536,475 1,522

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-22, Class FG
4.389%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,345,946 1,333
Federal National Mortgage Association, Series
2016-48, Class MA
2.000%, 6/25/38  2,389,019 2,251
Federal National Mortgage Association, Series
2016-57, Class PC
1.750%, 6/25/46  5,741,182 4,943
Federal National Mortgage Association, Series
2016-64, Class BC
1.750%, 9/25/46  1,367,461 1,287
Federal National Mortgage Association, Series
2016-64, Class PE
2.500%, 9/25/46  1,020,000 790
Federal National Mortgage Association, Series
2016-69, Class BF
4.389%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,230,731 1,220
Federal National Mortgage Association, Series
2016-75, Class FE
4.389%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  932,678 925
Federal National Mortgage Association, Series
2016-78, Class FA
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/44  589,677 584
Federal National Mortgage Association, Series
2016-79, Class FH
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  946,265 938
Federal National Mortgage Association, Series
2016-82, Class FE
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,055,649 2,039
Federal National Mortgage Association, Series
2016-82, Class FH
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,911,702 1,894
Federal National Mortgage Association, Series
2016-84, Class FB
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  910,286 902
Federal National Mortgage Association, Series
2016-86, Class FE
4.389%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,388,208 2,365
Federal National Mortgage Association, Series
2016-88, Class CF
4.439%, (US 30 Day Average SOFR plus
0.565%), 12/25/46  1,601,880 1,590
Federal National Mortgage Association, Series
2016-91, Class AF
4.389%, (US 30 Day Average SOFR plus
0.515%), 12/25/46  823,649 818
Federal National Mortgage Association, Series
2017-11, Class FA
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  346,185 343
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2017-113, Class FB
4.239%, (US 30 Day Average SOFR plus
0.365%), 1/25/48  373,235 368
Federal National Mortgage Association, Series
2017-12, Class FD
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  913,226 905
Federal National Mortgage Association, Series
2017-13, Class PA
3.000%, 8/25/46  911,969 860
Federal National Mortgage Association, Series
2017-23, Class FA
4.389%, (US 30 Day Average SOFR plus
0.515%), 4/25/47  1,038,888 1,029
Federal National Mortgage Association, Series
2017-24, Class PG
2.625%, 4/25/47  3,671,007 3,260
Federal National Mortgage Association, Series
2017-26, Class FA
4.339%, (US 30 Day Average SOFR plus
0.465%), 4/25/47  2,355,826 2,334
Federal National Mortgage Association, Series
2017-35, Class MC
2.625%, 12/25/44  708,256 691
Federal National Mortgage Association, Series
2017-82, Class FE
4.239%, (US 30 Day Average SOFR plus
0.365%), 10/25/47  818,792 812
Federal National Mortgage Association, Series
2017-9, Class BF
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,137,099 1,127
Federal National Mortgage Association, Series
2017-9, Class DF
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  814,537 808
Federal National Mortgage Association, Series
2017-9, Class EF
4.389%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  411,849 408
Federal National Mortgage Association, Series
2017-96, Class FB
4.289%, (US 30 Day Average SOFR plus
0.415%), 12/25/47  1,443,956 1,424
Federal National Mortgage Association, Series
2018-1, Class FA
4.239%, (US 30 Day Average SOFR plus
0.365%), 2/25/48  470,682 465
Federal National Mortgage Association, Series
2018-14, Class KC
3.000%, 3/25/48  1,614,408 1,552
Federal National Mortgage Association, Series
2018-36, Class FD
4.239%, (US 30 Day Average SOFR plus
0.365%), 6/25/48  1,926,286 1,904
Federal National Mortgage Association, Series
2018-38, Class MA
3.300%, 6/25/48  1,705,386 1,643

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2018-45, Class TM
3.000%, 6/25/48  1,386,765 1,260
Federal National Mortgage Association, Series
2018-55, Class GA
3.375%, 8/25/48  1,305,760 1,262
Federal National Mortgage Association, Series
2018-64, Class A
3.000%, 9/25/48  1,265,493 1,141
Federal National Mortgage Association, Series
2018-85, Class EA
3.500%, 12/25/48  939,872 919
Federal National Mortgage Association, Series
2019-13, Class PE
3.000%, 3/25/49  813,867 750
Federal National Mortgage Association, Series
2019-15, Class FA
4.489%, (US 30 Day Average SOFR plus
0.615%), 4/25/49  687,485 676
Federal National Mortgage Association, Series
2019-25, Class PA
3.000%, 5/25/48  1,770,064 1,667
Federal National Mortgage Association, Series
2019-41, Class FG
4.489%, (US 30 Day Average SOFR plus
0.615%), 8/25/59  1,763,024 1,730
Federal National Mortgage Association, Series
2019-43, Class FC
4.389%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  1,344,690 1,324
Federal National Mortgage Association, Series
2019-67, Class FB
4.439%, (US 30 Day Average SOFR plus
0.565%), 11/25/49  750,430 740
Federal National Mortgage Association, Series
2019-81, Class LH
3.000%, 12/25/49  978,834 893
Federal National Mortgage Association, Series
2020-34, Class AG
2.000%, 6/25/35  2,584,905 2,476
Federal National Mortgage Association, Series
2020-48, Class AB
2.000%, 7/25/50  1,040,291 877
Federal National Mortgage Association, Series
2020-59, Class NC
3.000%, 8/25/40  1,507,056 1,421
Federal National Mortgage Association, Series
2021-27, Class EC
1.500%, 5/25/51  4,516,492 3,709
Federal National Mortgage Association, Series
2021-40, Class DW
2.000%, 6/25/41  335,426 302
Federal National Mortgage Association, Series
2021-78, Class ND
1.500%, 11/25/51  2,494,075 2,051
Federal National Mortgage Association, Series
2021-91, Class AB
2.500%, 9/25/49  1,725,316 1,559
Federal National Mortgage Association, Series
2021-95, Class CP
1.500%, 8/25/51  788,271 681
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2022-62, Class KA
3.250%, 9/25/52  1,013,565 958
Federal National Mortgage Association, Series
2022-89, Class AY
3.000%, 2/25/48  2,263,000 1,992
Federal National Mortgage Association, Series
2023-14, Class EJ
2.750%, 4/25/49  1,634,361 1,541
Federal National Mortgage Association, Series
2023-37, Class FH
4.389%, (US 30 Day Average SOFR plus
0.515%), 1/25/50  2,791,744 2,751
Federal National Mortgage Association, Series
2023-38, Class FC
4.539%, (US 30 Day Average SOFR plus
0.665%), 6/25/40  2,091,424 2,085
Federal National Mortgage Association, Series
2023-38, Class FD
4.936%, (US 30 Day Average SOFR plus
0.865%), (AFC), 10/25/39  647,152 634
Federal National Mortgage Association, Series
2024-64, Class KY
3.000%, 12/25/43  1,086,000 942
Federal National Mortgage Association, Series
2025-95, Class FC
4.574%, (US 30 Day Average SOFR plus
0.700%), 9/25/52  4,398,246 4,369
Federal National Mortgage Association, Series
2025-98, Class PK
4.500%, 8/25/54  15,970,129 15,889
Government National Mortgage Association
2.500%, 12/20/37  1,832,076 1,734
2.500%, 6/20/38  3,439,675 3,251
2.500%, 7/20/50  10,148,726 8,621
3.000%, 6/20/43  1,848,361 1,671
3.000%, 8/20/43  575,989 521
3.000%, 11/15/47  5,296,910 4,877
3.000%, 10/20/50  4,556,327 4,085
3.500%, 4/20/48  1,131,736 1,064
4.000%, 8/20/52  22,055,292 20,980
5.500%, 8/20/55  26,794,869 27,073
6.000%, 1/20/53  6,951,258 7,186
6.000%, 7/20/55  9,143,395 9,335
Government National Mortgage Association
TBA
5.500%, 1/15/55  9,000,000 9,087
Government National Mortgage Association,
Series 2010-163, Class NC
4.000%, 12/20/40  1,300,083 1,293
Government National Mortgage Association,
Series 2013-152, Class HA
2.500%, 6/20/43  1,502,405 1,404
Government National Mortgage Association,
Series 2014-133, Class BP
2.250%, 9/20/44  1,143,359 1,038
Government National Mortgage Association,
Series 2014-149, Class KP
2.250%, 7/16/44  984,693 913

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2014-181, Class L
3.000%, 12/20/44  1,064,893 973
Government National Mortgage Association,
Series 2015-144, Class CA
2.500%, 10/20/45  1,635,956 1,457
Government National Mortgage Association,
Series 2016-136, Class A
3.000%, 7/20/44  993,577 908
Government National Mortgage Association,
Series 2016-93, Class AB
1.750%, 7/20/44  2,140,753 1,819
Government National Mortgage Association,
Series 2016-99, Class TL
2.000%, 4/16/44  2,727,649 2,312
Government National Mortgage Association,
Series 2017-139, Class GA
3.000%, 9/20/47  3,736,509 3,410
Government National Mortgage Association,
Series 2017-167, Class BQ
2.500%, 8/20/44  873,081 830
Government National Mortgage Association,
Series 2018-65, Class DC
3.500%, 5/20/48  1,479,292 1,384
Government National Mortgage Association,
Series 2021-105, Class P
1.750%, 6/20/51  5,001,149 4,120
Government National Mortgage Association,
Series 2021-107, Class DB
1.750%, 4/20/51  4,688,298 3,870
Government National Mortgage Association,
Series 2021-135, Class A
2.000%, 8/20/51  1,159,217 970
Government National Mortgage Association,
Series 2021-160, Class NE
2.000%, 9/20/51  8,890,377 7,622
Government National Mortgage Association,
Series 2021-215, Class GA
2.000%, 12/20/51  7,715,147 6,776
Government National Mortgage Association,
Series 2021-225, Class YC
2.000%, 12/20/51  907,662 782
Government National Mortgage Association,
Series 2021-24, Class BC
1.250%, 2/20/51  1,640,703 1,296
Government National Mortgage Association,
Series 2021-27, Class BD
5.000%, 2/20/51  1,424,781 1,422
Government National Mortgage Association,
Series 2021-27, Class CW
5.000%, 2/20/51  1,917,470 1,914
Government National Mortgage Association,
Series 2021-27, Class NT
5.000%, 2/20/51  1,492,843 1,475
Government National Mortgage Association,
Series 2021-27, Class Q
5.000%, 2/20/51  1,331,663 1,329
Government National Mortgage Association,
Series 2021-8, Class CY
5.000%, 1/20/51  1,314,953 1,312
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2021-89, Class LK
2.000%, 5/20/51  2,792,558 2,324
Government National Mortgage Association,
Series 2022-138, Class PT
2.500%, 10/20/51  7,391,996 6,274
Government National Mortgage Association,
Series 2022-153, Class KA
4.000%, 12/20/49  1,471,018 1,454
Government National Mortgage Association,
Series 2022-197, Class LF
4.618%, (US 30 Day Average SOFR plus
0.700%), 11/20/52  5,814,967 5,788
Government National Mortgage Association,
Series 2022-205, Class A
2.000%, 9/20/51  2,279,434 1,823
Government National Mortgage Association,
Series 2022-24, Class AH
2.500%, 2/20/52  498,141 431
Government National Mortgage Association,
Series 2022-31, Class GH
2.500%, 12/20/49  3,685,325 3,345
Government National Mortgage Association,
Series 2022-34, Class DN
3.500%, 9/20/41  2,952,373 2,848
Government National Mortgage Association,
Series 2022-46, Class LY
3.000%, 3/20/52  716,000 600
Government National Mortgage Association,
Series 2022-5, Class BA
2.000%, 10/20/49  5,892,945 5,177
Government National Mortgage Association,
Series 2022-50, Class CA
3.000%, 3/20/52  5,325,200 4,826
Government National Mortgage Association,
Series 2022-66, Class CG
3.500%, 4/20/52  3,217,780 3,090
Government National Mortgage Association,
Series 2022-78, Class HW
2.500%, 4/20/52  1,247,000 1,004
Government National Mortgage Association,
Series 2022-84, Class A
2.500%, 1/20/52  11,450,907 9,710
Government National Mortgage Association,
Series 2022-9, Class GA
2.000%, 1/20/52  1,353,181 1,131
Government National Mortgage Association,
Series 2023-81, Class YJ
3.500%, 6/20/53  6,383,000 5,603
Government National Mortgage Association,
Series 2024-110, Class JC
3.000%, 9/20/47  8,659,130 8,296
Government National Mortgage Association,
Series 2024-110, Class JL
3.000%, 10/20/49  1,918,000 1,669
Government National Mortgage Association,
Series 2024-184, Class GC
3.500%, 10/20/51  7,258,905 7,022
Government National Mortgage Association,
Series 2024-45, Class BD
2.000%, 3/20/54  1,206,667 1,121

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2025-1, Class GC
3.500%, 10/20/51  22,720,398 21,969
Government National Mortgage Association,
Series 2025-7, Class EL
2.500%, 1/20/55  828,000 595
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A4
1.721%, 12/12/53  3,499,000 3,141
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49  474,077 471
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  618,699 549
Morgan Stanley Capital I Trust, Series 2020-
HR8, Class A3
1.790%, 7/15/53  1,277,930 1,158
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1 144A 144A
1.027%, (AFC), 11/25/55 144A  214,296 205
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  1,427,063 1,274
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A 144A 144A
5.193%, (US SOFR 1 Month plus 1.443%),
3/15/42 144A  2,602,000 2,578
Uniform Mortgage Backed Security TBA
5.000%, 1/15/55  9,200,000 9,174
5.500%, 1/15/55  11,200,000 11,357
Structured Products (49.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  605,528 547
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  1,205,553 1,104
Verus Securitization Trust, Series 2021-3,
Class A1 144A 144A
1.046%, (AFC), 6/25/66 144A  1,089,099 961
Verus Securitization Trust, Series 2021-4,
Class A1 144A 144A
0.938%, (AFC), 7/25/66 144A  1,403,260 1,189
Verus Securitization Trust, Series 2021-5,
Class A1 144A 144A
1.013%, (AFC), 9/25/66 144A  1,550,570 1,353
Verus Securitization Trust, Series 2021-7,
Class A1 144A 144A
2.829%, (AFC), 10/25/66 144A ∑ 821,708 755
Verus Securitization Trust, Series 2021-8,
Class A1 144A 144A
2.824%, (AFC), 11/25/66 144A  1,472,399 1,366
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  259,557 252
Verus Securitization Trust, Series 2021-R3,
Class A1 144A 144A
1.020%, (AFC), 5/25/64 144A  473,942 454
Total 1,225,383
Total Structured Products (Cost: $1,409,922) 1,414,327
Total Investments (99.3%) (Cost: $2,839,810)
@
2,834,699
Other Assets, Less Liabilities (0.7%) 19,978
Net Assets (100.0%) 2,854,677
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $232,176 representing
8.1% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,843,159 and the net unrealized depreciation of investments based on that cost was $8,460 which is comprised of $28,807 aggregate gross unrealized appreciation and
$37,267 aggregate gross unrealized depreciation.

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 689,436 $ —
Governments — 726,988 —
Municipal Bonds — 3,948 —
Structured Products — 1,414,327 —
Total Assets:
$ — $ 2,834,699 $ —

Schedule of Investments
December 31, 2025
Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 1.3% ) Shares/ Par
+
Value
$ (000's)
Communications (1.1%)
Beignet Investor LLC  144A  144A
6.581%, 5/30/49 144A 1,180,000 1,247
Total 1,247
Industrial (0.2%)
Vessel Management Services, Inc.
3.432%, 8/15/36 305,000 273
Total 273
Total Corporate Bonds (Cost: $1,485) 1,520
144A 144A 144A
Governments ( 129.4% )
Governments (129.4%)
Resolution Funding Corp. Stripped
0.000%, 4/15/28 IO  400,000 368
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO  500,000 423
US Treasury
1.125%, 5/15/40 1,650,000 1,047
1.125%, 8/15/40 42,390,000 26,623
1.375%, 8/15/50 1,080,000 531
1.375%, 11/15/40 9,800,000 6,361
1.500%, 11/30/28 700,000 661
1.625%, 11/15/50 400,000 210
1.875%, 2/15/41 1,900,000 1,327
2.000%, 2/15/50 12,920,000 7,573
2.250%, 8/15/49 300,000 188
2.375%, 5/15/51 2,300,000 1,449
2.375%, 3/31/29 900,000 867
2.500%, 2/15/45 1,440,000 1,020
2.500%, 2/15/46 850,000 592
2.875%, 5/15/49 1,750,000 1,255
3.000%, 8/15/52 4,500,000 3,223
3.000%, 11/15/44 1,620,000 1,253
3.000%, 5/15/45 1,410,000 1,085
3.000%, 11/15/45 370,000 283
3.000%, 2/15/48 330,000 246
3.000%, 8/15/48  β 4,000,000 2,962
3.000%, 2/15/49 10,470,000 7,713
3.125%, 2/15/43 600,000 485
3.125%, 8/15/44 1,620,000 1,282
3.125%, 5/15/48 2,430,000 1,846
3.250%, 6/30/29 400,000 395
3.375%, 8/15/42 9,500,000 8,028
3.375%, 11/15/48 4,200,000 3,323
3.625%, 2/15/53 2,900,000 2,348
3.625%, 5/15/53 1,400,000 1,133
3.625%, 3/31/30 200,000 200
3.750%, 5/31/30 200,000 200
3.750%, 6/30/30 400,000 401
3.875%, 7/15/28 2,500,000 2,521
3.875%, 2/15/43 300,000 270
3.875%, 5/15/43 3,100,000 2,781
4.000%, 11/15/52 15,830,000 13,727
4.000%, 11/15/42 2,800,000 2,566
4.125%, 11/15/27 100,000 101
Governments (129.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.125%, 8/31/30 400,000 407
4.125%, 8/15/44 1,600,000 1,468
4.250%, 8/15/35 780,000 786
4.375%, 5/15/41 16,080,000 15,668
4.375%, 8/15/43 1,600,000 1,528
4.500%, 2/15/44 400,000 387
4.625%, 2/15/55 10,900,000 10,499
4.625%, 9/30/30 300,000 312
4.625%, 5/15/44 500,000 491
4.625%, 11/15/44 700,000 686
4.625%, 11/15/45 800,000 782
4.750%, 5/15/55 900,000 884
4.750%, 11/15/43 1,790,000 1,790
4.750%, 2/15/45 300,000 298
4.875%, 10/31/30 200,000 210
4.875%, 8/15/45 2,660,000 2,686
5.000%, 5/15/45 500,000 513
US Treasury Inflation Index Bond
0.125%, 1/15/32 469,804 429
0.625%, 7/15/32 1,792,896 1,682
1.125%, 1/15/33 2,339,020 2,244
1.750%, 1/15/34 2,751,632 2,736
1.875%, 7/15/34 207,518 208
2.125%, 1/15/35 309,498 315
US Treasury Stripped
0.000%, 8/15/34 IO  850,000 590
0.000%, 5/15/41 IO  40,000 19
0.000%, 8/15/41 IO  50,000 23
0.000%, 11/15/41 IO  80,000 37
0.000%, 5/15/42 IO  70,000 31
0.000%, 8/15/42 IO  220,000 97
0.000%, 11/15/42 IO  50,000 22
Total 156,695
Total Governments (Cost: $175,454) 156,695
Structured Products ( 22.2% )
Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series
2018-1A, Class A 144A 144A
4.739%, (US 30 Day Average SOFR plus
0.865%), 2/27/68 144A  36,900 37
Hertz Vehicle Financing LLC, Series 2022-2A,
Class A 144A 144A
2.330%, 6/26/28 144A  300,000 293
Massachusetts Educational Financing
Authority, Series 2008-1, Class A1
5.525%, (US 90 Day Average SOFR plus
1.212%), 4/25/38  8,276 8
Total 338
Mortgage Securities (21.9%)
Benchmark Mortgage Trust, Series 2019-B9,
Class A5
4.015%, 3/15/52  600,000 591

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (22.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Benchmark Mortgage Trust, Series 2024-V6,
Class A3
5.925%, 3/15/57  200,000 209
COMM Mortgage Trust, Series 2018-HOME,
Class A 144A 144A
3.815%, (CSTR, AFC), 4/10/33 144A  200,000 197
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  1,619,156 1,581
Federal Home Loan Mortgage Corp., Series
2752, Class EZ
5.500%, 2/15/34  69,100 71
Federal Home Loan Mortgage Corp., Series
3759, Class FB
4.598%, (US 30 Day Average SOFR plus
0.615%), 11/15/40  12,525 12
Federal Home Loan Mortgage Corp., Series
4092, Class AY
3.000%, 8/15/32  2,200,000 2,148
Federal Home Loan Mortgage Corp., Series
4387, Class AZ
4.000%, 9/15/44  1,814,062 1,750
Federal Home Loan Mortgage Corp., Series
4398, Class ZX
4.000%, 9/15/54  937,160 866
Federal Home Loan Mortgage Corp., Series
4830, Class ZG
3.000%, 4/15/53  621,775 484
Federal Home Loan Mortgage Corp., Series
T-61, Class 1A1
5.429%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.400%),
7/25/44  2,980 3
Federal National Mortgage Association
3.600%, 2/1/40  493,905 466
5.000%, 6/1/35  13,547 14
5.000%, 2/1/36  22,010 23
5.500%, 5/1/49  18,430 19
6.500%, 5/1/54  702,449 730
Federal National Mortgage Association, Series
2007-39, Class NZ
4.250%, 5/25/37  16,226 16
Federal National Mortgage Association, Series
2012-101, Class FC
4.489%, (US 30 Day Average SOFR plus
0.615%), 9/25/42  20,082 20
Federal National Mortgage Association, Series
2016-61, Class ML
3.000%, 9/25/46  900,000 767
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1,
Class A2 144A 144A
4.304%, (CSTR), 10/25/52 144A  538,840 466
Government National Mortgage Association
TBA
4.000%, 1/15/55  800,000 756
Government National Mortgage Association,
Series 2010-26, Class OW
0.000%, 2/20/40 PO  203,357 163
Government National Mortgage Association,
Series 2010-75, Class OA
0.000%, 9/20/35 PO  124,445 104
Structured Products (22.2%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Hilton USA Trust, Series 2016-HHV, Class A 144A 144A
3.719%, 11/5/38 144A  600,000 596
Merrill Lynch Mortgage Investors Trust, Series
2003-A4, Class 3A
7.000%, (CSTR, AFC), 5/25/33  381 –π
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class A1 144A 144A
2.750%, (AFC), 11/25/59 144A  58,587 57
Structured Asset Mortgage Investments II
Trust, Series 2004-AR5, Class 1A1
4.506%, (US SOFR 1 Month plus 0.775%),
(AFC), 10/19/34  850 1
Towd Point Mortgage Trust, Series 2020-1,
Class A2A 144A 144A
3.100%, (AFC), 1/25/60 144A  200,000 184
Uniform Mortgage Backed Security TBA
4.000%, 2/12/56  1,300,000 1,232
4.500%, 2/15/56  1,200,000 1,170
5.000%, 1/15/55  2,000,000 1,994
6.000%, 1/15/55  6,800,000 6,982
6.500%, 2/15/56  2,800,000 2,910
Total 26,582
Total Structured Products (Cost: $27,558) 26,920
Short-Term Investments ( 0.0% )
Governments (0.0%)
US Treasury
0.000%, 3/3/26 1,000 1
Total 1
Total Short-Term Investments (Cost: $1) 1
Total Investments (152.9%) (Cost: $204,498)
@
185,136
Other Assets, Less Liabilities (-52.9%) (64,061)
Net Assets (100.0%) 121,075

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 3,700 37 3/26 $ 4,044 $ 6 $ 4
Ten-Year US Treasury Note Future Long USD 1,700 17 3/26 1,911 (3) (3)
Three-Month SOFR Future Long USD 8,500 34 6/27 8,235 (3) (2)
Three-Month SOFR Future Long USD 8,500 34 9/27 8,233 (5) (2)
Three-Month SOFR Future Long USD 8,500 34 12/27 8,228 (5) (3)
Two-Year US Treasury Note Future Short USD 7,800 39 3/26 8,143 (8) 3
Ultra Long-Term US Treasury Bond Future Short USD 400 4 3/26 472 6 1
Ultra Ten-Year US Treasury Note Future Short USD 25,600 256 3/26 29,444 154 48
US Treasury Long Bond Future Short USD 7,400 74 3/26 8,554 45 16
$ 187 $ 62
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Vari ation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.250% 6/41 3,110 USD $ 85 $ 1,028 $ 1,113 $ 7
1-Day USD-SOFR
Compounded-OIS
1.750% 10/53 500 USD (7) 209 202 1
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 2,800 USD 65 256 321 10
$ 143 $ 1,493 $ 1,636 $ 18
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD 21 $ 113.500 1/26 21 $ (2)
Put - Ten-Year US Treasury Note Future USD 21 111.500 1/26 21 (3)
(Premiums Received $6)
$ (5)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 18 $ 72 $ 90 $ – $ (10) $ (10) $ (5)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $3,077 representing
2.5% of the net assets.
β Part or all of the security has been pledged as collateral.
π Amount is less than one thousand.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $233,641 and the net unrealized depreciation of investments based on that cost was $46,687 which is comprised of $44,209 aggregate gross unrealized appreciation and
$90,896 aggregate gross unrealized depreciation.

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 1,520 $ —
Governments — 156,695 —
Structured Products — 26,920 —
Short-Term Investments — 1 —
Other Financial Instruments^
Futures 211 — —
Interest Rate Swaps — 1,636 —
Total Assets:
$ 211 $ 186,772 $ —
Liabilities:
Other Financial Instruments^
Futures (24) — —
Written Options (5) — —
Total Liabilities:
$ (29) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 12.1% ) Shares/ Par
+
Value
$ (000's)
Communications (0.7%)
Amazon.com, Inc.
4.650%, 11/20/35 852,000 849
Meta Platforms, Inc.
4.600%, 11/15/32 880,000 887
Sprint Capital Corp.
6.875%, 11/15/28 985,000 1,057
Total 2,793
Consumer, Cyclical (0.7%)
Hyatt Hotels Corp.
5.750%, 3/30/32 205,000 215
Lowe's Companies, Inc.
4.250%, 3/15/31 2,177,000 2,168
Southwest Airlines Co.
4.375%, 11/15/28 595,000 596
Total 2,979
Consumer, Non-cyclical (1.7%)
AbbVie, Inc.
2.950%, 11/21/26 800,000 794
Amgen, Inc.
5.250%, 3/2/33 830,000 859
CVS Health Corp.
5.125%, 2/21/30 1,050,000 1,079
5.250%, 2/21/33 630,000 648
HCA, Inc.
5.250%, 3/1/30 1,030,000 1,063
Roche Holdings, Inc.  144A  144A
2.314%, 3/10/27 144A 1,270,000 1,250
Royalty Pharma PLC
4.450%, 3/25/31 1,450,000 1,446
Total 7,139
Energy (0.7%)
EOG Resources, Inc.
4.400%, 1/15/31 1,192,000 1,196
Shell Finance US, Inc.
4.125%, 11/6/30 445,000 445
Targa Resources Corp.
4.350%, 1/15/29 745,000 747
Western Midstream Operating LP
4.800%, 3/1/31 444,000 444
Total 2,832
Financial (5.2%)
Atlas Warehouse Lending Co. LP  144A  144A
4.950%, 11/15/30 144A 400,000 401
6.250%, 1/15/30 144A 825,000 869
Capital One Financial Corp.  α
2.359%, (US SOFR plus 1.337%), 7/29/32 α 985,000 862
Capitol One Financial Corp.  α
7.624%, (US SOFR plus 3.070%), 10/30/31
α 1,285,000 1,452
The Charles Schwab Corp.  α
4.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.168%), 6/1/26 µ,α 1,289,000 1,281
Corporate Bonds (12.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Citigroup, Inc.  α
5.827%, (US SOFR plus 2.056%), 2/13/35 α 420,000 436
CNO Global Funding  144A  144A
4.700%, 12/11/30 144A 1,570,000 1,572
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30 1,065,000 1,068
Fortitude Global Funding  144A  144A
4.625%, 10/6/28 144A 711,000 711
GA Global Funding Trust  144A  144A
4.400%, 9/23/27 144A 1,070,000 1,074
The Goldman Sachs Group, Inc.  α
4.939%, (US SOFR plus 1.330%), 10/21/36
α 720,000 715
Highwoods Realty LP
3.875%, 3/1/27 1,080,000 1,072
HPS Corporate Lending Fund  144A  144A
4.900%, 9/11/28 144A 535,000 532
JPMorgan Chase & Co.
4.995%, (US SOFR plus 1.125%), 7/22/30 α 1,040,000 1,068
5.299%, (US SOFR plus 1.450%), 7/24/29 α 465,000 479
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp.  144A  144A
4.250%, 2/1/27 144A 1,245,000 1,237
Morgan Stanley
4.892%, (US SOFR plus 1.314%), 10/22/36
α 250,000 248
4.994%, (US SOFR plus 1.380%), 4/12/29 α 540,000 551
Nationwide Building Society  144A  144A
4.351%, 9/30/30 144A 1,110,000 1,110
North Haven Private Income Fund LLC  144A  144A
5.125%, 9/25/28 144A 1,035,000 1,033
Royal Bank of Canada  α
4.696%, (US SOFR plus 1.060%), 8/6/31 α 426,000 432
The Toronto-Dominion Bank
4.109%, 10/13/28 1,290,000 1,293
Wells Fargo & Co.
3.900%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.453%), 3/15/26 µ,α 1,275,000 1,271
4.970%, (US SOFR plus 1.370%), 4/23/29 α 815,000 830
5.605%, (US SOFR plus 1.740%), 4/23/36 α 120,000 126
6.303%, (US SOFR plus 1.790%), 10/23/29
α 170,000 180
Total 21,903
Industrial (0.0%)
Textron, Inc.
4.950%, 3/15/36 272,000 270
Total 270
Technology (1.1%)
Apple, Inc.
4.200%, 5/12/30 1,039,000 1,051
Dell International LLC / EMC Corp.
4.150%, 2/15/29 680,000 679

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (12.1%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Intel Corp.
2.450%, 11/15/29 830,000 775
Oracle Corp.
4.450%, 9/26/30 1,501,000 1,469
Synopsys, Inc.
4.850%, 4/1/30 620,000 633
Total 4,607
Utilities (2.0%)
Black Hills Corp.
4.550%, 1/31/31 1,645,000 1,645
Consumers Energy Co.
4.500%, 1/15/31 1,457,000 1,473
Duke Energy Florida LLC
4.200%, 12/1/30 444,000 444
Evergy Kansas Central, Inc.
4.700%, 3/13/28 1,040,000 1,056
Jersey Central Power & Light Co.  144A  144A
4.400%, 1/15/31 144A 1,159,000 1,155
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28 1,620,000 1,633
Wisconsin Electric Power Co.
4.150%, 10/15/30 874,000 873
Total 8,279
Total Corporate Bonds (Cost: $50,420) 50,802
Governments ( 62.8% )
Governments (62.8%)
Australian Government Bond
1.000%, 12/21/30 AUD  §,∞ 3,000,000 1,709
1.000%, 11/21/31 AUD  §,∞ 1,600,000 881
1.500%, 6/21/31 AUD  ∞ 3,000,000 1,726
1.750%, 11/21/32 AUD  §,∞ 1,800,000 1,007
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 618,000 629
New Zealand Government Bond
1.500%, 5/15/31 NZD  ∞ 8,100,000 4,126
2.000%, 5/15/32 NZD  ∞ 8,100,000 4,129
3.500%, 4/14/33 NZD  §,∞ 3,880,000 2,139
4.500%, 5/15/35 NZD  ∞ 6,800,000 3,942
United Kingdom Gilt
4.375%, 3/7/30 GBP  §,∞ 9,150,000 12,543
4.500%, 3/7/35 GBP  §,∞ 1,250,000 1,688
US Treasury Inflation Index Bond
0.125%, 2/15/51 8,566,151 4,624
0.125%, 1/15/30  β 19,766,173 18,746
0.125%, 7/15/30 12,635,008 11,923
0.125%, 1/15/31 12,507,000 11,658
0.125%, 7/15/31 19,581,770 18,142
0.125%, 1/15/32  β 10,535,355 9,626
0.250%, 2/15/50 6,737,088 3,876
0.250%, 7/15/29 3,818,460 3,679
0.625%, 7/15/32 10,813,404 10,144
0.625%, 2/15/43 8,255,863 6,141
0.750%, 2/15/42 7,759,031 6,038
0.750%, 2/15/45 18,139,843 13,220
0.875%, 1/15/29 9,219,282 9,076
0.875%, 2/15/47 6,001,938 4,326
1.000%, 2/15/46 5,290,170 3,987
1.000%, 2/15/48 3,696,812 2,699
Governments (62.8%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.000%, 2/15/49 3,686,179 2,651
1.125%, 1/15/33 1,989,260 1,909
1.250%, 4/15/28 7,652,352 7,621
1.375%, 7/15/33 25,728,240 25,076
1.375%, 2/15/44 10,868,504 9,096
1.500%, 2/15/53 2,519,167 1,963
1.625%, 10/15/29 776,033 784
1.625%, 4/15/30 409,108 411
1.750%, 1/15/34 4,130,763 4,107
1.875%, 7/15/34 18,209,705 18,281
1.875%, 7/15/35 5,992,445 5,976
2.125%, 1/15/35 928,494 945
2.125%, 2/15/41 3,748,021 3,668
2.375%, 10/15/28 265,740 274
2.500%, 1/15/29 887,112 916
3.625%, 4/15/28 3,019,455 3,168
3.875%, 4/15/29 3,960,960 4,266
Total 263,536
Total Governments (Cost: $293,273) 263,536
144A 144A 144A
Municipal Bonds ( 0.4% )
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB   485,000 431
University of California
1.316%, 5/15/27 RB   1,105,000 1,070
Total Municipal Bonds (Cost: $1,552) 1,501
Structured Products ( 17.5% )
Asset Backed Securities (2.4%)
Aligned Data Centers Issuer LLC, Series
2021-1A, Class  B 144A 144A
2.482%, 8/15/46 144A  1,100,000 1,080
Blackbird Capital Aircraft, Series 2021-1A,
Class A 144A 144A
2.443%, 7/15/46 144A  630,788 599
Cedar Funding, Ltd., Series 2017-8A,
Class ARR 144A 144A
5.102%, (US SOFR 3 Month plus 1.220%),
1/17/38 144A  1,750,000 1,749
Ellington Financial Mortgage Trust, Series
2025-CES1, Class A1B 144A 144A
5.877%, (AFC), 1/25/60 144A ∑ 1,067,091 1,080
Elmwood CLO 39, Ltd., Series 2025-2A,
Class A1 144A 144A
5.022%, (US SOFR 3 Month plus 1.140%),
4/17/38 144A  2,200,000 2,193
Goodgreen Trust, Series 2020-1A, Class A 144A 144A
2.630%, 4/15/55 144A  439,731 366
Hilton Grand Vacations Trust, Series 2019-AA,
Class B 144A 144A
2.540%, 7/25/33 144A  189,302 189
Palmer Square CLO, Ltd., Series 2024-4A,
Class A2 144A 144A
5.405%, (US SOFR 3 Month plus 1.500%),
1/15/38 144A  625,000 628
RCKT Mortgage Trust, Series 2024-CES3,
Class A1A 144A 144A
6.591%, (AFC), 5/25/44 144A  306,392 311

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (17.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Sierra Receivables Funding Co. LLC, Series
2021-A1, Class B 144A 144A
1.340%, 11/20/37 144A  337,071 336
Subway Funding LLC, Series 2024-1A,
Class A2II 144A 144A
6.268%, 7/30/54 144A  548,460 560
Switch ABS Issuer LLC, Series 2024-2A,
Class A2 144A 144A
5.436%, 6/25/54 144A  625,000 627
Towd Point Mortgage Trust, Series 2024-
CES3, Class A1 144A 144A
6.290%, (AFC), 5/25/64 144A  431,103 436
Total 10,154
Mortgage Securities (15.1%)
Agate Bay Mortgage Trust, Series 2015-7,
Class A3 144A 144A
3.500%, (AFC), 10/25/45 144A  325,697 302
Angel Oak Mortgage Trust, Series 2019-6,
Class A3 144A 144A
2.927%, (AFC), 11/25/59 144A  50,420 50
Arroyo Mortgage Trust, Series 2021-1R,
Class A2 144A 144A
1.483%, (CSTR, AFC), 10/25/48 144A  180,917 165
Arroyo Mortgage Trust, Series 2021-1R,
Class A3 144A 144A
1.637%, (CSTR, AFC), 10/25/48 144A  139,167 127
BANK5 Trust, Series 2024-5YR6, Class A3
6.225%, 5/15/57  818,000 862
BANK5 Trust, Series 2024-5YR7, Class A3
5.769%, 6/15/57  1,520,000 1,586
BBCMS Mortgage Trust, Series 2024-5C27,
Class A3
6.014%, 7/15/57  400,000 420
Benchmark Mortgage Trust, Series 2024-V8,
Class A3
6.189%, (AFC), 7/15/57  1,412,000 1,491
BFLD Trust, Series 2025-FPM, Class A 144A 144A
5.011%, (CSTR), 10/10/40 144A  1,737,000 1,757
Bravo Residential Funding Trust, Series 2025-
NQM3, Class A1 144A 144A
5.573%, (AFC), 3/25/65 144A ∑ 527,723 532
Bravo Residential Funding Trust, Series 2025-
NQM9, Class A3 144A 144A
5.551%, (AFC), 9/25/65 144A ∑ 1,419,576 1,428
Chase Home Lending Mortgage Trust, Series
2024-10, Class A4 144A 144A
6.000%, (AFC), 10/25/55 144A  737,665 746
Chase Home Lending Mortgage Trust, Series
2024-2, Class A4A 144A 144A
6.000%, (AFC), 2/25/55 144A  348,574 353
Chase Home Lending Mortgage Trust, Series
2024-7, Class A4 144A 144A
6.000%, (AFC), 6/25/55 144A  1,185,779 1,192
Chase Home Lending Mortgage Trust, Series
2024-9, Class A4 144A 144A
5.500%, (AFC), 9/25/55 144A  698,069 699
Chase Home Lending Mortgage Trust, Series
2024-9, Class A6 144A 144A
5.500%, (AFC), 9/25/55 144A  204,677 204
Structured Products (17.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series
2025-10, Class A4A 144A 144A
5.500%, (AFC), 7/25/56 144A  1,365,650 1,377
Chase Home Lending Mortgage Trust, Series
2025-9, Class A4A 144A 144A
5.500%, (AFC), 6/25/56 144A  1,815,010 1,827
Citigroup Mortgage Loan Trust, Series 2024-
CMI1, Class A11 144A 144A
5.500%, (AFC), 6/25/54 144A  1,116,732 1,121
Credit Suisse Mortgage Trust, Series 2015-
WIN1, Class A10 144A 144A
3.500%, (AFC), 12/25/44 144A  38,249 36
Credit Suisse Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.538%, (AFC), 2/25/66 144A  235,265 213
Cross Mortgage Trust, Series 2025-H5,
Class A2 144A 144A
5.762%, (AFC), 7/25/70 144A ∑ 1,575,979 1,589
Federal Home Loan Mortgage Corp.
4.000%, 11/1/52  3,619,478 3,471
4.500%, 10/1/52  1,190,292 1,167
5.000%, 6/1/53  2,392,153 2,386
5.500%, 10/1/54  3,120,172 3,170
6.000%, 11/1/53  3,342,118 3,458
GCAT Trust, Series 2024-INV3, Class A6 144A 144A
5.500%, (AFC), 9/25/54 144A  573,981 578
Government National Mortgage Association
4.000%, 4/20/54  4,374,792 4,154
5.000%, 8/20/53  5,398,629 5,408
GS Mortgage-Backed Securities Trust, Series
2025-PJ10, Class A5 144A 144A
5.000%, (AFC), 4/25/56 144A  728,255 728
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2018-AON, Class A 144A 144A
4.128%, 7/5/31 144A  2,020,000 1,768
JP Morgan Mortgage Trust, Series 2014-5,
Class A1 144A 144A
2.565%, (AFC), 10/25/29 144A  71,860 71
JP Morgan Mortgage Trust, Series 2016-1,
Class A7 144A 144A
3.500%, 5/25/46 144A  485,008 446
JP Morgan Mortgage Trust, Series 2023-7,
Class A4A 144A 144A
5.500%, (AFC), 2/25/54 144A  1,145,827 1,152
JP Morgan Mortgage Trust, Series 2024-10,
Class A4 144A 144A
5.500%, (AFC), 3/25/55 144A  697,556 700
JP Morgan Mortgage Trust, Series 2024-10,
Class A6 144A 144A
5.500%, (AFC), 3/25/55 144A  432,160 433
JP Morgan Mortgage Trust, Series 2024-11,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  1,149,359 1,159
JP Morgan Mortgage Trust, Series 2024-5,
Class A6 144A 144A
6.000%, (AFC), 11/25/54 144A  415,782 417
JP Morgan Mortgage Trust, Series 2024-6,
Class A6 144A 144A
6.000%, (AFC), 12/25/54 144A  216,822 217

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (17.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2024-9,
Class A6 144A 144A
5.500%, (AFC), 2/25/55 144A  335,484 335
JP Morgan Mortgage Trust, Series 2024-INV1,
Class A4 144A 144A
6.000%, (AFC), 4/25/55 144A  719,426 730
JP Morgan Mortgage Trust, Series 2025-
7MPR, Class A1D 144A 144A
5.324%, (AFC), 2/25/56 144A ∑ 1,025,417 1,026
JP Morgan Mortgage Trust, Series 2025-
NQM3, Class A1B 144A 144A
5.495%, (AFC), 11/25/65 144A ∑ 1,880,830 1,894
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-1, Class A1 144A 144A
6.000%, 3/25/55 144A  726,421 739
PMT Loan Trust, Series 2025-J2, Class A9 144A 144A
5.500%, (AFC), 8/25/56 144A  2,071,144 2,085
PRKCM Trust, Series 2025-AFC1, Class A1 144A 144A
5.101%, 10/25/60 144A  1,083,101 1,085
Provident Funding Mortgage Trust, Series
2024-1, Class A3 144A 144A
5.500%, (AFC), 12/25/54 144A  1,319,345 1,326
RATE Mortgage Trust, Series 2024-J3,
Class A8 144A 144A
5.500%, (AFC), 10/25/54 144A  232,135 232
Sequoia Mortgage Trust, Series 2017-7,
Class  A7 144A 144A
3.500%, (AFC), 10/25/47 144A  877,661 801
Sequoia Mortgage Trust, Series 2024-10,
Class A11 144A 144A
5.500%, (AFC), 11/25/54 144A  418,046 418
Sequoia Mortgage Trust, Series 2024-10,
Class A5 144A 144A
5.500%, (AFC), 11/25/54 144A  421,661 424
Sequoia Mortgage Trust, Series 2024-6,
Class A11 144A 144A
6.000%, (AFC), 7/27/54 144A  215,393 216
Sequoia Mortgage Trust, Series 2024-9,
Class A5 144A 144A
5.500%, (AFC), 10/25/54 144A  570,160 572
Sequoia Mortgage Trust, Series 2025-8,
Class A4 144A 144A
5.500%, (AFC), 9/25/55 144A  1,317,859 1,325
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  416,892 393
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  415,231 378
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  138,529 135
Total 63,074
Total Structured Products (Cost: $73,068) 73,228
144A 144A 144A
Short-Term Investments ( 5.2% ) Shares/ Par
+
Value
$ (000's)
Commercial Paper (3.2%)
HQLA Funding LLC
0.000%, 1/2/26 13,500,000 13,497
Total 13,497
Governments (2.0%)
United Kingdom Inflation-Linked Gilt
0.125%, 3/22/26 GBP §,∞ 6,309,720 8,419
Total 8,419
Total Short-Term Investments (Cost: $21,934) 21,916
Total Investments (98.0%) (Cost: $440,247)
@
410,983
Other Assets, Less Liabilities (2.0%) 8,528
Net Assets (100.0%) 419,511

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Ten-Year US Treasury Note Future Long USD 10,000 100 3/26 $ 11,244 $ (33) $ (20)
$ (33) $ (20)
Total Return Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
CPURNSA 2.073% 8/27 3,500 USD $ – $ 519 $ 519 $ (1)
CPURNSA 2.145% 11/27 5,000 USD – 680 680 (2)
CPURNSA 2.415% 2/28 2,500 USD – 38 38 (1)
CPURNSA 2.565% 4/28 1,500 USD – 7 7 (1)
CPURNSA 2.370% 2/29 13,400 USD – 121 121 (1)
CPURNSA 2.386% 8/29 12,000 USD – 39 39 1
CPURNSA 1.800% 10/29 3,700 USD – 625 625 –π
CPURNSA 2.523% 11/29 2,200 USD – (3) (3) –π
CPURNSA 1.884% 11/29 2,000 USD – 322 322 –π
CPURNSA 2.464% 12/29 3,000 USD – 4 4 –π
CPURNSA 2.438% 2/30 9,500 USD – 114 114 2
CPURNSA 2.563% 2/30 8,200 USD 1 (36) (35) 2
CPURNSA 1.291% 5/30 2,000 USD – 442 442 (1)
CPURNSA 1.629% 6/30 2,000 USD – 400 400 (1)
CPURNSA 2.663% 8/30 1,200 USD – (9) (9) –π
CPURNSA 2.663% 8/30 8,300 USD 1 (84) (83) 2
CPURNSA 2.498% 9/31 7,000 USD – 518 518 2
CPURNSA 2.420% 5/32 4,500 USD 1 (9) (8) 1
CPURNSA 2.619% 3/33 5,500 USD – (26) (26) 1
CPURNSA 2.495% 5/33 3,500 USD – 6 6 1
CPURNSA 2.650% 8/33 8,500 USD 1 (114) (113) 4
CPURNSA 2.485% 2/34 3,400 USD 1 (4) (3) 2
CPURNSA 2.599% 9/35 3,800 USD 1 (56) (55) 2
CPURNSA 2.533% 11/30 5,000 USD 1 (35) (34) 1
CPURNSA 2.495% 11/35 4,000 USD 1 (28) (27) 2
$ 8 $ 3,431 $ 3,439 $ 15
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 23 $ – $ 23 $ (8) $ (20) $ (28) $ –

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Morgan Stanley Capital Services
LLC
AUD 7,856 5,243 3/18/26 $ — $ (16) $ (16)
Sell       Morgan Stanley Capital Services
LLC
GBP 16,586 22,353 3/18/26 — (157) (157)
Sell       Morgan Stanley Capital Services
LLC
NZD 24,228 13,987 3/18/26 102 — 102
$ 102 $ (173) $ (71)
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
CPURNSA Bank of America NA 2.240% 4/27 3,500 $ 423 $ 423
CPURNSA Bank of America NA 2.218% 4/27 2,000 247 247
CPURNSA Bank of America NA 2.235% 4/27 2,000 244 244
CPURNSA Bank of America NA 2.235% 5/27 5,000 611 611
CPURNSA Barclays Bank PLC 2.895% 12/27 1,700 (221) (221)
CPURNSA Barclays Bank PLC 2.784% 7/44 1,400 (89) (89)
CPURNSA Goldman Sachs International 1.870% 5/26 8,500 1,482 1,482
CPURNSA Goldman Sachs International 1.920% 5/26 7,000 1,173 1,173
CPURNSA Goldman Sachs International 1.770% 6/26 6,000 1,105 1,105
CPURNSA Goldman Sachs International 2.245% 11/26 3,000 377 377
CPURNSA Goldman Sachs International 2.280% 11/26 3,000 364 364
CPURNSA Goldman Sachs International 2.280% 11/26 4,000 486 486
$ 6,202 $ 6,202
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 102 $ 6,512 $ 6,614 $ (173) — $ (310) $ (483)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $57,228 representing
13.7% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At December 31, 2025, the aggregate value of these securities was $28,386 (in thousands), representing 6.8% of net assets.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $440,878 and the net unrealized depreciation of investments based on that cost was $20,358 which is comprised of $12,740 aggregate gross unrealized appreciation and
$33,098 aggregate gross unrealized depreciation.
π Amount is less than one thousand.

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 50,802 $ —
Governments — 263,536 —
Municipal Bonds — 1,501 —
Structured Products — 73,228 —
Short-Term Investments — 21,916 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 102 —
Total Return Swaps — 10,347 —
Total Assets:
$ — $ 421,432 $ —
Liabilities:
Other Financial Instruments^
Futures (33) — —
Forward Foreign Currency Contracts — (173) —
Total Return Swaps — (706) —
Total Liabilities:
$ (33) $ (879) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
December 31, 2025
High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0 .2% ) Shares/ Par
+
Value
$ (000's)
Communication Services ( 0 .0% )
Audacy, Inc. *,Æ 5,845 101
Total 101
Industrial ( 0 .2% )
Yeoman Capital SA *,Æ 183,058 1,614
Total 1,614
Total Common Stocks (Cost: $10,625) 1,715
Corporate Bonds ( 95 .0% )
Basic Materials ( 4 .3% )
Ashland, Inc. 144A 144A
3.375%, 9/1/31 144A 1,625,000 1,486
Axalta Coating Systems Dutch Holding BV 144A 144A
7.250%, 2/15/31 144A 425,000 448
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding BV 144A 144A
4.750%, 6/15/27 144A 600,000 601
Carpenter Technology Corp. 144A 144A
5.625%, 3/1/34 144A 475,000 482
Celanese US Holdings LLC
6.750%, 4/15/33 3,125,000 3,109
7.375%, 2/15/34 1,425,000 1,448
Cleveland-Cliffs, Inc. 144A 144A
4.625%, 3/1/29 144A 1,225,000 1,206
4.875%, 3/1/31 144A 425,000 408
6.750%, 4/15/30 144A 600,000 617
6.875%, 11/1/29 144A 400,000 414
7.000%, 3/15/32 144A 1,075,000 1,102
7.375%, 5/1/33 144A 650,000 676
7.500%, 9/15/31 144A 375,000 396
7.625%, 1/15/34 144A 725,000 758
Coeur Mining, Inc. 144A 144A
5.125%, 2/15/29 144A 1,950,000 1,936
Element Solutions, Inc. 144A 144A
3.875%, 9/1/28 144A 1,625,000 1,588
H.B. Fuller Co.
4.250%, 10/15/28 525,000 519
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc. 144A 144A
9.000%, 7/1/28 144A 408,000 409
Inversion Escrow Issuer LLC 144A 144A
6.750%, 8/1/32 144A 2,225,000 2,216
Olympus Water US Holding Corp. 144A 144A
4.250%, 10/1/28 144A 1,500,000 1,456
6.250%, 10/1/29 144A 1,475,000 1,435
7.250%, 2/15/33 144A 2,150,000 2,161
SNF Group SACA 144A 144A
3.375%, 3/15/30 144A 950,000 888
Solstice Advanced Materials, Inc. 144A 144A
5.625%, 9/30/33 144A 1,750,000 1,765
WR Grace Holdings LLC 144A 144A
4.875%, 6/15/27 144A 446,000 445
5.625%, 8/15/29 144A 1,525,000 1,452
6.625%, 8/15/32 144A 1,000,000 1,013
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Basic Materials continued
7.375%, 3/1/31 144A 325,000 333
Total 30,767
Communications ( 9 .5% )
APLD ComputeCo. LLC 144A 144A
9.250%, 12/15/30 144A 2,775,000 2,722
Cars.com, Inc. 144A 144A
6.375%, 11/1/28 144A 1,825,000 1,825
CCO Holdings LLC / CCO Holdings Capital
Corp. 144A 144A
4.250%, 1/15/34 144A 1,200,000 1,020
4.500%, 8/15/30 144A 1,500,000 1,412
4.500%, 5/1/32 1,700,000 1,526
4.500%, 6/1/33 144A 1,175,000 1,029
4.750%, 3/1/30 144A 3,100,000 2,961
4.750%, 2/1/32 144A 525,000 480
5.000%, 2/1/28 144A 2,000,000 1,984
5.125%, 5/1/27 144A 2,225,000 2,222
5.375%, 6/1/29 144A 1,350,000 1,335
5.500%, 5/1/26 144A 275,000 275
Cipher Compute LLC 144A 144A
7.125%, 11/15/30 144A 1,375,000 1,400
CSC Holdings LLC 144A 144A
3.375%, 2/15/31 144A 825,000 500
4.125%, 12/1/30 144A 950,000 583
4.500%, 11/15/31 144A 2,750,000 1,677
6.500%, 2/1/29 144A 775,000 514
Cumulus Media New Holdings, Inc. 144A 144A
8.000%, 7/1/29 144A 356,000 96
Gen Digital, Inc. 144A 144A
6.250%, 4/1/33 144A 800,000 825
Go Daddy Operating Co. LLC / GD Finance
Co., Inc. 144A 144A
5.250%, 12/1/27 144A 1,625,000 1,629
Gray Media, Inc. 144A 144A
5.375%, 11/15/31 144A 975,000 731
Lamar Media Corp.
3.625%, 1/15/31 425,000 400
4.000%, 2/15/30 100,000 97
4.875%, 1/15/29 675,000 674
5.375%, 11/1/33 144A 450,000 447
Match Group Holdings II LLC 144A 144A
4.125%, 8/1/30 144A 1,925,000 1,822
4.625%, 6/1/28 144A 1,450,000 1,437
5.000%, 12/15/27 144A 525,000 524
6.125%, 9/15/33 144A 450,000 455
Midas OpCo Holdings LLC 144A 144A
5.625%, 8/15/29 144A 750,000 731
Millennium Escrow Corp. 144A 144A
6.625%, 8/1/26 144A 1,425,000 1,373
Nexstar Media, Inc. 144A 144A
5.625%, 7/15/27 144A 675,000 677
Outfront Media Capital LLC / Outfront Media
Capital Corp. 144A 144A
4.250%, 1/15/29 144A 1,150,000 1,120
4.625%, 3/15/30 144A 1,175,000 1,147

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Communications continued
7.375%, 2/15/31 144A 150,000 159
Sinclair Television Group, Inc. 144A 144A
4.375%, 12/31/32 144A 150,000 118
5.500%, 3/1/30 144A 425,000 385
Sirius XM Radio LLC 144A 144A
3.125%, 9/1/26 144A 1,075,000 1,066
3.875%, 9/1/31 144A 1,875,000 1,727
4.000%, 7/15/28 144A 550,000 538
4.125%, 7/1/30 144A 775,000 737
5.500%, 7/1/29 144A 1,375,000 1,386
Sunrise FinCo I BV 144A 144A
4.875%, 7/15/31 144A 3,225,000 3,072
Telenet Finance Luxembourg Notes SARL 144A 144A
5.500%, 3/1/28 144A 4,000,000 3,977
Univision Communications, Inc. 144A 144A
4.500%, 5/1/29 144A 1,225,000 1,177
7.375%, 6/30/30 144A 1,025,000 1,042
8.000%, 8/15/28 144A 1,675,000 1,735
9.375%, 8/1/32 144A 700,000 752
Viavi Solutions, Inc. 144A 144A
3.750%, 10/1/29 144A 1,175,000 1,125
Virgin Media Finance PLC 144A 144A
5.000%, 7/15/30 144A 2,325,000 2,050
Virgin Media Secured Finance PLC 144A 144A
4.500%, 8/15/30 144A 250,000 231
5.500%, 5/15/29 144A 475,000 468
Virgin Media Vendor Financing Notes IV 144A 144A
5.000%, 7/15/28 144A 925,000 907
VMED O2 UK Financing I PLC 144A 144A
4.250%, 1/31/31 144A 600,000 547
4.750%, 7/15/31 144A 875,000 808
VZ Secured Financing BV 144A 144A
5.000%, 1/15/32 144A 1,225,000 1,109
7.500%, 1/15/33 144A 650,000 658
WULF Compute LLC 144A 144A
7.750%, 10/15/30 144A 1,625,000 1,674
Ziggo Bond Co. BV 144A 144A
5.125%, 2/28/30 144A 1,300,000 1,161
Ziggo BV 144A 144A
4.875%, 1/15/30 144A 200,000 189
ZipRecruiter, Inc. 144A 144A
5.000%, 1/15/30 144A 975,000 765
Total 67,213
Consumer, Cyclical ( 18 .4% )
1011778 BC ULC / New Red Finance, Inc. 144A 144A
3.875%, 1/15/28 144A 1,125,000 1,109
4.000%, 10/15/30 144A 5,150,000 4,905
4.375%, 1/15/28 144A 1,175,000 1,168
5.625%, 9/15/29 144A 375,000 382
Academy, Ltd. 144A 144A
6.000%, 11/15/27 144A 1,850,000 1,851
Acushnet Co. 144A 144A
5.625%, 12/1/33 144A 650,000 657
Adient Global Holdings, Ltd. 144A 144A
7.000%, 4/15/28 144A 350,000 360
7.500%, 2/15/33 144A 1,400,000 1,445
8.250%, 4/15/31 144A 1,150,000 1,209
Affinity Interactive 144A 144A
6.875%, 12/15/27 144A 1,100,000 652
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
American Airlines, Inc. / AAdvantage Loyalty
IP, Ltd. 144A 144A
5.500%, 4/20/26 144A 275,001 275
5.750%, 4/20/29 144A 200,000 204
American Builders & Contractors Supply Co.,
Inc. 144A 144A
4.000%, 1/15/28 144A 1,775,000 1,763
Aramark Services, Inc. 144A 144A
5.000%, 2/1/28 144A 225,000 225
Asbury Automotive Group, Inc. 144A 144A
4.625%, 11/15/29 144A 1,850,000 1,819
5.000%, 2/15/32 144A 675,000 656
Beach Acquisition Bidco LLC 144A 144A
1.000%, 7/15/33 144A 4,050,000 4,470
Boyd Gaming Corp.
4.750%, 12/1/27 1,650,000 1,648
4.750%, 6/15/31 144A 575,000 562
Caesars Entertainment, Inc. 144A 144A
6.000%, 10/15/32 144A 2,550,000 2,480
6.500%, 2/15/32 144A 1,450,000 1,485
7.000%, 2/15/30 144A 525,000 544
Carnival Corp. 144A 144A
5.125%, 5/1/29 144A 350,000 354
5.750%, 3/15/30 144A 350,000 360
5.750%, 8/1/32 144A 625,000 641
5.875%, 6/15/31 144A 1,075,000 1,110
6.125%, 2/15/33 144A 875,000 904
7.000%, 8/15/29 144A 375,000 394
Champ Acquisition Corp. 144A 144A
8.375%, 12/1/31 144A 950,000 1,026
Churchill Downs, Inc. 144A 144A
5.500%, 4/1/27 144A 225,000 225
5.750%, 4/1/30 144A 500,000 505
6.750%, 5/1/31 144A 2,225,000 2,307
Clarios Global LP / Clarios US Finance Co. 144A 144A
6.750%, 5/15/28 144A 625,000 641
6.750%, 2/15/30 144A 975,000 1,018
6.750%, 9/15/32 144A 4,125,000 4,278
Dana, Inc.
5.375%, 11/15/27 150,000 150
Dornoch Debt Merger Sub, Inc. 144A 144A
6.625%, 10/15/29 144A 2,925,000 2,532
Ford Motor Credit Co. LLC
2.700%, 8/10/26 725,000 718
4.000%, 11/13/30 1,975,000 1,864
4.125%, 8/17/27 1,350,000 1,339
4.271%, 1/9/27 1,675,000 1,666
4.389%, 1/8/26 2,725,000 2,725
5.113%, 5/3/29 1,200,000 1,202
6.800%, 5/12/28 700,000 730
Forvia SE 144A 144A
6.750%, 9/15/33 144A 1,700,000 1,755
The Gap, Inc. 144A 144A
3.625%, 10/1/29 144A 1,325,000 1,255
3.875%, 10/1/31 144A 225,000 208
Gates Corp. 144A 144A
6.875%, 7/1/29 144A 1,375,000 1,428
Group 1 Automotive, Inc. 144A 144A
6.375%, 1/15/30 144A 375,000 386

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Hilton Domestic Operating Co., Inc. 144A 144A
3.625%, 2/15/32 144A 700,000 650
3.750%, 5/1/29 144A 1,150,000 1,117
5.500%, 3/31/34 144A 350,000 352
5.750%, 9/15/33 144A 150,000 153
5.875%, 3/15/33 144A 875,000 900
IHO Verwaltungs GmbH 144A 144A
6.375%, 5/15/29 144A 1,650,000 1,664
8.000%, 11/15/32 144A 2,925,000 3,081
JB Poindexter & Co., Inc. 144A 144A
8.750%, 12/15/31 144A 1,800,000 1,885
KFC Holding Co. / Pizza Hut Holdings LLC /
Taco Bell of America LLC 144A 144A
4.750%, 6/1/27 144A 550,000 549
Kontoor Brands, Inc. 144A 144A
4.125%, 11/15/29 144A 575,000 549
LCM Investments Holdings II LLC 144A 144A
8.250%, 8/1/31 144A 2,975,000 3,147
Light and Wonder International, Inc. 144A 144A
6.250%, 10/1/33 144A 625,000 633
7.250%, 11/15/29 144A 1,975,000 2,028
7.500%, 9/1/31 144A 875,000 913
Lithia Motors, Inc. 144A 144A
5.500%, 10/1/30 144A 1,400,000 1,406
MGM Resorts International
6.125%, 9/15/29 1,025,000 1,053
6.500%, 4/15/32 2,425,000 2,498
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp. 144A 144A
4.875%, 5/1/29 144A 2,100,000 2,066
NCL Corp., Ltd. 144A 144A
5.875%, 1/15/31 144A 350,000 349
6.250%, 9/15/33 144A 500,000 500
6.750%, 2/1/32 144A 1,275,000 1,305
7.750%, 2/15/29 144A 275,000 293
NCL Finance, Ltd. 144A 144A
6.125%, 3/15/28 144A 750,000 771
Patrick Industries, Inc. 144A 144A
6.375%, 11/1/32 144A 2,075,000 2,129
Qnity Electronics, Inc. 144A 144A
5.750%, 8/15/32 144A 400,000 409
6.250%, 8/15/33 144A 1,275,000 1,322
QXO Building Products, Inc. 144A 144A
6.750%, 4/30/32 144A 2,200,000 2,298
Rivers Enterprise Lender LLC / Rivers
Enterprise Lender Corp. 144A 144A
6.250%, 10/15/30 144A 1,375,000 1,403
Royal Caribbean Cruises, Ltd. 144A 144A
5.375%, 7/15/27 144A 750,000 756
5.500%, 8/31/26 144A 750,000 751
5.625%, 9/30/31 144A 500,000 511
6.000%, 2/1/33 144A 1,275,000 1,310
6.250%, 3/15/32 144A 925,000 957
Sally Holdings LLC / Sally Capital, Inc.
6.750%, 3/1/32 1,150,000 1,201
SeaWorld Parks & Entertainment, Inc. 144A 144A
5.250%, 8/15/29 144A 2,900,000 2,821
Six Flags Entertainment Corp. 144A 144A
7.250%, 5/15/31 144A 1,475,000 1,415
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Station Casinos LLC 144A 144A
4.500%, 2/15/28 144A 2,000,000 1,983
4.625%, 12/1/31 144A 1,675,000 1,588
6.625%, 3/15/32 144A 250,000 256
Suburban Propane Partners LP / Suburban
Energy Finance Corp. 144A 144A
5.000%, 6/1/31 144A 1,850,000 1,776
5.875%, 3/1/27 900,000 901
6.500%, 12/15/35 144A 625,000 625
WarnerMedia Holdings, Inc.
5.050%, 3/15/42 2,600,000 1,830
Whirlpool Corp.
6.125%, 6/15/30 375,000 375
6.500%, 6/15/33 2,875,000 2,788
White Cap Supply Holdings LLC 144A 144A
7.375%, 11/15/30 144A 2,775,000 2,871
The William Carter Co. 144A 144A
7.375%, 2/15/31 144A 2,425,000 2,507
WMG Acquisition Corp. 144A 144A
3.750%, 12/1/29 144A 650,000 626
Wyndham Hotels & Resorts, Inc. 144A 144A
4.375%, 8/15/28 144A 725,000 715
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp. 144A 144A
6.250%, 3/15/33 144A 1,250,000 1,278
7.125%, 2/15/31 144A 1,100,000 1,190
Yum! Brands, Inc.
4.625%, 1/31/32 1,625,000 1,592
4.750%, 1/15/30 144A 225,000 225
ZF North America Capital, Inc. 144A 144A
6.875%, 4/14/28 144A 850,000 867
7.125%, 4/14/30 144A 475,000 479
Total 131,207
Consumer, Non-cyclical ( 15 .5% )
1261229 BC, Ltd. 144A 144A
1.000%, 4/15/32 144A 3,175,000 3,302
AHP Health Partners, Inc. 144A 144A
5.750%, 7/15/29 144A 1,450,000 1,437
Albertsons Cos., Inc. / Safeway, Inc. /
New  Albertson's LP / Albertson's LLC 144A 144A
3.500%, 3/15/29 144A 750,000 720
5.500%, 3/31/31 144A 450,000 455
5.750%, 3/31/34 144A 1,825,000 1,832
5.875%, 2/15/28 144A 700,000 703
6.250%, 3/15/33 144A 300,000 308
6.500%, 2/15/28 144A 1,200,000 1,226
Allied Universal Holdco LLC / Allied Universal
Finance Corp. 144A 144A
6.000%, 6/1/29 144A 1,800,000 1,781
6.875%, 6/15/30 144A 1,400,000 1,458
Allied  Universal  Holdco  LLC 144A 144A
7.875%, 2/15/31 144A 2,625,000 2,766
Amneal Pharmaceuticals, Inc. 144A 144A
6.875%, 8/1/32 144A 1,050,000 1,109
Avantor Funding, Inc. 144A 144A
3.875%, 11/1/29 144A 1,825,000 1,745
4.625%, 7/15/28 144A 2,350,000 2,337
Bausch Health Cos., Inc. 144A 144A
4.875%, 6/1/28 144A 1,725,000 1,544
5.250%, 1/30/30 144A 1,700,000 1,190

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
6.250%, 2/15/29 144A 625,000 503
BellRing Brands, Inc. 144A 144A
7.000%, 3/15/30 144A 2,725,000 2,817
Belron UK Finance PLC 144A 144A
5.750%, 10/15/29 144A 500,000 511
Boost Newco Borrower LLC 144A 144A
7.500%, 1/15/31 144A 4,025,000 4,278
The Brink's Co. 144A 144A
6.500%, 6/15/29 144A 1,075,000 1,113
6.750%, 6/15/32 144A 1,050,000 1,094
CHS / Community Health Systems, Inc. 144A 144A
5.250%, 5/15/30 144A 1,000,000 939
6.000%, 1/15/29 144A 550,000 550
6.125%, 4/1/30 144A 800,000 641
6.875%, 4/15/29 144A 1,050,000 935
9.750%, 1/15/34 144A 875,000 919
Clarivate Science Holdings Corp. 144A 144A
3.875%, 7/1/28 144A 350,000 340
4.875%, 7/1/29 144A 3,850,000 3,640
Concentra Health Services, Inc. 144A 144A
6.875%, 7/15/32 144A 700,000 732
Edgewell Personal Care Co. 144A 144A
5.500%, 6/1/28 144A 875,000 876
Froneri Lux FinCo SARL 144A 144A
6.000%, 8/1/32 144A 3,800,000 3,852
Garda World Security Corp. 144A 144A
6.000%, 6/1/29 144A 1,725,000 1,692
7.750%, 2/15/28 144A 600,000 614
8.250%, 8/1/32 144A 800,000 813
8.375%, 11/15/32 144A 2,800,000 2,852
Genmab A/S / Genmab Finance LLC 144A 144A
6.250%, 12/15/32 144A 375,000 384
7.250%, 12/15/33 144A 1,675,000 1,759
Grifols SA 144A 144A
4.750%, 10/15/28 144A 4,700,000 4,642
HealthEquity, Inc. 144A 144A
4.500%, 10/1/29 144A 2,225,000 2,186
Herc Holdings, Inc. 144A 144A
6.000%, 3/15/34 144A 550,000 557
7.000%, 6/15/30 144A 825,000 868
7.250%, 6/15/33 144A 1,225,000 1,299
Insulet Corp. 144A 144A
6.500%, 4/1/33 144A 275,000 287
IQVIA, Inc. 144A 144A
5.000%, 10/15/26 144A 1,375,000 1,374
5.000%, 5/15/27 144A 750,000 750
6.250%, 6/1/32 144A 1,775,000 1,855
6.500%, 5/15/30 144A 200,000 207
Jazz Securities DAC 144A 144A
4.375%, 1/15/29 144A 500,000 493
Medline Borrower LP 144A 144A
3.875%, 4/1/29 144A 1,625,000 1,587
5.250%, 10/1/29 144A 6,000,000 6,032
Medline Borrower LP / Medline Co-Issuer, Inc. 144A 144A
6.250%, 4/1/29 144A 1,150,000 1,189
Molina Healthcare, Inc. 144A 144A
6.250%, 1/15/33 144A 1,350,000 1,376
Opal Bidco SAS 144A 144A
6.500%, 3/31/32 144A 1,675,000 1,716
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Organon & Co. / Organon Foreign Debt Co-
Issuer BV 144A 144A
5.125%, 4/30/31 144A 1,275,000 1,056
6.750%, 5/15/34 144A 300,000 270
7.875%, 5/15/34 144A 3,125,000 2,544
Performance Food Group, Inc. 144A 144A
4.250%, 8/1/29 144A 1,425,000 1,393
5.500%, 10/15/27 144A 950,000 951
6.125%, 9/15/32 144A 275,000 283
Post Holdings, Inc. 144A 144A
6.250%, 2/15/32 144A 1,025,000 1,053
Raven Acquisition Holdings LLC 144A 144A
6.875%, 11/15/31 144A 2,975,000 3,065
Select Medical Corp. 144A 144A
6.250%, 12/1/32 144A 2,350,000 2,298
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc. 144A 144A
6.750%, 8/15/32 144A 825,000 852
Teleflex, Inc. 144A 144A
4.250%, 6/1/28 144A 250,000 246
4.625%, 11/15/27 450,000 449
Tenet Healthcare Corp.
4.250%, 6/1/29 225,000 222
4.625%, 6/15/28 125,000 125
5.125%, 11/1/27 1,800,000 1,804
5.500%, 11/15/32 144A 775,000 786
6.000%, 11/15/33 144A 300,000 309
6.125%, 10/1/28 1,523,000 1,530
6.125%, 6/15/30 775,000 793
6.750%, 5/15/31 1,125,000 1,171
United Rentals North America, Inc.
4.875%, 1/15/28 1,225,000 1,225
5.250%, 1/15/30 425,000 431
5.375%, 11/15/33 144A 725,000 724
6.000%, 12/15/29 144A 375,000 385
6.125%, 3/15/34 144A 675,000 703
US Foods, Inc. 144A 144A
4.625%, 6/1/30 144A 700,000 691
4.750%, 2/15/29 144A 1,500,000 1,492
5.750%, 4/15/33 144A 275,000 280
6.875%, 9/15/28 144A 775,000 802
Total 110,118
Diversified ( 0 .3% )
Stena International SA 144A 144A
7.250%, 1/15/31 144A 1,975,000 2,013
Total 2,013
Energy ( 10 .9% )
Aethon United BR LP / Aethon United Finance
Corp. 144A 144A
7.500%, 10/1/29 144A 2,025,000 2,122
Antero Midstream Partners LP / Antero
Midstream Finance Corp. 144A 144A
5.375%, 6/15/29 144A 975,000 975
5.750%, 1/15/28 144A 2,825,000 2,830
5.750%, 10/15/33 144A 2,200,000 2,213
5.750%, 7/1/34 144A 850,000 856
6.625%, 2/1/32 144A 225,000 233
Antero Resources Corp. 144A 144A
5.375%, 3/1/30 144A 625,000 634

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Energy continued
7.625%, 2/1/29 144A 244,000 248
Archrock Partners LP / Archrock Partners
Finance Corp. 144A 144A
6.250%, 4/1/28 144A 1,975,000 1,986
6.625%, 9/1/32 144A 700,000 722
Ascent Resources Utica Holdings LLC / ARU
Finance Corp. 144A 144A
5.875%, 6/30/29 144A 825,000 827
6.625%, 10/15/32 144A 550,000 568
6.625%, 7/15/33 144A 500,000 518
9.000%, 11/1/27 144A 200,000 254
Blue Racer Midstream LLC / Blue Racer
Finance Corp. 144A 144A
7.000%, 7/15/29 144A 400,000 417
7.250%, 7/15/32 144A 950,000 1,008
Chesapeake Energy Corp. Escrow
7.000%, 10/1/49 * 1,000,000 –π
Chord Energy Corp. 144A 144A
6.000%, 10/1/30 144A 850,000 860
Civitas Resources, Inc. 144A 144A
8.375%, 7/1/28 144A 1,425,000 1,468
8.625%, 11/1/30 144A 575,000 603
8.750%, 7/1/31 144A 300,000 311
9.625%, 6/15/33 144A 525,000 567
CNX Midstream Partners LP 144A 144A
4.750%, 4/15/30 144A 2,700,000 2,618
CNX Resources Corp. 144A 144A
7.250%, 3/1/32 144A 525,000 548
Comstock Resources, Inc. 144A 144A
5.875%, 1/15/30 144A 475,000 462
6.750%, 3/1/29 144A 2,175,000 2,180
DBR Land Holdings LLC 144A 144A
6.250%, 12/1/30 144A 675,000 690
DT Midstream, Inc. 144A 144A
4.375%, 6/15/31 144A 1,600,000 1,566
Energy Transfer LP 144A 144A
7.375%, 2/1/31 144A 750,000 779
EQT Corp.
4.750%, 1/15/31 625,000 629
6.375%, 4/1/29 600,000 621
Expand Energy Corp.
5.375%, 3/15/30 300,000 304
5.875%, 2/1/29 144A 225,000 225
Hess Midstream Operations LP 144A 144A
4.250%, 2/15/30 144A 625,000 611
5.125%, 6/15/28 144A 1,300,000 1,305
5.500%, 10/15/30 144A 475,000 481
5.875%, 3/1/28 144A 200,000 204
6.500%, 6/1/29 144A 200,000 207
HF Sinclair Corp.
5.000%, 2/1/28 1,475,000 1,475
Kodiak Gas Services LLC 144A 144A
6.500%, 10/1/33 144A 575,000 587
6.750%, 10/1/35 144A 1,450,000 1,491
7.250%, 2/15/29 144A 2,050,000 2,133
Matador Resources Co. 144A 144A
6.250%, 4/15/33 144A 675,000 676
6.500%, 4/15/32 144A 1,000,000 1,014
Nabors Industries, Inc. 144A 144A
7.625%, 11/15/32 144A 900,000 885
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Energy continued
8.875%, 8/15/31 144A 450,000 437
9.125%, 1/31/30 144A 475,000 497
Nabors Industries, Ltd. 144A 144A
7.500%, 1/15/28 144A 825,000 825
Northriver Midstream Finance LP 144A 144A
6.750%, 7/15/32 144A 2,550,000 2,599
Permian Resources Operating LLC 144A 144A
6.250%, 2/1/33 144A 600,000 615
7.000%, 1/15/32 144A 325,000 339
Precision Drilling Corp. 144A 144A
6.875%, 1/15/29 144A 500,000 506
Range Resources Corp. 144A 144A
4.750%, 2/15/30 144A 475,000 469
8.250%, 1/15/29 1,125,000 1,147
Rockies Express Pipeline LLC 144A 144A
6.750%, 3/15/33 144A 700,000 739
SM Energy Co.
6.625%, 1/15/27 250,000 251
6.750%, 9/15/26 1,100,000 1,102
7.000%, 8/1/32 144A 275,000 270
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp. 144A 144A
6.750%, 3/15/34 144A 4,225,000 4,225
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 1,900,000 1,929
TerraForm Power Operating LLC 144A 144A
4.750%, 1/15/30 144A 1,725,000 1,676
5.000%, 1/31/28 144A 1,775,000 1,773
TGNR Intermediate Holdings LLC 144A 144A
5.500%, 10/15/29 144A 2,150,000 2,129
USA Compression Partners LP / USA
Compression Finance Corp. 144A 144A
6.250%, 10/1/33 144A 650,000 658
7.125%, 3/15/29 144A 2,450,000 2,536
Venture Global Plaquemines LNG LLC 144A 144A
6.500%, 1/15/34 144A 1,725,000 1,767
6.500%, 6/15/34 144A 875,000 894
6.750%, 1/15/36 144A 1,625,000 1,664
7.500%, 5/1/33 144A 1,900,000 2,053
7.750%, 5/1/35 144A 1,700,000 1,861
WBI Operating LLC 144A 144A
6.250%, 10/15/30 144A 850,000 855
6.500%, 10/15/33 144A 1,275,000 1,270
Western Midstream Operating LP 144A 144A
7.250%, 4/1/30 144A 800,000 854
Total 77,851
Financial ( 11 .3% )
Acrisure LLC / Acrisure Finance, Inc. 144A 144A
7.500%, 11/6/30 144A 1,025,000 1,068
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer 144A 144A
5.875%, 11/1/29 144A 575,000 575
6.500%, 10/1/31 144A 375,000 387
6.750%, 10/15/27 144A 275,000 277
7.000%, 1/15/31 144A 2,225,000 2,308
7.375%, 10/1/32 144A 1,550,000 1,607
AmWINS Group, Inc. 144A 144A
4.875%, 6/30/29 144A 3,400,000 3,344
6.375%, 2/15/29 144A 1,225,000 1,260

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Amynta Agency Borrower, Inc. / Amynta
Warranty Borrower, Inc. 144A 144A
7.500%, 7/15/33 144A 2,425,000 2,453
Ardonagh Finco, Ltd. 144A 144A
7.750%, 2/15/31 144A 950,000 996
Ardonagh Group Finance, Ltd. 144A 144A
8.875%, 2/15/32 144A 6,675,000 6,937
Baldwin Insurance Group Holdings LLC /
Baldwin Insurance Group Holdings Finance 144A 144A
7.125%, 5/15/31 144A 3,475,000 3,600
Broadstreet Partners Group LLC 144A 144A
5.875%, 4/15/29 144A 4,625,000 4,618
CrossCountry Intermediate HoldCo LLC 144A 144A
6.500%, 10/1/30 144A 2,450,000 2,499
6.750%, 12/1/32 144A 2,050,000 2,083
HUB International, Ltd. 144A 144A
5.625%, 12/1/29 144A 3,075,000 3,074
7.250%, 6/15/30 144A 3,475,000 3,648
7.375%, 1/31/32 144A 4,625,000 4,854
Iron Mountain, Inc. 144A 144A
6.250%, 1/15/33 144A 725,000 731
7.000%, 2/15/29 144A 3,125,000 3,210
Jones Deslauriers Insurance Management,
Inc. 144A 144A
6.875%, 10/1/33 144A 2,725,000 2,631
8.500%, 3/15/30 144A 1,800,000 1,887
Navient Corp.
5.000%, 3/15/27 675,000 676
6.750%, 6/15/26 500,000 505
Panther Escrow Issuer LLC 144A 144A
7.125%, 6/1/31 144A 5,100,000 5,285
RHP Hotel Properties LP / RHP Finance Corp. 144A 144A
6.500%, 4/1/32 144A 825,000 856
6.500%, 6/15/33 144A 375,000 390
7.250%, 7/15/28 144A 825,000 851
Rocket Companies, Inc. 144A 144A
6.125%, 8/1/30 144A 275,000 284
6.375%, 8/1/33 144A 1,350,000 1,408
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer, Inc. 144A 144A
2.875%, 10/15/26 144A 1,800,000 1,774
3.625%, 3/1/29 144A 1,475,000 1,425
3.875%, 3/1/31 144A 1,525,000 1,448
4.000%, 10/15/33 144A 1,200,000 1,115
Ryan Specialty LLC 144A 144A
4.375%, 2/1/30 144A 800,000 785
5.875%, 8/1/32 144A 1,400,000 1,430
USI, Inc. 144A 144A
7.500%, 1/15/32 144A 4,700,000 4,926
UWM Holdings LLC 144A 144A
6.250%, 3/15/31 144A 1,000,000 998
6.625%, 2/1/30 144A 1,275,000 1,291
XHR LP 144A 144A
6.625%, 5/15/30 144A 925,000 955
Total 80,449
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Industrial ( 12 .4% )
Ardagh Group SA 144A 144A
9.500%, 12/1/30 144A 966,000 1,048
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC 144A 144A
4.000%, 9/1/29 144A 2,725,000 2,565
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC 144A 144A
6.250%, 1/30/31 144A 450,000 460
Ball Corp.
2.875%, 8/15/30 700,000 647
6.000%, 6/15/29 750,000 771
Clean Harbors, Inc. 144A 144A
5.750%, 10/15/33 144A 875,000 898
Clearwater Paper Corp. 144A 144A
4.750%, 8/15/28 144A 1,875,000 1,753
Clydesdale Acquisition Holdings, Inc. 144A 144A
6.750%, 4/15/32 144A 325,000 334
6.875%, 1/15/30 144A 350,000 359
8.750%, 4/15/30 144A 1,025,000 1,042
Coherent Corp. 144A 144A
5.000%, 12/15/29 144A 2,425,000 2,417
CP Atlas Buyer, Inc. 144A 144A
9.750%, 7/15/30 144A 1,375,000 1,424
12.750%, 1/15/31 144A 1,925,000 1,824
Crown Americas LLC
5.250%, 4/1/30 400,000 409
5.875%, 6/1/33 144A 1,700,000 1,739
EMRLD Borrower LP / Emerald Co-Issuer, Inc. 144A 144A
6.625%, 12/15/30 144A 4,225,000 4,400
6.750%, 7/15/31 144A 200,000 211
Energizer Holdings, Inc. 144A 144A
4.375%, 3/31/29 144A 2,300,000 2,198
4.750%, 6/15/28 144A 1,400,000 1,388
6.000%, 9/15/33 144A 1,750,000 1,679
Enpro, Inc. 144A 144A
6.125%, 6/1/33 144A 375,000 387
Entegris, Inc. 144A 144A
3.625%, 5/1/29 144A 725,000 696
4.750%, 4/15/29 144A 850,000 852
5.950%, 6/15/30 144A 2,725,000 2,779
Graphic Packaging International LLC 144A 144A
3.500%, 3/15/28 144A 425,000 412
3.500%, 3/1/29 144A 450,000 430
4.750%, 7/15/27 144A 500,000 499
Hillenbrand, Inc.
6.250%, 2/15/29 1,075,000 1,099
Madison IAQ LLC 144A 144A
4.125%, 6/30/28 144A 250,000 246
5.875%, 6/30/29 144A 5,125,000 5,094
Masterbrand, Inc. 144A 144A
7.000%, 7/15/32 144A 1,000,000 1,036
Mauser Packaging Solutions Holding Co. 144A 144A
7.875%, 4/15/30 144A 1,275,000 1,265
9.250%, 4/15/30 144A 600,000 576
Maxam Prill SARL 144A 144A
7.750%, 7/15/30 144A 2,875,000 2,975
Miter Brands Acquisition Holdco, Inc. / MIWD
Borrower LLC 144A 144A
6.750%, 4/1/32 144A 575,000 589

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
MIWD Holdco II LLC / MIWD Finance Corp. 144A 144A
5.500%, 2/1/30 144A 2,275,000 2,204
Quikrete Holdings, Inc. 144A 144A
6.375%, 3/1/32 144A 1,400,000 1,457
6.750%, 3/1/33 144A 2,125,000 2,219
Sealed Air Corp. 144A 144A
5.000%, 4/15/29 144A 550,000 554
6.500%, 7/15/32 144A 1,400,000 1,452
Sealed Air Corp. / Sealed Air Corp. US 144A 144A
6.125%, 2/1/28 144A 550,000 559
7.250%, 2/15/31 144A 575,000 599
Sensata Technologies BV 144A 144A
5.875%, 9/1/30 144A 2,125,000 2,157
Sensata Technologies, Inc. 144A 144A
3.750%, 2/15/31 144A 225,000 211
6.625%, 7/15/32 144A 250,000 262
SPX FLOW, Inc. 144A 144A
8.750%, 4/1/30 144A 2,950,000 3,043
Standard Building Solutions, Inc. 144A 144A
6.250%, 8/1/33 144A 1,750,000 1,788
6.500%, 8/15/32 144A 700,000 721
Standard Industries, Inc. 144A 144A
3.375%, 1/15/31 144A 250,000 229
4.375%, 7/15/30 144A 1,200,000 1,158
4.750%, 1/15/28 144A 1,325,000 1,321
TopBuild Corp. 144A 144A
5.625%, 1/31/34 144A 1,675,000 1,694
TransDigm, Inc.
4.625%, 1/15/29 1,250,000 1,242
6.000%, 1/15/33 144A 275,000 281
6.250%, 1/31/34 144A 275,000 285
6.375%, 3/1/29 144A 1,025,000 1,057
6.375%, 5/31/33 144A 975,000 1,000
6.625%, 3/1/32 144A 2,225,000 2,315
6.750%, 8/15/28 144A 1,000,000 1,018
6.750%, 1/31/34 144A 550,000 573
6.875%, 12/15/30 144A 3,850,000 4,029
Trivium Packaging Finance BV 144A 144A
8.250%, 7/15/30 144A 878,000 941
12.250%, 1/15/31 144A 1,250,000 1,356
TTM Technologies, Inc. 144A 144A
4.000%, 3/1/29 144A 550,000 537
Watco Cos. LLC / Watco Finance Corp. 144A 144A
7.125%, 8/1/32 144A 1,500,000 1,571
WESCO Distribution, Inc. 144A 144A
6.375%, 3/15/29 144A 1,150,000 1,188
6.375%, 3/15/33 144A 450,000 470
6.625%, 3/15/32 144A 1,375,000 1,436
7.250%, 6/15/28 144A 1,075,000 1,091
Total 88,519
Technology ( 9 .3% )
Amentum Holdings, Inc. 144A 144A
7.250%, 8/1/32 144A 3,000,000 3,162
AthenaHealth Group, Inc. 144A 144A
6.500%, 2/15/30 144A 4,600,000 4,586
CACI International, Inc. 144A 144A
6.375%, 6/15/33 144A 575,000 595
Capstone Borrower, Inc. 144A 144A
8.000%, 6/15/30 144A 3,025,000 3,116
Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Cloud Software Group, Inc. 144A 144A
6.500%, 3/31/29 144A 3,125,000 3,166
6.625%, 8/15/33 144A 875,000 867
8.250%, 6/30/32 144A 1,075,000 1,123
9.000%, 9/30/29 144A 3,450,000 3,593
Consensus Cloud Solutions, Inc. 144A 144A
6.500%, 10/15/28 144A 2,550,000 2,562
CoreWeave, Inc. 144A 144A
9.000%, 2/1/31 144A 1,075,000 985
9.250%, 6/1/30 144A 2,125,000 1,976
Elastic NV 144A 144A
4.125%, 7/15/29 144A 2,375,000 2,300
Fair Isaac Corp. 144A 144A
6.000%, 5/15/33 144A 825,000 847
Fortress Intermediate 3, Inc. 144A 144A
7.500%, 6/1/31 144A 2,325,000 2,426
Insight Enterprises, Inc. 144A 144A
6.625%, 5/15/32 144A 1,350,000 1,388
Kioxia Holdings Corp. 144A 144A
6.625%, 7/24/33 144A 2,075,000 2,158
McAfee Corp. 144A 144A
7.375%, 2/15/30 144A 6,825,000 5,952
NCR Voyix Corp. 144A 144A
5.000%, 10/1/28 144A 1,000,000 993
5.125%, 4/15/29 144A 350,000 348
Open Text Corp. 144A 144A
3.875%, 2/15/28 144A 1,675,000 1,644
6.900%, 12/1/27 144A 450,000 468
Open Text Holdings, Inc. 144A 144A
4.125%, 2/15/30 144A 1,250,000 1,195
4.125%, 12/1/31 144A 300,000 280
Rocket Software, Inc. 144A 144A
6.500%, 2/15/29 144A 3,925,000 3,846
9.000%, 11/28/28 144A 950,000 980
Science Applications International Corp. 144A 144A
4.875%, 4/1/28 144A 875,000 873
5.875%, 11/1/33 144A 575,000 583
Seagate Data Storage Technology Pte, Ltd. 144A 144A
5.875%, 7/15/30 144A 200,000 206
8.250%, 12/15/29 144A 75,000 80
8.500%, 7/15/31 144A 700,000 744
9.625%, 12/1/32 144A 2,127,000 2,415
SS&C Technologies, Inc. 144A 144A
5.500%, 9/30/27 144A 3,850,000 3,853
6.500%, 6/1/32 144A 625,000 650
Synaptics, Inc. 144A 144A
4.000%, 6/15/29 144A 1,175,000 1,137
UKG, Inc. 144A 144A
6.875%, 2/1/31 144A 4,725,000 4,854
Zebra Technologies Corp. 144A 144A
6.500%, 6/1/32 144A 525,000 543
Total 66,494
Utilities ( 3 .1% )
Calpine Corp. 144A 144A
3.750%, 3/1/31 144A 725,000 700
4.500%, 2/15/28 144A 1,575,000 1,576
4.625%, 2/1/29 144A 350,000 349
5.000%, 2/1/31 144A 600,000 609
5.125%, 3/15/28 144A 1,075,000 1,076

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.0%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
NRG Energy, Inc. 144A 144A
3.875%, 2/15/32 144A 207,000 193
5.250%, 6/15/29 144A 775,000 777
5.750%, 1/15/28 400,000 401
5.750%, 7/15/29 144A 350,000 348
5.750%, 1/15/34 144A 350,000 354
6.000%, 2/1/33 144A 975,000 994
6.000%, 1/15/36 144A 2,075,000 2,102
6.250%, 11/1/34 144A 725,000 745
TransAlta Corp.
5.875%, 2/1/34 1,000,000 1,007
Vistra Operations Co. LLC 144A 144A
5.000%, 7/31/27 144A 1,100,000 1,103
5.625%, 2/15/27 144A 1,925,000 1,926
7.750%, 10/15/31 144A 875,000 927
VoltaGrid LLC 144A 144A
7.375%, 11/1/30 144A 1,550,000 1,536
XPLR Infrastructure Operating Partners LP 144A 144A
4.500%, 9/15/27 144A 700,000 691
7.250%, 1/15/29 144A 2,075,000 2,126
7.750%, 4/15/34 144A 850,000 864
8.375%, 1/15/31 144A 250,000 262
8.625%, 3/15/33 144A 1,325,000 1,394
Total 22,060
Total Corporate Bonds (Cost: $673,863) 676,691
144A 144A 144A
Warrants ( – % ) Shares/ Par
+
Value
$ (000's)
Communications ( – % )
Audacy, Inc. - Black Scholes Warrants *,Æ 7,085 –π
Audacy, Inc. - Non-Black Scholes
Warrants *,Æ 1,181 –π
Total –π
Total Warrants (Cost: $2) –π
Total Investments (95.2%) (Cost: $684,490)
@
678,406
Other Assets, Less Liabilities (4.8%) 34,235
Net Assets (100.0%) 712,641
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $622,673 representing
87.4% of the net assets.
π Amount is less than one thousand.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $684,254 and the net unrealized depreciation of investments based on that cost was $5,848 which is comprised of $13,872 aggregate gross unrealized appreciation and
$19,720 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ — $ — $ 1,715
Corporate Bonds — 676,691 —
Warrants — — — π
Total Assets:
$ — $ 676,691 $ 1,715
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended December 31, 2025.

Schedule of Investments
December 31, 2025
Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Communications (0.0%)
Altice France Luxco 3 SA *, Æ,δ 13,624 240
SES SA - Contingent Value Rights *,Æ 9,447 147
Total 387
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. * 11,548 3
Total 3
Financials (0.1%)
ADLER Group SA *,Æ 1,562,614 –
DrillCo Holding Lux SA - Class B *, Æ,δ 2,686 61
DrillCo Holding Lux SA - Class C *, Æ,δ 24,180 545
Total 606
Health Care (0.0%)
AmSurg Corp. *, Æ,δ 9,484 426
Total 426
Real Estate (0.0%)
Corestate Capital Holding SA *, Æ,δ 421,967 –π
Kaisa Group Holdings, Ltd. * 3,473,633 43
Total 43
Total Common Stocks (Cost: $1,345) 1,465
Corporate Bonds ( 42.1% )
Basic Materials (0.8%)
ALROSA Finance SA  144A  144A
3.100%, 6/25/27 144A Æ,φ 8,500,000 425
4.650%, 4/9/24 144A Æ,φ 500,000 25
Carpenter Technology Corp.  144A  144A
5.625%, 3/1/34 144A 1,300,000 1,320
Celanese US Holdings LLC
6.879%, 7/15/32 500,000 520
Cerdia Finanz GmbH  144A  144A
9.375%, 10/3/31 144A 1,300,000 1,344
GC Treasury Center Co., Ltd.  144A ,α  144A
6.500%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.815%), 9/10/30 144A µ,α 1,100,000 1,112
Ingevity Corp.  144A  144A
3.875%, 11/1/28 144A 675,000 657
MMK International Capital DAC  144A  144A
4.375%, 6/13/24 144A Æ,φ 1,400,000 70
OCP SA  144A  144A
6.700%, 3/1/36 144A 1,325,000 1,421
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,200,000 1,165
Sasol Financing USA LLC
6.500%, 9/27/28 2,000,000 1,970
Vedanta Resources Finance II PLC  144A  144A
9.125%, 10/15/32 144A 1,200,000 1,209
Total 11,238
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Communications (4.1%)
Altice France SA
5.375%, 4/15/32 EUR §,∞ 1,102,825 1,217
5.625%, 7/15/32 EUR §,∞ 308,040 344
9.500%, 11/1/29 144A 1,078,140 1,109
AT&T, Inc.
3.500%, 9/15/53 237,000 159
3.650%, 9/15/59 6,663,000 4,394
3.800%, 12/1/57 115,000 79
Beignet Investor LLC  144A  144A
6.581%, 5/30/49 144A 3,470,000 3,666
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 2/1/31 144A 2,500,000 2,297
4.500%, 6/1/33 144A 800,000 700
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.700%, 4/1/51 300,000 189
3.850%, 4/1/61 1,800,000 1,073
4.200%, 3/15/28 1,700,000 1,691
Cogent Communications Group, Inc. / Cogent
Communications Finance, Inc.  144A  144A
6.500%, 7/1/32 144A β 1,200,000 1,122
EchoStar Corp.
10.750%, 11/30/29 700,000 774
Gray Media, Inc.  144A  144A
9.625%, 7/15/32 144A 1,200,000 1,245
ION Platform Finance US, Inc. / ION Platform
Finance SARL  144A  144A
8.750%, 5/1/29 144A 1,100,000 1,114
Level 3 Financing, Inc.  144A  144A
7.000%, 3/31/34 144A 1,100,000 1,134
NTT Finance Corp.  144A  144A
4.620%, 7/16/28 144A 1,200,000 1,216
Sirius XM Radio LLC  144A  144A
4.000%, 7/15/28 144A 400,000 391
Snap, Inc.  144A  144A
6.875%, 3/15/34 144A 2,500,000 2,574
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC  144A  144A
5.152%, 3/20/28 144A 585,000 590
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 725,000 691
Telecom Italia SpA
7.875%, 7/31/28 EUR §,∞ 650,000 852
T-Mobile USA, Inc.
4.700%, 1/15/35 2,000,000 1,965
5.050%, 7/15/33 750,000 765
5.650%, 1/15/53 1,000,000 967
Uber Technologies, Inc.
4.800%, 9/15/34 1,100,000 1,100
Univision Communications, Inc.  144A  144A
9.375%, 8/1/32 144A 1,200,000 1,290
Verizon Communications, Inc.
2.355%, 3/15/32 2,725,000 2,401

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞ 1,200,000 1,449
4.250%, 1/15/30 GBP §,∞ 3,200,000 3,953
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞ 3,100,000 3,955
4.500%, 7/15/31 GBP §,∞ 400,000 478
4.750%, 7/15/31 144A 1,100,000 1,015
7.750%, 4/15/32 144A 800,000 834
Vodafone Group PLC  α
7.000%, (USD 5 Year Swap Rate plus
4.873%), 4/4/79 α 1,700,000 1,801
VZ Secured Financing BV  144A  144A
7.500%, 1/15/33 144A 4,600,000 4,660
Windstream Services LLC / Windstream
Escrow Finance Corp.  144A  144A
8.250%, 10/1/31 144A 1,000,000 1,050
Total 56,304
Consumer, Cyclical (4.6%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
5.625%, 9/15/29 144A 1,500,000 1,527
Advance Auto Parts, Inc.  144A  144A
7.000%, 8/1/30 144A 1,600,000 1,609
Air Canada Pass-Through Trust, Series 2020-
2, Class A  144A  144A
5.250%, 10/1/30 144A 421,746 431
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.800%, 2/15/29 144A 121,612 122
Allwyn Entertainment Financing PLC  144A  144A
7.875%, 4/30/29 144A 809,000 842
American Airlines Pass-Through Trust, Series
2014-1, Class A
3.700%, 4/1/28 131,739 131
American Airlines Pass-Through Trust, Series
2015-1, Class A
3.375%, 11/1/28 237,043 234
American Airlines Pass-Through Trust, Series
2016-1, Class AA
3.575%, 7/15/29 629,128 622
American Airlines Pass-Through Trust, Series
2017-2, Class AA
3.350%, 4/15/31 653,492 634
American Axle & Manufacturing, Inc.  144A  144A
6.375%, 10/15/32 144A 1,100,000 1,120
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 1,400,000 1,349
Brightstar Lottery PLC / Brightstar Global
Solutions Corp.  144A  144A
5.750%, 1/15/33 144A 900,000 894
British Airways Pass-Through Trust, Series
2021-1, Class A  144A  144A
2.900%, 9/15/36 144A 319,463 292
Carnival Corp.  144A  144A
4.000%, 8/1/28 144A 3,300,000 3,251
Carvana Co.  144A  144A
9.000%, 6/1/30 144A 1,225,000 1,284
Cirsa Finance International SARL
4.875%, 10/15/31 EUR §,∞ 600,000 724
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
5.100%, (EURIBOR 3 Month ACT/360 plus
3.000%), 10/15/32 144A EUR ∞ 800,000 949
Flutter Treasury DAC  144A  144A
5.875%, 6/4/31 144A 1,100,000 1,115
6.375%, 4/29/29 144A 1,200,000 1,239
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞ 100,000 118
3.625%, 6/17/31 2,900,000 2,657
3.815%, 11/2/27 300,000 295
4.389%, 1/8/26 800,000 800
7.200%, 6/10/30 25,000 27
7.350%, 11/4/27 50,000 52
7.350%, 3/6/30 25,000 27
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 2,900,000 2,692
IHO Verwaltungs GmbH  144A  144A
6.375%, 5/15/29 144A 1,800,000 1,815
Intralot Capital Luxembourg SA
6.750%, 10/15/31 EUR §,∞ 1,400,000 1,638
JetBlue Airways Corp.
4.000%, 5/15/34 605,534 576
JetBlue Airways Corp. / JetBlue Loyalty LP  144A  144A
9.875%, 9/20/31 144A 600,000 605
John Lewis PLC
4.250%, 12/18/34 GBP §,∞ 1,200,000 1,371
Las Vegas Sands Corp.
3.900%, 8/8/29 100,000 98
Lithia Motors, Inc.  144A  144A
5.500%, 10/1/30 144A 1,100,000 1,104
Marriott International, Inc.
5.500%, 4/15/37 1,400,000 1,433
Mitchells & Butlers Finance PLC
4.350%, (SONIO plus 0.569%), 12/15/30
GBP §,∞ 490,292 644
4.402%, (US SOFR plus 0.712%), 12/15/30
§ 89,144 85
6.469%, 9/15/32 GBP §,∞ 200,000 271
NCL Corp., Ltd.  144A  144A
5.875%, 1/15/31 144A 700,000 697
Nissan Motor Acceptance Corp.  144A  144A
2.000%, 3/9/26 144A 400,000 397
Nissan Motor Co., Ltd.  144A  144A
4.345%, 9/17/27 144A 3,500,000 3,452
Qnity Electronics, Inc.  144A  144A
5.750%, 8/15/32 144A 300,000 307
6.250%, 8/15/33 144A 400,000 415
QXO Building Products, Inc.  144A  144A
6.750%, 4/30/32 144A 1,300,000 1,358
Renault SA
2.375%, 5/25/26 EUR §,∞ 1,200,000 1,409
Sands China, Ltd.
2.300%, 3/8/27 400,000 390
3.250%, 8/8/31 1,100,000 1,015
3.800%, 1/8/26 1,700,000 1,699
Spirit Airlines Pass-Through Trust, Series
2015-1, Class A
4.100%, 10/1/29 1,259,988 1,209
United Airlines Pass-Through Trust, Series
2014-1, Class A
4.000%, 10/11/27 428,907 429

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
United Airlines Pass-Through Trust, Series
2019-2, Class A
2.900%, 11/1/29 72,528 69
United Airlines Pass-Through Trust, Series
2020-1, Class A
5.875%, 4/15/29 986,169 1,011
United Airlines Pass-Through Trust, Series
2023-1, Class A
5.800%, 7/15/37 3,451,993 3,606
Viking Cruises, Ltd.  144A  144A
9.125%, 7/15/31 144A 425,000 455
WarnerMedia Holdings, Inc.
4.279%, 3/15/32 800,000 702
5.050%, 3/15/42 1,600,000 1,126
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
5.125%, 10/1/29 144A 800,000 805
6.250%, 3/15/33 144A 1,700,000 1,738
7.125%, 2/15/31 144A 1,000,000 1,082
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞ 1,500,000 1,751
3.750%, 9/21/28 EUR §,∞ 2,000,000 2,314
ZF North America Capital, Inc.  144A  144A
7.500%, 3/24/31 144A 1,625,000 1,643
Total 63,756
Consumer, Non-cyclical (4.4%)
1261229 BC, Ltd.  144A  144A
10.000%, 4/15/32 144A 575,000 598
Abertis Infraestructuras SA
3.375%, 11/27/26 GBP §,∞ 600,000 804
Amgen, Inc.
5.650%, 3/2/53 1,000,000 979
Ashtead Capital, Inc.  144A  144A
5.800%, 4/15/34 144A 1,000,000 1,048
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 1,300,000 1,310
Bausch & Lomb Corp.  144A  144A
8.375%, 10/1/28 144A 700,000 731
Bayer US Finance LLC  144A  144A
6.125%, 11/21/26 144A 2,100,000 2,130
6.375%, 11/21/30 144A 275,000 294
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 511
Block, Inc.  144A  144A
5.625%, 8/15/30 144A 900,000 918
6.500%, 5/15/32 2,700,000 2,808
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 2,000,000 2,126
Cencora , Inc.
3.625%, 5/22/32 EUR ∞ 875,000 1,035
Centene Corp.
2.500%, 3/1/31 1,000,000 864
4.250%, 12/15/27 200,000 199
4.625%, 12/15/29 1,989,000 1,929
Cheplapharm Arzneimittel GmbH
7.500%, 5/15/30 EUR §,∞ 600,000 731
CHS / Community Health Systems, Inc.  144A  144A
6.000%, 1/15/29 144A 700,000 700
9.750%, 1/15/34 144A 860,000 903
10.875%, 1/15/32 144A 292,500 319
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
CommonSpirit Health
4.975%, 9/1/35 1,100,000 1,087
Constellation Brands, Inc.
3.700%, 12/6/26 200,000 199
CVS Pass-Through Trust  144A  144A
4.704%, 1/10/36 144A 292,786 272
5.926%, 1/10/34 144A 469,490 481
7.507%, 1/10/32 144A 43,540 46
DCLI Bidco LLC  144A  144A
7.750%, 11/15/29 144A 1,000,000 1,028
Flora Food Management BV
6.875%, 7/2/29 EUR §,∞ 1,400,000 1,634
Froneri Lux FinCo SARL
4.750%, 8/1/32 EUR §,∞ 1,200,000 1,421
Global Medical Response, Inc.  144A  144A
7.375%, 10/1/32 144A 900,000 935
HCA, Inc.
4.625%, 3/15/52 300,000 245
4.900%, 11/15/35 1,100,000 1,085
5.200%, 6/1/28 1,750,000 1,793
5.250%, 3/1/30 1,200,000 1,239
5.450%, 4/1/31 1,200,000 1,252
ION Platform Finance US, Inc.  144A  144A
7.875%, 9/30/32 144A 1,000,000 949
IQVIA, Inc.
5.700%, 5/15/28 1,700,000 1,754
Kraft Heinz Foods Co.
4.375%, 6/1/46 1,500,000 1,239
LifePoint Health, Inc.  144A  144A
11.000%, 10/15/30 144A 500,000 548
Mars, Inc.  144A  144A
5.000%, 3/1/32 144A 800,000 825
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 2,000,000 2,068
National Mentor Holdings, Inc.  144A  144A
10.500%, 12/15/30 144A 1,500,000 1,508
Nexi SpA
2.125%, 4/30/29 EUR §,∞ 2,425,000 2,740
Nidda Healthcare Holding GmbH
5.625%, 2/21/30 EUR §,∞ 1,300,000 1,568
Organon & Co. / Organon Foreign Debt Co-
Issuer BV
2.875%, 4/30/28 EUR §,∞ 1,000,000 1,141
4.125%, 4/30/28 144A 1,300,000 1,267
Picard Groupe SAS
6.375%, 7/1/29 EUR §,∞ 900,000 1,103
Post Holdings, Inc.  144A  144A
6.500%, 3/15/36 144A 2,700,000 2,704
Prime Security Services Borrower LLC / Prime
Finance, Inc.  144A  144A
3.375%, 8/31/27 144A 1,350,000 1,324
Primo Water Holdings, Inc. / Triton Water
Holdings, Inc.  144A  144A
6.250%, 4/1/29 144A 1,600,000 1,608
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 1,000,000 1,030
Sartorius Finance BV
4.500%, 9/14/32 EUR §,∞ 2,000,000 2,462

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Star Parent, Inc.  144A  144A
9.000%, 10/1/30 144A 1,300,000 1,387
Total 60,879
Energy (8.1%)
Chord Energy Corp.  144A  144A
6.000%, 10/1/30 144A 800,000 810
6.750%, 3/15/33 144A 1,300,000 1,344
Civitas Resources, Inc.  144A  144A
9.625%, 6/15/33 144A 700,000 756
CQP Holdco LP / BIP-V Chinook Holdco LLC  144A  144A
5.500%, 6/15/31 144A 1,000,000 989
Diamondback Energy, Inc.
5.550%, 4/1/35 1,000,000 1,028
DT Midstream, Inc.  144A  144A
5.800%, 12/15/34 144A 1,400,000 1,453
Ecopetrol SA
4.625%, 11/2/31 300,000 269
8.375%, 1/19/36 500,000 514
El Paso Natural Gas Co. LLC
8.375%, 6/15/32 200,000 240
Enbridge, Inc.
5.700%, 3/8/33 900,000 948
Energy Transfer LP
3.750%, 5/15/30 200,000 195
4.950%, 5/15/28 625,000 635
5.000%, 5/15/50 200,000 167
5.250%, 4/15/29 100,000 103
6.050%, 6/1/41 100,000 101
6.500%, 2/1/42 300,000 316
6.625%, 10/15/36 500,000 543
7.500%, 7/1/38 1,700,000 1,968
Eni SpA  144A  144A
5.500%, 5/15/34 144A 1,300,000 1,340
EQT Corp.
4.500%, 1/15/29 1,387,000 1,390
Expand Energy Corp.
4.750%, 2/1/32 2,900,000 2,861
Flex Intermediate Holdco LLC  144A  144A
3.363%, 6/30/31 144A 1,400,000 1,288
Genesis Energy LP / Genesis Energy Finance
Corp.
8.250%, 1/15/29 825,000 861
Greensaif Pipelines Bidco SARL  144A  144A
5.853%, 2/23/36 144A 2,900,000 3,030
6.129%, 2/23/38 § 1,300,000 1,380
Harbour Energy PLC  144A  144A
6.327%, 4/1/35 144A 400,000 405
Howard Midstream Energy Partners LLC  144A  144A
6.625%, 1/15/34 144A 1,250,000 1,284
KazMunayGas National Co. JSC
5.375%, 4/24/30 § 600,000 612
5.750%, 4/19/47 § 527,000 498
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 2,382,000 2,581
Kinder Morgan, Inc.
7.750%, 1/15/32 1,216,000 1,411
Kraken Oil & Gas Partners LLC  144A  144A
7.625%, 8/15/29 144A 1,125,000 1,111
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 2,000,000 2,003
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Energy continued
MPLX LP
4.250%, 12/1/27 800,000 802
NGPL PipeCo LLC  144A  144A
7.768%, 12/15/37 144A 2,500,000 2,902
Noble Finance II LLC  144A  144A
8.000%, 4/15/30 144A 2,300,000 2,390
NuStar Logistics LP
5.625%, 4/28/27 1,400,000 1,415
6.000%, 6/1/26 200,000 200
Occidental Petroleum Corp.
5.200%, 8/1/29 1,000,000 1,025
5.375%, 1/1/32 1,200,000 1,229
ONEOK, Inc.
5.050%, 11/1/34 975,000 966
Orlen SA  144A  144A
6.000%, 1/30/35 144A 600,000 632
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 925,000 964
Pertamina Persero PT  144A  144A
6.500%, 11/7/48 144A 4,300,000 4,594
Petroleos de Venezuela SA
5.375%, 4/12/27 §,φ 6,666,000 1,547
5.500%, 4/12/37 §,φ 5,734,000 1,327
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞ 466,000 540
4.750%, 2/26/29 EUR §,∞ 3,000,000 3,543
5.625%, 1/23/46 378,000 284
5.950%, 1/28/31 2,400,000 2,323
6.350%, 2/12/48 1,700,000 1,334
6.625%, 6/15/35 β 3,700,000 3,511
6.625%, 6/15/38 2,000,000 1,812
6.700%, 2/16/32 536,000 535
6.750%, 9/21/47 2,900,000 2,384
7.690%, 1/23/50 2,580,000 2,312
Plains All American Pipeline LP / PAA Finance
Corp.
4.900%, 2/15/45 1,100,000 962
6.650%, 1/15/37 277,000 301
PRIO Luxembourg Holding SARL  144A  144A
6.750%, 10/15/30 144A 1,400,000 1,362
QatarEnergy LNG S3  144A  144A
5.838%, 9/30/27 144A 887,110 900
Raizen Fuels Finance SA  144A  144A
6.250%, 7/8/32 144A 1,200,000 1,008
Rio Oil Finance Trust
9.750%, 1/6/27 § 99,666 103
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 700,000 703
Santos Finance, Ltd.  144A  144A
3.649%, 4/29/31 144A 700,000 656
Seadrill Finance, Ltd.  144A  144A
8.375%, 8/1/30 144A 1,500,000 1,560
Southern Gas Corridor CJSC
6.875%, 3/24/26 § 1,100,000 1,107
Sunoco LP  144A  144A
5.625%, 3/15/31 144A 1,500,000 1,511
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
5.500%, 1/15/28 144A 775,000 775

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Energy continued
TGS ASA  144A  144A
8.500%, 1/15/30 144A 1,000,000 1,044
Transocean Aquila, Ltd.  144A  144A
8.000%, 9/30/28 144A 795,385 815
Valaris , Ltd.  144A  144A
8.375%, 4/30/30 144A 1,000,000 1,041
Venture Global Calcasieu Pass LLC  144A  144A
3.875%, 8/15/29 144A 2,700,000 2,531
3.875%, 11/1/33 144A 1,600,000 1,372
Venture Global LNG, Inc.  144A  144A
7.000%, 1/15/30 144A 2,200,000 2,117
8.375%, 6/1/31 144A 2,700,000 2,685
9.500%, 2/1/29 144A 2,300,000 2,384
Venture Global Plaquemines LNG LLC  144A  144A
6.125%, 12/15/30 144A 1,000,000 1,018
6.500%, 1/15/34 144A 3,200,000 3,278
6.750%, 1/15/36 144A 500,000 512
Viridien
8.500%, 10/15/30 EUR §,∞ 16,105 20
Vital Energy, Inc.  144A  144A
7.875%, 4/15/32 144A β 450,000 443
WBI Operating LLC  144A  144A
6.250%, 10/15/30 144A 900,000 905
6.500%, 10/15/33 144A 500,000 498
Weatherford International, Ltd.  144A  144A
6.750%, 10/15/33 144A 1,600,000 1,639
Woodside Finance, Ltd.
5.100%, 9/12/34 2,100,000 2,075
Yinson Boronia Production BV  144A  144A
8.947%, 7/31/42 144A 2,379,143 2,592
8.947%, 7/31/42 § 588,654 641
Total 111,563
Financial (11.9%)
Abu Dhabi Development Holding Co. PJSC  144A  144A
5.375%, 5/8/29 144A 1,900,000 1,967
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27 500,000 497
4.625%, 10/15/27 500,000 504
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
7.000%, 1/15/31 144A 1,200,000 1,245
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 α 1,000,000 1,061
8.000%, 11/1/31 3,271,000 3,713
American Tower Corp.
5.900%, 11/15/33 2,500,000 2,670
Antares Holdings LP  144A  144A
2.750%, 1/15/27 144A 250,000 244
Ares Capital Corp.
2.875%, 6/15/28 1,200,000 1,147
Ares Strategic Income Fund
6.200%, 3/21/32 1,400,000 1,436
Arthur J. Gallagher & Co.
5.150%, 2/15/35 1,600,000 1,617
Athene Global Funding  144A  144A
5.339%, 1/15/27 144A 1,500,000 1,518
Avilease Capital, Ltd.  144A  144A
4.750%, 11/12/30 144A 1,200,000 1,190
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Avolon Holdings Funding, Ltd.  144A  144A
2.528%, 11/18/27 144A 471,000 457
4.950%, 10/15/32 144A 700,000 692
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞ 300,000 353
7.708%, (EURIBOR ICE 5 Year Swap Rate
plus 5.005%), 1/18/28 EUR §,∞,α 3,800,000 4,849
Banco Bilbao Vizcaya Argentaria SA  α
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.700%), 9/14/28 α 900,000 932
Banco BTG Pactual SA  144A  144A
6.250%, 4/8/29 144A 1,500,000 1,555
Banco do Brasil SA
8.500%, 7/29/26 MXN §,∞ 22,000,000 1,231
Bank of America Corp.
5.288%, (US SOFR plus 1.910%), 4/25/34 α 1,900,000 1,956
5.468%, (US SOFR plus 1.650%), 1/23/35 α 1,900,000 1,979
5.511%, (US SOFR plus 1.310%), 1/24/36 α 1,800,000 1,877
Barclays PLC
5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 8/9/28 α 2,350,000 2,401
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.500%), 11/2/33 α 500,000 572
Blue Owl Finance LLC
6.250%, 4/18/34 1,200,000 1,237
Brandywine Operating Partnership LP
8.875%, 4/12/29 25,000 27
Burford Capital Global Finance LLC  144A  144A
7.500%, 7/15/33 144A 1,500,000 1,431
CaixaBank SA  144A ,α  144A
5.673%, (US SOFR plus 1.780%), 3/15/30
144A α 1,300,000 1,349
Cantor Fitzgerald LP  144A  144A
7.200%, 12/12/28 144A 1,200,000 1,275
Chubb INA Holdings LLC
0.875%, 6/15/27 EUR ∞ 200,000 229
CI Financial Corp.  144A  144A
7.500%, 5/30/29 144A 1,100,000 1,170
CIMA Finance DAC
2.950%, 9/5/29 § 759,834 713
Citadel LP  144A  144A
6.375%, 1/23/32 144A 1,200,000 1,274
Corestate Capital Holding SA
10.000%, 12/31/26 EUR ∞,Þ 148,405 157
Credicorp Capital Sociedad Titulizadora SA  144A  144A
9.700%, 3/5/45 144A PEN ∞ 1,700,000 532
10.100%, 12/15/43 144A PEN §,∞ 13,000,000 4,177
Crown Castle, Inc.
2.100%, 4/1/31 1,700,000 1,500
DAE Sukuk DIFC, Ltd.  144A  144A
3.750%, 2/15/26 144A 1,000,000 997
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32 α 1,550,000 1,465
5.882%, (US SOFR plus 5.438%), 7/8/31 α 300,000 311
DrillCo Holding Lux SA
7.500%, 6/15/30 § 677,407 665

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Encore Capital Group, Inc.  144A  144A
6.625%, 4/15/31 144A 1,200,000 1,206
8.500%, 5/15/30 144A 700,000 753
9.250%, 4/1/29 144A 1,200,000 1,265
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30 2,900,000 2,909
Fidelity National Financial, Inc.
3.400%, 6/15/30 200,000 191
Freedom Mortgage Corp.  144A  144A
6.625%, 1/15/27 144A 500,000 502
Freedom Mortgage Holdings LLC  144A  144A
6.875%, 5/1/31 144A 1,100,000 1,101
8.375%, 4/1/32 144A 350,000 368
FS KKR Capital Corp.
3.125%, 10/12/28 900,000 831
6.125%, 1/15/31 1,600,000 1,561
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28 400,000 410
5.750%, 11/1/37 1,700,000 1,691
goeasy , Ltd.  144A  144A
6.875%, 5/15/30 144A 1,300,000 1,241
9.250%, 12/1/28 144A 1,100,000 1,131
The Goldman Sachs Group, Inc.
5.016%, (US SOFR plus 1.420%), 10/23/35
α 1,200,000 1,206
5.330%, (US SOFR plus 1.550%), 7/23/35 α 200,000 206
5.851%, (US SOFR plus 1.552%), 4/25/35 α 2,500,000 2,658
6.484%, (US SOFR plus 1.770%), 10/24/29
α 200,000 212
HAT Holdings I LLC / HAT Holdings II LLC  144A  144A
8.000%, 6/15/27 144A 608,000 631
HPS Corporate Lending Fund  144A  144A
4.900%, 9/11/28 144A 1,000,000 995
HSBC Holdings PLC  α
3.973%, (US SOFR 3 Month plus
1.872%), 5/22/30 α 1,450,000 1,432
ING Groep NV  α,Ψ
5.750%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.342%), 11/16/26 µ,α,Ψ 1,800,000 1,809
Intesa Sanpaolo SpA  144A  144A
4.000%, 9/23/29 144A 200,000 197
5.500%, (5 Year EUR Annual Swap Rate
plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ 1,025,000 1,233
5.875%, (5 Year EUR Annual Swap Rate
plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ 450,000 554
Jane Street Group / JSG Finance, Inc.  144A  144A
6.125%, 11/1/32 144A 1,600,000 1,628
6.750%, 5/1/33 144A 1,300,000 1,357
7.125%, 4/30/31 144A 1,900,000 1,996
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35 α 2,000,000 2,063
5.336%, (US SOFR plus 1.620%), 1/23/35 α 1,300,000 1,347
5.581%, (US SOFR plus 1.160%), 4/22/30 α 1,200,000 1,252
Kaisa Group Holdings, Ltd.  144A  144A
5.000%, 11/30/27 144A 9,927 1
5.000%, 11/30/27 § 40,291 3
6.250%, 12/28/28 144A Þ 102,367 2
6.500%, 12/28/29 144A Þ 171,371 3
6.750%, 12/28/30 144A Þ 206,556 3
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
7.000%, 12/28/31 144A Þ 311,201 5
7.250%, 12/28/32 144A Þ 292,867 4
7.721%, 12/28/27 144A Þ 70,023 2
Kilroy Realty LP
5.875%, 10/15/35 850,000 854
Kona SPC, Ltd.
5.718%, 9/15/26 EUR §,∞,Æ 1,000,000 1,175
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp.  144A  144A
7.000%, 7/15/31 144A 1,300,000 1,378
Lazard Group LLC
6.000%, 3/15/31 1,200,000 1,270
Lloyds Banking Group PLC  α
4.976%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/11/33 α 200,000 203
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞ 600,000 713
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞ 100,000 117
Mitsubishi UFJ Financial Group, Inc.  α
5.574%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 1/16/36 α 1,500,000 1,569
Mizuho Financial Group, Inc.  α
5.594%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.300%), 7/10/35 α 1,500,000 1,570
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30
α 1,800,000 1,822
5.320%, (US SOFR plus 1.555%), 7/19/35 α 1,800,000 1,853
5.466%, (US SOFR plus 1.730%), 1/18/35 α 2,000,000 2,079
National Health Investors, Inc.
5.350%, 2/1/33 1,400,000 1,398
New Immo Holding SA
3.250%, 7/23/27 EUR §,∞ 1,000,000 1,173
4.875%, 12/8/28 EUR §,∞ 1,200,000 1,428
Newmark Group, Inc.
7.500%, 1/12/29 1,200,000 1,286
Nomura Holdings, Inc.
5.594%, 7/2/27 1,000,000 1,022
OneMain Finance Corp.
3.500%, 1/15/27 1,100,000 1,089
4.000%, 9/15/30 700,000 656
6.625%, 1/15/28 1,300,000 1,335
6.625%, 5/15/29 2,000,000 2,072
Panama Infrastructure Receivable Purchaser
PLC  144A  144A
0.000%, 4/5/32 144A PO 2,900,000 2,233
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 1,800,000 1,865
PennyMac Financial Services, Inc.  144A  144A
7.875%, 12/15/29 144A 1,800,000 1,915
RLJ Lodging Trust LP  144A  144A
3.750%, 7/1/26 144A 200,000 199
Rocket Companies, Inc.  144A  144A
6.125%, 8/1/30 144A 900,000 930
7.125%, 2/1/32 144A 1,300,000 1,368
Sammons Financial Group, Inc.  144A  144A
6.875%, 4/15/34 144A 1,500,000 1,642

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α 800,000 734
3.823%, (ICE LIBOR USD 3 Month plus
1.400%), 11/3/28 α 3,475,000 3,452
Sberbank of Russia Via SB Capital SA  Ψ
5.250%, 5/23/23 §, Æ,φ,Ψ 4,500,000 225
Sixth Street Lending Partners
5.750%, 1/15/30 1,200,000 1,216
Starwood Property Trust, Inc.  144A  144A
5.750%, 1/15/31 144A 1,100,000 1,112
6.000%, 4/15/30 144A 1,175,000 1,206
Sumitomo Mitsui Financial Group, Inc.
5.424%, 7/9/31 1,900,000 1,989
Synchrony Financial  α
5.450%, (US SOFR plus 1.680%), 3/6/31 α 475,000 487
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞ 85,612 116
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞,β 2,380,031 3,117
Titanium 2L Bondco SARL
6.250%, 1/14/31 EUR ∞ 8,785,200 1,852
Trust 2401  144A  144A
7.375%, 2/13/34 144A 854,000 948
Trust Fibra Uno  144A  144A
6.390%, 1/15/50 144A 100,000 95
7.375%, 2/13/34 144A 346,000 379
Turkiye Is Bankasi AS, Series 2024-H
6.752%, (US SOFR 3 Month plus
2.910%), 11/15/34 Æ,δ 1,250,000 1,257
UBS Group AG  144A  144A
5.428%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.520%), 2/8/30 144A α 1,200,000 1,241
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,300,000 1,367
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 850,000 868
UniCredit SpA  144A ,α  144A
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α 3,700,000 3,967
VakifBank DPR, Series 2025-E, Class 4A2
6.833%, 3/15/35 Æ,δ 2,000,000 2,149
VFH Parent LLC / Valor Co-Issuer, Inc.  144A  144A
7.500%, 6/15/31 144A 900,000 943
VICI Properties LP
5.750%, 4/1/34 2,600,000 2,683
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 α 700,000 708
5.574%, (US SOFR plus 1.740%), 7/25/29 α 1,500,000 1,554
5.707%, (US SOFR plus 1.070%), 4/22/28 α 1,500,000 1,531
Weyerhaeuser Co.
7.375%, 3/15/32 424,000 483
Yango Justice International, Ltd.
7.500%, 4/15/24 §,φ 4,200,000 –π
7.875%, 9/4/24 §,φ 600,000 –π
Total 164,024
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Industrial (2.9%)
Axon Enterprise, Inc.  144A  144A
6.250%, 3/15/33 144A 950,000 988
Berry Global, Inc.
1.570%, 1/15/26 100,000 100
The Boeing Co.
3.950%, 8/1/59 2,000,000 1,415
5.150%, 5/1/30 2,400,000 2,466
6.858%, 5/1/54 2,000,000 2,246
Builders FirstSource , Inc.  144A  144A
4.250%, 2/1/32 144A 1,500,000 1,428
6.750%, 5/15/35 144A 900,000 941
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.750%, 4/15/32 144A 1,700,000 1,748
CMA CGM SA
5.000%, 1/15/31 EUR §,∞ 975,000 1,145
DAE Funding LLC  144A  144A
3.375%, 3/20/28 144A 700,000 682
3.375%, 3/20/28 § 200,000 195
Efesto Bidco SpA / Efesto US LLC  144A  144A
7.500%, 2/15/32 144A 1,400,000 1,414
Empresa de Transporte de Pasajeros Metro
SA
4.700%, 5/7/50 § 1,400,000 1,243
ESAB Corp.  144A  144A
6.250%, 4/15/29 144A 1,200,000 1,234
Flex, Ltd.
3.750%, 2/1/26 700,000 699
FTAI Aviation Investors LLC  144A  144A
5.500%, 5/1/28 144A 400,000 400
7.000%, 5/1/31 144A 4,400,000 4,634
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ∞ 800,000 1,146
Imola Merger Corp.  144A  144A
4.750%, 5/15/29 144A 1,775,000 1,752
International Distribution Services PLC
7.375%, 9/14/30 GBP §,∞ 1,000,000 1,450
Lima Metro Line 2 Finance, Ltd.  144A  144A
5.875%, 7/5/34 144A 228,723 237
Nakilat , Inc.  144A  144A
6.267%, 12/31/33 144A 355,982 378
Quikrete Holdings, Inc.  144A  144A
6.375%, 3/1/32 144A 2,400,000 2,498
Rolls-Royce PLC  144A  144A
5.750%, 10/15/27 144A 1,400,000 1,435
SMBC Aviation Capital Finance DAC  144A  144A
2.300%, 6/15/28 144A 200,000 191
TopBuild Corp.  144A  144A
3.625%, 3/15/29 144A 1,700,000 1,647
Toucan FinCo , Ltd. / Toucan FinCo Can, Inc. /
Toucan FinCo US LLC  144A  144A
9.500%, 5/15/30 144A 1,200,000 1,198
TransDigm , Inc.  144A  144A
6.000%, 1/15/33 144A 1,700,000 1,740
7.125%, 12/1/31 144A 1,600,000 1,682
XPO, Inc.  144A  144A
6.250%, 6/1/28 144A 1,200,000 1,224
Total 39,556

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Technology (2.2%)
ams -OSRAM AG  144A  144A
12.250%, 3/30/29 144A 1,800,000 1,912
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,200,000 1,178
Broadcom, Inc.
2.450%, 2/15/31 700,000 640
3.137%, 11/15/35 144A 3,100,000 2,670
CDW LLC / CDW Finance Corp.
5.550%, 8/22/34 1,300,000 1,325
Cloud Software Group, Inc.  144A  144A
8.250%, 6/30/32 144A 1,300,000 1,358
CoreWeave , Inc.  144A  144A
9.000%, 2/1/31 144A 2,400,000 2,200
Crowdstrike Holdings, Inc.
3.000%, 2/15/29 1,275,000 1,223
Dell International LLC / EMC Corp.
5.300%, 10/1/29 1,800,000 1,857
8.100%, 7/15/36 162,000 196
Gartner, Inc.  144A  144A
3.750%, 10/1/30 144A 1,400,000 1,328
4.950%, 3/20/31 1,000,000 1,005
IPD 3 BV
5.475%, (EURIBOR 3 Month ACT/360 plus
3.375%), 6/15/31 EUR §,∞ 1,700,000 2,009
Marvell Technology, Inc.
5.750%, 2/15/29 1,300,000 1,356
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 375,000 407
NXP BV / NXP Funding LLC
5.350%, 3/1/26 1,600,000 1,600
Oracle Corp.
3.850%, 4/1/60 1,200,000 733
Seagate Data Storage Technology Pte, Ltd.  144A  144A
4.125%, 1/15/31 144A 650,000 617
9.625%, 12/1/32 144A 920,000 1,044
TeamSystem SPA
5.000%, 7/1/31 EUR §,∞ 1,100,000 1,305
Ubisoft Entertainment SA
0.878%, 11/24/27 EUR §,∞ 800,000 865
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,876
VMware LLC
4.700%, 5/15/30 100,000 102
Total 29,806
Utilities (3.1%)
Chile Electricity Lux MPC II SARL  144A  144A
5.672%, 10/20/35 144A 1,067,958 1,109
Chile Electricity Lux MPC SARL  144A  144A
6.010%, 1/20/33 144A 984,500 1,033
Comision Ejecutiva Hidroelectrica del Rio
Lempa  144A  144A
8.650%, 1/24/33 144A 1,000,000 1,072
8.650%, 1/24/33 § 300,000 322
Constellation Energy Generation LLC
6.500%, 10/1/53 1,000,000 1,089
ContourGlobal Power Holdings SA  144A  144A
6.750%, 2/28/30 144A 700,000 722
Duke Energy Corp.
3.750%, 4/1/31 EUR ∞ 2,100,000 2,501
Corporate Bonds (42.1%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
Edison International
5.750%, 6/15/27 600,000 611
Electricite de France SA  144A  144A
5.750%, 1/13/35 144A 1,500,000 1,573
6.000%, 4/22/64 144A 1,300,000 1,278
9.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.411%), 6/15/33 144A µ,α 1,500,000 1,744
Georgia Power Co.
5.250%, 3/15/34 1,200,000 1,239
Monongahela Power Co.  144A  144A
5.850%, 2/15/34 144A 900,000 951
Nakilat , Inc.
6.067%, 12/31/33 § 703,325 747
Niagara Energy SAC  144A  144A
5.746%, 10/3/34 144A 1,500,000 1,528
NPC Ukrenergo
6.875%, 11/9/28 §,φ 200,000 171
NRG Energy, Inc.  144A  144A
5.407%, 10/15/35 144A 1,300,000 1,299
Pacific Gas & Electric Co.
2.100%, 8/1/27 100,000 97
2.500%, 2/1/31 100,000 90
2.950%, 3/1/26 100,000 100
3.150%, 1/1/26 1,600,000 1,600
3.300%, 3/15/27 200,000 198
3.300%, 12/1/27 800,000 787
3.300%, 8/1/40 2,700,000 2,044
3.750%, 7/1/28 100,000 99
4.200%, 6/1/41 100,000 83
4.250%, 3/15/46 100,000 78
4.450%, 4/15/42 300,000 248
4.550%, 7/1/30 500,000 498
5.050%, 10/15/32 2,100,000 2,112
5.700%, 3/1/35 1,500,000 1,542
PacifiCorp
5.450%, 2/15/34 2,200,000 2,232
Perusahaan Listrik Negara PT  144A  144A
3.000%, 6/30/30 144A 1,500,000 1,410
6.150%, 5/21/48 § 3,300,000 3,351
Sabesp LUX SARL  144A  144A
5.625%, 8/20/30 144A 1,400,000 1,405
Southern California Edison Co.
5.200%, 6/1/34 1,100,000 1,105
5.650%, 10/1/28 1,250,000 1,294
Southern California Gas Co.
5.050%, 9/1/34 1,400,000 1,422
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 GBP §,∞ 227,427 352
Tierra Mojada Luxembourg II SARL
5.750%, 12/1/40 § 646,061 634
Virginia Electric & Power Co.
5.000%, 1/15/34 400,000 405
VoltaGrid LLC  144A  144A
7.375%, 11/1/30 144A 800,000 793
Total 42,968
Total Corporate Bonds (Cost: $598,826) 580,094

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Convertible Corporate Bonds ( 0.0% ) Shares/ Par
+
Value
$ (000's)
Financial (0.0%)
Kaisa Group Holdings, Ltd.  144A  144A
0.000%, 12/31/26 144A PO 60,870 1
0.000%, 12/31/27 144A PO 76,091 –π
0.000%, 12/31/28 144A PO 121,741 1
0.000%, 12/31/29 144A PO 121,741 –π
0.000%, 12/31/30 144A PO 152,176 –π
0.000%, 12/31/31 144A PO 152,176 –π
0.000%, 12/31/32 144A PO 287,089 1
Total 3
Total Convertible Corporate Bonds (Cost: $38) 3
144A 144A 144A
Governments ( 23.2% )
Governments (23.2%)
Abu Dhabi Government International Bond 144A 144A
2.700%, 9/2/70 144A 3,700,000 2,072
2.700%, 9/2/70  § 900,000 504
3.875%, 4/16/50  § 8,500,000 6,826
Angolan Government International Bond
9.125%, 11/26/49  § 2,300,000 1,973
Argentine Republic Government International
Bond
3.500%, 7/9/41 16,193,196 11,206
4.125%, 7/9/35 3,422,164 2,546
Australian Government
4.250%, 4/21/26 AUD  §,∞ 2,400,000 1,603
Avenir Issuer IV Ireland DAC
6.000%, 10/25/27  § 1,731,252 1,662
Bank Gospodarstwa Krajowego 144A 144A
5.750%, 7/9/34 144A 2,200,000 2,313
Banque Ouest Africaine de Developpement 144A 144A
2.750%, 1/22/33 144A EUR  ∞ 500,000 496
Benin Government International Bond
6.875%, 1/19/52 EUR  §,∞ 400,000 425
7.960%, 2/13/38 144A 2,000,000 2,073
Brazilian Government International Bond
7.125%, 5/13/54 550,000 544
7.250%, 1/12/56 2,500,000 2,473
Colombia Government International Bond
8.000%, 11/14/35 780,000 831
Colombian TES
2.250%, 4/18/29 COP  ∞ 874
3.000%, 3/25/33 COP  ∞ 873,669,940 184
6.500%, 1/22/31 COP  ∞ 1,189
7.000%, 3/26/31 COP  ∞ 1,170
11.000%, 8/22/29 COP  ∞ 4,721
11.500%, 7/25/46 COP  ∞ 985,900,000 235
11.750%, 1/24/35 COP  ∞ 4,770
12.750%, 11/28/40 COP  ∞ 2,788
13.250%, 2/9/33 COP  ∞ 1,431
Costa Rica Government International Bond 144A 144A
5.499%, 11/21/30 144A EUR  ∞ 1,500,000 1,787
7.300%, 11/13/54 144A 800,000 898
Development Bank of Kazakhstan JSC 144A 144A
18.400%, 10/16/28 144A KZT  ∞ 370,000,000 743
Dominican Republic International Bond 144A 144A
4.875%, 9/23/32 144A 550,000 529
4.875%, 9/23/32  § 1,700,000 1,634
5.875%, 10/28/35 144A 900,000 902
6.500%, 2/15/48 144A 2,800,000 2,800
Governments (23.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
6.500%, 2/15/48  § 1,000,000 1,000
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 2,100,000 2,139
5.500%, 8/17/30  § 3,900,000 3,973
Ecuador Government International Bond 144A 144A
0.000%, 7/31/30 144A PO  323,958 277
5.000%, 7/31/40 144A 1,225,800 952
6.900%, 7/31/30  § 650,000 643
6.900%, 7/31/35 144A 1,065,874 939
6.900%, 7/31/35  § 2,961,000 2,609
Egypt Government International Bond
6.375%, 4/11/31 EUR  §,∞ 5,750,000 6,931
7.500%, 2/16/61 144A 1,900,000 1,653
7.500%, 2/16/61  § 800,000 696
El Salvador Government International Bond 144A 144A
9.250%, 4/17/30 144A 1,325,000 1,440
9.650%, 11/21/54 144A 1,000,000 1,143
European Union
3.000%, 12/4/34 EUR  §,∞ 13,100,000 15,297
Federal Republic of Nigeria
7.625%, 11/28/47  § 700,000 662
7.696%, 2/23/38  § 600,000 599
7.875%, 2/16/32  § 2,800,000 2,925
8.630%, 1/13/36 144A 400,000 429
9.129%, 1/13/46 144A 400,000 430
9.625%, 6/9/31 144A 800,000 908
Gabon Government International Bond
9.500%, 2/18/29  § 1,400,000 1,211
Ghana Government International Bond 144A 144A
0.000%, 7/3/26 144A PO  92,800 91
0.000%, 1/3/30 144A PO  279,970 247
5.000%, 7/3/29 144A 1,403,600 1,376
5.000%, 7/3/29  § 1,000,000 981
5.000%, 7/3/35 144A 2,018,400 1,844
Guatemala Government Bond 144A 144A
6.050%, 8/6/31 144A 1,200,000 1,252
6.600%, 6/13/36 144A 1,700,000 1,827
Hungary Government International Bond
5.375%, 9/12/33 EUR  §,∞ 4,400,000 5,538
5.500%, 3/26/36 144A 1,400,000 1,396
6.125%, 5/22/28 144A 1,200,000 1,244
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR  §,∞ 500,000 589
5.875%, 10/17/31 144A EUR  ∞ 300,000 355
6.625%, 3/22/48 144A EUR  ∞ 900,000 955
6.625%, 3/22/48 EUR  §,∞ 800,000 849
6.875%, 10/17/40 144A EUR  ∞ 400,000 459
6.875%, 10/17/40 EUR  §,∞ 100,000 115
8.075%, 4/1/36  § 1,200,000 1,294
Japan Government Thirty Year Bond
3.200%, 9/20/55 JPY  ∞ 60,000,000 372
Kenya Government International Bond 144A 144A
9.500%, 3/5/36 144A 1,800,000 1,916
9.750%, 2/16/31 144A 1,400,000 1,531
Kingdom of Jordan 144A 144A
5.850%, 7/7/30 144A 400,000 403
7.500%, 1/13/29 144A 800,000 842
Lebanon Government International Bond
6.000%, 1/27/49  §,φ 1,750,000 405
6.100%, 10/4/49  §,φ 1,800,000 416

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (23.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
6.850%, 3/23/27  §,φ 1,750,000 408
Mexican Udibonos
4.000%, 8/24/34 MXN  ∞ 42,460 2
Morocco Government International Bond 144A 144A
4.000%, 12/15/50 144A 500,000 364
5.500%, 12/11/42  § 800,000 761
North Macedonia 144A 144A
3.675%, 6/3/26 144A EUR  ∞ 500,000 588
Oman Government International Bond
6.000%, 8/1/29  § 900,000 943
6.250%, 1/25/31 144A 2,300,000 2,462
6.500%, 3/8/47  § 500,000 537
6.750%, 1/17/48  § 1,100,000 1,211
Panama Government International Bond
4.500%, 4/16/50 1,300,000 1,002
6.700%, 1/26/36  β 1,900,000 2,042
6.853%, 3/28/54  β 2,800,000 2,915
7.500%, 3/1/31 2,900,000 3,215
8.125%, 4/28/34 100,000 115
RAK Capital
5.000%, 3/12/35  § 825,000 850
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR  §,∞ 1,000,000 990
9.500%, 7/31/31  § 900,000 897
Republic of Pakistan
6.000%, 4/8/26  § 2,400,000 2,394
7.375%, 4/8/31  § 700,000 697
Republic of Paraguay
5.600%, 3/13/48  § 600,000 577
6.000%, 2/9/36  § 1,300,000 1,393
6.100%, 8/11/44  § 300,000 310
Republic of Peru
3.300%, 3/11/41 2,700,000 2,085
6.900%, 8/12/37 144A PEN  ∞ 5,500,000 1,709
7.300%, 8/12/33 144A PEN  §,∞ 2,300,000 780
Republic of Poland Government International
Bond
5.125%, 9/18/34 2,900,000 2,970
5.500%, 3/18/54 1,000,000 956
Republic of South Africa Government
International Bond
4.850%, 9/30/29 1,200,000 1,201
4.875%, 4/14/26 600,000 600
5.000%, 10/12/46 500,000 391
5.750%, 9/30/49 2,100,000 1,770
7.950%, 11/19/54 144A 1,100,000 1,183
8.000%, 1/31/30 ZAR  ∞ 17,700,000 1,091
8.500%, 1/31/37 ZAR  ∞ 51,000,000 3,050
8.875%, 2/28/35 ZAR  ∞ 110,400,000 6,936
Republic of Uzbekistan International Bond 144A 144A
5.375%, 5/29/27 144A EUR  ∞ 700,000 841
Romanian Government International Bond 144A 144A
2.000%, 4/14/33 144A EUR  ∞ 1,400,000 1,337
5.250%, 5/30/32 144A EUR  ∞ 1,000,000 1,203
5.375%, 6/7/33 EUR  §,∞ 1,500,000 1,782
5.625%, 2/22/36 144A EUR  ∞ 550,000 639
6.375%, 9/18/33 144A EUR  ∞ 2,500,000 3,154
Saudi Government International Bond 144A 144A
3.375%, 3/5/32 144A EUR  ∞ 2,850,000 3,362
4.500%, 10/26/46  § 9,300,000 7,951
Governments (23.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.000%, 1/16/34 144A 10,000,000 10,229
5.750%, 1/16/54 144A 700,000 692
Senegal Government International Bond
4.750%, 3/13/28 EUR  §,∞ 700,000 570
5.375%, 6/8/37 EUR  §,∞ 600,000 383
6.750%, 3/13/48  § 800,000 429
7.750%, 6/10/31  § 2,100,000 1,244
Serbia International Bond
1.500%, 6/26/29 EUR  §,∞ 4,400,000 4,797
1.650%, 3/3/33 144A EUR  ∞ 700,000 687
6.500%, 9/26/33  §,β 1,500,000 1,605
Sri Lanka Government International Bond 144A 144A
3.100%, 1/15/30 144A 404,001 385
3.350%, 3/15/33 144A 792,441 681
3.600%, 6/15/35 144A 535,080 407
3.600%, 5/15/36 144A 371,358 337
3.600%, 2/15/38 144A 443,028 404
4.000%, 4/15/28 144A 391,925 376
State of Minas Gerais
5.333%, 2/15/28  § 60,000 60
Turkiye Government International Bond
4.875%, 4/16/43 6,200,000 4,780
5.750%, 5/11/47 4,400,000 3,611
5.875%, 5/21/30 EUR  ∞ 2,850,000 3,608
38.577%, (Turkish Lira Overnight Reference
Rate plus 41.720%), 9/6/28 TRY  ∞ 51,100,000 1,188
Ukraine Government International Bond 144A 144A
0.000%, 2/1/30 144A PO  377,887 223
0.000%, 2/1/34 144A PO  1,412,114 667
0.000%, 2/1/35 144A PO  262,560 148
4.000%, 2/1/32 144A 970,160 732
4.500%, 2/1/29 144A 273,201 204
4.500%, 2/1/34 144A 1,865,284 1,133
4.500%, 2/1/35 144A 2,281,007 1,357
4.500%, 2/1/36 144A 2,498,410 1,462
United Mexican States
2.125%, 10/25/51 EUR  ∞ 1,000,000 635
3.771%, 5/24/61 5,400,000 3,324
4.490%, 5/25/32 EUR  ∞ 1,700,000 2,040
4.500%, 1/31/50 2,300,000 1,740
5.125%, 3/19/38 EUR  ∞ 2,200,000 2,571
6.000%, 5/7/36 2,600,000 2,634
6.350%, 2/9/35 1,700,000 1,782
6.400%, 5/7/54 1,150,000 1,105
6.875%, 5/13/37 3,700,000 3,948
US Treasury
4.000%, 11/15/42  β 19,800,000 18,148
4.125%, 8/15/44 3,300,000 3,029
4.250%, 8/15/35  β 191,000 192
4.625%, 5/15/54  β 4,500,000 4,334
4.625%, 5/15/44 15,100,000 14,825
4.750%, 11/15/43  β 7,100,000 7,101
4.875%, 8/15/45  β 117,000 118
Venezuela Government International Bond
6.000%, 12/9/49  §,φ 32,000 8
7.000%, 3/31/38  §,φ 3,104,000 908
7.650%, 4/21/25  §,φ 2,355,000 659
8.250%, 10/13/24  §,φ 2,356,000 660
9.000%, 5/7/23  §,φ 32,000 9
9.250%, 5/7/28  §,φ 1,741,000 548

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (23.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
9.375%, 1/13/34  φ 1,400,000 462
Total 320,198
Total Governments (Cost: $314,503) 320,198
144A 144A 144A
Municipal Bonds ( 0.2% )
Municipal Bonds (0.2%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB   100,000 118
Bay Area Toll Authority
6.918%, 4/1/40 RB   100,000 113
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB   200,000 239
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB   1,535,000 1,403
Los Angeles County California Public Works
Financing Authority
7.618%, 8/1/40 RB   200,000 238
Metropolitan Government of Nashville &
Davidson County Tennessee
6.568%, 7/1/37 RB   100,000 110
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB   93,000 101
New York State Urban Development Corp.
5.770%, 3/15/39 RB   80,000 82
Total Municipal Bonds (Cost: $2,329) 2,404
Structured Products ( 38.0% )
Asset Backed Securities (14.1%)
ABFC Trust, Series 2007-WMC1, Class A1A
5.096%, (US SOFR 1 Month plus 1.365%),
6/25/37  7,035,325 5,030
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE4, Class M1
4.746%, (US SOFR 1 Month plus 1.015%),
12/25/34  1,122,326 1,032
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-RM2, Class M2
4.641%, (US SOFR 1 Month plus 0.910%),
1/25/35  27,458 26
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2C
4.146%, (US SOFR 1 Month plus 0.415%),
7/25/36  6,780,227 1,652
ACHV ABS Trust, Series 2024-2PL, Class A 144A 144A
5.070%, 10/27/31 144A  130,472 131
ACHV ABS Trust, Series 2024-2PL, Class B 144A 144A
5.430%, 10/27/31 144A  467,982 472
ACHV ABS Trust, Series 2024-3AL, Class A 144A 144A
5.010%, 12/26/31 144A  201,482 203
ACHV ABS Trust, Series 2024-3AL, Class B 144A 144A
5.450%, 12/26/31 144A  954,491 964
ACHV ABS Trust, Series 2024-3AL, Class C 144A 144A
5.680%, 12/26/31 144A  180,218 182
Aegis Asset Backed Securities Trust, Series
2004-6, Class M2
4.846%, (US SOFR 1 Month plus 1.115%),
(AFC), 3/25/35  34,470 33
Affirm Master Trust, Series 2025-1A, Class A 144A 144A
4.990%, 2/15/33 144A  1,300,000 1,313
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ally Bank Auto Credit-Linked Notes, Series
2025-A, Class A2 144A 144A
4.452%, 6/15/33 144A  3,487,350 3,504
Ameriquest Mortgage Securities, Inc., Series
2004-R5, Class M1
4.716%, (US SOFR 1 Month plus 0.985%),
7/25/34  638 1
Anchorage Credit Funding 19, Ltd., Series
2025-19A, Class A 144A 144A
5.036%, 10/25/40 144A  1,000,000 999
Anchorage Credit Funding 19, Ltd., Series
2025-19A, Class B 144A 144A
5.336%, 10/25/40 144A  1,000,000 996
Ares European CLO X DAC, Series 10A,
Class AR 144A 144A
2.789%, (EURIBOR 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 383,907 451
Ares LXII CLO, Ltd., Series 2021-62A,
Class A1R 144A 144A
4.928%, (US SOFR 3 Month plus 1.070%),
1/25/34 144A  700,000 699
Ares LXII CLO, Ltd., Series 2021-62A,
Class A2R 144A 144A
5.258%, (US SOFR 3 Month plus 1.400%),
1/25/34 144A  1,300,000 1,304
Asset Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE5, Class M4
4.746%, (US SOFR 1 Month plus 1.015%),
6/25/35  40,096 40
Atlas Senior Loan Fund XV, Ltd., Series 2019-
15A, Class A1R 144A 144A
5.080%, (US SOFR 3 Month plus 1.220%),
10/23/32 144A  1,659,991 1,659
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A 144A 144A
5.360%, 6/20/30 144A  4,000,000 4,124
Bain Capital Euro CLO DAC, Series 2018-2A,
Class  AR 144A 144A
2.744%, (EURIBOR 3 Month ACT/360 plus
0.740%), 1/20/32 144A EUR ∞ 87,728 103
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE6, Class 1A1
5.096%, (US SOFR 1 Month plus 1.365%),
8/25/37  6,850 7
BHG Securitization Trust, Series 2025-2CON,
Class B 144A 144A
5.170%, 9/17/36 144A  3,500,000 3,535
Bluemountain CLO, Ltd., Series 2016-3A,
Class AR12 144A 144A
5.052%, (US SOFR 3 Month plus 1.200%),
11/15/30 144A  633,678 634
Cairn CLO X BV, Series 2018-10A, Class AR 144A 144A
2.789%, (EURIBOR 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 346,234 407
Capital Street Master Trust, Series 2024-1,
Class A 144A 144A
5.324%, (US 30 Day Average SOFR plus
1.350%), 10/16/28 144A  1,300,000 1,300

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Carlyle Global Market Strategies Euro CLO,
Series 2017-3A, Class A1R 144A 144A
2.709%, (EURIBOR 3 Month ACT/360 plus
0.700%), 1/15/31 144A EUR ∞ 319,247 375
CarMax Select Receivables Trust, Series
2025-A, Class B
5.010%, 9/16/30  2,200,000 2,227
CarMax Select Receivables Trust, Series
2025-B, Class B
4.350%, 7/15/30  2,250,000 2,254
Carrington Mortgage Loan Trust, Series 2005-
FRE1, Class M3
4.611%, (US SOFR 1 Month plus 0.880%),
12/25/35  8,016,000 6,790
Carvana Auto Receivables Trust, Series 2023-
P1, Class A3 144A 144A
5.980%, 12/10/27 144A  235,424 236
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C
4.266%, (US SOFR 1 Month plus 0.535%),
12/25/36  55,839 56
Citigroup Mortgage Loan Trust, Series 2007-
FS1, Class 2A1A 144A 144A
5.750%, (US SOFR 1 Month plus 2.115%),
(AFC), 10/25/37 144A  6,008,845 5,615
Consumer Portfolio Services Auto Trust,
Series 2025-D, Class A 144A 144A
4.460%, 7/16/29 144A  4,465,017 4,470
Countrywide Asset-Backed Certificates Trust,
Series 2004-9, Class MV4
5.421%, (US SOFR 1 Month plus 1.690%),
11/25/34  41,922 42
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB4, Class 2A4
4.546%, (US SOFR 1 Month plus 0.815%),
3/25/36  57,113 52
Countrywide Asset-Backed Certificates Trust,
Series 2006-1, Class AF5
4.366%, (AFC), 7/25/36 ∑ 66,086 63
Countrywide Asset-Backed Certificates Trust,
Series 2006-26, Class 1A
4.126%, (US SOFR 1 Month plus 0.395%),
6/25/37  276,134 259
Countrywide Asset-Backed Certificates Trust,
Series 2006-5, Class M1
4.371%, (US SOFR 1 Month plus 0.640%),
8/25/36  978,565 965
Countrywide Asset-Backed Certificates Trust,
Series 2006-BC3, Class M2
4.326%, (US SOFR 1 Month plus 0.595%),
2/25/37  900,000 874
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 1A
4.686%, (US SOFR 1 Month plus 0.955%),
10/25/47  722,722 706
Countrywide Asset-Backed Certificates Trust,
Series 2007-9, Class 1A
4.046%, (US SOFR 1 Month plus 0.315%),
6/25/47  631,369 568
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust,
Series 2007-SEA1, Class 1A1 144A 144A
4.946%, (US SOFR 1 Month plus 1.215%),
(AFC), 5/25/47 144A  821,256 755
CPS Auto Receivables Trust, Series 2025-C,
Class B 144A 144A
4.710%, 12/17/29 144A  1,000,000 1,006
CPS Auto Receivables Trust, Series 2025-C,
Class C 144A 144A
4.910%, 10/15/31 144A  3,500,000 3,524
CPS Auto Trust, Series 2024-A, Class B 144A 144A
5.650%, 5/15/28 144A  634,253 635
CPS Auto Trust, Series 2024-A, Class C 144A 144A
5.740%, 4/15/30 144A  1,575,000 1,586
CPS Auto Trust, Series 2024-D, Class A 144A 144A
4.910%, 6/15/28 144A  151,277 151
CPS Auto Trust, Series 2024-D, Class B 144A 144A
4.650%, 3/15/29 144A  800,000 801
CPS Auto Trust, Series 2024-D, Class C 144A 144A
4.760%, 1/15/31 144A  1,000,000 1,002
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-HE17, Class A1
4.379%, (US SOFR 1 Month plus 0.735%),
1/25/32  1,266 1
Drive Auto Receivables Trust, Series 2024-2,
Class C
4.670%, 5/17/32  3,000,000 3,019
Ellington Loan Acquisition Trust, Series 2007-
2, Class A1 144A 144A
4.896%, (US SOFR 1 Month plus 2.215%),
5/25/37 144A  134,980 134
Euro-Galaxy III CLO DAC, Series 2013-3A,
Class ARRR 144A 144A
2.686%, (EURIBOR 3 Month ACT/360 plus
0.620%), 4/24/34 144A EUR ∞ 298,580 351
Exeter Automobile Receivables Trust, Series
2024-1A, Class B
5.290%, 8/15/28  275,978 277
Exeter Automobile Receivables Trust, Series
2024-1A, Class C
5.410%, 5/15/30  500,000 505
Exeter Automobile Receivables Trust, Series
2024-5A, Class C
4.640%, 1/15/30  2,100,000 2,109
Exeter Automobile Receivables Trust, Series
2025-2A, Class C
5.160%, 7/15/31  3,500,000 3,542
Exeter Automobile Receivables Trust, Series
2025-4A, Class A3
4.390%, 9/17/29  5,500,000 5,524
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class A2 144A 144A
5.490%, 1/16/29 144A  215,893 217
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class B 144A 144A
5.550%, 5/15/29 144A  1,000,000 1,009
Fremont Home Loan Trust, Series 2005-2,
Class M4
4.776%, (US SOFR 1 Month plus 1.045%),
6/25/35  300,000 282

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GLS Auto Receivables Trust, Series 2024-1A,
Class B 144A 144A
5.490%, 7/17/28 144A  856,513 859
GLS Auto Receivables Trust, Series 2024-2A,
Class B 144A 144A
5.770%, 11/15/28 144A  1,200,000 1,208
GLS Auto Select Receivables Trust, Series
2023-2A, Class B 144A 144A
6.670%, 12/17/29 144A  2,000,000 2,059
GreenSky Home Improvement Trust, Series
2024-1, Class A2 144A 144A
5.880%, 7/25/59 144A  114,508 115
GreenSky Home Improvement Trust, Series
2024-1, Class A3 144A 144A
5.550%, 7/25/59 144A  500,000 513
GreenSky Home Improvement Trust, Series
2024-1, Class B 144A 144A
5.870%, 7/25/59 144A  1,157,847 1,184
GreenSky Home Improvement Trust, Series
2024-1, Class C 144A 144A
6.360%, 7/25/59 144A  413,517 424
GSAA Home Equity Trust, Series 2006-17,
Class A1
3.966%, (US SOFR 1 Month plus 0.235%),
11/25/36  43,738 10
GSAMP Trust, Series 2004-WF, Class M2
5.496%, (US SOFR 1 Month plus 1.765%),
10/25/34  12,172 12
GSAMP Trust, Series 2007-FM2, Class A2B
3.936%, (US SOFR 1 Month plus 0.205%),
1/25/37  131,880 81
GSAMP Trust, Series 2007-NC1, Class A2A
3.946%, (US SOFR 1 Month plus 0.215%),
12/25/46  10,791 5
Henley Funding, Ltd., Series 2024-7A,
Class AR 144A 144A
3.055%, (EURIBOR 3 Month ACT/360 plus
0.990%), 4/25/34 144A EUR ∞ 1,351,013 1,588
Hertz Vehicle Financing III LLC, Series 2023-
1A, Class A 144A 144A
5.490%, 6/25/27 144A  2,600,000 2,608
Home Equity Loan Trust, Series 2007-FRE1,
Class 2AV4
4.186%, (US SOFR 1 Month plus 0.455%),
4/25/37  500,000 452
HSI Asset Securitization Corp. Trust, Series
2005-I1, Class 2A4
4.626%, (US SOFR 1 Month plus 0.895%),
11/25/35  95,394 90
IndyMac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
4.166%, (US SOFR 1 Month plus 0.435%),
7/25/37  280,848 157
JP Morgan Mortgage Acquisition Trust, Series
2007-CH3, Class M1
4.146%, (US SOFR 1 Month plus 0.415%),
3/25/37  400,000 389
LCM, Ltd., Series 31A, Class AR 144A 144A
5.164%, (US SOFR 3 Month plus 1.280%),
7/20/34 144A  1,000,000 1,001
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series
2006-1, Class 2A4
4.446%, (US SOFR 1 Month plus 0.715%),
2/25/36  48,106 43
Long Beach Mortgage Loan Trust, Series
2006-3, Class 2A4
4.386%, (US SOFR 1 Month plus 0.655%),
5/25/46  258,418 76
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A
4.146%, (US SOFR 1 Month plus 0.415%),
5/25/36  1,274,001 670
Madison Park Euro Funding XIV DAC, Series
14A, Class A1R 144A 144A
2.826%, (EURIBOR 3 Month ACT/360 plus
0.800%), 7/15/32 144A EUR ∞ 297,048 349
MASTR Asset Backed Securities Trust, Series
2004-OPT1, Class M1
4.626%, (US SOFR 1 Month plus 0.895%),
2/25/34  544,206 577
MASTR Asset Backed Securities Trust, Series
2004-WMC2, Class M1
4.746%, (US SOFR 1 Month plus 1.015%),
4/25/34  46,450 47
MASTR Asset Backed Securities Trust, Series
2006-FRE2, Class A1
4.146%, (US SOFR 1 Month plus 0.415%),
3/25/36  6,573,602 6,203
MASTR Asset Backed Securities Trust, Series
2006-HE3, Class A2
4.046%, (US SOFR 1 Month plus 0.315%),
8/25/36  1,825,263 518
MASTR Asset Backed Securities Trust, Series
2006-HE5, Class A3
4.166%, (US SOFR 1 Month plus 0.435%),
11/25/36  1,928,190 1,139
MASTR Asset Backed Securities Trust, Series
2006-WMC4, Class A5
4.146%, (US SOFR 1 Month plus 0.415%),
10/25/36  1,153,221 374
Merrill Lynch Mortgage Investors Trust, Series
2007-SD1, Class A1
4.746%, (US SOFR 1 Month plus 1.015%),
2/25/47  601,558 347
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE5, Class M4
4.716%, (US SOFR 1 Month plus 0.985%),
9/25/35  6,241,102 5,252
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class M2
4.551%, (US SOFR 1 Month plus 0.820%),
1/25/35  162,120 160
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC5, Class M5
4.836%, (US SOFR 1 Month plus 1.105%),
6/25/35  9,814 10
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE7, Class A2C
4.166%, (US SOFR 1 Month plus 0.435%),
9/25/36  54,457 23

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2C
3.986%, (US SOFR 1 Month plus 0.255%),
10/25/36  48,974 21
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE5, Class A2C
4.096%, (US SOFR 1 Month plus 0.365%),
3/25/37  49,243 21
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC2, Class M1
5.196%, (US SOFR 1 Month plus 1.465%),
2/25/33  7,594 8
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A3
4.076%, (US SOFR 1 Month plus 0.345%),
4/25/37  2,555,465 1,313
Nelnet Student Loan Trust, Series 2025-BA,
Class A1A 144A 144A
4.840%, 5/17/55 144A  1,029,282 1,032
Nelnet Student Loan Trust, Series 2025-BA,
Class A1B 144A 144A
5.334%, (US 30 Day Average SOFR plus
1.350%), 5/17/55 144A  1,216,424 1,225
Nelnet Student Loan Trust, Series 2025-CA,
Class A1A 144A 144A
4.670%, 6/22/65 144A  3,058,090 3,046
Nelnet Student Loan Trust, Series 2025-DA,
Class A1A 144A 144A
4.650%, 8/20/54 144A  2,200,000 2,191
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A 144A 144A
5.410%, 11/14/29 144A  2,000,000 2,015
OneMain Financial Issuance Trust, Series
2023-2A, Class A2 144A 144A
5.484%, (US 30 Day Average SOFR plus
1.500%), 9/15/36 144A  2,100,000 2,118
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class A 144A 144A
5.183%, 6/15/32 144A  356,786 359
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class B 144A 144A
5.750%, 6/15/32 144A  318,711 321
Pagaya AI Debt Grantor Trust, Series 2024-10,
Class C 144A 144A
5.992%, 6/15/32 144A  327,478 330
Pagaya AI Debt Trust, Series 2024-3, Class A 144A 144A
6.258%, 10/15/31 144A  1,001,207 1,004
Pagaya AI Debt Trust, Series 2025-5, Class B 144A 144A
5.440%, 3/15/33 144A  4,499,826 4,519
Pagaya AI Debt Trust, Series 2025-6, Class B 144A 144A
4.883%, 4/15/33 144A  4,500,000 4,486
RAAC Series, Series 2007-RP4, Class A 144A 144A
4.546%, (US SOFR 1 Month plus 0.465%),
(AFC), 11/25/46 144A  125,815 117
RCKT Mortgage Trust, Series 2024-CES4,
Class A1A 144A 144A
6.147%, (AFC), 6/25/44 144A ∑ 1,534,511 1,553
RCKT Mortgage Trust, Series 2024-CES5,
Class A1A 144A 144A
5.846%, (AFC), 8/25/44 144A ∑ 1,192,134 1,204
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES6,
Class A1A 144A 144A
5.344%, (AFC), 9/25/44 144A ∑ 704,483 708
RCKT Mortgage Trust, Series 2024-CES7,
Class A1A 144A 144A
5.158%, (AFC), 10/25/44 144A ∑ 816,903 819
Reach ABS Trust, Series 2024-2A, Class A 144A 144A
5.880%, 7/15/31 144A  103,840 104
Reach ABS Trust, Series 2024-2A, Class B 144A 144A
5.840%, 7/15/31 144A  3,500,000 3,551
Renaissance Home Equity Loan Trust, Series
2006-4, Class AF6
5.340%, 1/25/37 ∑ 1,514,158 456
Residential Asset Securities Corp., Series
2007-KS3, Class AI4
4.526%, (US SOFR 1 Month plus 0.795%),
(AFC), 4/25/37  824,378 808
Santander Drive Auto Receivables Trust,
Series 2023-5, Class C
6.430%, 2/18/31  1,600,000 1,659
Santander Drive Auto Receivables Trust,
Series 2023-6, Class C
6.400%, 3/17/31  812,500 840
Santander Drive Auto Receivables Trust,
Series 2025-2, Class B
4.870%, 5/15/31  500,000 505
Santander Drive Auto Receivables Trust,
Series 2025-2, Class C
5.060%, 5/15/31  3,000,000 3,036
Santander Drive Auto Receivables Trust,
Series 2025-3, Class B
4.490%, 9/15/31  3,600,000 3,628
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C
4.680%, 9/15/31  2,600,000 2,616
Saranac CLO, Ltd., Series 2018-6A,
Class A1R 144A 144A
5.125%, (US SOFR 3 Month plus 1.402%),
8/13/31 144A  303,513 304
Saxon Asset Securities Trust, Series 2006-1,
Class M1
4.311%, (US SOFR 1 Month plus 0.580%),
(AFC), 3/25/36  94,915 94
SMB Private Education Loan Trust, Series
2024-C, Class A1A 144A 144A
5.500%, 6/17/52 144A  1,117,354 1,146
SMB Private Education Loan Trust, Series
2024-C, Class A1B 144A 144A
5.074%, (US 30 Day Average SOFR plus
1.100%), 6/17/52 144A  399,055 398
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/15/53 144A  1,896,608 1,935
SMB Private Education Loan Trust, Series
2024-D, Class A1B 144A 144A
5.074%, (US 30 Day Average SOFR plus
1.100%), 7/15/53 144A  2,226,453 2,208
Soundview Home Loan Trust, Series 2006-
OPT2, Class A4
4.406%, (US SOFR 1 Month plus 0.675%),
5/25/36  51,226 50

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-
OPT3, Class M1
4.311%, (US SOFR 1 Month plus 0.580%),
6/25/36  6,689,510 5,980
Stream Innovations Issuer Trust, Series 2024-
1A, Class A 144A 144A
6.270%, 7/15/44 144A  319,158 332
Structured Asset Investment Loan Trust,
Series 2005-7, Class M2
4.611%, (US SOFR 1 Month plus 0.880%),
8/25/35  151,683 149
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-BC4, Class A4
4.186%, (US SOFR 1 Month plus 0.455%),
12/25/36  63,017 62
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-WF1, Class A6
4.266%, (US SOFR 1 Month plus 0.535%),
2/25/37  27,926 27
Switch ABS Issuer LLC, Series 2025-2A,
Class A21 144A 144A
5.121%, 10/25/55 144A  4,000,000 3,994
Tesla Lease Electric Vehicle Securitization,
Series 2025-A, Class A2 144A 144A
4.140%, 6/20/28 144A  1,800,000 1,804
Toro European CLO DAC, Series 6A,
Class  AR 144A 144A
2.945%, (EURIBOR 3 Month ACT/360 plus
0.920%), 1/12/32 144A EUR ∞ 393,157 462
Toro European CLO DAC, Series 7A,
Class ARE 144A 144A
2.874%, (EURIBOR 3 Month ACT/360 plus
0.810%), 2/15/34 144A EUR ∞ 201,193 237
Towd Point Mortgage Trust, Series 2024-
CES6, Class A1 144A 144A
5.725%, (AFC), 11/25/64 144A ∑ 839,810 848
UPG HI, Series 2025-2, Class A 144A 144A
5.000%, 9/25/47 144A  3,300,000 3,299
Upgrade Auto Receivables Trust, Series 2025-
1A, Class A1 144A 144A
4.234%, 10/15/26 144A  1,381,270 1,382
Upgrade Auto Receivables Trust, Series 2025-
1A, Class A2 144A 144A
4.540%, 5/15/29 144A  800,000 801
Upgrade Auto Receivables Trust, Series 2025-
1A, Class A3 144A 144A
4.600%, 1/15/31 144A  3,400,000 3,407
Upgrade Auto Receivables Trust, Series 2025-
1A, Class A4 144A 144A
4.590%, 10/15/31 144A  1,000,000 993
Venture CDO, Ltd., Series 2018-33A,
Class A1LR 144A 144A
5.226%, (US SOFR 3 Month plus 1.322%),
7/15/31 144A  193,751 194
WaMu Asset-Backed Certificates, Series 2007-
HE1, Class 1A
4.146%, (US SOFR 1 Month plus 0.415%),
1/25/37  85,419 75
Westlake Automobiles Receivables Trust,
Series 2025-3A, Class A2 144A 144A
4.310%, 4/17/28 144A  3,300,000 3,304
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Westlake Automobiles Receivables Trust,
Series 2025-3A, Class A3 144A 144A
4.220%, 6/15/29 144A  3,200,000 3,211
Total 193,635
Mortgage Securities (23.9%)
Angel Oak Mortgage Trust, Series 2024-8,
Class A1 144A 144A
5.338%, (AFC), 5/27/69 144A ∑ 2,842,585 2,855
ATLX Trust, Series 2024-RPL1, Class A1 144A 144A
3.850%, (AFC), 4/25/64 144A ∑ 884,883 865
BAMLL Commercial Mortgage Securities Trust,
Series 2020-BOC, Class A 144A 144A
2.627%, 1/15/32 144A  2,350,000 2,077
Banc of America Funding Trust, Series 2006-J,
Class 4A1
4.787%, (CSTR), 1/20/47  18,188 16
Banc of America Funding Trust, Series 2007-6,
Class A1
4.426%, (US SOFR 1 Month plus 0.695%),
7/25/37  30,092 29
BANK5, Series 2025-5YR19, Class A3
5.270%, 12/15/58  6,000,000 6,201
BCAP LLC Trust, Series 2009-RR14,
Class 2A2 144A 144A
3.833%, (CSTR), 7/26/36 144A  13,201 12
BCAP LLC Trust, Series 2009-RR5, Class 3A3 144A 144A
6.250%, (CSTR), 8/26/36 144A  1,986,720 721
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 4A
5.368%, (CSTR), 7/25/34  626 1
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4, Class 22A1
4.244%, (CSTR), 6/25/47  45,551 41
Bear Stearns ALT-A Trust, Series 2006-6,
Class 2A1
4.139%, (CSTR), 11/25/36  101,343 43
Benchmark Mortgage Trust, Series 2018-B5,
Class A2
4.076%, 7/15/51  1,696,282 1,686
Benchmark Mortgage Trust, Series 2024-V12,
Class A3
5.738%, 12/15/57  2,200,000 2,302
BMO Mortgage Trust, Series 2024-5C5,
Class A2
5.462%, 2/15/57  1,500,000 1,541
BMO Mortgage Trust, Series 2024-5C5,
Class A3
5.857%, 2/15/57  8,300,000 8,669
BMO Mortgage Trust, Series 2024-5C8,
Class A2
5.152%, 12/15/57  2,100,000 2,152
Chase Home Lending Mortgage Trust, Series
2023-RPL3, Class A1 144A 144A
3.250%, (AFC), 9/25/63 144A  5,895,721 5,317
Chase Home Lending Mortgage Trust, Series
2024-RPL1, Class A1A 144A 144A
3.250%, (AFC), 3/25/64 144A  1,209,271 1,082
Chase Home Lending Mortgage Trust, Series
2024-RPL2, Class A1A 144A 144A
3.250%, (AFC), 8/25/64 144A  1,248,599 1,113

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series
2024-RPL3, Class A1A 144A 144A
3.250%, (AFC), 9/25/64 144A  1,248,791 1,115
Chase Home Lending Mortgage Trust, Series
2024-RPL4, Class A1A 144A 144A
3.375%, (AFC), 12/25/64 144A  2,998,192 2,683
CIM Trust, Series 2024-R1, Class A1 144A 144A
4.750%, (AFC), 6/25/64 144A  776,366 772
Citicorp Mortgage Securities Trust, Series
2007-8, Class 1A3
6.000%, 9/25/37  889 1
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 22AA
4.457%, (CSTR), 9/25/37  4,575 4
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 2A3A
6.625%, (CSTR), 9/25/37  3,165 3
Citigroup Mortgage Loan Trust, Series 2007-
AR4, Class 2A2A
4.765%, (CSTR), 3/25/37  230,112 212
COLT Mortgage Loan Trust, Series 2024-3,
Class A1 144A 144A
6.393%, (AFC), 6/25/69 144A ∑ 684,237 693
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 5A1
5.750%, 1/25/35  6,103 6
Countrywide Alternative Loan Trust, Series
2005-1CB, Class 2A1
6.000%, 3/25/35  256,108 113
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
4.508%, (US SOFR 1 Month plus 0.775%),
11/20/35  2,884 3
Countrywide Alternative Loan Trust, Series
2005-76, Class 1A1
5.509%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
1/25/36  7,321 7
Countrywide Alternative Loan Trust, Series
2005-79CB, Class A3
5.500%, 1/25/36  95,510 51
Countrywide Alternative Loan Trust, Series
2005-J1, Class 1A8
5.500%, 2/25/35  72,150 66
Countrywide Alternative Loan Trust, Series
2005-J1, Class 3A1
6.500%, 8/25/32  524 1
Countrywide Alternative Loan Trust, Series
2005-J11, Class 1A13
5.500%, 11/25/35  140,870 75
Countrywide Alternative Loan Trust, Series
2006-45T1, Class 1A13
6.000%, 2/25/37  104,004 36
Countrywide Alternative Loan Trust, Series
2006-5T2, Class A1
4.346%, (US SOFR 1 Month plus 0.615%),
4/25/36  315,955 105
Countrywide Alternative Loan Trust, Series
2006-HY10, Class 2A1
5.335%, (CSTR), 5/25/36  3,689 4
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1B
4.228%, (US SOFR 1 Month plus 0.305%),
9/20/46  2,891 3
Countrywide Alternative Loan Trust, Series
2006-OA17, Class 1A1A
4.043%, (US SOFR 1 Month plus 0.310%),
12/20/46  16,528 15
Countrywide Alternative Loan Trust, Series
2006-OA2, Class A1
4.268%, (US SOFR 1 Month plus 0.535%),
5/20/46  221,544 202
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
4.268%, (US SOFR 1 Month plus 0.535%),
7/20/46  4,491 4
Countrywide Alternative Loan Trust, Series
2007-9T1, Class 2A2
6.000%, 5/25/37  215,200 87
Countrywide Alternative Loan Trust, Series
2007-AL1, Class A1
4.346%, (US SOFR 1 Month plus 0.615%),
6/25/37  2,831,085 2,399
Countrywide Alternative Loan Trust, Series
2007-OA3, Class 1A1
4.126%, (US SOFR 1 Month plus 0.395%),
4/25/47  19,748 18
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-22, Class 3A1
3.883%, (CSTR), 10/25/35  5,428 4
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-HYB8,
Class 1A1
5.327%, (CSTR), 12/20/35  135 –π
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36  13,095 3
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36  94,341 42
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A1
4.989%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.960%),
4/25/46  33,967 9
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A2
4.386%, (US SOFR 1 Month plus 0.655%),
4/25/46  900,138 256
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2007-HYB1,
Class 3A1
4.166%, (CSTR), 3/25/37  4,068 3
Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33  170 –π
Credit Suisse Mortgage Trust, Series 2014-6R,
Class 3A2 144A 144A
5.138%, (CSTR), 9/27/35 144A  100,551 89

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2021-
RPL3, Class A1 144A 144A
2.000%, 1/25/60 144A  5,308,794 4,726
Cross Mortgage Trust, Series 2024-H4,
Class A1 144A 144A
6.147%, (AFC), 7/25/69 144A ∑ 655,989 664
Cross Mortgage Trust, Series 2024-H6,
Class A1 144A 144A
5.129%, (AFC), 9/25/69 144A  1,811,769 1,814
Cross Mortgage Trust, Series 2025-H6,
Class A1 144A 144A
5.181%, (AFC), 7/25/70 144A  1,801,797 1,809
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35  221,843 189
EMF-NL BV, Series 2008-APRX, Class A2
2.816%, (EURIBOR 3 Month ACT/360 plus
0.800%), 4/17/41 EUR §,∞ 11,950 14
Federal Home Loan Mortgage Corp., Series
5426, Class CF
5.109%, (US 30 Day Average SOFR plus
0.900%), 12/15/50  1,737,796 1,734
Federal National Mortgage Association, Series
2003-W6, Class F
4.536%, (US 30 Day Average SOFR plus
0.465%), 9/25/42  9,568 10
Federal National Mortgage Association, Series
2024-54, Class FC
4.844%, (US 30 Day Average SOFR plus
0.970%), 8/25/54  1,304,484 1,310
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5
5.750%, 5/25/37  142,024 41
GCAT Trust, Series 2024-NQM2, Class A1 144A 144A
6.085%, (AFC), 6/25/59 144A ∑ 554,788 561
Government National Mortgage Association,
Series 2019-H20, Class FC
4.614%, (US SOFR 1 Month plus 0.615%),
11/20/69  60,707 61
Government National Mortgage Association,
Series 2020-H08, Class FC
4.764%, (US SOFR 1 Month plus 0.765%),
2/20/70  27,369 27
Greystone CRE Notes LLC, Series 2025-FL4,
Class A 144A 144A
5.231%, (US SOFR 1 Month plus 1.481%),
1/15/43 144A  2,300,000 2,304
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 1A1
6.117%, (CSTR), 9/25/35  35 –π
GSR Mortgage Loan Trust, Series 2006-2F,
Class 3A6
6.000%, 2/25/36  68,494 27
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A1
4.521%, (CSTR), 1/25/36  665 1
GSR Mortgage Loan Trust, Series 2007-AR1,
Class 2A1
4.147%, (CSTR), 3/25/47  5,624 3
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
HarborView Mortgage Loan Trust, Series
2005-10, Class 2A1A
4.466%, (US SOFR 1 Month plus 0.735%),
(AFC), 11/19/35  2,730 2
HarborView Mortgage Loan Trust, Series
2005-3, Class 2A1A
4.326%, (US SOFR 1 Month plus 0.595%),
(AFC), 6/19/35  4,895 5
HomeBanc Mortgage Trust, Series 2005-1,
Class A1
4.346%, (US SOFR 1 Month plus 0.615%),
3/25/35  1,975 2
HSI Asset Securitization Corp. Trust, Series
2006-NC1, Class 2A
4.286%, (US SOFR 1 Month plus 0.555%),
11/25/35  694,991 663
IndyMac INDX Mortgage Loan Trust, Series
2004-AR6, Class 5A1
4.855%, (CSTR), 10/25/34  10,078 10
IndyMac INDX Mortgage Loan Trust, Series
2005-AR12, Class 2A1A
4.326%, (US SOFR 1 Month plus 0.595%),
(AFC), 7/25/35  880 1
IndyMac INDX Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
4.446%, (US SOFR 1 Month plus 0.715%),
7/25/35  6,407 5
JP Morgan Mortgage Trust, Series 2005-ALT1,
Class 2A1
5.323%, (CSTR), 10/25/35  4,398 3
JP Morgan Mortgage Trust, Series 2007-A1,
Class 6A1
5.386%, (CSTR), 7/25/35  2,023 2
JP Morgan Mortgage Trust, Series 2007-A4,
Class 3A1
5.021%, (CSTR), 6/25/37  24,042 18
JP Morgan Mortgage Trust, Series 2024-5,
Class A11 144A 144A
5.124%, (US 30 Day Average SOFR plus
1.250%), (AFC), 11/25/54 144A  893,493 892
LoanCore Issuer, Ltd., Series 2022-CRE7,
Class A 144A 144A
5.493%, (US 30 Day Average SOFR plus
1.550%), 1/17/37 144A  1,156,357 1,155
Luminent Mortgage Trust, Series 2006-6,
Class A1
4.246%, (US SOFR 1 Month plus 0.515%),
10/25/46  523,842 485
Merrill Lynch Mortgage Investors Trust, Series
2006-A3, Class 6A1
5.199%, (CSTR), 5/25/36  4,971 5
MF1, Series 2022-FL8, Class A 144A 144A
5.081%, (US SOFR 1 Month plus 1.350%),
2/19/37 144A  649,314 649
Mill City Mortgage Loan Trust, Series 2018-1,
Class A1 144A 144A
3.250%, (AFC), 5/25/62 144A  113,068 112
New Residential Mortgage Loan Trust, Series
2021-NQ1R, Class A3 144A 144A
1.198%, (AFC), 7/25/55 144A  422,319 386

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series
2023-NQM1, Class A1A 144A 144A
6.864%, (AFC), 10/25/63 144A ∑ 2,386,116 2,413
OBX Trust, Series 2023-NQM8, Class A1 144A 144A
7.045%, (AFC), 9/25/63 144A ∑ 1,600,858 1,617
OBX Trust, Series 2023-NQM9, Class A1 144A 144A
7.159%, (AFC), 10/25/63 144A ∑ 2,799,001 2,833
OBX Trust, Series 2024-HYB2, Class A1 144A 144A
3.695%, (CSTR), 4/25/53 144A  2,261,542 2,243
OBX Trust, Series 2024-NQM8, Class A1 144A 144A
6.233%, (AFC), 5/25/64 144A ∑ 617,500 625
Project Cashmere, Class A1 144A 144A
4.543%, 12/30/57 144A AUD ∞,Æ 25,200,000 16,817
PRPM Trust, Series 2023-NQM2, Class A1 144A 144A
6.250%, (AFC), 8/25/68 144A ∑ 1,902,352 1,911
PRPM Trust, Series 2024-6, Class A1 144A 144A
5.699%, (AFC), 11/25/29 144A ∑ 868,665 869
PRPM Trust, Series 2024-NQM1, Class A1 144A 144A
6.265%, (AFC), 12/25/68 144A ∑ 640,992 648
PRPM Trust, Series 2024-NQM2, Class A1 144A 144A
6.327%, (AFC), 6/25/69 144A ∑ 717,286 726
PRPM Trust, Series 2024-NQM3, Class A1 144A 144A
5.228%, (AFC), 8/25/69 144A ∑ 2,169,444 2,170
Residential Accredit Loans, Inc., Series 2006-
QA7, Class 1A1
4.226%, (US SOFR 1 Month plus 0.495%),
8/25/36  2,996 3
Residential Accredit Loans, Inc., Series 2006-
QA8, Class A1
4.226%, (US SOFR 1 Month plus 0.495%),
9/25/36  8,751 8
Residential Asset Securitization Trust, Series
2007-A2, Class 2A2
6.500%, 4/25/37  3,311,462 874
Securitized Asset Backed Receivables LLC
Trust, Series 2005-FR4, Class M2
4.806%, (US SOFR 1 Month plus 1.075%),
1/25/36  21,486 20
Sequoia Mortgage Trust, Series 2024-HYB1,
Class A1A 144A 144A
4.507%, 11/25/63 144A  1,230,943 1,234
Specialty Underwriting & Residential Finance
Trust, Series 2005-BC2, Class M3
4.821%, (US SOFR 1 Month plus 1.090%),
12/25/35  28,781 29
Starwood Commercial Mortgage Trust, Series
2025-FL4, Class A 144A 144A
5.181%, (US SOFR 1 Month plus 1.450%),
11/19/42 144A  3,000,000 3,004
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-19XS, Class 1A1
4.166%, (US SOFR 1 Month plus 0.435%),
10/25/35  22,503 22
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
6.226%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
2/25/36  169,414 146
Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II
Trust, Series 2006-AR6, Class 1A1
4.206%, (US SOFR 1 Month plus 0.475%),
(AFC), 7/25/46  105,224 92
Suntrust Alternative Loan Trust, Series 2005-
1F, Class 1A1
4.496%, (US SOFR 1 Month plus 0.765%),
12/25/35  3,455 3
Towd Point Mortgage Trust, Series 2015-4,
Class B2 144A 144A
4.081%, (CSTR, AFC), 4/25/55 144A  2,500,000 2,453
Towd Point Mortgage Trust, Series 2017-2,
Class M1 144A 144A
3.750%, (AFC), 4/25/57 144A  2,274,204 2,251
Towd Point Mortgage Trust, Series 2024-4,
Class A1A 144A 144A
4.578%, (AFC), 10/27/64 144A  1,837,421 1,843
Uniform Mortgage Backed Security TBA
4.000%, 2/12/56  6,000,000 5,687
4.500%, 1/15/55  12,400,000 12,104
4.500%, 2/15/56  14,600,000 14,240
5.000%, 1/15/55  21,100,000 21,041
5.000%, 2/12/56  21,900,000 21,819
6.000%, 3/15/55  47,500,000 48,742
6.500%, 2/15/56  77,700,000 80,764
Verus Securitization Trust, Series 2023-4,
Class A1 144A 144A
5.811%, (AFC), 5/25/68 144A ∑ 527,724 528
Verus Securitization Trust, Series 2023-7,
Class A1 144A 144A
7.070%, (AFC), 10/25/68 144A ∑ 1,654,262 1,675
Verus Securitization Trust, Series 2024-INV1,
Class A1 144A 144A
6.116%, (AFC), 3/25/69 144A ∑ 2,395,153 2,420
Verus Securitization Trust, Series 2024-R1,
Class A1 144A 144A
5.218%, 9/25/69 144A  800,933 802
Verus Securitization Trust, Series 2025-12,
Class A1FC 144A 144A
4.858%, (AFC), 12/25/70 144A ∑ 1,300,000 1,301
Verus Securitization Trust, Series 2025-R2,
Class A1 144A 144A
5.086%, 7/25/67 144A  2,000,000 2,005
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR19, Class A6
5.494%, (CSTR, AFC), 2/25/33  359 –π
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR12, Class 3A3
3.865%, (CSTR), 10/25/36  9,486 8
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR2, Class 1A1
4.569%, (CSTR), 3/25/36  83,121 75
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR8, Class 2A1
4.550%, (CSTR), 8/25/36  4,850 5
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A1
4.104%, (CSTR), 2/25/37  1,847 2

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (38.0%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA3, Class 4A2
4.729%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.700%),
4/25/47  188,770 158
Wells Fargo Alternative Loan Trust, Series
2007-PA4, Class 2A1
6.442%, (CSTR), 7/25/37  18,256 17
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A2
5.439%, 11/15/57  3,300,000 3,415
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A3
5.920%, (AFC), 11/15/57  2,600,000 2,737
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR5, Class 2A1
6.673%, (CSTR), 4/25/36  12,587 12
Wells Fargo Mortgage Backed Securities
Trust, Series 2007-AR8, Class A1
5.851%, (CSTR), 11/25/37  10,085 9
Total 329,917
Total Structured Products (Cost: $524,401) 523,552
144A 144A 144A
Bank Loan Obligations ( 4.9% )
Bank Loan Obligations (4.9%)
Albion Financing 3 SARL, 5.010%, (EURIBOR
3 Month ACT/360 plus 3.000%), 5/21/31
EUR∞ 1,400,000 1,663
Amentum Holdings, Inc., 5.716%, (US SOFR
1 Month plus 2.000%), 9/29/31 1,036,750 1,038
AmSurg Corp. First Out, 11.862%, (US SOFR
3 Month plus 7.875%), 7/20/26Æ,Þ 286,194 286
AmSurg Corp. Last Out, 11.862%, (US SOFR
3 Month plus 7.875%), 11/3/28Þ 1,077,766 1,110
Avolon TLB Borrower 1 US LLC, 5.484%, (US
SOFR 1 Month plus 1.750%), 6/24/30 1,149,561 1,156
Bank of Industry, Ltd., 3.754%, (EURIBOR
3 Month ACT/360 plus 1.700%), 8/23/27
EUR∞ 3,000,000 3,506
Charter Communications Operating LLC,
6.235%, (US SOFR 3 Month plus 2.250%),
12/15/31 562,520 563
Cotiviti, Inc., 6.623%, (US SOFR 1 Month plus
2.750%), 5/1/31 2,849,431 2,733
Directv Financing LLC, 9.352%, (US SOFR 1
Month plus 5.250%), 8/2/29 902,000 904
Finastra USA, Inc., 7.723%, (US SOFR 3
Month plus 4.000%), 9/15/32 2,000,000 1,955
First Student Bidco, Inc., 6.172%, (US SOFR
3 Month plus 2.500%), 8/15/30 994,924 998
Fortress Intermediate 3, Inc., 6.784%, (US
SOFR 1 Month plus 3.000%), 6/27/31 1,386,026 1,385
GFL Environmental Services, Inc., 6.273%,
(US SOFR 3 Month plus 2.500%), 3/3/32 723,188 725
Global Medical Response, Inc., 7.384%, (US
SOFR 3 Month plus 3.500%), 10/1/32 400,000 402
Goat Holdco LLC, 6.466%, (US SOFR 1
Month plus 2.750%), 1/27/32 1,179,509 1,181
Bank Loan Obligations (4.9%) Shares/ Par
+
Value
$ (000’s)
Bank Loan Obligations continued
INEOS US Finance LLC, 6.966%, (US SOFR
1 Month plus 3.250%), 2/18/30 796,978 642
INEOS US Finance LLC, 6.716%, (US SOFR
1 Month plus 3.000%), 2/7/31 102,451 82
ION Platform Finance US, Inc., 7.422%, (US
SOFR 3 Month plus 3.750%), 10/7/32 1,400,000 1,311
Kaseya, Inc., 6.716%, (US SOFR 1 Month
plus 3.000%), 3/20/32 995,000 995
LifePoint Health, Inc., 7.335%, (US SOFR 3
Month plus 3.500%), 5/19/31 284,310 284
LifePoint Health, Inc., 7.655%, (US SOFR 3
Month plus 3.750%), 5/19/31 192,015 193
Modena Buyer LLC, 8.090%, (US SOFR 3
Month plus 4.500%), 7/1/31 636,624 633
Newfold Digital Holdings Group, Inc., 9.488%,
(US SOFR 3 Month plus 5.750%), 4/30/29 126,428 118
Newfold Digital Holdings Group, Inc. - Term A,
7.384%, (US SOFR 1 Month plus 3.500%),
4/30/29 2,117,204 1,763
Newfold Digital Holdings Group, Inc. - Term B,
7.384%, (US SOFR 1 Month plus 3.500%),
4/30/29 373,664 235
OCS Group Holdings, Ltd., 9.719%, (SONIO
plus 5.750%), 11/28/31 GBP∞ 2,500,000 3,366
Paradigm Parent LLC, 8.172%, (US SOFR 3
Month plus 4.500%), 4/16/32 1,596,000 1,400
Polaris Newco LLC, 7.852%, (US SOFR 3
Month plus 4.000%), 6/2/28 961,962 926
Qnity Electronics, Inc., 5.804%, (US SOFR 6
Month plus 2.000%), 11/1/32 700,000 703
QualityTech LP, 7.284%, (US SOFR plus
3.500%), 10/30/31 1,389,500 1,390
QuidelOrtho Corp., 7.716%, (US SOFR 1
Month plus 4.000%), 8/20/32 1,396,500 1,395
Quikrete Holdings, Inc., 5.966%, (US SOFR 1
Month plus 2.250%), 2/10/32 1,290,250 1,294
Republic of Panama, 3.837%, (EURIBOR
6 Month ACT/360 plus 1.750%), 3/5/27
EUR∞,Æ 1,900,000 2,237
Republic of Turkey, 8.315%, (EURIBOR
6 Month ACT/360 plus 6.210%), 4/27/31
EUR∞,Æ 1,700,000 2,230
Restaurant Brands International, 5.466%, (US
SOFR 1 Month plus 1.750%), 9/20/30 2,262,947 2,264
Rockpoint Gas Storage Partners LP, 6.128%,
(US SOFR 3 Month plus 2.500%), 9/18/31 1,285,263 1,290
Setanta Aircraft Leasing DAC, 5.422%, (US
SOFR 3 Month plus 1.750%), 11/5/28 1,400,000 1,406
SOCAR Turkey Enerji AS, 5.535%,
(EURIBOR 6 Month ACT/360 plus 3.450%),
8/11/26 EUR∞ 5,800,000 6,816
Standard Industries, Inc., 5.484%, (US SOFR
1 Month plus 1.750%), 9/22/28 380,475 382
Station Casinos LLC, 5.716%, (US SOFR 1
Month plus 2.000%), 3/14/31 1,179,000 1,182
Stepstone Group MidCo 2 GmbH, 6.599%,
(EURIBOR 6 Month ACT/360 plus 4.500%),
4/26/32 EUR∞ 1,650,000 1,817
Stonepeak Nile Parent LLC, 6.162%, (US
SOFR 3 Month plus 2.250%), 4/9/32 1,200,000 1,199

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Bank Loan Obligations (4.9%) Shares/ Par
+
Value
$ (000’s)
Bank Loan Obligations continued
US Renal Care, Inc., 8.831%, (US SOFR 1
Month plus 5.000%), 6/28/28 987,342 927
US Renal Care, Inc., 9.835%, (US SOFR 1
Month plus 6.000%), 9/25/30Æ 5,400,000 5,292
VEON Amsterdam, 8.207%, (US SOFR 3
Month plus 4.250%), 3/25/27Æ 950,000 950
Wand NewCo 3, Inc., 6.216%, (US SOFR 1
Month plus 2.500%), 1/30/31 320,837 321
X Corp., 9.500%, 10/26/29 1,100,000 1,095
X Corp., 10.448%, (US SOFR 3 Month plus
6.500%), 10/26/29 2,078,571 2,040
Total Bank Loan Obligations (Cost: $67,003) 67,783
Warrants ( 0.0% )
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *,Æ 7,627 1
Spirit Airlines, Inc.  144A*,Æ 5,499 –π
Total 1
Total Warrants (Cost: $162) 1
Short-Term Investments ( 5.7% )
Financial (0.0%)
Samhallsbyggnadsbolaget I Norden Holding
AB
2.375%, 8/4/26 EUR §,∞ 600,000 696
Total 696
Governments (0.5%)
South Africa Treasury Bill
0.000%, 5/6/26 ZAR ∞ 14,900,000 879
0.000%, 5/20/26 ZAR ∞ 13,500,000 795
Short-Term Investments (5.7%) Shares/ Par
+
Value
$ (000’s)
Governments continued
0.000%, 8/5/26 ZAR ∞ 21,500,000 1,247
0.000%, 8/19/26 ZAR ∞ 15,500,000 897
US Treasury
0.000%, 1/2/26 408,000 408
0.000%, 1/27/26β 4,000 4
0.000%, 3/31/26β 512,000 508
0.000%, 4/7/26β 1,184,000 1,173
0.000%, 4/14/26β 235,000 233
0.000%, 4/21/26β 603,000 596
Total 6,740
Repurchase Agreements (5.2%)
Citigroup Global Markets, Inc., 3.930%,
1/2/26 (Purchased on 12/31/25, to be
repurchased at $5,001,092, collateralized
by a US Treasury Bill, 0.000%, due
12/24/26, par and fair value of $5,276,500
and $5,101,953, respectively) 5,000,000 5,000
Deutsche Bank Securities, Inc., 3.840%,
1/5/26 (Purchased on 12/30/25, to be
repurchased at $66,435,413, collateralized
by a US Treasury Bond, 3.250%, due
5/15/42, par and fair value of $80,484,900
and $67,248,907, respectively) 66,400,000 66,400
Total 71,400
Total Short-Term Investments (Cost: $78,667) 78,836
Total Investments (114.2%) (Cost: $1,587,274)
@
1,574,336
Other Assets, Less Liabilities (-14.2%) (196,052)
Net Assets (100.0%) 1,378,284
Reverse Repurchase Agreements
Reference Entity Counterparty
Interest
Rate
Borrowing
Date
Maturity
Date Currency
Amount
Borrowed
(000's)
Payable for
Reverse
Repurchase
Agreements
(000s)
Cogent Communications Group
LLC / Cogent Finance, Inc.
Barclays Bank PLC 3.000% 12/11/25 1/30/2026 USD (979) $ (979)
Crescent Energy Finance LLC Morgan Stanley & Co. LLC 3.550% 12/10/25 1/30/2026 USD (338) (338)
Panama Government
International Bond
Morgan Stanley & Co.
International PLC
3.150% 12/11/25 Open USD (1,364) (1,364)
Panama Government
International Bond
Morgan Stanley & Co.
International PLC
3.500% 12/11/25 Open USD (546) (546)
Petroleos Mexicanos Morgan Stanley & Co.
International PLC
3.600% 12/11/25 Open USD (389) (389)
Serbia International Bond Barclays Bank PLC 3.450% 12/11/25 Open USD (870) (870)
Tesco Property Finance 6 PLC JP Morgan Securities PLC 3.400% 12/18/25 Open GBP (661) (890)
$ (5,376)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Euro- Bobl Future Long EUR 36,500 365 3/26 $ 49,827 $ (356) $ –π
Euro-Bund Future Long EUR 4,000 40 3/26 5,997 (80) –π
Euro- Buxl Future Long EUR 2,400 24 3/26 3,106 (66) –π
Euro-Oat Future Short EUR 6,100 61 3/26 8,645 52 –π
Euro-Schatz Future Long EUR 40,700 407 3/26 51,078 (71) –π
Five-Year US Treasury Note Future Long USD 33,900 339 3/26 37,054 (114) (34)
Long Gilt Future Long GBP 18,200 182 3/26 22,416 160 39
Ten-Year Canada Government Bond Future Long CAD 4,300 43 3/26 3,788 (38) –π
Ten-Year US Treasury Note Future Long USD 30,500 305 3/26 34,293 (70) (62)
Two-Year US Treasury Note Future Long USD 59,000 295 3/26 61,593 55 (21)
Ultra Long-Term US Treasury Bond Future Long USD 15,000 150 3/26 17,700 (110) (56)
Ultra Ten-Year US Treasury Note Future Long USD 67,500 675 3/26 77,636 (194) (127)
US Treasury Long Bond Future Short USD 600 6 3/26 694 4 1
$ (828) $ (260)
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
3.000% 3/27 4,800 USD $ 38 $ (15) $ 23 $ 1
1-Day USD-SOFR
Compounded-OIS
3.250% 6/30 34,300 USD 279 (27) 252 53
1-Day USD-SOFR
Compounded-OIS
3.750% 12/30 23,600 USD (547) 233 (314) 41
1-Day USD-SOFR
Compounded-OIS
3.908% 3/35 500 USD – (6) (6) 1
1-Day USD-SOFR
Compounded-OIS
3.874% 3/35 800 USD – (8) (8) 2
1-Day USD-SOFR
Compounded-OIS
3.899% 3/35 800 USD – (10) (10) 2
1-Day USD-SOFR
Compounded-OIS
3.905% 3/35 800 USD – (10) (10) 2
1-Day USD-SOFR
Compounded-OIS
3.250% 3/35 35,600 USD 2,201 (821) 1,380 80
1-Day USD-SOFR
Compounded-OIS
3.930% 3/35 1,600 USD – (23) (23) 4
1-Day USD-SOFR
Compounded-OIS
3.250% 6/35 14,400 USD 619 (29) 590 33
1-Day USD-SOFR
Compounded-OIS
3.640% 8/35 6,000 USD 12 49 61 14
1-Day USD-SOFR
Compounded-OIS
3.700% 8/35 6,100 USD (5) 39 34 14
1-Day USD-SOFR
Compounded-OIS
3.715% 8/35 10,272 USD 26 18 44 24
1-Day USD-SOFR
Compounded-OIS
3.736% 8/35 35,200 USD – 95 95 83
1-Day USD-SOFR
Compounded-OIS
3.750% 12/35 9,000 USD (25) 56 31 22
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 3,100 USD 22 329 351 11
1-Day USD-SOFR
Compounded-OIS
3.250% 6/55 7,600 USD 1,002 196 1,198 26
6-Month CZK-PRIBOR 3.575% 7/30 70,795 CZK 50 (19) 31 (4)
6-Month EURIBOR 2.510% 4/35 1,000 EUR – 36 36 (1)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate (continued)
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market Value
(000’s)
Variation
Margin(000’s)
6-Month EURIBOR 3.000% 3/56 7,700 EUR 300 159 459 (6)
$ 3,972 $ 242 $ 4,214 $ 402
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Year BRL-CDI 13.926% 1/27 6,400 BRL $ – $ (4) $ (4) $ –π
1-Year BRL-CDI 13.927% 1/27 50,900 BRL – (34) (34) (1)
1-Year BRL-CDI 12.905% 1/29 3,400 BRL – (3) (3) –π
1-Year BRL-CDI 13.320% 1/29 3,600 BRL – (1) (1) –π
1-Year BRL-CDI 13.258% 1/29 28,900 BRL – 14 14 –π
1-Year BRL-CDI 13.320% 1/29 30,800 BRL 2 8 10 –π
1-Year BRL-CDI 13.291% 1/29 33,700 BRL – (17) (17) –π
1-Year BRL-CDI 12.867% 1/31 25,000 BRL – (49) (49) –π
6-Month
AUD-BBR-BBSW
4.750% 12/33 45,700 AUD 256 (421) (165) 28
6-Month
AUD-BBR-BBSW
4.250% 3/36 10,200 AUD 26 (328) (302) 8
6-Month CZK-PRIBOR 3.365% 11/29 78,900 CZK (28) (26) (54) 3
6-Month EURIBOR 2.750% 3/36 13,700 EUR (187) (103) (290) 11
CAONREPO 2.500% 6/29 8,000 CAD (184) 154 (30) (3)
CAONREPO 2.500% 12/30 3,900 CAD (1) (37) (38) (4)
$ (116) $ (847) $ (963) $ 42
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX Emerging
Markets Index,
Series 36
1.000% 12/26 0.399% 16,491 USD $ (203) $ 298 $ 95 $ (9)
Markit CDX Emerging
Markets Index,
Series 37
1.000% 6/27 0.524% 490 USD (12) 15 3 –π
Markit CDX Emerging
Markets Index,
Series 38
1.000% 12/27 0.586% 4,200 USD (133) 166 33 (1)
Markit CDX Emerging
Markets Index,
Series 39
1.000% 6/28 0.695% 600 USD (19) 23 4 –π
Markit CDX Emerging
Markets Index,
Series 40
1.000% 12/28 0.796% 10,200 USD (273) 331 58 (1)
Markit CDX Emerging
Markets Index,
Series 41
1.000% 6/29 0.901% 3,200 USD (82) 92 10 –π
Markit CDX Emerging
Markets Index,
Series 42
1.000% 12/29 0.988% 4,500 USD (100) 102 2 2
Markit CDX Emerging
Markets Index,
Series 43
1.000% 6/30 1.127% 400 USD (12) 10 (2) –π
Markit CDX Emerging
Markets Index,
Series 44
1.000% 12/30 1.242% 13,100 USD (277) 136 (141) 3

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value(000’s)
Variation
Margin(000’s)
Markit CDX North America
High Yield Index,
Series 43
5.000% 12/29 2.809% 13,225 USD $ 742 $ 262 $ 1,004 $ (10)
Markit CDX North America
High Yield Index,
Series 44
5.000% 6/30 2.921% 2,200 USD 157 17 174 (1)
Markit CDX North America
High Yield Index,
Series 45
5.000% 12/30 3.155% 62,100 USD 4,533 199 4,732 (37)
Markit CDX North America
Investment Grade
Index, Series 44
1.000% 6/30 0.456% 17,400 USD 324 66 390 (1)
Markit CDX North America
Investment Grade
Index, Series 45
1.000% 12/30 0.500% 80,100 USD 1,734 80 1,814 (2)
$ 6,379 $ 1,797 $ 8,176 $ (57)
Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
AT&T, Inc. 1.000% 6/26 0.246% 100 USD $ –π $ – $ –π $ –π
Carnival Corp. 1.000% 12/28 0.655% 600 USD (79) 85 6 –π
Ford Motor Co. 5.000% 6/26 0.432% 1,000 USD 5 16 21 –π
Ford Motor Co. 5.000% 6/27 0.807% 300 USD 8 10 18 –π
Ford Motor Co. 5.000% 6/27 0.778% 900 USD 19 36 55 –π
General Electric Co. 1.000% 6/26 0.051% 3,800 USD 4 13 17 –π
General Electric Co. 1.000% 12/26 0.064% 400 USD 1 3 4 –π
Glencore Finance Europe,
Ltd.
5.000% 6/31 0.920% 1,000 EUR 177 66 243 –π
Glencore Finance Europe,
Ltd.
5.000% 12/31 1.026% 500 EUR 96 32 128 –π
Marks & Spencer PLC 1.000% 6/27 0.231% 100 EUR (3) 4 1 –π
Marks & Spencer PLC 1.000% 12/28 0.397% 500 EUR (17) 27 10 –π
Volkswagen International
Finance NV
1.000% 6/29 0.630% 3,100 EUR 26 19 45 –π
$ 237 $ 311 $ 548 $ –π
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 468 $ 40 $ 508 $ (81) $ (300) $ (381) $ –
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA AUD 7,619 5,085 1/14/26 $ — $ (5) $ (5)
Sell       BNP Paribas SA AUD 1,309 873 1/14/26 — (23) (23)
Sell       JP Morgan Chase Bank NA AUD 1,890 1,262 1/14/26 — (23) (23)
Buy       Bank of America NA BRL 7,453 1,360 1/5/26 — (16) (16)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       BNP Paribas SA BRL 44,960 8,205 1/5/26 $ — $ (45) $ (45)
Buy       Goldman Sachs Bank USA BRL 52,611 9,601 1/5/26 40 — 40
Buy       Goldman Sachs Bank USA BRL 6,715 1,216 2/3/26 — (3) (3)
Buy       Goldman Sachs Bank USA BRL 23,593 4,249 3/3/26 — (9) (9)
Buy       Goldman Sachs Bank USA BRL 53,774 9,612 4/2/26 220 — 220
Sell       Bank of America NA BRL 7,453 1,360 1/5/26 — (6) (6)
Sell       BNP Paribas SA BRL 44,960 8,205 1/5/26 — (34) (34)
Sell       Goldman Sachs Bank USA BRL 52,611 9,601 1/5/26 — (210) (210)
Sell       Goldman Sachs Bank USA BRL 129 23 3/3/26 —π — —π
Sell       Goldman Sachs Bank USA CAD 7,625 5,558 1/14/26 — (8) (8)
Sell       HSBC Bank PLC CAD 569 414 1/14/26 — (10) (10)
Sell       Royal Bank of Canada CAD 558 407 1/14/26 — (7) (7)
Sell       Bank of America NA CHF 787 994 1/14/26 — (2) (2)
Sell       BNP Paribas SA CHF 126 159 1/14/26 1 — 1
Sell       Goldman Sachs Bank USA CHF 92 116 1/14/26 — (1) (1)
Buy       Barclays Bank PLC CNH 2,865 411 1/5/26 1 — 1
Buy       BNP Paribas SA CNH 594 85 1/5/26 —π — —π
Buy       JP Morgan Chase Bank NA CNH 559 80 1/5/26 —π — —π
Buy       Westpac Banking Corporation CNH 4,675 670 1/6/26 —π — —π
Buy       Barclays Bank PLC CNH 2,941 422 1/21/26 1 — 1
Buy       BNP Paribas SA CNH 1,596 229 1/21/26 3 — 3
Buy       Goldman Sachs Bank USA CNH 1,102 158 1/21/26 2 — 2
Buy       HSBC Bank PLC CNH 6,973 1,001 1/21/26 5 — 5
Buy       JP Morgan Chase Bank NA CNH 7,617 1,092 1/21/26 10 — 10
Sell       Goldman Sachs Bank USA CNH 42,186 6,053 1/21/26 — (59) (59)
Buy       BNP Paribas SA COP 86,786 23 1/26/26 — —π —π
Sell       Bank of America NA COP 355,586 93 1/20/26 — —π —π
Sell       UBS AG COP 28,290,284 7,423 1/22/26 — (226) (226)
Sell       Bank of America NA COP 1,275,028 334 1/26/26 — —π —π
Sell       Goldman Sachs Bank USA COP 1,270,025 332 1/26/26 1 — 1
Sell       JP Morgan Chase Bank NA COP 4,706,075 1,226 2/4/26 — (27) (27)
Sell       Bank of America NA COP 27 —π 2/5/26 — —π —π
Sell       Goldman Sachs Bank USA COP 893,489 233 2/5/26 —π — —π
Sell       JP Morgan Chase Bank NA COP 16,332,307 4,248 2/9/26 — (48) (48)
Sell       Bank of America NA COP 137,276 36 2/26/26 —π — —π
Sell       Goldman Sachs Bank USA COP 81 —π 3/5/26 — —π —π
Sell       Bank of America NA COP 2,167,528 559 3/26/26 6 — 6
Sell       BNP Paribas SA CZK 3,446 168 3/11/26 — (2) (2)
Buy       HSBC Bank PLC EGP 19,236 403 1/5/26 7 — 7
Buy       JP Morgan Chase Bank NA EGP 9,894 207 1/12/26 4 — 4
Buy       HSBC Bank PLC EGP 18,356 382 1/26/26 7 — 7
Buy       HSBC Bank PLC EGP 33,170 664 5/20/26 14 — 14
Buy       Bank of America NA EUR 1,880 2,210 1/14/26 — (9) (9)
Buy       HSBC Bank PLC EUR 822 966 1/14/26 5 — 5
Buy       UBS AG EUR 790 929 1/14/26 2 — 2
Sell       Goldman Sachs Bank USA EUR 2,353 2,766 1/14/26 — (2) (2)
Sell       HSBC Bank PLC EUR 119,659 140,684 1/14/26 — (1,802) (1,802)
Sell       JP Morgan Chase Bank NA EUR 1,008 1,185 1/14/26 — (11) (11)
Sell       NatWest Markets PLC EUR 1,244 1,463 1/14/26 — (10) (10)
Buy       Barclays Bank PLC GBP 1,006 1,356 1/14/26 28 — 28
Buy       JP Morgan Chase Bank NA GBP 3,911 5,272 1/14/26 41 — 41
Sell       Bank of America NA GBP 17,477 23,558 1/14/26 — (548) (548)
Sell       BNP Paribas SA GBP 352 474 1/14/26 2 — 2
Sell       JP Morgan Chase Bank NA GBP 1,148 1,547 1/14/26 — (23) (23)
Buy       BNP Paribas SA IDR 5,671,390 340 1/22/26 1 — 1
Sell       JP Morgan Chase Bank NA IDR 5,690,506 341 1/22/26 —π — —π
Sell       Barclays Bank PLC ILS 7,197 2,260 1/15/26 — (11) (11)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       BNP Paribas SA ILS 895 281 1/15/26 $ 1 $ — $ 1
Sell       Goldman Sachs Bank USA ILS 65 21 1/15/26 — —π —π
Sell       HSBC Bank PLC ILS 483 152 1/15/26 — (1) (1)
Sell       JP Morgan Chase Bank NA ILS 107 33 1/15/26 — (1) (1)
Sell       Goldman Sachs Bank USA ILS 809 254 1/22/26 — (3) (3)
Sell       Barclays Bank PLC ILS 483 152 2/19/26 — (2) (2)
Sell       Goldman Sachs Bank USA ILS 2,968 932 2/19/26 — (7) (7)
Buy       BNP Paribas SA INR 695,959 7,735 1/15/26 45 — 45
Buy       Goldman Sachs Bank USA INR 14,452 160 1/30/26 —π — —π
Buy       BNP Paribas SA INR 2,703 30 2/2/26 — —π —π
Buy       Goldman Sachs Bank USA INR 36,947 410 2/2/26 —π —π —π
Buy       JP Morgan Chase Bank NA INR 2,704 30 2/2/26 —π — —π
Sell       Bank of America NA INR 2,724 30 1/20/26 — —π —π
Sell       Goldman Sachs Bank USA INR 2,740 30 1/20/26 — —π —π
Buy       BNP Paribas SA JPY 110,393 705 1/14/26 — (4) (4)
Buy       HSBC Bank PLC JPY 1,100,324 7,030 1/14/26 — (37) (37)
Sell       Bank of America NA JPY 68,400 437 1/14/26 3 — 3
Sell       HSBC Bank PLC JPY 917,100 5,859 1/14/26 40 — 40
Sell       JP Morgan Chase Bank NA JPY 268,000 1,712 1/14/26 7 — 7
Buy       Bank of America NA KRW 1,405,825 975 1/8/26 12 — 12
Sell       Barclays Bank PLC KRW 1,405,642 975 1/8/26 — (18) (18)
Buy       BNP Paribas SA KWD 9 29 6/17/26 — —π —π
Buy       BNP Paribas SA KWD 9 30 6/30/26 — —π —π
Buy       BNP Paribas SA KWD 26 85 7/7/26 — —π —π
Buy       BNP Paribas SA KWD 35 115 7/13/26 — —π —π
Sell       BNP Paribas SA KWD 595 1,990 5/9/30 60 — 60
Sell       BNP Paribas SA KWD 65 218 5/13/30 7 — 7
Buy       JP Morgan Chase Bank NA MXN 79,520 4,405 1/30/26 130 — 130
Buy       JP Morgan Chase Bank NA MXN 1 —π 3/18/26 —π — —π
Buy       JP Morgan Chase Bank NA MXN 149,554 8,221 4/17/26 18 — 18
Sell       HSBC Bank PLC MXN 413 23 2/25/26 — (1) (1)
Sell       BNP Paribas SA NOK 3,969 394 1/14/26 — (3) (3)
Sell       Bank of America NA NZD 483 278 1/14/26 2 — 2
Sell       BNP Paribas SA NZD 1,262 727 1/14/26 2 — 2
Sell       HSBC Bank PLC NZD 4,397 2,532 1/14/26 26 — 26
Sell       JP Morgan Chase Bank NA NZD 285 164 1/14/26 — —π —π
Sell       Bank of America NA PEN 22,378 6,640 3/18/26 — (2) (2)
Buy       BNP Paribas SA PLN 1,726 481 1/16/26 1 — 1
Buy       HSBC Bank PLC PLN 13,789 3,841 1/16/26 15 — 15
Buy       UBS AG PLN 1,758 489 1/22/26 — —π —π
Buy       Barclays Bank PLC PLN 923 257 1/23/26 4 — 4
Buy       Goldman Sachs Bank USA PLN 700 195 1/23/26 3 — 3
Buy       JP Morgan Chase Bank NA PLN 510 142 1/23/26 4 — 4
Buy       UBS AG PLN 480 134 1/23/26 3 — 3
Sell       Bank of America NA PLN 336 94 1/16/26 — (2) (2)
Sell       BNP Paribas SA PLN 572 159 1/16/26 — (4) (4)
Sell       JP Morgan Chase Bank NA PLN 343 96 1/16/26 — (2) (2)
Sell       HSBC Bank PLC SGD 10,628 8,274 1/14/26 — (71) (71)
Buy       Barclays Bank PLC THB 32 1 1/21/26 —π — —π
Buy       Barclays Bank PLC TRY 292 7 1/22/26 —π — —π
Buy       Barclays Bank PLC TRY 457 10 1/23/26 —π — —π
Buy       Barclays Bank PLC TRY 65,206 1,494 1/27/26 50 — 50
Buy       Barclays Bank PLC TRY 7,244 164 2/9/26 5 — 5
Buy       Goldman Sachs Bank USA TRY 24,650 555 2/18/26 15 — 15
Buy       Barclays Bank PLC TRY 59,320 1,330 2/25/26 32 — 32
Buy       Barclays Bank PLC TRY 94,079 2,101 3/2/26 40 — 40
Buy       Barclays Bank PLC TRY 7,860 175 3/4/26 3 — 3

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       Barclays Bank PLC TRY 150,196 3,337 3/9/26 $ 42 $ — $ 42
Buy       Barclays Bank PLC TRY 612 14 3/11/26 —π — —π
Buy       Barclays Bank PLC TRY 6,426 142 3/12/26 2 — 2
Sell       Bank of America NA TRY 701 15 3/19/26 — —π —π
Buy       BNP Paribas SA TWD 43,581 1,387 1/20/26 8 — 8
Buy       Goldman Sachs Bank USA TWD 8,804 280 1/20/26 —π — —π
Buy       BNP Paribas SA TWD 12,851 409 1/23/26 — (3) (3)
Buy       BNP Paribas SA TWD 13,205 420 1/30/26 —π — —π
Buy       BNP Paribas SA TWD 18,022 574 2/2/26 — (1) (1)
Buy       BNP Paribas SA TWD 21,044 669 2/5/26 — (1) (1)
Sell       BNP Paribas SA TWD 193,163 6,155 1/15/26 35 — 35
Sell       Bank of America NA TWD 328 10 1/22/26 —π — —π
Sell       BNP Paribas SA TWD 13,336 424 1/22/26 7 — 7
Buy       Barclays Bank PLC ZAR 1,687 102 1/26/26 2 — 2
Buy       BNP Paribas SA ZAR 11,061 666 1/26/26 1 — 1
Buy       Barclays Bank PLC ZAR 4,370 263 2/23/26 4 — 4
Sell       Barclays Bank PLC ZAR 6,223 375 1/26/26 — (16) (16)
Sell       BNP Paribas SA ZAR 7,310 441 1/26/26 — (5) (5)
Sell       Goldman Sachs Bank USA ZAR 5,718 345 1/26/26 — (13) (13)
Sell       JP Morgan Chase Bank NA ZAR 9,788 590 1/26/26 — (20) (20)
Sell       UBS AG ZAR 60,937 3,674 1/26/26 — (119) (119)
Sell       BNP Paribas SA ZAR 15,089 903 5/6/26 — (50) (50)
Sell       Bank of America NA ZAR 13,198 789 5/20/26 — (26) (26)
Sell       Goldman Sachs Bank USA ZAR 21,940 1,304 8/5/26 — (73) (73)
Sell       Bank of America NA ZAR 15,002 891 8/19/26 — (30) (30)
$ 1,030 $ (3,695) $ (2,665)
Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Markit CDX iTraxx Europe
Crossover Index
BNP Paribas SA 5.000% 12/30 0.585% EUR 900 $ 200 $ 11 $ 211
Markit CDX iTraxx Europe
Crossover Index
JP Morgan Chase
Bank NA
5.000% 12/30 0.585% EUR 1,900 420 24 444
Republic of Argentina Morgan Stanley
Capital
Services LLC
5.000% 6/27 5.525% USD 650 (72) 67 (5)
Republic of Indonesia Barclays Bank PLC 1.000% 6/31 0.757% USD 5,700 (131) 199 68
Republic of Poland JP Morgan Chase
Bank NA
1.000% 6/29 0.448% USD 2,000 18 18 36
Republic of Turkey Morgan Stanley
Capital
Services LLC
1.000% 12/28 1.313% USD 3,000 (137) 111 (26)
Softbank Group Corp. Goldman Sachs
International
1.000% 6/26 1.706% USD 3,600 (8) (4) (12)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/26 0.290% USD 300 –π 2 2
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/27 0.362% USD 100 –π 1 1

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000’s)
Upfront
Premium
Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value
(000’s)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/28 0.480% USD 100 $ (1) $ 2 $ 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/28 0.534% USD 300 (2) 6 4
$ 287 $ 437 $ 724
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 1,030 $ 767 $ 1,797 $ (3,695) — $ (43) $ (3,738)
Restricted Securities
Description       Coupon Maturity Date
Acquisition
Date Cost (000's) Value (000's)
Value as a
Percentage of Net
Assets
Altice France Luxco 3 SA 10/1/25 $ 240 $ 240 0.02%
AmSurg Corp. 11/2/23 396 426 0.03%
Corestate Capital Holding SA 8/22/23 –π –π –%
DrillCo Holding Lux SA - Class B 6/8/23 54 61 0.01%
DrillCo Holding Lux SA - Class C 6/8/23 484 545 0.04%
Turkiye Is Bankasi AS, Series 2024-H 6.75% 11/15/34 9/18/24 1,250 1,257 0.09%
VakifBank DPR, Series 2025-E, Class 4A2 6.83% 3/15/35 1/31/25 2,000 2,149 0.16%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
δ Restricted security – see accompanying table for additional details
π Amount is less than one thousand.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025 the value of these securities (in thousands) was $560,602 representing
40.8% of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At December 31, 2025, the aggregate value of these securities was $179,322 (in thousands), representing 13.0% of net assets.
β Part or all of the security has been pledged as collateral.
Þ PIK - Payment In Kind. PIK rate of AmSurg Corp. First Out is 8.875%, AmSurg Corp. Last Out is 8.875%, Corestate Capital Holding SA is 10.000%, Kaisa
Group Holdings, Ltd. due 12/28/27, 12/28/28, 12/28/29, 12/28/30, 12/28/31, and 12/28/32 is 7.721%, 6.250%, 6.500%, 6.750%, 7.000%, and 7.250%,
respectively.
Ψ Contingent convertible security
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,598,863 and the net unrealized depreciation of investments based on that cost was $20,025 which is comprised of $53,619 aggregate gross unrealized appreciation and
$73,644 aggregate gross unrealized depreciation.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations $ — $ 56,788 $ 10,995
Common Stocks
Consumer, Cyclical 3 — —
Real Estate — 43 —π
All Others — — 1,419
Convertible Corporate Bonds — 3 —
Corporate Bonds
Basic Materials — 10,718 520
Financial — 159,218 4,806
All Others — 404,832 —
Governments — 320,198 —
Municipal Bonds — 2,404 —
Structured Products
Asset Backed Securities — 193,635 —
Mortgage Securities — 313,100 16,817
Short-Term Investments — 78,836 —
Other Financial Instruments^
Futures 271 — —
Forward Foreign Currency Contracts — 1,030 —
Interest Rate Swaps — 4,609 —
Credit Default Swaps — 9,634 —
Warrants — — 1
Total Assets:
$ 274 $ 1,555,048 $ 34,558
Liabilities:
Other Financial Instruments^
Futures (1,099) — —
Forward Foreign Currency Contracts — (3,695) —
Interest Rate Swaps — (1,358) —
Credit Default Swaps — (186) —
Reverse Repurchase Agreements — (5,376) —
Total Liabilities:
$ (1,099) $ (10,615) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the period ended December 31, 2025:
Category
Value at
12/31/2024 Purchases Sales
Realized
Gain (Loss)
Change in
Unrealized
Appreciation/
Depreciation
Transfers
into Level
3
Transfers
out of
Level 3
Value at
12/31/2025
Change in
Unrealized
Appreciation/
Depreciation
on investments
held at
12/31/2025
Bank Loan Obligations $ 4,322 $ 8,292 $ 2,172 $ (100) $ 653 $ - $ - $ 10,995 $ 503
Common Stocks 1,421 444 171 (883) 608 - - 1,419 70
Corporate Bonds 2,011 3,170 - - 145 - - 5,326 145
Structured Products - 16,477 - - 340 - - 16,817 340
Warrants
- - - - - 1 - 1 -
$ 7,754 $ 28,383 $ 2,343 $ (983) $ 1,746 $ 1 $ - $ 34,558 $ 1,058
The following is a summary of significant unobservable inputs used in the fair valuations of assets categorized within Level 3 of the fair value hierarchy:
Category Value at 12/31/2025 Valuation Techniques Unobservable Inputs Input values Weighted Average
Bank Loan Obligations $ 286 Comparable Companies EBITDA Multiple 16.360x -
5,417 Discounted Cash Flow Discount Rate 3.939% - 7.436% 4.806%
5,292 Recent Transaction Purchase Price $98.000 -
Common Stocks 426 Comparable Companies EBITDA Multiple 16.360x -
- Expected Recovery Recovery Rate $- -
993
Indicative Market
Quotation Broker Quote $15.012 - $22.563 $19.698
Corporate Bonds 4,581 Discounted Cash Flow Discount Rate 5.359% - 6.309% 5.636%
745 Third Party Vendor Expected Recovery $5.000 -
Structured Products 16,817 Recent Transaction Purchase Price $100.000 -
Warrants 1
Indicative Market
Quotation Broker Quote $0.080 -
$ 34,558

Schedule of Investments
December 31, 2025
Active/Passive Very Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 97.3% ) Shares/ Par
+
Value
$ (000's)
Commodities (2.0%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  50,250 981
Total 981
Domestic Equity (60.3%)
Invesco S&P 500 Equal Weight ETF  13,505 2,587
iShares Core S&P 500 ETF  9,447 6,471
iShares MSCI USA Value Factor ETF  10,880 1,487
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 1,732,595 2,717
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 574,520 2,717
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 2,413,624 2,720
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 369,562 1,129
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 747,522 1,139
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 189,247 485
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 257,129 501
Schwab U.S. REIT ETF  29,290 612
State Street SPDR Dow Jones REIT ETF  6,152 604
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  71,242 4,126
Investment Companies (97.3%) Shares/ Par
+
Value
$ (000’s)
Domestic Equity continued
State Street SPDR Portfolio S&P 600 Small
Cap ETF  57,684 2,703
Total 29,998
Foreign Equity (35.0%)
Dimensional International Value ETF  17,488 873
iShares Core MSCI EAFE ETF  31,365 2,806
iShares Core MSCI Emerging Markets ETF  4,480 301
iShares MSCI International Quality Factor ETF  35,408 1,609
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 3,233,632 4,110
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 2,270,621 4,832
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 1,303,846 2,866
Total 17,397
Total Investment Companies (Cost: $47,140) 48,376
Short-Term Investments ( 1.0% )
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 9,815 497
Total 497
Total Short-Term Investments (Cost: $497) 497
Total Investments (98.3%) (Cost: $47,637)
@
48,873
Other Assets, Less Liabilities (1.7%) 843
Net Assets (100.0%) 49,716
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $47,652 and the net unrealized appreciation of investments based on that cost was $1,221 which is comprised of $1,614 aggregate gross unrealized appreciation and $393 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 48,376 $ — $ —
Short-Term Investments 497 — —
Total Assets:
$ 48,873 $ — $ —

Active/Passive Very Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended December 31,
2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
12/31/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2025
(amount in thousands)
Domestic Equity $ – $ 2,672 $ – $ 2,717 $ 45 $ – $ 31 $ 146 1,733
Emerging Markets – 3,686 – 4,110 424 – 26 – 3,234
Focused Appreciation – 2,826 – 2,717 (109) – – 215 575
International Equity – 4,562 – 4,832 270 – 77 32 2,271
International Growth – 2,869 – 2,866 (3) – 16 65 1,304
Large Cap Blend – 2,776 – 2,720 (56) – 8 193 2,414
Mid Cap Growth Stock – 1,245 – 1,129 (116) – – 120 370
Mid Cap Value – 1,162 – 1,139 (23) – 18 48 748
Small Cap Growth Stock – 464 – 485 21 – – 17 189
Small Cap Value – 500 – 501 1 – 2 31 257
$ – $ 22,762 $ – $ 23,216 $ 454 $ – $ 178 $ 867 13,09 5

Schedule of Investments
December 31, 2025
Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 98.0% ) Shares/ Par
+
Value
$ (000's)
Commodities (2.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  67,671 1,321
Total 1,321
Domestic Equity (49.6%)
Invesco S&P 500 Equal Weight ETF  11,793 2,259
iShares Core S&P 500 ETF  7,847 5,375
iShares MSCI USA Value Factor ETF  12,170 1,664
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 1,528,781 2,397
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 506,709 2,396
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 2,125,420 2,395
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 336,572 1,028
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 679,180 1,035
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 124,375 319
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 169,825 331
Schwab U.S. REIT ETF  44,415 928
State Street SPDR Dow Jones REIT ETF  9,460 929
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  60,472 3,502
State Street SPDR Portfolio S&P 600 Small
Cap ETF  39,531 1,853
Total 26,411
Fixed Income (19.1%)
iShares Core U.S. Aggregate Bond ETF  37,459 3,741
Investment Companies (98.0%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 1,308,836 1,342
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 4,329,614 4,810
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 253,632 267
Total 10,160
Foreign Equity (26.8%)
Dimensional International Value ETF  16,460 821
iShares Core MSCI EAFE ETF  30,739 2,750
iShares Core MSCI Emerging Markets ETF  1,220 82
iShares MSCI International Quality Factor ETF  32,229 1,465
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 1,860,654 2,365
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 2,036,431 4,334
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 1,130,767 2,485
Total 14,302
Total Investment Companies (Cost: $51,305) 52,194
Short-Term Investments ( 1.0% )
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 10,600 536
Total 536
Total Short-Term Investments (Cost: $537) 536
Total Investments (99.0%) (Cost: $51,842)
@
52,730
Other Assets, Less Liabilities (1.0%) 542
Net Assets (100.0%) 53,272
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $51,848 and the net unrealized appreciation of investments based on that cost was $882 which is comprised of $1,314 aggregate gross unrealized appreciation and $432 aggregate gross unrealized depreciation.

Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 52,194 $ — $ —
Short-Term Investments 536 — —
Total Assets:
$ 52,730 $ — $ —

Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended December 31,
2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
12/31/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2025
(amount in thousands)
Domestic Equity $ – $ 2,357 $ – $ 2,397 $ 40 $ – $ 28 $ 131 1,529
Emerging Markets – 2,129 – 2,365 236 – 15 – 1,861
Focused Appreciation – 2,498 – 2,396 (102) – – 194 507
International Equity – 4,087 – 4,334 247 – 71 29 2,036
International Growth – 2,490 – 2,485 (5) – 14 59 1,131
Large Cap Blend – 2,447 – 2,395 (52) – 7 172 2,125
Mid Cap Growth Stock – 1,124 – 1,028 (96) – – 97 337
Mid Cap Value – 1,054 – 1,035 (19) – 15 38 679
Multi-Sector Bond – 1,344 – 1,342 (2) – 44 – 1,309
Select Bond – 4,847 – 4,810 (37) – 132 – 4,330
Short-Term Bond – 269 – 267 (2) – 5 – 254
Small Cap Growth Stock – 307 – 319 12 – – 11 124
Small Cap Value – 330 – 331 1 – 1 19 170
$ – $ 25,283 $ – $ 25,504 $ 221 $ – $ 332 $ 750 16,39 2

Schedule of Investments
December 31, 2025
Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 95.7% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.2%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  25,100 490
Total 490
Domestic Equity (41.8%)
Invesco S&P 500 Equal Weight ETF  53,450 10,239
iShares Core S&P 500 ETF  40,390 27,665
iShares MSCI USA Value Factor ETF  48,980 6,697
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 7,143,070 11,201
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 2,366,659 11,192
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 9,942,330 11,205
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 1,701,074 5,195
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 3,425,313 5,220
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 1,163,273 2,980
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 1,575,496 3,072
Schwab U.S. REIT ETF  213,800 4,466
State Street SPDR Dow Jones REIT ETF  45,430 4,463
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  244,690 14,170
State Street SPDR Portfolio S&P 600 Small
Cap ETF  155,950 7,308
Total 125,073
Fixed Income (33.8%)
iShares Core U.S. Aggregate Bond ETF  231,481 23,120
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 14,674,890 15,042
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 48,594,613 53,989
Investment Companies (95.7%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 2,834,799 2,979
State Street SPDR Portfolio Long Term
Treasury ETF  226,110 5,985
Total 101,115
Foreign Equity (19.9%)
Dimensional International Value ETF  59,870 2,988
iShares Core MSCI EAFE ETF  110,210 9,859
iShares MSCI International Quality Factor ETF  133,830 6,083
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 9,399,245 11,946
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 8,469,348 18,023
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 4,756,281 10,454
Total 59,353
Total Investment Companies (Cost: $262,831) 286,031
Short-Term Investments ( 3.1% )
Governments (2.1%)
US Treasury
0.000%, 1/29/26 2,000,000 1,995
0.000%, 2/26/26 2,000,000 1,989
0.000%, 3/31/26 2,300,000 2,280
Total 6,264
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 59,520 3,011
Total 3,011
Total Short-Term Investments (Cost: $9,284) 9,275
Total Investments (98.8%) (Cost: $272,115)
@
295,306
Other Assets, Less Liabilities (1.2%) 3,675
Net Assets (100.0%) 298,981
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
4/26 6,897 $ — $ —
$ — $ —

Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $273,285 and the net unrealized appreciation of investments based on that cost was $22,021 which is comprised of $30,911 aggregate gross unrealized appreciation and
$8,890 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 286,031 $ — $ —
Short-Term Investments
Governments — 6,264 —
Investment Companies 3,011 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 289,042 $ 6,264 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended December 31,
2025 are as follows:
Portfolio
Value at
12/31/2024 Purchases Sales
Value at
12/31/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2025
(amount in thousands)
Domestic Equity $ 12,770 $ 1,252 $ 3,169 $ 11,201 $ 755 $ (407) $ 219 $ 1,034 7,143
Emerging Markets 10,411 788 2,457 11,946 2,764 440 132 – 9,399
Focused Appreciation 12,648 2,453 4,097 11,192 (1,251) 1,439 – 1,593 2,367
International Equity 14,510 608 1,878 18,023 4,639 144 430 178 8,469
International Growth 14,854 769 6,800 10,454 42 1,589 85 356 4,756
Large Cap Blend 12,849 1,474 3,267 11,205 245 (96) 59 1,415 9,942
Mid Cap Growth Stock 6,262 1,678 2,234 5,195 (294) (217) – 1,168 1,701
Mid Cap Value 6,274 593 1,631 5,220 162 (178) 163 430 3,425
Multi-Sector Bond 13,659 1,378 560 15,042 649 (84) 782 – 14,675
Select Bond 46,842 8,298 2,487 53,989 1,595 (259) 2,293 – 48,595
Short-Term Bond 2,871 234 170 2,979 37 7 116 – 2,835
Small Cap Growth Stock 3,488 177 739 2,980 26 28 – 177 1,163
Small Cap Value 3,462 351 619 3,072 (188) 66 26 325 1,575
$ 160,900 $ 20,053 $ 30,108 $ 162,498 $ 9,181 $ 2,472 $ 4,305 $ 6,676 116,046

Schedule of Investments
December 31, 2025
Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.2% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.2%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  172,090 3,361
Total 3,361
Domestic Equity (28.9%)
Invesco S&P 500 Equal Weight ETF  179,170 34,322
iShares Core S&P 500 ETF  151,810 103,981
iShares MSCI USA Value Factor ETF  215,670 29,488
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 28,147,429 44,135
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 9,357,933 44,254
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 41,014,085 46,223
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 8,077,053 24,667
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 16,258,407 24,778
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 7,721,947 19,784
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 10,490,390 20,456
Schwab U.S. REIT ETF  1,408,040 29,414
State Street SPDR Dow Jones REIT ETF  301,750 29,641
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  1,199,360 69,455
State Street SPDR Portfolio S&P 600 Small
Cap ETF  1,034,260 48,465
Total 569,063
Fixed Income (53.1%)
iShares Core U.S. Aggregate Bond ETF  2,751,003 274,770
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 144,729,363 148,348
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 444,385,435 493,712
Investment Companies (96.2%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 28,024,560 29,454
State Street SPDR Portfolio Long Term
Treasury ETF  3,715,420 98,347
Total 1,044,631
Foreign Equity (14.0%)
Dimensional International Value ETF  296,590 14,800
iShares Core MSCI EAFE ETF  462,400 41,366
iShares MSCI International Quality Factor ETF  541,820 24,626
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 55,729,669 70,832
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 36,325,517 77,301
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 21,706,145 47,710
Total 276,635
Total Investment Companies (Cost: $1,825,506) 1,893,690
Short-Term Investments ( 2.7% )
Governments (1.7%)
US Treasury
0.000%, 1/29/26 11,300,000 11,270
0.000%, 2/26/26 11,300,000 11,238
0.000%, 3/31/26 11,900,000 11,798
Total 34,306
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 394,940 19,980
Total 19,980
Total Short-Term Investments (Cost: $54,344) 54,286
Total Investments (98.9%) (Cost: $ 1,879,850)
@
1,947,976
Other Assets, Less Liabilities (1.1%) 20,685
Net Assets (100.0%) 1,968,661
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
4/26 35,492 $ — $ —
$ — $ —

Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,889,361 and the net unrealized appreciation of investments based on that cost was $58,615 which is comprised of $140,730 aggregate gross unrealized appreciation and
$82,115 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 1,893,690 $ — $ —
Short-Term Investments
Governments — 34,306 —
Investment Companies 19,980 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 1,913,670 $ 34,306 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended December 31,
2025 are as follows:
Portfolio
Value at
12/31/2024 Purchases Sales
Value at
12/31/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2025
( amount in thousands)
Domestic Equity $ 54,270 $ 5,370 $ 16,899 $ 44,135 $ 3,699 $ (2,305) $ 939 $ 4,431 28,147
Emerging Markets 65,975 4,743 19,700 70,832 16,090 3,724 811 – 55,730
Focused Appreciation 53,753 10,686 21,044 44,254 (6,421) 7,280 – 6,746 9,358
International Equity 70,965 2,772 18,895 77,301 19,694 2,765 1,960 812 36,326
International Growth 72,497 2,087 34,834 47,710 (691) 8,651 403 1,684 21,706
Large Cap Blend 55,144 6,306 15,872 46,223 766 (121) 254 6,052 41,014
Mid Cap Growth Stock 32,590 8,745 13,828 24,667 (213) (2,627) – 6,305 8,077
Mid Cap Value 32,647 3,085 10,876 24,778 548 (626) 848 2,237 16,258
Multi-Sector Bond 143,799 8,619 9,981 148,348 7,310 (1,399) 8,039 – 144,729
Select Bond 523,773 22,183 66,885 493,712 25,254 (10,613) 22,182 – 444,385
Short-Term Bond 30,286 1,197 2,480 29,454 358 93 1,197 – 28,025
Small Cap Growth Stock 22,717 1,202 4,550 19,784 (121) 536 – 1,202 7,722
Small Cap Value 24,885 2,213 5,838 20,456 94 (898) 162 2,051 10,490
$ 1,183,301 $ 79,208 $ 241,682 $ 1,091,654 $ 66,367 $ 4,460 $ 36,795 $ 31,520 851,96 7

Schedule of Investments
December 31, 2025
Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 98.8% ) Shares/ Par
+
Value
$ (000's)
Commodities (1.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  22,604 441
Total 441
Domestic Equity (16.0%)
Invesco S&P 500 Equal Weight ETF  1,512 290
iShares Core S&P 500 ETF  1,299 890
iShares MSCI USA Value Factor ETF  2,160 295
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 231,598 363
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 78,844 373
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 328,767 371
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 72,995 223
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 146,387 223
Schwab U.S. REIT ETF  17,540 366
State Street SPDR Dow Jones REIT ETF  3,763 370
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  11,626 673
State Street SPDR Portfolio S&P 600 Small
Cap ETF  6,455 302
Total 4,739
Fixed Income (72.9%)
iShares Core U.S. Aggregate Bond ETF  87,287 8,718
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 3,060,179 3,137
Investment Companies (98.8%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 6,709,732 7,455
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 710,655 747
State Street SPDR Portfolio Long Term
Treasury ETF  56,150 1,486
Total 21,543
Foreign Equity (8.4%)
Dimensional International Value ETF  2,957 147
iShares Core MSCI EAFE ETF  4,291 384
iShares MSCI International Quality Factor ETF  4,953 225
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 466,339 593
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 337,399 718
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 181,984 400
Total 2,467
Total Investment Companies (Cost: $29,013) 29,190
Short-Term Investments ( 1.0% )
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 5,860 297
Total 297
Total Short-Term Investments (Cost: $297) 297
Total Investments (99.8%) (Cost: $29,310)
@
29,487
Other Assets, Less Liabilities (0.2%) 57
Net Assets (100.0%) 29,544
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At December 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $29,319 and the net unrealized appreciation of investments based on that cost was $168 which is comprised of $376 aggregate gross unrealized appreciation and $208 aggregate gross unrealized depreciation.
The following is a summary of the inputs used in valuing the Portfolio's Investments at December 31, 2025.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 29,190 $ — $ —
Short-Term Investments 297 — —
Total Assets:
$ 29,487 $ — $ —

Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended December 31,
2025 are as follows:
Portfolio
Value at
Beginning
of Period Purchases Sales
Value at
12/31/2025
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
12/31/2025
(amount in thousands)
Domestic Equity $ – $ 464 $ 101 $ 363 $ 5 $ (5) $ 8 $ 38 232
Emerging Markets – 555 52 593 84 6 6 – 466
Focused Appreciation – 506 107 373 (19) (7) – 56 79
International Equity – 664 – 718 54 – 15 6 337
International Growth – 401 – 400 (1) – 3 13 182
Large Cap Blend – 495 109 371 (10) (5) 2 51 329
Mid Cap Growth Stock – 252 – 223 (29) – – 31 73
Mid Cap Value – 229 – 223 (6) – 5 13 146
Multi-Sector Bond – 3,147 – 3,137 (10) – 149 – 3,060
Select Bond – 7,538 – 7,455 (83) – 288 – 6,710
Short-Term Bond – 758 – 747 (11) – 27 – 711
$ – $ 15,009 $ 369 $ 14,603 $ (26) $ (11) $ 503 $ 208 12,325

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,496,310 $ 1,531,953 $ 821,484 $ 168,809 $ 7,427,875
Cash ........................................................................ 4,877 10,507 3,221 585 37,748
Collateral with Counterparty .......................................... — — — — 2,713
Receivable for Portfolio Shares Sold ............................... 115 1,437 31 1,184 1,412
Receivable for Investment Securities Sold ........................ — 10,090 — 1,572 —
Prepaid Expenses and Other Assets ............................... 9 10 5 1 58
Dividends and Interest Receivable ..................................
168 806 530 115 3,788
Total Assets .......................................................
1,501,479 1,554,803 825,271 172,266 7,473,594
Liabilities
Payable for Portfolio Shares Redeemed .......................... 300 4,998 74 2,403 1,157
Payable for Investment Securities Purchased ................... — — 116 281 —
Variation Margin Payable .............................................. — — — — 311
Investment Advisory Fees Payable ................................. 549 835 304 99 1,255
Compliance Fees Payable ............................................ 3 3 3 2 7
Directors Fees Payable ................................................ 1 1 — — —
Accrued Expenses ......................................................
26 35 8 11 86
Total Liabilities ................................................... 879 5,872 505 2,796 2,816
Net Assets ......................................................... $ 1,500,600 $ 1,548,931 $ 824,766 $ 169,470 $ 7,470,778
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 508,392 $ 565,332 $ 541,361 $ 116,980 $ 1,690,241
Total Distributable Earnings (Loss) ..................................
992,208 983,599 283,405 52,490 5,780,537
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,500,600 $ 1,548,931 $ 824,766 $ 169,470 $ 7,470,778
Net Asset Value, Offering and Redemption Price per Share . $ 4 .94 $ 4 .73 $ 1 .90 $ 1 .13 $ 10 .75
(1) Unaffiliated Investments, at Cost ................................... $ 625,221 $ 639,794 $ 625,489 $ 134,956 $ 1,933,741
(10) Shares Outstanding .................................................. 304,018 327,533 433,281 150,414 695,009
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Large
Company
Value Portfolio
Domestic
Equity Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 168,375 $ 1,150,544 $ 764,949 $ 1,024,049 $ 1,480,715
Cash ........................................................................ 2,820 27,002 6,728 8,654 11,075
Foreign Currency, at Value (4) ....................................... — — 146 — —
Receivable for Portfolio Shares Sold ............................... 41 1,006 32 98 178
Receivable for Investment Securities Sold ........................ 812 — — — 89
Receivable for Foreign Currency .................................... 5 34 — — —
Prepaid Expenses and Other Assets ............................... 1 8 6 7 26
Dividends and Interest Receivable ..................................
306 927 1,560 186 1,328
Total Assets .......................................................
172,360 1,179,521 773,421 1,032,994 1,493,411
Liabilities
Payable for Portfolio Shares Redeemed .......................... 26 5,539 180 233 411
Payable for Investment Securities Purchased ................... 634 — 1,154 363 3,200
Variation Margin Payable .............................................. — — — — 55
Payable for Foreign Currency ........................................ 34 82 — — —
Collateral from Counterparty .......................................... 18 — — — 84
Investment Advisory Fees Payable ................................. 101 505 381 496 295
Compliance Fees Payable ............................................ 2 3 3 3 3
Directors Fees Payable ................................................ — — 1 1 1
Accrued Expenses ......................................................
24 70 27 26 77
Total Liabilities ................................................... 839 6,199 1,746 1,122 4,126
Net Assets ......................................................... $ 171,521 $ 1,173,322 $ 771,675 $ 1,031,872 $ 1,489,285
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 143,674 $ 923,394 $ 518,931 $ 911,542 $ 983,739
Total Distributable Earnings (Loss) ..................................
27,847 249,928 252,744 120,330 505,546
Net Assets for Shares Outstanding (10) (11) ..................... $ 171,521 $ 1,173,322 $ 771,675 $ 1,031,872 $ 1,489,285
Net Asset Value, Offering and Redemption Price per Share . $ 0 .89 $ 1 .57 $ 1 .78 $ 3 .05 $ 2 .33
(1) Unaffiliated Investments, at Cost ................................... $ 151,327 $ 1,009,750 $ 591,906 $ 914,542 $ 1,060,932
(4) Foreign Currency, at Cost ............................................ — — 146 — —
(10) Shares Outstanding .................................................. 193,135 748,145 434,328 337,854 638,207
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 640,886 $ 756,523 $ 510,480 $ 567,975 $ 1,105,347
Cash ........................................................................ 15,602 2,753 3,672 7,894 36,661
Foreign Currency, at Value (4) ....................................... — — — — 2
Receivable for Portfolio Shares Sold ............................... 112 85 112 19 110
Receivable for Investment Securities Sold ........................ 634 — — — 13
Receivable for Foreign Currency .................................... 52 — — — —
Prepaid Expenses and Other Assets ............................... 5 5 8 4 7
Dividends and Interest Receivable ..................................
1,500 203 612 699 1,267
Total Assets .......................................................
658,791 759,569 514,884 576,591 1,143,407
Liabilities
Payable for Portfolio Shares Redeemed .......................... 109 214 89 152 324
Payable for Investment Securities Purchased ................... 865 — 43 — —
Accrued Foreign Capital Gains Tax ................................. — — — — 520
Variation Margin Payable .............................................. — — 39 — —
Payable for Foreign Currency ........................................ 114 — — — —
Collateral from Counterparty .......................................... 124 — — — —
Investment Advisory Fees Payable ................................. 407 370 104 447 596
Compliance Fees Payable ............................................ 3 3 3 3 3
Directors Fees Payable ................................................ 1 — — — 1
Accrued Expenses ......................................................
67 35 27 28 84
Total Liabilities ................................................... 1,690 622 305 630 1,528
Net Assets ......................................................... $ 657,101 $ 758,947 $ 514,579 $ 575,961 $ 1,141,879
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 600,210 $ 588,586 $ 402,291 $ 416,513 $ 700,567
Total Distributable Earnings (Loss) ..................................
56,891 170,361 112,288 159,448 441,312
Net Assets for Shares Outstanding (10) (11) ..................... $ 657,101 $ 758,947 $ 514,579 $ 575,961 $ 1,141,879
Net Asset Value, Offering and Redemption Price per Share . $ 1 .52 $ 2 .56 $ 1 .59 $ 1 .95 $ 2 .20
(1) Unaffiliated Investments, at Cost ................................... $ 625,610 $ 623,373 $ 439,440 $ 453,606 $ 826,572
(4) Foreign Currency, at Cost ............................................ — — — — 2
(10) Shares Outstanding .................................................. 430,995 296,257 323,896 295,380 519,447
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Research
International
Core Portfolio
International
Equity Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 980,475 $ 2,346,081 $ 1,289,945 $ 295,393 $ 395,901
Investments in Repurchase Agreements, at Value (3) ......... — — — 205,000 —
Cash ........................................................................ 14,288 31,680 16,330 150 7,047
Foreign Currency, at Value (4) ....................................... — 461 445 — —
Collateral with Counterparty .......................................... — 260 — — 3
Receivable for Portfolio Shares Sold ............................... 114 194 189 815 267
Receivable for Investment Securities Sold ........................ — 2,678 — 1,693 —
Variation Margin Receivable .......................................... — — — — 43
Receivable for Foreign Currency .................................... — 3,755 — — —
Prepaid Expenses and Other Assets ............................... 6 15 8 3 3
Dividends and Interest Receivable ..................................
3,364 5,537 772 647 2,741
Total Assets .......................................................
998,247 2,390,661 1,307,689 503,701 406,005
Liabilities
Payable for Portfolio Shares Redeemed .......................... 387 986 431 915 57
Payable for Investment Securities Purchased ................... — — — 2,600 3,328
Accrued Foreign Capital Gains Tax ................................. 1,002 4,906 7,142 — —
Variation Margin Payable .............................................. — — — — 32
Payable for Foreign Currency ........................................ — 2,475 — — —
Collateral from Counterparty .......................................... — 1,760 — — —
Investment Advisory Fees Payable ................................. 595 1,389 845 136 118
Compliance Fees Payable ............................................ 3 4 3 3 2
Directors Fees Payable ................................................ — — 1 1 —
Accrued Expenses ......................................................
86 129 166 14 67
Total Liabilities ................................................... 2,073 11,649 8,588 3,669 3,604
Net Assets ......................................................... $ 996,174 $ 2,379,012 $ 1,299,101 $ 500,032 $ 402,401
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 671,419 $ 1,693,215 $ 951,590 $ 500,032 $ 397,695
Total Distributable Earnings (Loss) ..................................
324,755 685,797 347,511 — 4,706
Net Assets for Shares Outstanding (10) (11) ..................... $ 996,174 $ 2,379,012 $ 1,299,101 $ 500,032 $ 402,401
Net Asset Value, Offering and Redemption Price per Share . $ 1 .29 $ 2 .13 $ 1 .27 $ 1 .00 $ 1 .05
(1) Unaffiliated Investments, at Cost ................................... $ 765,347 $ 1,798,064 $ 942,568 $ 295,393 $ 394,217
(3) Investments in Repurchase Agreements, at Cost .............. — — — 205,000 —
(4) Foreign Currency, at Cost ............................................ — 460 613 — —
(10) Shares Outstanding .................................................. 774,312 1,117,737 1,022,021 500,033 382,900
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 3,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Select Bond
Portfolio
Long-Term U.S.
Government
Bond Portfolio
Inflation
Managed
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 2,834,699 $ 185,136 $ 410,983 $ 678,406 $ 1,502,936
Investments in Repurchase Agreements, at Value (3) ......... — — — — 71,400
Cash ........................................................................ 76,857 508 5,237 23,403 6,302
Foreign Currency, at Value (4) ....................................... — — — — 2,235
Collateral with Counterparty .......................................... — 1,358 3,411 — 10,890
Receivable for Portfolio Shares Sold ............................... 1,802 22 57 91 573
Receivable for Investment Securities Sold ........................ 90,304 5,316 170 — 221,344
Receivable for Financing Transactions ............................ — 168,150 — — —
Variation Margin Receivable .......................................... — 90 23 — 508
Outstanding Swap Contracts, at Value (8) ........................ — — 6,512 — 767
Receivable for Foreign Currency .................................... — — 102 — 1,038
Deferred Expense for Financing Transactions ................... — 9 — — —
Prepaid Expenses and Other Assets ............................... 18 1 14 5 21
Dividends and Interest Receivable ..................................
18,696 1,556 2,095 11,282 18,262
Total Assets .......................................................
3,022,376 362,146 428,604 713,187 1,836,276
Liabilities
Payable for Portfolio Shares Redeemed .......................... 634 369 146 185 3,181
Payable for Investment Securities Purchased ................... 166,200 20,302 — — 442,867
Payable for Financing Transactions ................................ — 220,284 — — —
Variation Margin Payable .............................................. — 10 28 — 381
Outstanding Options Written, at Value (6) ......................... — 5 — — —
Payable for Reverse Repurchase Agreements .................. — — — — 5,376
Outstanding Swap Contracts, at Value (9) ........................ — — 310 — 43
Payable for Foreign Currency ........................................ — — 173 — 3,702
Collateral from Counterparty .......................................... — — 8,217 — 1,441
Investment Advisory Fees Payable ................................. 759 58 151 270 827
Compliance Fees Payable ............................................ 4 2 3 3 3
Directors Fees Payable ................................................ 1 1 — 1 —
Accrued Expenses ......................................................
101 40 65 87 171
Total Liabilities ................................................... 167,699 241,071 9,093 546 457,992
Net Assets ......................................................... $ 2,854,677 $ 121,075 $ 419,511 $ 712,641 $ 1,378,284
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 3,213,042 $ 191,297 $ 451,966 $ 728,321 $ 1,436,322
Total Distributable Earnings (Loss) ..................................
(358,365) (70,222) (32,455) (15,680) (58,038)
Net Assets for Shares Outstanding (10) (11) ..................... $ 2,854,677 $ 121,075 $ 419,511 $ 712,641 $ 1,378,284
Net Asset Value, Offering and Redemption Price per Share . $ 1 .11 $ 0 .61 $ 1 .04 $ 0 .68 $ 1 .03
(1) Unaffiliated Investments, at Cost ................................... $ 2,839,810 $ 204,498 $ 440,247 $ 684,490 $ 1,515,874
(3) Investments in Repurchase Agreements, at Cost .............. — — — — 71,400
(4) Foreign Currency, at Cost ............................................ — — — — 2,215
(6) Premiums Received on Options Written .......................... — 6 — — —
(8) Premiums Paid on Swap Contracts ................................ — 150 8 — 13,297
(9) Premiums Received from Swap Contracts ...................... — 7 — — 2,538
(10) Shares Outstanding .................................................. 2,569,197 196,978 401,698 1,044,472 1,344,554
(11) Shares Authorized, $.01 Par Value ............................... 6,000,000 2,000,000 2,000,000 3,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Active/
Passive Very
Aggressive
Portfolio
Active/Passive
Aggressive
Portfolio
Active/Passive
Moderate
Portfolio
Active/Passive
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 25,657 $ 27,226 $ 132,808 $ 856,322 $ 14,884
Affiliated Investments, at Value (2) .................................. 23,216 25,504 162,498 1,091,654 14,603
Cash ........................................................................ 822 1,157 2,991 12,671 500
Receivable for Portfolio Shares Sold ............................... 346 19 14 253 —
Receivable for Investment Securities Sold ........................ 1,752 2,590 17,101 92,944 153
Prepaid Expenses and Other Assets ............................... 3 3 2 13 3
Dividends and Interest Receivable ..................................
2 2 11 71 1
Total Assets .......................................................
51,798 56,501 315,425 2,053,928 30,144
Liabilities
Payable for Portfolio Shares Redeemed .......................... — 1 72 1,388 247
Payable for Investment Securities Purchased ................... 2,042 3,187 16,318 82,698 317
Collateral from Counterparty .......................................... — — — 961 —
Investment Advisory Fees Payable ................................. 5 5 27 179 1
Compliance Fees Payable ............................................ 2 2 3 4 2
Directors Fees Payable ................................................ — — — 1 —
Accrued Expenses ......................................................
33 34 24 36 33
Total Liabilities ................................................... 2,082 3,229 16,444 85,267 600
Net Assets ......................................................... $ 49,716 $ 53,272 $ 298,981 $ 1,968,661 $ 29,544
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 48,143 $ 52,072 $ 251,748 $ 1,771,581 $ 29,323
Total Distributable Earnings (Loss) ..................................
1,573 1,200 47,233 197,080 221
Net Assets for Shares Outstanding (10) (11) ..................... $ 49,716 $ 53,272 $ 298,981 $ 1,968,661 $ 29,544
Net Asset Value, Offering and Redemption Price per Share . $ 1 .06 $ 1 .05 $ 1 .22 $ 1 .41 $ 1 .01
(1) Unaffiliated Investments, at Cost ................................... $ 24,875 $ 26,559 $ 115,269 $ 781,746 $ 14,681
(2) Affiliated Investments, at Cost ....................................... 22,762 25,283 156,846 1,098,104 14,629
(10) Shares Outstanding .................................................. 46,776 50,859 245,387 1,396,194 29,205
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 4,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 282 $ 550 $ 164 $ 44 $ 2,244
Unaffiliated Dividends (1) ........................................
6,456 7,192 7,827 1,815 84,983
Total Income ..................................................
6,738 7,742 7,991 1,859 87,227
Expenses
Investment Advisory Fees ....................................... 5,714 10,709 3,240 1,284 13,707
Custodian Fees ....................................................... 3 17 21 — 12
Shareholder Reporting Fees ................................... 23 30 20 10 67
Audit Fees ............................................................... 32 29 33 27 38
Valuation Services ................................................... — — 1 — 3
Compliance Fees .................................................... 14 14 12 10 30
Directors Fees ......................................................... 57 58 49 43 118
Professional Fees .................................................... 16 16 16 9 30
Trade Name Fees .................................................... — — — — 129
Other Expenses .......................................................
17 19 11 3 77
Total Expenses ..............................................
5,876 10,892 3,403 1,386 14,211
Less Waived Fees:
Advisory Fees Waived .....................................
(78) (1,833) (81) (206) (970)
Net Expenses .................................................
5,798 9,059 3,322 1,180 13,241
Net Investment Income (Loss) ................................ 940 (1,317) 4,669 679 73,986
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 128,587 100,626 85,568 19,021 206,815
Futures Contracts .................................................... — — — — 5,741
Net Realized Gain (Loss) on Investments ...
128,587 100,626 85,568 19,021 212,556
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 120,711 110,765 29,843 3,583 849,321
Futures Contracts .................................................... — — — — 1,793
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 120,711 110,765 29,843 3,583 851,114
Net Gain (Loss) on Investments ..................................
249,298 211,391 115,411 22,604 1,063,670
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 250,238 $ 210,074 $ 120,080 $ 23,283 $ 1,137,656
(1) Net of Foreign Witholding Tax ................................ $ 38 $ 287 $ 35 $ 28 $ 20

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Large
Company
Value Portfolio
Domestic
Equity
Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 156 $ 681 $ 269 $ 423 $ 536
Unaffiliated Dividends (1) ........................................
4,193 21,332 17,675 3,740 20,527
Total Income ..................................................
4,349 22,013 17,944 4,163 21,063
Expenses
Investment Advisory Fees ....................................... 1,136 5,626 4,683 5,398 3,532
Custodian Fees ....................................................... 18 3 8 6 20
Shareholder Reporting Fees ................................... 15 82 27 27 53
Audit Fees ............................................................... 32 29 30 32 34
Valuation Services ................................................... 8 — 3 — 2
Compliance Fees .................................................... 10 13 12 13 14
Directors Fees ......................................................... 42 53 49 53 57
Professional Fees .................................................... 14 15 16 16 17
Trade Name Fees .................................................... — — — — 139
Other Expenses .......................................................
11 18 11 14 23
Total Expenses ..............................................
1,286 5,839 4,839 5,559 3,891
Less Waived Fees:
Advisory Fees Waived .....................................
(81) (423) (617) (5) (457)
Net Expenses .................................................
1,205 5,416 4,222 5,554 3,434
Net Investment Income (Loss) ................................ 3,144 16,597 13,722 (1,391) 17,629
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 9,788 92,960 67,109 20,060 68,417
Futures Contracts .................................................... — — — — 908
Foreign Currency Transactions ............................... (890) (375) 42 — —
Net Realized Gain (Loss) on Investments ...
8,898 92,585 67,151 20,060 69,325
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 10,136 42,244 19,534 65,088 15,411
Futures Contracts .................................................... — — — — 368
Foreign Currency Transactions ............................... (172) (48) 6 — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 9,964 42,196 19,540 65,088 15,779
Net Gain (Loss) on Investments ..................................
18,862 134,781 86,691 85,148 85,104
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 22,006 $ 151,378 $ 100,413 $ 83,757 $ 102,733
(1) Net of Foreign Witholding Tax ................................ $ 36 $ — $ 460 $ — $ 16

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 530 $ 223 $ 121 $ 359 $ 1,076
Unaffiliated Dividends (1) ........................................
17,344 3,158 7,098 8,335 15,632
Total Income ..................................................
17,874 3,381 7,219 8,694 16,708
Expenses
Investment Advisory Fees ....................................... 5,506 3,782 1,058 4,754 6,446
Custodian Fees ....................................................... 32 10 19 9 151
Shareholder Reporting Fees ................................... 50 42 35 33 55
Audit Fees ............................................................... 33 30 33 29 35
Valuation Services ................................................... 8 — 4 1 16
Compliance Fees .................................................... 12 12 11 11 13
Directors Fees ......................................................... 48 49 46 47 53
Professional Fees .................................................... 15 16 14 15 36
Trade Name Fees .................................................... — — 35 — —
Other Expenses .......................................................
17 11 13 9 15
Total Expenses ..............................................
5,721 3,952 1,268 4,908 6,820
Less Waived Fees:
Advisory Fees Waived .....................................
(1,095) — — (30) (11)
Net Expenses .................................................
4,626 3,952 1,268 4,878 6,809
Net Investment Income (Loss) ................................ 13,248 (571) 5,951 3,816 9,899
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 36,295 38,890 36,115 42,526 155,692
Futures Contracts .................................................... — — 202 — —
Foreign Currency Transactions ............................... (3,647) — — — (55)
Net Realized Gain (Loss) on Investments ...
32,648 38,890 36,317 42,526 155,637
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 12,254 12,521 (12,145) (5,927) 22,662
Futures Contracts .................................................... — — (44) — —
Foreign Currency Transactions ............................... (643) — — — 186
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 11,611 12,521 (12,189) (5,927) 22,848
Net Gain (Loss) on Investments ..................................
44,259 51,411 24,128 36,599 178,485
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 57,507 $ 50,840 $ 30,079 $ 40,415 $ 188,384
(1) Net of Foreign Witholding Tax ................................ $ 246 $ — $ 6 $ 23 $ (58)

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 677 $ 1,589 $ 594 $ 21,574 $ 18,196
Unaffiliated Dividends (1) ........................................
25,745 67,883 28,027 — —
Total Income ..................................................
26,422 69,472 28,621 21,574 18,196
Expenses
Investment Advisory Fees ....................................... 7,055 14,227 11,463 1,513 1,275
Custodian Fees ....................................................... 128 236 518 15 18
Shareholder Reporting Fees ................................... 49 71 56 16 27
Audit Fees ............................................................... 35 35 34 31 39
Valuation Services ................................................... 25 18 17 13 123
Compliance Fees .................................................... 12 16 13 11 11
Directors Fees ......................................................... 51 64 53 48 45
Professional Fees .................................................... 38 50 72 11 14
Other Expenses .......................................................
13 31 15 6 15
Total Expenses ..............................................
7,406 14,748 12,241 1,664 1,567
Less Waived Fees:
Advisory Fees Waived .....................................
(754) (37) (2,263) — —
Net Expenses .................................................
6,652 14,711 9,978 1,664 1,567
Net Investment Income (Loss) ................................ 19,770 54,761 18,643 19,910 16,629
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 95,902 98,867 101,702 22 524
Futures Contracts .................................................... — — — — (19)
Swap Contracts ....................................................... — — — — 32
Foreign Currency Transactions ............................... 126 4,275 (934) — —
Net Realized Gain (Loss) on Investments ...
96,028 103,142 100,768 22 537
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 77,351 542,199 230,394 — 4,748
Futures Contracts .................................................... — — — — (280)
Foreign Currency Transactions ............................... 439 (3,631) 132 — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 77,790 538,568 230,526 — 4,468
Net Gain (Loss) on Investments ..................................
173,818 641,710 331,294 22 5,005
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 193,588 $ 696,471 $ 349,937 $ 19,932 $ 21,634
(1) Net of Foreign Witholding Tax ................................ $ 289 $ 1,609 $ 1,474 $ — $ —

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Select Bond
Portfolio
Long-
Term U.S.
Government
Bond Portfolio
Inflation
Managed
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 132,156 $ 7,034 $ 18,084 $ 44,259 $ 78,554
Unaffiliated Dividends (1) ........................................
— — — — 180
Total Income ..................................................
132,156 7,034 18,084 44,259 78,734
Expenses
Investment Advisory Fees ....................................... 8,466 661 2,215 2,950 10,286
Custodian Fees ....................................................... 49 12 27 3 293
Shareholder Reporting Fees ................................... 57 18 43 53 47
Audit Fees ............................................................... 45 44 44 44 55
Valuation Services ................................................... 146 24 33 85 147
Compliance Fees .................................................... 18 10 11 12 14
Directors Fees ......................................................... 73 43 45 49 56
Professional Fees .................................................... 19 15 15 14 21
Interest Expense ..................................................... — 2,175 — — 378
Other Expenses .......................................................
35 12 37 18 80
Total Expenses ..............................................
8,908 3,014 2,470 3,228 11,377
Less Waived Fees:
Advisory Fees Waived .....................................
(164) — (567) — (1,431)
Expenses Waived
— (55) — — —
Net Expenses .................................................
8,744 2,959 1,903 3,228 9,946
Net Investment Income (Loss) ................................ 123,412 4,075 16,181 41,031 68,788
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (5,527) 412 (3,207) (5,948) 4,906
Futures Contracts .................................................... — (740) 163 — 2,075
Options Written ........................................................ — 93 — — 703
Swap Contracts ....................................................... — (561) 2,010 — 12,128
Foreign Currency Transactions ............................... — — 426 — (15,922)
Reverse Repurchase Agreements .......................... — — — — (103)
Net Realized Gain (Loss) on Investments ...
(5,527) (796) (608) (5,948) 3,787
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 85,951 2,897 12,068 21,825 65,456
Futures Contracts .................................................... — (229) (32) — 630
Options Written ........................................................ — 1 — — 32
Swap Contracts ....................................................... — 857 (1,294) — (4,976)
Foreign Currency Transactions ............................... — — (69) — (7,119)
Reverse Repurchase Agreements .......................... — — — — (20)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 85,951 3,526 10,673 21,825 54,003
Net Gain (Loss) on Investments ..................................
80,424 2,730 10,065 15,877 57,790
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 203,836 $ 6,805 $ 26,246 $ 56,908 $ 126,578
(1) Net of Foreign Witholding Tax ................................ $ — $ — $ — $ — $ 65

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Active/
Passive Very
Aggressive
Portfolio
***
Active/Passive
Aggressive
Portfolio
***
Active/Passive
Moderate
Portfolio
Active/Passive
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
***
Investment Income
Income
Interest (1) ............................................................... $ 18 $ 19 $ 403 $ 2,277 $ 12
Unaffiliated Dividends (1) ........................................
385 478 2,994 23,191 324
Affiliated Dividends ..................................................
178 332 4,305 36,795 503
Total Income ..................................................
581 829 7,702 62,263 839
Expenses
Investment Advisory Fees ....................................... 27 29 761 3,835 21
Custodian Fees ....................................................... 1 1 6 7 1
Shareholder Reporting Fees ................................... 8 8 14 24 8
Audit Fees ............................................................... 33 33 36 38 33
Valuation Services ................................................... — — 2 2 —
Compliance Fees .................................................... 4 4 10 15 4
Directors Fees ......................................................... 7 7 44 63 7
Professional Fees .................................................... 15 15 13 17 15
Other Expenses .......................................................
7 7 11 29 7
Total Expenses ..............................................
102 104 897 4,030 96
Less Waived Fees:
Advisory Fees Waived .....................................
(9) (10) (478) (1,904) (7)
Expenses Waived
(45) (42) — — (52)
Net Expenses .................................................
48 52 419 2,126 37
Net Investment Income (Loss) ................................ 533 777 7,283 60,137 802
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 510 476 7,908 35,034 69
Affiliated Investment Securities ............................... — — 2,472 4,460 (11)
Distributions of Realized Gains by Affiliated
Investment Companies ........................................ 867 750 6,676 31,520 208
Swap Contracts ....................................................... — — 677 3,685 —
Net Realized Gain (Loss) on Investments ...
1,377 1,226 17,733 74,699 266
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 781 667 4,213 21,019 202
Affiliated Investment Securities ............................... 454 221 9,181 66,367 (26)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 1,235 888 13,394 87,386 176
Net Gain (Loss) on Investments ..................................
2,612 2,114 31,127 162,085 442
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 3,145 $ 2,891 $ 38,410 $ 222,222 $ 1,244
***
For the period June 30, 2025 (commencement of operations) to December 31, 2025.

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Growth Stock Portfolio Focused Appreciation Portfolio Large Cap Core Stock Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 940 $ 1,227 $ (1,317) $ (258) $ 4,669 $ 4,680
Net Realized Gain (Loss) on Investments 128,587 59,334 100,626 197,096 85,568 113,077
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 120,711 330,399 110,765 211,585 29,843 26,077
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
250,238 390,960 210,074 408,423 120,080 143,834
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(26,091) (1,260) (201,020) (121,060) (116,941) (39,889)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(26,091) (1,260) (201,020) (121,060) (116,941) (39,889)
Capital Transactions:
Shares Sold ............................................ 28,621 36,144 75,904 58,822 18,550 16,011
Reinvestment of Distributions Paid .......... 26,091 1,260 201,020 121,060 116,941 39,889
Shares Redeemed .................................. (147,783) (124,683) (230,860) (252,551) (70,658) (71,947)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(93,071) (87,279) 46,064 (72,669) 64,833 (16,047)
Total Increase (Decrease) in Net Assets ..... 131,076 302,421 55,118 214,694 67,972 87,898
Net Assets
Beginning of Period ................................... 1,369,524 1,067,103 1,493,813 1,279,119 756,794 668,896
End of Period .............................................
$ 1,500,600 $ 1,369,524 $ 1,548,931 $ 1,493,813 $ 824,766 $ 756,794
Portfolio Share Transactions:
Shares Sold ............................................ 6,500 9,739 16,227 13,500 9,760 8,740
Reinvestment of Distributions Paid ......... 5,562 339 43,795 29,723 64,644 22,435
Shares Redeemed .................................. (33,436) (33,730) (48,419) (58,101) (36,973) (39,096)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(21,374) (23,652) 11,603 (14,878) 37,431 (7,921)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Large Cap Blend Portfolio Index 500 Stock Portfolio Large Company Value Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 679 $ 859 $ 73,986 $ 73,199 $ 3,144 $ 3,103
Net Realized Gain (Loss) on Investments 19,021 20,096 212,556 239,043 8,898 9,276
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 3,583 16,572 851,114 1,024,524 9,964 3,233
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
23,283 37,527 1,137,656 1,336,766 22,006 15,612
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(21,620) (39,875) (308,770) (178,920) (12,521) (8,865)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(21,620) (39,875) (308,770) (178,920) (12,521) (8,865)
Capital Transactions:
Shares Sold ............................................ 14,276 10,917 447,201 370,667 21,811 12,807
Reinvestment of Distributions Paid .......... 21,620 39,875 308,770 178,920 12,521 8,865
Shares Redeemed .................................. (40,043) (64,223) (676,852) (629,741) (28,229) (24,484)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(4,147) (13,431) 79,119 (80,154) 6,103 (2,812)
Total Increase (Decrease) in Net Assets ..... (2,484) (15,779) 908,005 1,077,692 15,588 3,935
Net Assets
Beginning of Period ................................... 171,954 187,733 6,562,773 5,485,081 155,933 151,998
End of Period .............................................
$ 169,470 $ 171,954 $ 7,470,778 $ 6,562,773 $ 171,521 $ 155,933
Portfolio Share Transactions:
Shares Sold ............................................ 12,664 8,476 45,197 41,738 25,229 15,120
Reinvestment of Distributions Paid ......... 19,817 37,832 30,364 20,122 14,679 10,592
Shares Redeemed .................................. (35,592) (50,866) (67,770) (70,563) (32,902) (29,067)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(3,111) (4,558) 7,791 (8,703) 7,006 (3,355)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Domestic Equity Portfolio Equity Income Portfolio Mid Cap Growth Stock Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 16,597 $ 20,649 $ 13,722 $ 13,983 $ (1,391) $ (946)
Net Realized Gain (Loss) on Investments 92,585 97,521 67,151 69,601 20,060 214,253
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 42,196 (44,310) 19,540 (1,307) 65,088 (130,060)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
151,378 73,860 100,413 82,277 83,757 83,247
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(118,092) (102,181) (83,423) (41,793) (176,688) (944)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(118,092) (102,181) (83,423) (41,793) (176,688) (944)
Capital Transactions:
Shares Sold ............................................ 95,402 74,737 32,870 23,076 27,377 20,337
Reinvestment of Distributions Paid .......... 118,092 102,181 83,423 41,793 176,688 944
Shares Redeemed .................................. (127,954) (151,167) (84,301) (100,151) (107,134) (157,686)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
85,540 25,751 31,992 (35,282) 96,931 (136,405)
Total Increase (Decrease) in Net Assets ..... 118,826 (2,570) 48,982 5,202 4,000 (54,102)
Net Assets
Beginning of Period ................................... 1,054,496 1,057,066 722,693 717,491 1,027,872 1,081,974
End of Period .............................................
$ 1,173,322 $ 1,054,496 $ 771,675 $ 722,693 $ 1,031,872 $ 1,027,872
Portfolio Share Transactions:
Shares Sold ............................................ 62,661 45,856 18,533 12,970 8,319 6,292
Reinvestment of Distributions Paid ......... 81,499 65,459 49,450 24,005 56,486 305
Shares Redeemed .................................. (83,592) (92,472) (47,379) (56,673) (32,664) (48,768)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
60,568 18,843 20,604 (19,698) 32,141 (42,171)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 400 Stock Portfolio Mid Cap Value Portfolio
Small Cap Growth Stock
Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 17,629 $ 17,271 $ 13,248 $ 13,353 $ (571) $ (425)
Net Realized Gain (Loss) on Investments 69,325 92,039 32,648 43,200 38,890 81,667
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 15,779 64,764 11,611 (1,602) 12,521 7,416
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
102,733 174,074 57,507 54,951 50,840 88,658
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(108,966) (62,287) (58,639) (32,615) (38,477) (2,597)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(108,966) (62,287) (58,639) (32,615) (38,477) (2,597)
Capital Transactions:
Shares Sold ............................................ 115,138 86,044 49,769 45,944 46,158 32,142
Reinvestment of Distributions Paid .......... 108,966 62,287 58,639 32,615 38,477 2,597
Shares Redeemed .................................. (131,101) (148,417) (82,610) (134,003) (71,082) (74,438)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
93,003 (86) 25,798 (55,444) 13,553 (39,699)
Total Increase (Decrease) in Net Assets ..... 86,770 111,701 24,666 (33,108) 25,916 46,362
Net Assets
Beginning of Period ................................... 1,402,515 1,290,814 632,435 665,543 733,031 686,669
End of Period .............................................
$ 1,489,285 $ 1,402,515 $ 657,101 $ 632,435 $ 758,947 $ 733,031
Portfolio Share Transactions:
Shares Sold ............................................ 50,300 37,246 32,266 30,048 19,468 13,322
Reinvestment of Distributions Paid ......... 47,029 28,210 38,629 21,303 15,737 1,088
Shares Redeemed .................................. (56,608) (63,889) (53,425) (87,425) (28,972) (30,757)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
40,721 1,567 17,470 (36,074) 6,233 (16,347)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 600 Stock Portfolio Small Cap Value Portfolio International Growth Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 5,951 $ 5,911 $ 3,816 $ 4,167 $ 9,899 $ 8,509
Net Realized Gain (Loss) on Investments 36,317 24,801 42,526 54,616 155,637 41,732
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (12,189) 7,126 (5,927) (2,103) 22,848 3,805
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
30,079 37,838 40,415 56,680 188,384 54,046
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(30,524) (15,464) (58,457) (24,321) (50,584) (35,524)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(30,524) (15,464) (58,457) (24,321) (50,584) (35,524)
Capital Transactions:
Shares Sold ............................................ 65,840 56,623 19,709 16,076 76,048 85,236
Reinvestment of Distributions Paid .......... 30,524 15,464 58,457 24,321 50,584 35,524
Shares Redeemed .................................. (57,700) (55,647) (62,842) (69,926) (166,713) (113,994)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
38,664 16,440 15,324 (29,529) (40,081) 6,766
Total Increase (Decrease) in Net Assets ..... 38,219 38,814 (2,718) 2,830 97,719 25,288
Net Assets
Beginning of Period ................................... 476,360 437,546 578,679 575,849 1,044,160 1,018,872
End of Period .............................................
$ 514,579 $ 476,360 $ 575,961 $ 578,679 $ 1,141,879 $ 1,044,160
Portfolio Share Transactions:
Shares Sold ............................................ 43,474 36,537 10,231 8,218 36,066 42,339
Reinvestment of Distributions Paid ......... 19,579 10,289 30,574 12,714 23,527 17,978
Shares Redeemed .................................. (37,300) (35,426) (32,129) (35,584) (78,792) (56,663)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
25,753 11,400 8,676 (14,652) (19,199) 3,654

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Research International Core
Portfolio International Equity Portfolio
Emerging Markets Equity
Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 19,770 $ 15,424 $ 54,761 $ 48,765 $ 18,643 $ 16,983
Net Realized Gain (Loss) on Investments 96,028 14,189 103,142 43,489 100,768 (54,864)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 77,790 (2,933) 538,568 (17,384) 230,526 79,621
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
193,588 26,680 696,471 74,870 349,937 41,740
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(30,617) (20,820) (80,299) (55,095) (13,959) (15,666)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(30,617) (20,820) (80,299) (55,095) (13,959) (15,666)
Capital Transactions:
Shares Sold ............................................ 85,950 101,845 114,227 113,139 108,175 194,607
Reinvestment of Distributions Paid .......... 30,617 20,820 80,299 55,095 13,959 15,666
Shares Redeemed .................................. (141,668) (98,872) (309,036) (187,934) (203,162) (114,013)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(25,101) 23,793 (114,510) (19,700) (81,028) 96,260
Total Increase (Decrease) in Net Assets ..... 137,870 29,653 501,662 75 254,950 122,334
Net Assets
Beginning of Period ................................... 858,304 828,651 1,877,350 1,877,275 1,044,151 921,817
End of Period .............................................
$ 996,174 $ 858,304 $ 2,379,012 $ 1,877,350 $ 1,299,101 $ 1,044,151
Portfolio Share Transactions:
Shares Sold ............................................ 72,209 91,129 61,840 69,402 100,805 204,668
Reinvestment of Distributions Paid ......... 24,912 18,327 40,576 33,533 12,107 16,473
Shares Redeemed .................................. (117,401) (88,181) (162,567) (114,100) (180,786) (117,419)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(20,280) 21,275 (60,151) (11,165) (67,874) 103,722

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Government Money Market
Portfolio Short-Term Bond Portfolio Select Bond Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 19,910 $ 25,269 $ 16,629 $ 15,995 $ 123,412 $ 124,240
Net Realized Gain (Loss) on Investments 22 24 537 (1,207) (5,527) (38,407)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. — — 4,468 4,318 85,951 (34,601)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
19,932 25,293 21,634 19,106 203,836 51,232
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(19,935) (25,295) (16,160) (13,119) (125,101) (110,410)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(19,935) (25,295) (16,160) (13,119) (125,101) (110,410)
Capital Transactions:
Shares Sold ............................................ 301,741 294,741 47,195 49,924 188,745 239,410
Reinvestment of Distributions Paid .......... 19,935 25,295 16,160 13,119 125,101 110,410
Shares Redeemed .................................. (326,373) (341,686) (56,681) (64,009) (342,340) (389,903)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(4,697) (21,650) 6,674 (966) (28,494) (40,083)
Total Increase (Decrease) in Net Assets ..... (4,700) (21,652) 12,148 5,021 50,241 (99,261)
Net Assets
Beginning of Period ................................... 504,732 526,384 390,253 385,232 2,804,436 2,903,697
End of Period .............................................
$ 500,032 $ 504,732 $ 402,401 $ 390,253 $ 2,854,677 $ 2,804,436
Portfolio Share Transactions:
Shares Sold ............................................ 301,741 294,741 44,902 48,118 170,294 218,470
Reinvestment of Distributions Paid ......... 19,935 25,295 15,569 12,688 113,522 98,757
Shares Redeemed .................................. (326,373) (341,686) (53,808) (61,920) (309,210) (353,090)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(4,697) (21,650) 6,663 (1,114) (25,394) (35,863)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Long-Term U.S. Government
Bond Portfolio Inflation Managed Portfolio High Yield Bond Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 4,075 $ 3,277 $ 16,181 $ 13,310 $ 41,031 $ 41,678
Net Realized Gain (Loss) on Investments (796) (10,535) (608) (1,614) (5,948) (20,262)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 3,526 382 10,673 (3,451) 21,825 21,310
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
6,805 (6,876) 26,246 8,245 56,908 42,726
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(4,085) (3,761) (18,119) (12,928) (41,921) (43,835)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(4,085) (3,761) (18,119) (12,928) (41,921) (43,835)
Capital Transactions:
Shares Sold ............................................ 29,376 17,448 40,635 40,431 44,937 55,105
Reinvestment of Distributions Paid .......... 4,085 3,761 18,119 12,928 41,921 43,835
Shares Redeemed .................................. (29,564) (17,163) (55,868) (57,467) (84,981) (146,398)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
3,897 4,046 2,886 (4,108) 1,877 (47,458)
Total Increase (Decrease) in Net Assets ..... 6,617 (6,591) 11,013 (8,791) 16,864 (48,567)
Net Assets
Beginning of Period ................................... 114,458 121,049 408,498 417,289 695,777 744,344
End of Period .............................................
$ 121,075 $ 114,458 $ 419,511 $ 408,498 $ 712,641 $ 695,777
Portfolio Share Transactions:
Shares Sold ............................................ 47,218 27,836 38,572 38,978 65,932 81,518
Reinvestment of Distributions Paid ......... 6,589 5,630 17,289 12,312 62,475 66,215
Shares Redeemed .................................. (47,971) (27,106) (53,105) (55,260) (124,925) (217,799)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
5,836 6,360 2,756 (3,970) 3,482 (70,066)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Multi-Sector Bond Portfolio
Active/
Passive Very
Aggressive
Portfolio
Active/Passive
Aggressive
Portfolio
Active/Passive Moderate
Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Period Ended
December 31,
2025
***
For the
Period Ended
December 31,
2025
***
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 68,788 $ 64,752 $ 533 $ 777 $ 7,283 $ 6,361
Net Realized Gain (Loss) on Investments 3,787 (14,918) 1,377 1,226 17,733 8,187
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 54,003 29,774 1,235 888 13,394 11,103
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
126,578 79,608 3,145 2,891 38,410 25,651
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(73,244) (65,277) (1,575) (1,694) (14,766) (13,706)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(73,244) (65,277) (1,575) (1,694) (14,766) (13,706)
Capital Transactions:
Shares Sold ............................................ 102,225 164,823 47,540 50,658 24,000 20,061
Reinvestment of Distributions Paid .......... 73,244 65,277 1,575 1,694 14,766 13,706
Shares Redeemed .................................. (155,531) (139,098) (969) (277) (36,202) (46,762)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
19,938 91,002 48,146 52,075 2,564 (12,995)
Total Increase (Decrease) in Net Assets ..... 73,272 105,333 49,716 53,272 26,208 (1,050)
Net Assets
Beginning of Period ................................... 1,305,012 1,199,679 — — 272,773 273,823
End of Period .............................................
$ 1,378,284 $ 1,305,012 $ 49,716 $ 53,272 $ 298,981 $ 272,773
Portfolio Share Transactions:
Shares Sold ............................................ 100,871 167,730 46,208 49,511 20,421 17,810
Reinvestment of Distributions Paid ......... 73,244 66,406 1,475 1,611 12,545 12,337
Shares Redeemed .................................. (153,955) (140,929) (907) (263) (30,879) (41,490)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
20,160 93,207 46,776 50,859 2,087 (11,343)
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Active/Passive Balanced
Portfolio
Active/Passive
Conservative
Portfolio
For the
Year Ended
December 31,
2025
For the
Year Ended
December 31,
2024
For the
Period Ended
December 31,
2025
***
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 60,137 $ 53,646 $ 802
Net Realized Gain (Loss) on Investments 74,699 48,561 266
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 87,386 39,057 176
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
222,222 141,264 1,244
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(102,926) (81,180) (1,026)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(102,926) (81,180) (1,026)
Capital Transactions:
Shares Sold ............................................ 81,013 63,347 28,674
Reinvestment of Distributions Paid .......... 102,926 81,180 1,026
Shares Redeemed .................................. (250,394) (251,233) (374)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(66,455) (106,706) 29,326
Total Increase (Decrease) in Net Assets ..... 52,841 (46,622) 29,544
Net Assets
Beginning of Period ................................... 1,915,820 1,962,442 —
End of Period .............................................
$ 1,968,661 $ 1,915,820 $ 29,544
Portfolio Share Transactions:
Shares Sold ............................................ 59,080 47,687 28,558
Reinvestment of Distributions Paid ......... 74,909 60,854 1,014
Shares Redeemed .................................. (182,416) (188,775) (367)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(48,427) (80,234) 29,205
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2025 (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows
Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $4,085.
Interest paid was $2,173 for the period ended December 31, 2025.
Long-Term U.S.
Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations ..................... $ 6,805
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities ................................................................. (218,891)
Proceeds from Disposition of Investment Securities ....................................... 168,148
(Purchase) or Sale of Short-Term Investment Securities, net .......................... 39,902
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps (700)
Cash Paid for Terminated Options Written ...................................................... (1)
Premiums Received for Options Written ........................................................... 100
Amortization (Accretion) of Premium/Discount, net ......................................... (895)
(Increase) Decrease in:
Prepaid Expenses and Other Assets ........................................................... 1
Dividends and Interest Receivable .............................................................. (261)
Increase (Decrease) in:
Directors Fees Payable ................................................................................. 1
Payable for Investment Advisory Fees .......................................................... 6
Accrued Expenses ..................................................................................... (14)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities ................................................................................. (2,897)
Futures Contracts ....................................................................................... 229
Options Written .............................................................................................. (1)
Swap Contracts .......................................................................................... (857)
Net Realized (Gain) Loss from:
Investment Securities ................................................................................. (412)
Futures Contracts ....................................................................................... 740
Options Written ........................................................................................... (93)
Paydowns .................................................................................................. 2
Swap Contracts .......................................................................................... 561
Total Adjustments ....................................................................................... (15,332)
Net Cash (Used in) Provided by Operating Activities ...................................... (8,527)
Cash Flows from Financing Activities
Cash Received from Financing Transactions ....................................................... 2,604,635
Cash (Used for) Financing Transactions ............................................................ (2,595,718)
Proceeds from Reverse Repurchase Agreements ............................................. 1,089
Payment on Reverse Repurchase Agreements ................................................. (1,089)
Proceeds from Portfolio Shares Sold ................................................................. 29,403
Payment on Portfolio Shares Redeemed ........................................................... (29,196)
Net Cash (Used in) Provided by Financing Activities .......................................... 9,124
Net Increase (Decrease) in Cash and Cash Equivalents ....................................... 597
Cash and Restricted Cash, Beginning of Period ................................................... 1,269
Cash and Restricted Cash, End of Period ............................................................ $ 1,866

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Growth Stock Portfolio
2025 . . . . $ 4.21 $ 0.00
‡
$ 0.81 $ 0.81 $ (0.00)
‡
$ (0.08) $ (0.08) $ 4.94 19.40% $ 1,500,600 0.42% 0.42% 0.07% 11%
2024 . . . . 3.06 0.00
‡
1.15 1.15 (0.00)
‡
— (0.00)
‡
4.21 37.82 1,369,524 0.42 0.42 0.10 7
2023 . . . . 2.04 0.00
‡
1.02 1.02 (0.00)
‡
— (0.00)
‡
3.06 49.69 1,067,103 0.43 0.43 0.14 9
2022 . . . . 4.04 0.00
‡
(1.50) (1.50) — (0.50) (0.50) 2.04 (38.70) 750,703 0.43 0.43 0.04 14
2021 . . . . 3.60 (0.00)
‡
0.61 0.61 (0.00)
‡
(0.17) (0.17) 4.04 16.67 1,389,899 0.42 0.42 (0.10) 36
Focused Appreciation Portfolio
2025 . . . . $ 4.73 $ (0.00)
‡
$ 0.68 $ 0.68 $ — $ (0.68) $ (0.68) $ 4.73 14.91% $ 1,548,931 0.73% 0.61% (0.09)% 2%
2024 . . . . 3.87 (0.00)
‡
1.26 1.26 — (0.40) (0.40) 4.73 34.43 1,493,813 0.74 0.61 (0.02) 9
2023 . . . . 2.72 (0.00)
‡
1.38 1.38 — (0.23) (0.23) 3.87 50.99 1,279,119 0.74 0.62 (0.10) 7
2022 . . . . 4.32 (0.00)
‡
(1.19) (1.19) (0.00)
‡
(0.41) (0.41) 2.72 (27.83) 963,929 0.74 0.62 (0.03) 18
2021 . . . . 4.02 (0.00)
‡
0.76 0.76 (0.01) (0.45) (0.46) 4.32 18.90 1,327,361 0.74 0.62 (0.01) 11
Large Cap Core Stock Portfolio
2025 . . . . $ 1.91 $ 0.01 $ 0.29 $ 0.30 $ (0.01) $ (0.30) $ (0.31) $ 1.90 16.59% $ 824,766 0.44% 0.43% 0.60% 70%
2024 . . . . 1.66 0.01 0.34 0.35 (0.01) (0.09) (0.10) 1.91 22.16 756,794 0.44 0.43 0.64 74
2023 . . . . 1.44 0.01 0.36 0.37 (0.02) (0.13) (0.15) 1.66 25.78 668,896 0.45 0.44 0.82 63
2022 . . . . 2.21 0.02 (0.43) (0.41) (0.02) (0.34) (0.36) 1.44 (18.88) 566,195 0.44 0.44 0.94 55
2021 . . . . 1.91 0.01 0.47 0.48 (0.02) (0.16) (0.18) 2.21 25.10 842,806 0.44 0.43 0.70 56
Large Cap Blend Portfolio
2025 . . . . $ 1.12 $ 0.00
‡
$ 0.16 $ 0.16 $ (0.01) $ (0.14) $ (0.15) $ 1.13 14.34% $ 169,470 0.82% 0.70% 0.40% 40%
2024 . . . . 1.19 0.01 0.25 0.26 (0.01) (0.32) (0.33) 1.12 23.86 171,954 0.84 0.74 0.49 50
2023 . . . . 1.08 0.01 0.21 0.22 (0.01) (0.10) (0.11) 1.19 20.61 187,733 0.82 0.75 0.75 119
2022 . . . . 1.39 0.01 (0.21) (0.20) (0.01) (0.10) (0.11) 1.08 (13.78) 195,927 0.81 0.76 0.78 38
2021 . . . . 1.25 0.01 0.22 0.23 (0.01) (0.08) (0.09) 1.39 18.46 203,126 0.81 0.78 0.68 19
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 500 Stock Portfolio
2025 . . . . $ 9.55 $ 0.11 $ 1.55 $ 1.66 $ (0.11) $ (0.35) $ (0.46) $ 10.75 17.64% $ 7,470,778 0.21% 0.19% 1.08% 2%
2024 . . . . 7.88 0.11 1.83 1.94 (0.11) (0.16) (0.27) 9.55 24.75 6,562,773 0.21 0.19 1.19 2
2023 . . . . 6.38 0.11 1.54 1.65 (0.10) (0.05) (0.15) 7.88 26.04 5,485,081 0.21 0.20 1.48 2
2022 . . . . 8.18 0.10 (1.59) (1.49) (0.09) (0.22) (0.31) 6.38 (18.28) 4,465,914 0.21 0.20 1.41 2
2021 . . . . 6.60 0.09 1.77 1.86 (0.09) (0.19) (0.28) 8.18 28.45 5,504,970 0.21 0.19 1.19 3
Large Company Value Portfolio
2025 . . . . $ 0.84 $ 0.02 $ 0.10 $ 0.12 $ (0.02) $ (0.05) $ (0.07) $ 0.89 14.58% $ 171,521 0.79% 0.74% 1.94% 102%
2024 . . . . 0.80 0.02 0.07 0.09 (0.02) (0.03) (0.05) 0.84 10.69 155,933 0.80 0.75 1.99 40
2023 . . . . 0.92 0.02 0.01 0.03 (0.03) (0.12) (0.15) 0.80 3.80 151,998 0.80 0.75 2.07 36
2022 . . . . 1.19 0.02 (0.03) (0.01) (0.04) (0.22) (0.26) 0.92 (0.34) 152,414 0.78 0.74 1.87 37
2021 . . . . 1.00 0.02 0.19 0.21 (0.01) (0.01) (0.02) 1.19 21.92 227,560 0.76 0.74 1.63 40
Domestic Equity Portfolio
2025 . . . . $ 1.53 $ 0.02 $ 0.19 $ 0.21 $ (0.03) $ (0.14) $ (0.17) $ 1.57 14.43% $ 1,173,322 0.54% 0.50% 1.54% 105%
2024 . . . . 1.58 0.03 0.08 0.11 (0.03) (0.13) (0.16) 1.53 7.07 1,054,496 0.54 0.50 1.91 31
2023 . . . . 1.63 0.03 0.02 0.05 (0.03) (0.07) (0.10) 1.58 3.71 1,057,066 0.54 0.50 2.04 23
2022 . . . . 1.93 0.03 (0.10) (0.07) (0.03) (0.20) (0.23) 1.63 (2.99) 1,060,119 0.53 0.50 1.84 12
2021 . . . . 1.64 0.03 0.33 0.36 (0.03) (0.04) (0.07) 1.93 22.71 1,096,677 0.53 0.50 1.77 29
Equity Income Portfolio
2025 . . . . $ 1.75 $ 0.03 $ 0.22 $ 0.25 $ (0.04) $ (0.18) $ (0.22) $ 1.78 14.48% $ 771,675 0.65% 0.57% 1.86% 28%
2024 . . . . 1.66 0.03 0.17 0.20 (0.04) (0.07) (0.11) 1.75 11.88 722,693 0.66 0.57 1.89 24
2023 . . . . 1.69 0.04 0.11 0.15 (0.04) (0.14) (0.18) 1.66 9.68 717,491 0.66 0.57 2.24 18
2022 . . . . 2.01 0.04 (0.10) (0.06) (0.04) (0.22) (0.26) 1.69 (3.22) 702,376 0.65 0.57 2.17 15
2021 . . . . 1.63 0.03 0.39 0.42 (0.04) — (0.04) 2.01 25.70 867,936 0.65 0.57 1.74 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Mid Cap Growth Stock Portfolio
2025 . . . . $ 3.36 $ (0.00)
‡
$ 0.29 $ 0.29 $ — $ (0.60) $ (0.60) $ 3.05 8.32% $ 1,031,872 0.54% 0.54% (0.13)% 64%
2024 . . . . 3.11 (0.00)
‡
0.25 0.25 (0.00)
‡
— (0.00)
‡
3.36 8.21 1,027,872 0.54 0.54 (0.09) 127
2023 . . . . 2.71 0.00
‡
0.41 0.41 (0.01) — (0.01) 3.11 14.96 1,081,974 0.54 0.54 0.09 39
2022 . . . . 3.94 0.01 (0.95) (0.94) (0.00)
‡
(0.29) (0.29) 2.71 (23.77) 1,008,774 0.53 0.53 0.23 46
2021 . . . . 4.09 0.01 0.41 0.42 (0.01) (0.56) (0.57) 3.94 10.18 1,375,568 0.53 0.52 0.13 30
Index 400 Stock Portfolio
2025 . . . . $ 2.35 $ 0.03 $ 0.13 $ 0.16 $ (0.03) $ (0.15) $ (0.18) $ 2.33 7.24% $ 1,489,285 0.28% 0.24% 1.25% 15%
2024 . . . . 2.17 0.03 0.26 0.29 (0.03) (0.08) (0.11) 2.35 13.63 1,402,515 0.28 0.24 1.26 16
2023 . . . . 1.97 0.03 0.29 0.32 (0.03) (0.09) (0.12) 2.17 16.15 1,290,814 0.28 0.25 1.42 19
2022 . . . . 2.57 0.03 (0.38) (0.35) (0.02) (0.23) (0.25) 1.97 (13.26) 1,137,710 0.28 0.25 1.34 14
2021 . . . . 2.15 0.03 0.49 0.52 (0.02) (0.08) (0.10) 2.57 24.46 1,335,937 0.27 0.24 1.03 20
Mid Cap Value Portfolio
2025 . . . . $ 1.53 $ 0.03 $ 0.10 $ 0.13 $ (0.04) $ (0.10) $ (0.14) $ 1.52 9.16% $ 657,101 0.88% 0.71% 2.04% 75%
2024 . . . . 1.48 0.03 0.10 0.13 (0.03) (0.05) (0.08) 1.53 8.65 632,435 0.88 0.72 2.04 57
2023 . . . . 1.64 0.03 0.06 0.09 (0.04) (0.21) (0.25) 1.48 6.26 665,543 0.88 0.72 2.17 50
2022 . . . . 2.00 0.04 (0.08) (0.04) (0.04) (0.28) (0.32) 1.64 (1.15) 650,964 0.88 0.72 2.10 74
2021 . . . . 1.65 0.03 0.35 0.38 (0.02) (0.01) (0.03) 2.00 23.27 704,855 0.88 0.72 1.54 54
Small Cap Growth Stock Portfolio
2025 . . . . $ 2.53 $ (0.00)
‡
$ 0.16 $ 0.16 $ — $ (0.13) $ (0.13) $ 2.56 6.93% $ 758,947 0.56% 0.56% (0.08)% 88%
2024 . . . . 2.24 (0.00)
‡
0.30 0.30 (0.01) — (0.01) 2.53 13.18 733,031 0.56 0.56 (0.06) 68
2023 . . . . 1.89 0.00
‡
0.35 0.35 (0.00)
‡
— (0.00)
‡
2.24 18.36 686,669 0.56 0.56 0.17 64
2022 . . . . 3.22 0.00
‡
(0.90) (0.90) — (0.43) (0.43) 1.89 (28.49) 594,877 0.56 0.56 0.05 52
2021 . . . . 3.42 (0.00)
‡
0.15 0.15 (0.00)
‡
(0.35) (0.35) 3.22 4.11 830,014 0.54 0.54 (0.06) 43
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 600 Stock Portfolio
2025 . . . . $ 1.60 $ 0.02 $ 0.07 $ 0.09 $ (0.02) $ (0.08) $ (0.10) $ 1.59 5.78% $ 514,579 0.26% 0.26% 1.24% 24%
2024 . . . . 1.53 0.02 0.10 0.12 (0.02) (0.03) (0.05) 1.60 8.43 476,360 0.27 0.27 1.29 19
2023 . . . . 1.39 0.02 0.20 0.22 (0.02) (0.06) (0.08) 1.53 15.76 437,546 0.28 0.28 1.45 25
2022 . . . . 1.85 0.02 (0.32) (0.30) (0.02) (0.14) (0.16) 1.39 (16.37) 371,552 0.28 0.28 1.12 16
2021 . . . . 1.50 0.02 0.37 0.39 (0.01) (0.03) (0.04) 1.85 26.22 434,426 0.27 0.27 1.28 22
Small Cap Value Portfolio
2025 . . . . $ 2.02 $ 0.01 $ 0.14 $ 0.15 $ (0.02) $ (0.20) $ (0.22) $ 1.95 7.41% $ 575,961 0.88% 0.87% 0.68% 40%
2024 . . . . 1.91 0.01 0.19 0.20 (0.02) (0.07) (0.09) 2.02 10.36 578,679 0.88 0.87 0.73 32
2023 . . . . 1.81 0.02 0.22 0.24 (0.01) (0.13) (0.14) 1.91 13.85 575,849 0.88 0.87 0.82 29
2022 . . . . 2.58 0.01 (0.48) (0.47) (0.01) (0.29) (0.30) 1.81 (18.53) 535,618 0.88 0.87 0.50 27
2021 . . . . 2.20 0.01 0.49 0.50 (0.01) (0.11) (0.12) 2.58 23.00 685,304 0.87 0.86 0.27 22
International Growth Portfolio
2025 . . . . $ 1.94 $ 0.02 $ 0.34 $ 0.36 $ (0.02) $ (0.08) $ (0.10) $ 2.20 18.70% $ 1,141,879 0.62% 0.61% 0.89% 39%
2024 . . . . 1.90 0.02 0.09 0.11 (0.02) (0.05) (0.07) 1.94 5.30 1,044,160 0.61 0.61 0.80 23
2023 . . . . 1.63 0.02 0.31 0.33 (0.02) (0.04) (0.06) 1.90 20.77 1,018,872 0.62 0.62 0.99 21
2022 . . . . 2.40 0.02 (0.58) (0.56) (0.01) (0.20) (0.21) 1.63 (23.13) 893,048 0.62 0.62 0.84 15
2021 . . . . 2.14 0.01 0.33 0.34 (0.01) (0.07) (0.08) 2.40 15.92 1,068,232 0.62 0.61 0.51 25
Research International Core Portfolio
2025 . . . . $ 1.08 $ 0.03 $ 0.22 $ 0.25 $ (0.02) $ (0.02) $ (0.04) $ 1.29 22.98% $ 996,174 0.79% 0.71% 2.10% 42%
2024 . . . . 1.07 0.02 0.02 0.04 (0.02) (0.01) (0.03) 1.08 3.25 858,304 0.79 0.72 1.77 21
2023 . . . . 0.98 0.02 0.11 0.13 (0.02) (0.02) (0.04) 1.07 12.95 828,651 0.80 0.75 1.87 15
2022 . . . . 1.29 0.02 (0.25) (0.23) (0.02) (0.06) (0.08) 0.98 (17.16) 744,073 0.80 0.75 1.83 25
2021 . . . . 1.18 0.02 0.12 0.14 (0.01) (0.02) (0.03) 1.29 12.07 963,103 0.78 0.73 1.37 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
International Equity Portfolio
2025 . . . . $ 1.59 $ 0.05 $ 0.56 $ 0.61 $ (0.05) $ (0.02) $ (0.07) $ 2.13 38.35% $ 2,379,012 0.68% 0.68% 2.52% 16%
2024 . . . . 1.58 0.04 0.02 0.06 (0.05) — (0.05) 1.59 3.94 1,877,350 0.68 0.68 2.52 19
2023 . . . . 1.40 0.04 0.19 0.23 (0.05) — (0.05) 1.58 16.09 1,877,275 0.68 0.68 2.65 14
2022 . . . . 1.59 0.04 (0.15) (0.11) (0.04) (0.04) (0.08) 1.40 (6.83) 1,726,196 0.69 0.63 2.69 13
2021 . . . . 1.55 0.04 0.04 0.08 (0.04) — (0.04) 1.59 5.00 1,865,208 0.68 0.51 2.30 118
Emerging Markets Equity Portfolio
2025 . . . . $ 0.96 $ 0.02 $ 0.30 $ 0.32 $ (0.01) $ — $ (0.01) $ 1.27 34.19% $ 1,299,101 1.05% 0.85% 1.59% 35%
2024 . . . . 0.93 0.02 0.02 0.04 (0.01) — (0.01) 0.96 4.02 1,044,151 1.08 0.89 1.66 38
2023 . . . . 0.89 0.02 0.04 0.06 (0.02) — (0.02) 0.93 6.91 921,817 1.10 0.91 1.89 24
2022 . . . . 1.32 0.01 (0.35) (0.34) (0.01) (0.08) (0.09) 0.89 (25.28) 854,238 1.09 0.91 1.29 33
2021 . . . . 1.39 0.02 (0.08) (0.06) (0.01) — (0.01) 1.32 (4.55) 993,493 1.06 0.91 1.14 33
Government Money Market Portfolio
2025 . . . . $ 1.00 $ 0.04 $ 0.00
‡
$ 0.04 $ (0.04) $ (0.00)
‡
$ (0.04) $ 1.00 4.03% $ 500,032 0.33% 0.33% 3.95% —%
2024 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.99 504,732 0.33 0.33 4.87 —
2023 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.83 526,384 0.33 0.33 4.72 —
2022 . . . . 1.00 0.01 — 0.01 (0.01) (0.00)
‡
(0.01) 1.00 1.36 542,517 0.33 0.28
**
1.40 —
2021 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 — 488,858 0.33 0.08
**
0.00 —
Short-Term Bond Portfolio
2025 . . . . $ 1.04 $ 0.04 $ 0.01 $ 0.05 $ (0.04) $ — $ (0.04) $ 1.05 5.70% $ 402,401 0.40% 0.40% 4.23% 113%
§
2024 . . . . 1.02 0.04 0.02 0.06 (0.04) — (0.04) 1.04 5.04 390,253 0.40 0.40 4.13 116
§
2023 . . . . 0.99 0.03 0.02 0.05 (0.02) — (0.02) 1.02 5.26 385,232 0.38 0.38 3.38 56
§
2022 . . . . 1.05 0.02 (0.07) (0.05) (0.01) (0.00)
‡
(0.01) 0.99 (4.52) 382,738 0.38 0.38 1.90 54
§
2021 . . . . 1.08 0.01 (0.02) (0.01) (0.02) (0.00)
‡
(0.02) 1.05 (0.10) 412,284 0.38 0.38 1.27 46
§
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
‡
Amount is less than $0.005.
**
During the years ended December 31, 2022 and 2021, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio. The
Government Money Market Portfolio's net expense ratio would increase by an amount of 0.04% and 0.25%, respectively, if such voluntary waiver were excluded for the years ended December
31, 2022 and 2021.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Select Bond Portfolio
2025 . . . . $ 1.08 $ 0.05 $ 0.03 $ 0.08 $ (0.05) $ — $ (0.05) $ 1.11 7.45% $ 2,854,677 0.32% 0.31% 4.37% 234%
§
2024 . . . . 1.10 0.05 (0.03) 0.02 (0.04) — (0.04) 1.08 1.76 2,804,436 0.31 0.31 4.33 234
§
2023 . . . . 1.07 0.04 0.02 0.06 (0.03) — (0.03) 1.10 6.19 2,903,697 0.31 0.31 3.86 248
§
2022 . . . . 1.26 0.03 (0.20) (0.17) (0.02) (0.00)
‡
(0.02) 1.07 (13.33) 2,786,616 0.31 0.31 2.30 275
§
2021 . . . . 1.37 0.02 (0.04) (0.02) (0.03) (0.06) (0.09) 1.26 (1.59) 3,428,416 0.31 0.30 1.15 272
§
Long-Term U.S. Government Bond Portfolio
2025 . . . . $ 0.60 $ 0.02 $ 0.01 $ 0.03 $ (0.02) $ — $ (0.02) $ 0.61 6.15% $ 121,075 2.50%
**
2.45%
**
3.38% 14%
§
2024 . . . . 0.66 0.02 (0.06) (0.04) (0.02) — (0.02) 0.60 (5.78) 114,458 2.73
**
2.68
**
2.76 44
§
2023 . . . . 0.65 0.02 0.01 0.03 (0.02) — (0.02) 0.66 3.33 121,049 2.21
**
2.16
**
2.67 32
§
2022 . . . . 0.94 0.02 (0.30) (0.28) (0.01) — (0.01) 0.65 (29.53) 100,157 1.02
**
0.98
**
2.49 27
§
2021 . . . . 1.21 0.02 (0.08) (0.06) (0.01) (0.20) (0.21) 0.94 (5.37) 138,869 0.67
**
0.67
**
1.73 28
§
Inflation Managed Portfolio
2025 . . . . $ 1.02 $ 0.04 $ 0.03 $ 0.07 $ (0.05) $ — $ (0.05) $ 1.04 6.51% $ 419,511 0.59% 0.46% 3.90% 42%
§
2024 . . . . 1.04 0.03 (0.02) 0.01 (0.03) — (0.03) 1.02 1.96 408,498 0.59 0.45 3.22 50
2023 . . . . 1.05 0.03 0.01 0.04 (0.05) — (0.05) 1.04 3.90 417,289 0.58 0.52 3.06 41
§
2022 . . . . 1.28 0.05 (0.21) (0.16) (0.04) (0.03) (0.07) 1.05 (12.96) 423,548 0.57 0.54 4.44 51
2021 . . . . 1.21 0.04 0.04 0.08 (0.01) (0.00)
‡
(0.01) 1.28 6.61 513,931 0.56 0.53 3.17 78
High Yield Bond Portfolio
2025 . . . . $ 0.67 $ 0.04 $ 0.01 $ 0.05 $ (0.04) $ — $ (0.04) $ 0.68 8.49% $ 712,641 0.46% 0.46% 5.86% 35%
2024 . . . . 0.67 0.04 — 0.04 (0.04) — (0.04) 0.67 6.38 695,777 0.46 0.46 5.91 26
2023 . . . . 0.63 0.04 0.04 0.08 (0.04) — (0.04) 0.67 13.24 744,344 0.45 0.45 6.12 17
2022 . . . . 0.75 0.04 (0.12) (0.08) (0.04) — (0.04) 0.63 (11.33) 689,405 0.45 0.45 5.54 19
2021 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 5.31 842,332 0.44 0.44 4.87 35
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.70% and 0.65%
respectively in 2025, 0.70% and 0.65% respectively in 2024, 0.69% and 0.65% respectively in 2023, 0.68% and 0.65% respectively in 2022, and 0.65% and 0.65% respectively in 2021.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Multi-Sector Bond Portfolio
2025 . . . . $ 0.99 $ 0.05 $ 0.05 $ 0.10 $ (0.06) $ — $ (0.06) $ 1.03 10.00% $ 1,378,284 0.85%
**
0.75%
**
5.17% 36%
§
2024 . . . . 0.97 0.05 0.02 0.07 (0.05) — (0.05) 0.99 6.42 1,305,012 0.86
**
0.75
**
5.13 34
§
2023 . . . . 0.91 0.04 0.04 0.08 (0.02) — (0.02) 0.97 9.71 1,199,679 0.83
**
0.73
**
4.53 26
§
2022 . . . . 1.13 0.03 (0.21) (0.18) (0.04) (0.00)
‡
(0.04) 0.91 (15.39) 1,112,579 0.81
**
0.72
**
3.48 18
2021 . . . . 1.16 0.03 (0.03) 0.00
‡
(0.02) (0.01) (0.03) 1.13 (0.08) 1,316,651 0.81
**
0.71
**
2.90 21
Active/Passive Very Aggressive Portfolio
2025
***
. . . $ 1.00 $ 0.02 $ 0.07 $ 0.09 $ (0.01) $ (0.02) $ (0.03) $ 1.06 9.81% $ 49,716 0. 45%
+
0.27%
+
2.99%
+
25%
++
Active/Passive Aggressive Portfolio
2025
***
. . . $ 1.00 $ 0.02 $ 0.07 $ 0.09 $ (0.02) $ (0.02) $ (0.04) $ 1.05 8.22% $ 53,272 0. 43%
+
0.27%
+
4.01%
+
28%
++
Active/Passive Moderate Portfolio
2025 . . . . $ 1.12 $ 0.03 $ 0.13 $ 0.16 $ (0.03) $ (0.03) $ (0.06) $ 1.22 14.46% $ 298,981 0.32% 0.15% 2.58% 22%
2024 . . . . 1.08 0.03 0.07 0.10 (0.02) (0.04) (0.06) 1.12 9.72 272,773 0.58 0.13 2.29 26
2023 . . . . 1.01 0.02 0.14 0.16 (0.02) (0.07) (0.09) 1.08 15.24 273,823 0.58 0.10 1.95 11
2022 . . . . 1.33 0.02 (0.23) (0.21) (0.03) (0.08) (0.11) 1.01 (14.83) 257,699 0.57 0.09 1.46 35
2021 . . . . 1.29 0.02 0.12 0.14 (0.03) (0.07) (0.10) 1.33 10.45 320,737 0.55 0.09 1.37 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.83% and 0.72%
respectively in 2025, 0.82% and 0.72% respectively in 2024, 0.83% and 0.73% respectively in 2023, 0.81% and 0.71% respectively in 2022, and 0.80% and 0.71% respectively in 2021.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.
***
For the period June 30, 2025 (commencement of operations) to December 31, 2025.
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Active/Passive Balanced Portfolio
2025 . . . . $ 1.33 $ 0.04 $ 0.12 $ 0.16 $ (0.04) $ (0.04) $ (0.08) $ 1.41 12.19% $ 1,968,661 0.21% 0.11% 3.11% 16%
2024 . . . . 1.29 0.04 0.06 0.10 (0.03) (0.03) (0.06) 1.33 7.43 1,915,820 0.31 0.09 2.73 29
2023 . . . . 1.21 0.03 0.13 0.16 (0.03) (0.05) (0.08) 1.29 13.07 1,962,442 0.31 0.06 2.15 9
2022 . . . . 1.57 0.02 (0.24) (0.22) (0.05) (0.09) (0.14) 1.21 (14.14) 1,883,127 0.31 0.06 1.54 30
2021 . . . . 1.57 0.02 0.10 0.12 (0.04) (0.08) (0.12) 1.57 7.56 2,381,573 0.31 0.06 1.51 20
Active/Passive Conservative Portfolio
2025
***
. . . $ 1.00 $ 0.03 $ 0.02 $ 0.05 $ (0.03) $ (0.01) $ (0.04) $ 1.01 4.81% $ 29,544 0. 54%
+
0.27%
+
5.79%
+
9%
++
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
***
For the period June 30, 2025 (commencement of operations) to December 31, 2025.
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Notes to Financial Statements
Note 1. Organization
Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation
Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio,
Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap
Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth
Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government
Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio,
Inflation Managed Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Active/Passive Very Aggressive Portfolio,
Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio and Active/Passive
Conservative Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).
The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.
The Active/Passive Very Aggressive Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/
Passive Balanced Portfolio and Active/Passive Conservative Portfolio (collectively, “Allocation Portfolios”) each operate as
“fund-of-funds”. Each of these Allocation Portfolios invest in a combination of both actively managed and passive underlying
Portfolios of the Series Fund and exchange traded funds which are not portfolios of the Series Fund.
The following Portfolio names changed in 2025:
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.
Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue
Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.
Former Name New Name Effective Date
Inflation Protection Portfolio Inflation Managed Portfolio September 15, 2025
Active/Passive All Equity Portfolio Active/Passive Very Aggressive Portfolio September 15, 2025
Asset Allocation Portfolio Active/Passive Moderate Portfolio July 1, 2025
Balanced Portfolio Active/Passive Balanced Portfolio July 1, 2025

Notes to Financial Statements
In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2022 to 2025) for major jurisdictions and concluded there was no material impact to the Portfolios' net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.
E. Segment Reporting — Collectively, the Series Fund President, Series Fund Chief Financial Officer and the Chief Investment
Officer of Mason Street Advisors, LLC (“MSA” and the Series Fund investment adviser) act as the Portfolios’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each
Portfolio as a whole and that each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Portfolio’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within each
Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.
F. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is specific identification. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-
dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.
Note 3. Security Valuation
For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.
The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:
Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)
The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.
The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’

Notes to Financial Statements
investments classified as Level 1 and Level 2 in the fair value hierarchy:
Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.
Fixed income securities, including corporate, short-term investments (other than in the Government Money Market
Portfolio), convertible, municipal bonds, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 in the fair value hierarchy.
Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.
Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.
All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.
Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’

Notes to Financial Statements
investments classified as Level 3 in the fair value hierarchy:
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”).
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data ( e.g. trade information or broker quotes). The factors considered in reaching these values at December 31, 2025 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security.
A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of
Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of December 31, 2025, there were no Portfolios, other than the Multi-
Sector Bond Portfolio, that owned a material amount of Level 3 securities.
The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of MSA. Securities for which market quotations are readily available are priced at market value and all other securities and assets are valued at fair value as determined in good faith by the Board. The Board has designated MSA as “valuation designee” under Rule 2a-5 of the 1940 Act to perform fair value determinations for the Portfolios’ investments that do not have readily available market quotations, subject to the
Board’s oversight. MSA has adopted Valuation Policies and Procedures that govern MSA’s responsibilities for executing the fair valuation process. While the Board has designated MSA as valuation designee, the Board oversees MSA in its role as valuation designee.
Note 4. Securities and Other Investments
A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.
B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Notes to Financial Statements
D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.
The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.
E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.
F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-
indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.
G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and
Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.
H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price

Notes to Financial Statements
of those securities. For the year ended December 31, 2025, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.
I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan.
The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations.
J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The
Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest
payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the
Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.
Note 5. Derivative Instruments
The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the
Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of
Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.
Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as
“Collateral with Counterparty” on the Statements of Assets and Liabilities.
A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the
Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to Financial Statements
B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.
C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.
Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security.
Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.
D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”)
or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the
Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of
Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Notes to Financial Statements
Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.
Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically credit indices, corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.
As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the
Schedules of Investments.
If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.
E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of December 31, 2025, are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 500 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ - Payables – Variation Margin (Futures) $ 311
Large Company Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 5 Payables – Foreign Currency 34

Notes to Financial Statements
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Domestic Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency $ 34 Payables – Foreign Currency $ 82
Index 400 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 55
Mid Cap Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 52 Payables – Foreign Currency 114
Index 600 Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 39
International Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 3,755 Payables – Foreign Currency 2,475
Short-Term Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
43 Payables – Variation Margin (Futures) 32
Long-Term U.S. Government Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
72 Payables – Variation Margin (Futures) 10
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
18 Payables – Variation Margin (Cleared
Swap)
-
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
5
Inflation Managed Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 102 Payables – Foreign Currency 173
Interest rate contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 20
Inflation contracts Receivables –Variation Margin
(Cleared Swap)
23 Payables – Variation Margin (Cleared
Swap)
8
Inflation contracts Receivables – Outstanding Swaps
Contracts, at Value
6,512 Payables – Outstanding Swaps
Contracts, at Value
310
Multi-Sector Bond Portfolio
Credit contracts Receivables – Outstanding Swaps
Contracts, at Value
767 Payables – Outstanding Swaps
Contracts, at Value
43
Credit contracts Receivables – Variation Margin
(Cleared Swap)
5 Payables – Variation Margin (Cleared
Swap)
62
Forward foreign
currency contracts
Receivables – Foreign Currency 1,038 Payables – Foreign Currency 3,702
Interest rate contracts Receivables – Variation Margin
(Futures)
40 Payables – Variation Margin (Futures) 300
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
463 Payables – Variation Margin (Cleared
Swap)
19
Active/Passive Moderate Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Active Passive Balanced Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-

Notes to Financial Statements
Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the year ended December
31, 2025 are (amounts in thousands):
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 5,741 $ − $ − $ 5,741
Large Company Value Portfolio
Forward foreign currency contracts − − (890) − (890)
Domestic Equity Portfolio
Forward foreign currency contracts − − (375) − (375)
Equity Income Portfolio
Forward foreign currency contracts − − 42 − 42
Index 400 Stock Portfolio
Equity contracts − 908 − − 908
Mid Cap Value Portfolio
Forward foreign currency contracts − − (3,647) − (3,647)
Index 600 Stock Portfolio
Equity contracts − 202 − − 202
International Growth Portfolio
Forward foreign currency contracts − − (55) − (55)
Research International Core Portfolio
Forward foreign currency contracts − − 126 − 126
International Equity Portfolio
Forward foreign currency contracts − − 4,275 − 4,275
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (934) − (934)
Short-Term Bond Portfolio
Credit contracts − − − 32 32
Interest rate contracts − (19) − − (19)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 93 (740) − (561) (1,208)
Inflation Managed Portfolio
Forward foreign currency contracts − − 426 − 426
Interest rate contracts − 163 − − 163
Inflation contracts − − − 2,010 2,010
Multi-Sector Bond Portfolio
Credit contracts − − − 7,900 7,900
Forward foreign currency contracts − − (15,922) − (15,922)
Interest rate contracts 703 2,075 − 4,228 7,006
Active/Passive Moderate Portfolio
Commodity contracts − − − 677 677
Active/Passive Balanced Portfolio
Commodity contracts − − − 3,685 3,685

Notes to Financial Statements
Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the year ended December 31, 2025 are (amounts in thousands):
Volumes on derivative instruments by contract type and primary risk exposure, for the year ended December 31, 2025 are:
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 1,793 $ − $ − $ 1,793
Large Company Value Portfolio
Forward foreign currency contracts − − (172) − (172)
Domestic Equity Portfolio
Forward foreign currency contracts − − (48) − (48)
Equity Income Portfolio
Forward foreign currency contracts − − 6 − 6
Index 400 Stock Portfolio
Equity contracts − 368 − − 368
Mid Cap Value Portfolio
Forward foreign currency contracts − − (643) − (643)
Index 600 Stock Portfolio
Equity Contracts − (44) − − (44)
International Growth Portfolio
Forward foreign currency contracts − − 186 − 186
Research International Core Portfolio
Forward foreign currency contracts − − 439 − 439
International Equity Portfolio
Forward foreign currency contracts − − (3,631) − (3,631)
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − 132 − 132
Short-Term Bond Portfolio
Interest rate contracts − (280) − − (280)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 1 (229) − 857 629
Inflation Managed Portfolio
Forward foreign currency contracts − − (69) − (69)
Interest rate contracts − (32) − − (32)
Inflation contracts − − − (1,294) (1,294)
Multi-Sector Bond Portfolio
Credit contracts − − − (39) (39)
Forward foreign currency contracts − − (7,119) − (7,119)
Interest rate contracts 32 630 − (4,937) (4,275)
Active/Passive Moderate Portfolio
Commodity contracts − − − − −
Active/Passive Balanced Portfolio
Commodity contracts − − − − −
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Index 500 Stock Portfolio
Equity contracts − 181 − − −
Large Company Value Portfolio
Forward foreign currency contracts − − 14,771 − −

Notes to Financial Statements
Note 6. Portfolio Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company.
Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the
Portfolio may realize significantly less than the value at which it previously recorded those investments.
The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues,
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Domestic Equity Portfolio
Forward foreign currency contracts − − 18,180 − −
Index 400 Stock Portfolio
Equity contracts − 40 − − −
Mid Cap Value Portfolio
Forward foreign currency contracts − − 52,905 − −
Index 600 Stock Portfolio
Equity contracts − 21 − − −
International Equity Portfolio
Forward foreign currency contracts − − 183,550 − −
Short-Term Bond Portfolio
Credit contracts − − − 497 −
Interest rate contracts − 654 − − −
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 34 455 − 16,264 −
Inflation Managed Portfolio
Forward foreign currency contracts − − 19,494 − −
Interest rate contracts − 45 − − −
Inflation contracts − − − 170,883 −
Multi-Sector Bond Portfolio
Credit contracts − − − 257,095 −
Forward foreign currency contracts − − 740,827 − −
Interest rate contracts 23 2,455 − 895,945 14,200
Active/Passive Moderate Portfolio
Commodity contracts − − − 6,321 −
Active/Passive Balanced Portfolio
Commodity contracts − − − 34,401 −

Notes to Financial Statements
climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.
Master Netting Arrangements
The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase
Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-
buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master
Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.
Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.
Offsetting Assets and Liabilities
Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the
Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the year ended December 31, 2025, has been limited such that the net amount cannot be less than zero.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Notes to Financial Statements
Large Company Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ − $ − $ − $ (29) $ − $ (29) $ (29) $ − $ (29)
Goldman Sachs International − − − (1) − (1) (1) − (1)
Morgan Stanley Capital Services
LLC 5 − 5 (4) − (4) 1 (1) −
Total $ 5 $ − $ 5 $ (34) $ − $ (34) $ (29) $ (1) $ (30)
Domestic Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 16 $ − $ 16 $ − $ − $ − $ 16 $ − $ 16
Goldman Sachs International 18 − 18 (82) − (82) (64) − (64)
Total $ 34 $ − $ 34 $ (82) $ − $ (82) $ (48) $ − $ (48)
Mid Cap Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 10 $ − $ 10 $ (113) $ − $ (113) $ (103) $ − $ (103)
Goldman Sachs International 1 − 1 − − − 1 − 1
Morgan Stanley Capital Services
LLC 42 − 42 − − − 42 (42) −
Total $ 53 $ − $ 53 $ (113) $ − $ (113) $ (60) $ (42) $ (102)
International Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 252 $ − $ 252 $ (142) $ − $ (142) $ 110 $ − $ 110
Barclays Bank PLC 104 − 104 (139) − (139) (35) − (35)
Citibank NA 997 − 997 (346) − (346) 651 (651) −
Goldman Sachs Bank USA 52 − 52 (16) − (16) 36 − 36
HSBC Bank USA 736 − 736 (784) − (784) (48) 48 −
JP Morgan Chase Bank NA 295 − 295 (169) − (169) 126 − 126
Morgan Stanley And Co.
International PLC 1 − 1 (105) − (105) (104) 104 −
Standard Chartered Bank 115 − 115 (42) − (42) 73 − 73
State Street Bank And Trust
Company 85 − 85 (54) − (54) 31 − 31
UBS AG 1,115 − 1,115 (675) − (675) 440 (440) −
Total $ 3,752 $ − $ 3,752 $ (2,472) $ − $ (2,472) $ 1,280 $ (939) $ 341

Notes to Financial Statements
π - Amount is less than one thousand.
The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:
.
.
.
.
.
Inflation Managed Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ − $ 1,525 $ 1,525 $ − $ − $ − $ 1,525 $ (1,525) $ −
Barclays Bank PLC − − − − (310) (310) (310) − (310)
Goldman Sachs International − 4,987 4,987 − − − 4,987 (4,970) 17
Morgan Stanley Capital Services
LLC 102 − 102 (173) − (173) (71) − (71)
Total $ 102 $ 6,512 $ 6,614 $ (173) $ (310) $ (483) $ 6,131 $ (6,495) $ (364)
Multi-Sector Bond Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contracts Swaps
Total
Assets
Forward
Foreign
Currency
Contracts
Written
Options Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 23 $ − $ 23 $ (646) $ − $ − $ (646) $ (623) $ 623 $ −
Barclays Bank PLC 214 68 282 (47) − − (47) 235 (90) 145
BNP Paribas SA 174 211 385 (175) − − (175) 210 (210) −
Goldman Sachs Bank USA 281 − 281 (388) − (12) (400) (119) − (119)
HSBC Bank PLC 119 − 119 (1,922) − − (1,922) (1,803) 1,803 −
JP Morgan Chase Bank NA 214 480 694 (155) − − (155) 539 (511) 28
Morgan Stanley Capital Services
LLC − 8 8 − − (31) (31) (23) 23 −
NatWest Markets PLC − − − (10) − − (10) (10) − (10)
Royal Bank of Canada − − − (7) − − (7) (7) − (7)
UBS AG 5 − 5 (345) − − (345) (340) 340 −
Westpac Banking Corporation −π − −π − − − − −π − −π
Total $ 1,030 $ 767 $ 1,797 $ (3,695) $ − $ (43) $ (3,738) $ (1,941) $ 1,978 $ 37
Government Money Market Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Montreal $ 25,000 $ − $ − $ 25,000 $ (25,000) $ −
Bank of Nova Scotia 5,000 − − 5,000 (5,000) −
BNP Paribas 20,000 − − 20,000 (20,000) −
Citigroup Global Markets, Inc. 20,000 − − 20,000 (20,000) −
Goldman Sachs Group LP 25,000 − − 25,000 (25,000) −
Mitsubishi UFJ 25,000 − − 25,000 (25,000) −
Mizuho Securities 30,000 − − 30,000 (30,000) −
Natixis S.A. 30,000 − − 30,000 (30,000) −
TD Securities 25,000 − − 25,000 (25,000) −
Total $ 205,000 $ − $ − $ 205,000 $ (205,000) $ −

Notes to Financial Statements
The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the year ended December
31, 2025 was $68,616 (amount in thousands) at a weighted average interest rate of 4.388%. Average borrowings include sale-
buyback transactions.
The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the year ended December 31, 2025 was
$4,401 (amount in thousands) at a weighted average interest rate of 3.250%. Average borrowings include reverse repurchase agreements.
Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees
The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern
Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.
* Rate effective May 1, 2025. Prior to May 1, 2025, the rate for the investment advisory fee was graded by the asset size of the Portfolio according to the following schedule: 0.60% on the Portfolio’s first $100 million of average daily net assets, 0.50% on the next $150 million, and 0.40% on average daily net assets in excess of $250 million.
** Rate effective May 1, 2025. Prior to May 1, 2025, the rate for the investment advisory fee was a fixed annual rate of 0.30% based on the average daily net asset values of the Portfolio.
For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:
Long-Term U.S. Government Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Short Sales
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Goldman Sachs & Co. LLC $ − $ − $ (52,113) $ (52,113) $ 52,001 $ (112)
Morgan Stanley & Co. LLC − − (168,171) (168,171) 168,150 (21)
Total $ − $ − $(220,284) $ (220,284) $ 220,151 $ (133)
Multi-Sector Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Barclays Bank PLC $ − $ (1,849) $ − $ (1,849) $ 1,849 $ −
Citigroup Global Markets, Inc 5,000 − − 5,000 (5,000) −
Deutsche Bank Securities, Inc. 66,400 − − 66,400 (66,400) −
JP Morgan Securities PLC − (890) − (890) 890 −
Morgan Stanley & Co.
International PLC − (2,299) − (2,299) 2,270 (29)
Morgan Stanley & Co. LLC − (338) − (338) 338 −
Total $ 71,400 $ (5,376) $ − $ 66,024 $ (66,053) $ (29)
Portfolio Fee
Index 500 Stock Portfolio ............................... 0.20%
Index 400 Stock Portfolio ............................... 0.25%
Mid Cap Value Portfolio ................................. 0.85%
Small Cap Value Portfolio .............................. 0.85%
Government Money Market Portfolio ............. 0.30%
Select Bond Portfolio ..................................... 0.30%
Active/Passive Very Aggressive Portfolio ...... 0.15%
Active/Passive Aggressive Portfolio .............. 0.15%
Active/Passive Moderate Portfolio* ............... 0.15%
Active/Passive Balanced Portfolio** .............. 0.15%
Active/Passive Conservative Portfolio ........... 0.15%

Notes to Financial Statements
For certain Portfolios, MSA contractually agreed to waive the investment advisory fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:
Portfolio
First $50
Million
Next $50
Million
Excess Over
$100 Million
Growth Stock Portfolio ................................... 0.60% 0.50% 0.40%
Large Cap Core Stock Portfolio ..................... 0.60% 0.50% 0.40%
Mid Cap Growth Stock Portfolio .................... 0.80% 0.65% 0.50%
Small Cap Growth Stock Portfolio ................. 0.80% 0.65% 0.50%
High Yield Bond Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $100
Million
Next $400
Million
Excess Over
$500 Million
Focused Appreciation Portfolio ...................... 0.80% 0.75% 0.70%
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Large Company Value Portfolio ..................... 0.72% 0.67% 0.62%
Domestic Equity Portfolio .............................. 0.65% 0.55% 0.50%
International Growth Portfolio ........................ 0.75% 0.65% 0.55%
Short-Term Bond Portfolio ............................. 0.35% 0.33% 0.30%
Long-Term U.S. Government Bond Portfolio . 0.555% 0.515% 0.495%
Inflation Managed Portfolio ............................ 0.58% 0.55% 0.49%
Multi-Sector Bond Portfolio ............................ 0.79% 0.78% 0.77%
Portfolio
First $150
Million
Next $150
Million
Next $200
Million
Excess Over
$500 Million
Large Cap Blend Portfolio ............................. 0.77% 0.70% 0.62% 0.56%
Research International Core Portfolio ........... 0.88% 0.82% 0.75% 0.68%
Portfolio
First $500
Million
Excess
Over $500
Million
Equity Income Portfolio .................................. 0.65% 0.60%
Portfolio
First $200
Million
Excess
Over $200
Million
Index 600 Stock Portfolio ............................... 0.25% 0.20%
Portfolio
First $50
Million
Excess
Over $50
Million
International Equity Portfolio .......................... 0.85% 0.65%
Portfolio
First $250
Million
Next $250
Million
Next $500
Million
Excess Over
$1.0 Billion
Emerging Markets Equity Portfolio ................ 1.14% 1.08% 0.96% 0.78%
Portfolio Expiration
Focused Appreciation Portfolio ...................... 0.90% April 30, 2026
Large Cap Blend Portfolio ............................. 0.85% April 30, 2026
Large Company Value Portfolio ..................... 0.80% April 30, 2026
Domestic Equity Portfolio .............................. 0.75% April 30, 2026
Equity Income Portfolio .................................. 0.75% April 30, 2026

Notes to Financial Statements
Growth Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Focused Appreciation Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Large Cap Blend Portfolio – For the period from January 1, 2025 through April 30, 2025, MSA agreed to waive a portion of its investment advisory fee such that the investment advisory fee was 0.65% on the Portfolio’s first $150 million of average net assets, 0.60% on the next $350 million, and 0.56% on average net assets in excess of $500 million. Effective May 1, 2025, MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.65% on the Portfolio’s first $150 million of average net assets, 0.55% on the next $350 million, and 0.52% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Index 500 Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Large Company Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Domestic Equity Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Equity Income Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.56% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Portfolio Expiration
Mid Cap Value Portfolio ................................. 1.00% April 30, 2026
Index 600 Stock Portfolio ............................... 0.35% April 30, 2026
Small Cap Value Portfolio .............................. 1.00% April 30, 2026
International Growth Portfolio ........................ 1.10% April 30, 2026
Research International Core Portfolio ........... 1.15% April 30, 2026
Emerging Markets Equity Portfolio ................ 1.50% April 30, 2026
Short-Term Bond Portfolio ............................. 0.45% April 30, 2026
Long-Term U.S. Government Bond Portfolio . 0.65% April 30, 2026
Inflation Managed Portfolio ............................ 0.65% April 30, 2026
Multi-Sector Bond Portfolio ............................ 0.90% April 30, 2026
Active/Passive Very Aggressive Portfolio ...... 0.27% April 30, 2026
Active/Passive Aggressive Portfolio .............. 0.27% April 30, 2026
Active/Passive Moderate Portfolio ................. 0.75% April 30, 2026
Active/Passive Conservative Portfolio ........... 0.27% April 30, 2026

Notes to Financial Statements
Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and
0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2026.
Index 400 Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Mid Cap Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.78% on the Portfolio’s first $150 million of average net assets, 0.66% on the next $350 million, and 0.63% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Small Cap Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of
$500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
International Growth Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Research International Core Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.80% on the Portfolio’s first $150 million of average net assets, 0.74% on the next $150 million,
0.67% on the next $200 million, and 0.60% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
International Equity Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Emerging Markets Equity Portfolio – For the period from January 1, 2025 through July 31, 2025, MSA agreed to waive a portion of its investment advisory fee such that its investment advisory fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. Effective August 1, 2025, MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.84% on the Portfolio’s first $250 million of average net assets, 0.76% on the next $250 million, and 0.68% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after
April 30, 2026.
Government Money Market Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Short-Term Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Select Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion.
MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million,

Notes to Financial Statements
0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Inflation Managed Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.42% on the Portfolio’s first $100 million of average net assets, 0.40% on the next $150 million, and 0.38% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
High Yield Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.73% on the Portfolio’s first $100 million of average net assets, 0.72% on the next $150 million, 0.69% on the next $250 million, and 0.64% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Very Aggressive Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after
April 30, 2026.
Active/Passive Aggressive Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Moderate Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Balanced Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Active/Passive Conservative Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after
April 30, 2026.
Waivers are not recoupable in future periods.
With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such
Portfolio out of its investment advisory fee.
Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.
Note 8. Income Taxes
Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.
It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies

Notes to Financial Statements
and paydowns on structured product investments.
A summary of the Portfolios’ capital loss carryovers as of December 31, 2025 is provided below:
Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.
When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains.
The tax character of distributions paid for the years ended December 31, 2025 and 2024 was as follows:
Capital
Loss
Carryover
Losses
Utilized
(Amounts in thousands)
Emerging Markets Equity Portfolio .............. $ 4,141 $ 102,389
Short-Term Bond Portfolio ......................... 13,713 799
Select Bond Portfolio ................................ 474,187 4,366
Long-Term U.S. Government Bond Portfolio .. 28,069 –
Inflation Managed Portfolio ........................ 29,621 652
High Yield Bond Portfolio .......................... 50,818 105
Multi-Sector Bond Portfolio ........................ 115,598 12,699
2025 Distributions
Paid From:
2024 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
Ordinary
Income
Long-term
Capital Gain
(Amounts in thousands)
Growth Stock Portfolio ................................. $ 1,228 $ 24,863 $ 1,260 $ —
Focused Appreciation Portfolio ........................... — 201,020 — 121,060
Large Cap Core Stock Portfolio ........................... 9,455 107,486 5,581 34,308
Large Cap Blend Portfolio ............................... 11,434 10,187 6,98 6 32,889
Index 500 Stock Portfolio ............................... 75,427 233,342 76,347 102,573
Large Company Value Portfolio ........................... 4,404 8,117 3,915 4,950
Domestic Equity Portfolio ............................... 24,240 93,852 21,844 80,337
Equity Income Portfolio ................................. 15,703 67,720 18,517 23,276
Mid Cap Growth Stock Portfolio ........................... 7,537 169,150 944 —
Index 400 Stock Portfolio ............................... 39,843 69,123 18,277 44,010
Mid Cap Value Portfolio ................................. 26,509 32,130 18,818 13,797
Small Cap Growth Stock Portfolio ......................... — 38,477 2,597 —
Index 600 Stock Portfolio ............................... 6,888 23,636 5,413 10,051
Small Cap Value Portfolio ............................... 7,101 51,356 4,766 19,55 5
International Growth Portfolio ............................ 9,765 40,819 9,209 26,315
Research International Core Portfolio ...................... 16,766 13,851 15, 800 5,020
International Equity Portfolio ............................. 58,822 21,478 55,095 —
Emerging Markets Equity Portfolio ......................... 13,959 — 15,666 —
Government Money Market Portfolio ....................... 19,935 — 25,286 9
Short-Term Bond Portfolio ............................... 16,160 — 13,119 —
Select Bond Portfolio ................................... 125,101 — 110,410 —
Long-Term U.S. Government Bond Portfolio ................. 4,085 — 3,761 —
Inflation Managed Portfolio .............................. 18,119 — 12,928 —
High Yield Bond Portfolio ................................ 41,921 — 43,835 —
Multi-Sector Bond Portfolio .............................. 73,244 — 65,277 —
Active/Passive Very Aggressive Portfolio .................... 840 735 — —
Active/Passive Aggressive Portfolio ........................ 1,060 634 — —
Active/Passive Moderate Portfolio ......................... 6,882 7,883 5,50 3 8,203
Active/Passive Balanced Portfolio ......................... 56,628 46,298 42,536 38,644
Active/Passive Conservative Portfolio ...................... 869 157 — —

Notes to Financial Statements
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Any differences between distributable earnings on a tax basis and distributable earnings as shown on the statement of assets and liabilities are due to timing differences, which include capital gains taxes on unrealized appreciation and reserves for past due receivables.
During the year ended December 31, 2025, the Portfolios paid income and/or capital gains taxes in various foreign jurisdictions.
Where material, taxes paid, net of any refunds received, with respect to the following jurisdictions representing 5% or more of the total were as follows (in thousands):
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Growth Stock Portfolio ............................................................. $ 939 $ 126,196 $ – $ 865,072
Focused Appreciation Portfolio .................................................. – 100,704 – 883,767
Large Cap Core Stock Portfolio ................................................. 18,036 71,395 – 194,012
Large Cap Blend Portfolio ........................................................ 2,193 17,506 – 32,858
Index 500 Stock Portfolio ......................................................... 77,530 210,806 – 5,492,201
Large Company Value Portfolio ................................................. 4,880 7,510 – 15,518
Domestic Equity Portfolio ......................................................... 24,764 84,370 – 140,794
Equity Income Portfolio ............................................................ 15,652 65,865 – 171,517
Mid Cap Growth Stock Portfolio ................................................. 15,089 785 – 104,456
Index 400 Stock Portfolio ......................................................... 19,270 68,165 – 418,111
Mid Cap Value Portfolio ........................................................... 26,080 21,408 – 9,422
Small Cap Growth Stock Portfolio .............................................. – 39,097 – 131,263
Index 600 Stock Portfolio ......................................................... 26,835 16,556 – 68,905
Small Cap Value Portfolio ......................................................... 3,878 42,307 – 113,262
International Growth Portfolio .................................................... 12,955 151,270 – 278,308
Research International Core Portfolio ......................................... 40,747 75,053 – 211,488
International Equity Portfolio ..................................................... 84,228 78,736 – 531,317
Emerging Markets Equity Portfolio ............................................. 21,570 – (4,141) 337,399
Government Money Market Portfolio .......................................... – – – –
Short-Term Bond Portfolio ........................................................ 16,741 – (13,713) 1,684
Select Bond Portfolio ............................................................... 124,283 – (474,187) (8,460)
Long-Term U.S. Government Bond Portfolio ................................. 4,569 – (28,069) (46,687)
Inflation Managed Portfolio ....................................................... 17,556 – (29,621) (20,358)
High Yield Bond Portfolio ......................................................... 40,986 – (50,818) (5,848)
Multi-Sector Bond Portfolio ....................................................... 78,033 – (115,598) (20,025)
Active/Passive Very Aggressive Portfolio ..................................... 345 7 – 1,221
Active/Passive Aggressive Portfolio ............................................ 311 6 – 882
Active/Passive Moderate Portfolio .............................................. 9,056 16,156 – 22,021
Active/Passive Balanced Portfolio .............................................. 69,039 69,427 – 58,615
Active/Passive Conservative Portfolio ......................................... 43 10 – 168
International
Growth
Portfolio
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
(Amounts in thousands)
Belgium ................................................................................ $ 53 $ – $ – $ –
Brazil ................................................................................... – – 359 –
Canada ................................................................................ – – 440 –
China ................................................................................... – – – 416
Denmark .............................................................................. 122 – – –
Finland ................................................................................. 45 – – –
France ................................................................................. 294 701 2,022 –
Germany .............................................................................. 270 206 734 –
India .................................................................................... 59 – – 3,462
Indonesia .............................................................................. – – – 434
Italy ..................................................................................... 51 – – –
Japan .................................................................................. 153 350 339 –
Republic of Korea ................................................................... – – – 652
Mexico ................................................................................. – – – 360

Notes to Financial Statements
Note 9. Voluntary Reimbursements
Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements, included in Unaffiliated Dividends on the Statements of Operations, are recorded when foreign dividend taxes are accrued.
Voluntary reimbursements for the year ended December 31, 2025 are summarized below (amounts in thousands):
Note 10. Guarantees
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.
Note 11. Investment Income and Securities Transactions
For the year ended December 31, 2025, transactions in securities other than short term investments were:
International
Growth
Portfolio
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
(Amounts in thousands)
Netherlands .......................................................................... $ 181 $ 321 $ 443 $ –
Sweden ................................................................................ 224 – – –
Switzerland ........................................................................... (777) (152) – –
Taiwan ................................................................................. 108 – – 752
All Others ............................................................................. 88 629 1,087 288
Total $ 871 $ 2,055 $ 5,424 $ 6,364
Portfolio
2025
Reimbursements
International Growth Portfolio ............................ $ 1,070
International Equity Portfolio ............................. 4,137
Research International Core Portfolio ...................... 1,834
Emerging Markets Equity Portfolio ......................... 1,965
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
Growth Stock Portfolio ............................................................ $ 157,090 $ — $ 275,643 $ —
Focused Appreciation Portfolio ................................................. 33,530 — 190,924 —
Large Cap Core Stock Portfolio ................................................ 544,678 — 591,867 —
Large Cap Blend Portfolio ....................................................... 67,270 — 92,042 —
Index 500 Stock Portfolio ........................................................ 155,301 — 285,286 —
Large Company Value Portfolio ................................................ 161,551 — 166,053 —
Domestic Equity Portfolio ........................................................ 1,119,402 — 1,139,987 —
Equity Income Portfolio ........................................................... 203,301 — 239,161 —
Mid Cap Growth Stock Portfolio ................................................ 659,984 — 737,505 —
Index 400 Stock Portfolio ........................................................ 214,650 — 205,335 —
Mid Cap Value Portfolio .......................................................... 476,122 — 496,888 —
Small Cap Growth Stock Portfolio ............................................. 624,022 — 647,232 —
Index 600 Stock Portfolio ........................................................ 127,004 — 114,942 —
Small Cap Value Portfolio ........................................................ 219,267 — 247,186 —
International Growth Portfolio ................................................... 421,468 — 508,743 —
Research International Core Portfolio ........................................ 383,606 — 406,014 —

Notes to Financial Statements
Transactions with Affiliated Companies
The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”),
(i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the year ended December 31,
2025, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
International Equity Portfolio .................................................... $ 347,292 $ — $ 471,050 $ —
Emerging Markets Equity Portfolio ............................................ 404,583 — 492,345 —
Short-Term Bond Portfolio ....................................................... 176,582 276,184 141,089 289,027
Select Bond Portfolio .............................................................. 2,135,348 4,531,628 1,969,866 4,540,022
Long-Term U.S. Government Bond Portfolio ................................ 1,300 33,507 588 21,905
Inflation Managed Portfolio ...................................................... 151,162 33,947 108,135 54,135
High Yield Bond Portfolio ........................................................ 235,694 — 232,722 —
Multi-Sector Bond Portfolio ...................................................... 480,205 4,382 438,094 5,751
Active/Passive Very Aggressive Portfolio .................................... 56,012 — 8,862 —
Active/Passive Aggressive Portfolio ........................................... 61,822 — 10,428 —
Active/Passive Moderate Portfolio ............................................. 62,141 — 59,735 —
Active/Passive Balanced Portfolio ............................................. 304,008 — 371,019 —
Active/Passive Conservative Portfolio ........................................ 31,746 — 2,484 —
Cross Trade Sales
Portfolio
Cross Trade
Purchases Portfolio Proceeds
Net Realized Gain
(Loss) on Sales
Equity Income Portfolio $290 International Growth Portfolio $18,226 $8,284
International Growth Portfolio 29,187 Mid Cap Value Portfolio 29 (19)
Mid Cap Value Portfolio 95 Small Cap Growth Stock Portfolio 1,739 (450)
Small Cap Growth Stock Portfolio 394 Small Cap Value Portfolio 1,942 (466)

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Northwestern Mutual Series Fund, Inc. and Shareholders of each of the thirty funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Northwestern Mutual Series Fund, Inc., hereafter collectively referred to as the “Funds”) as of
December 31, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated
in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2)
Statement of operations and statement of cash flows for the year ended December 31, 2025, and statement of changes in net assets for the years ended
December 31, 2025 and 2024
(3)
Statement of operations and statement of changes in net assets for the period June 30, 2025 (commencement of operations) through December 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Milwaukee, WI
February 20, 2026
We have served as the auditor of one or more investment companies in Northwestern Mutual Series Fund, Inc. since 1984.
Growth Stock Portfolio
(1)
Mid Cap Value Portfolio
(1)
Select Bond Portfolio
(1)
Focused Appreciation Portfolio
(1)
Small Cap Growth Stock Portfolio
(1)
Long-Term U.S. Government Bond Portfolio
(2)
Large Cap Core Stock Portfolio
(1)
Index 600 Stock Portfolio
(1)
Inflation Managed Portfolio
(1)
Large Cap Blend Portfolio
(1)
Small Cap Value Portfolio
(1)
High Yield Bond Portfolio
(1)
Index 500 Stock Portfolio
(1)
International Growth Portfolio
(1)
Multi-Sector Bond Portfolio
(1)
Large Company Value Portfolio
(1)
Research International Core Portfolio
(1)
Active/Passive Very Aggressive Portfolio
(3)
Domestic Equity Portfolio
(1)
International Equity Portfolio
(1)
Active/Passive Aggressive Portfolio
(3)
Equity Income Portfolio
(1)
Emerging Markets Equity Portfolio
(1)
Active/Passive Moderate Portfolio
(1)
Mid Cap Growth Stock Portfolio
(1)
Government Money Market Portfolio
(1)
Active/Passive Balanced Portfolio
(1)
Index 400 Stock Portfolio
(1)
Short-Term Bond Portfolio
(1)
Active/Passive Conservative Portfolio
(3)

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements
ADR American Depositary Receipt
AFC Available Funds Cap security - Security accrues interest at an assumed or uncapped rate.  If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO Interest Only Security
PO Principal Only Security
GDR Global Depositary Receipt
RB Revenue Bond
CPURNSA U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR Interbank Offered Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
FTSE Financial Times Stock Exchange
SONIO Sterling Overnight Interbank Average Rate
DAC Designated Activity Company
TBA To Be Announced
CMT Constant Maturity Treasury
OIS Overnight Index Swaps
BBR Bank Bill Rate
BBSW Bank Bill Swap Reference Rate
DIFC Dubai International Financial Centre
BRL-CDI Brazil Interbank Deposit Rate
CAONREPO Canadian Overnight Repo Rate Average
EURIBOR Euro Interbank Offered Rate
PRIBOR Prague Interbank Offered Rate
ETF Exchange Traded Fund
Currency Abbreviations
AED United Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Renminbi - Offshore
CNY Chinese Yuan Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
KZT Kazakhstani Tenge
MXN Mexican New Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Northwestern Mutual Series Fund, Inc.
Annual Contract Review Process
Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.
At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason
Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the
“Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.
Board Approvals During the Six-Month Period Ended December 31, 2025
At its August 28, 2025 meeting, the Board, including the Directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors” or “Directors”), unanimously approved the continuance of the following Investment Sub-Advisory Agreements: (1) a Fourth Amended and Restated
Investment Sub-Advisory Agreement between Mason Street Advisors and American Century Investment Management, Inc.
(“American Century”), relating to the Series Fund’s Mid Cap Value, Large Company Value and Inflation Managed Portfolios;
(2) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Federated
Investment Management Company (“Federated”) relating to the Series Fund’s High Yield Bond Portfolio (together with an amendment thereto incorporating a sub-advisory fee reduction); and (3) a Third Amended and Restated Investment Sub-
Advisory Agreement between Mason Street Advisors and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) relating to the
Series Fund’s Focused Appreciation Portfolio. Each of the foregoing Investment Sub-Advisory Agreements approved by the
Board at its August 28, 2025 meeting continued the existing sub-advisory contract relationship with the named sub-advisers.
At its December 16, 2025 meeting, the Board, including the Independent Directors, unanimously approved the continuance of: (1) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and T. Rowe Price
Investment Management, Inc. (“TRPIM”) dated November 30, 2022, relating to the Small Cap Value Portfolio; (2) the Sixth
Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and T. Rowe Price Associates,
Inc. (“TRPA”) dated November 30, 2022, relating to the Equity Income, Growth Stock and Short-Term Bond Portfolios
(together with an amendment thereto incorporating a sub-advisory fee reduction for the Short-Term Bond Portfolio); (3) the
Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Pacific Investment
Management Company LLC (“PIMCO”) dated November 30, 2022, relating to the Long-Term U.S. Government Bond and
Multi-Sector Bond Portfolios; (4) the Third Amended and Restated Investment Sub-Advisory Agreement between Mason
Street Advisors and BlackRock Advisors, LLC (“BlackRock”), dated November 30, 2022, relating to the Government Money
Market Portfolio, and the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and
BlackRock, dated November 30, 2022 related to the Index 500 Stock Portfolio; and (5) the Amended and Restated Investment
Sub-Advisory Agreement between Mason Street Advisors and Allspring Global Investments, LLC (“Allspring”) dated November
30, 2022, relating to the Select Bond Portfolio.
American Century, Federated, Loomis Sayles, TRPIM, TRPA, PIMCO, BlackRock and Allspring are sometimes collectively referred to hereinafter as the “Sub-Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-
Advised Portfolios.” The Investment Sub-Advisory Agreements with American Century, Federated, Loomis Sayles, TRPIM, TRPA,
PIMCO, BlackRock and Allspring are collectively referred to herein as the “Sub-Advisory Agreements.”

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
In determining whether to approve the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each of the foregoing meetings to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the approval and continuation of the Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their approval was formally considered, the evaluation process with respect to the Sub-Advisers and the nature, extent and quality of the services they provide to the Sub-Advised Portfolios pursuant to the terms of the Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.
The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the consideration of continuance of the Sub-Advisory Agreements and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to the Sub-
Advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent
Directors had the opportunity to meet privately without representatives of Mason Street Advisors or the Sub-Advisers present, and were represented throughout the process by legal counsel.
Approval and Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisors
At its August 28, 2025 and December 16, 2025 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements. In connection with those meetings, the Directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the Directors also had available for consideration each Sub-Adviser’s Section 15(c) Report, which contained questionnaire responses from the Sub-
Advisers designed to assist the Directors in fulfilling their responsibilities when considering the approval of the Sub-Advisory
Agreements. The Directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Sub-Advisers, and other materials prepared by Mason Street Advisors. The materials contained detailed information on performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each of the Sub-Advisers.
The Directors also considered their experience with and knowledge of the nature and quality of the services provided by the
Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.
The material factors and conclusions that formed the basis for the Board’s approval of each of the Sub-Advisory Agreements include those discussed below. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different Directors may have placed greater weight on certain factors than did other Directors.
Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the
Directors reviewed each Sub-Adviser’s financial strength, assets under management, and overall reputation. The Directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to each Sub-Advised Portfolio. With respect to Loomis Sayles, sub-adviser to the Focused Appreciation Portfolio, the Directors remarked favorably about the impressive investment process the firm undertakes. The Directors additionally noted their appreciation of examples provided by Loomis Sayles of long-term investments that they continue to hold in the strategy. With respect to the High Yield Bond Portfolio, sub-advised by Federated, the Directors viewed favorably the portfolio manager’s long history of investing in the strategy. The Directors additionally noted their appreciation of the level of detail and thoughtfulness of the Federated presentation.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
With respect to TRPA and TRPIM, sub-advisers to the Growth Stock, Equity Income, Short-Term Bond and Small Cap Value
Portfolios, respectively, the Directors noted favorably the thoughtfulness of both firms’ presentations. They additionally remarked favorably on each firm’s focus on stock selection and their efforts around risk management. Additionally, with respect to the Short-Term Bond Portfolio, the Directors considered positively the portfolio manager’s experience with securitized investments. With respect to BlackRock, the Directors noted that they had no concerns with the personnel or extent of services provided by the firm to the Government Money Market Portfolio or the Index 500 Stock Portfolio. The Directors additionally noted that the Portfolios benefitted from the firm’s substantial resources and top-class technology. With respect to PIMCO, the
Directors noted the portfolio managers for the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios provided impressive presentations and thoughtful responses to questions.
With respect to Allspring, sub-adviser to the Select Bond Portfolio, the Directors noted their appreciation for the portfolio management team’s research and investment process, including their ability to enter into and exit out of positions at opportune times.
The Directors considered informational updates given by the portfolio managers associated with each Sub-Adviser, which included reports regarding how the Sub-Advised Portfolios were being positioned in the current market environment. The
Directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with certain of the Sub-Advisers.
The Directors also considered and expressed satisfaction with each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-
Advisers for their respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios
Investment Performance. The Directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to reviewing the performance of each Sub-Advised Portfolio for both short-term and long-term periods, the Directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each
Sub-Advised Portfolio’s respective Morningstar peer groups for the same periods, (ii) the Morningstar overall star rating for each Sub-Advised Portfolio and (iii) the Morningstar performance rankings for one-, three- and five-year time periods
(as applicable). The Directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The Directors further considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.
With respect to Loomis Sayles, the Directors considered that the Focused Appreciation Portfolio had experienced strong returns over a long period. The Directors affirmed there were no current concerns with respect to performance of the Portfolio. With respect to Federated, the Directors commented on the very positive long-term performance record and observed favorably that the portfolio manager had been consistent in adhering to the firm’s investment strategy as applied to the High Yield
Portfolio. The Directors noted that Federated had achieved strong performance results despite the defensive spread positioning amidst a “risk on” environment. The Directors also noted that the portfolio manager had provided thoughtful answers to the questions posed by the Board members at the firm’s presentation.
With respect to American Century, the Directors considered that the Mid Cap Value and Large Company Value Portfolios had
experienced near-term negative performance, but that negative performance was expected given the Portfolios’ strategies and the market environment. The Directors additionally noted with respect to the Mid Cap Value and Large Company Value

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Portfolios that the portfolio management teams had done well to ensure sufficient downside protection in the event of market downturn. Finally, the Directors discussed favorably the consistent implementation of the firm’s investment process, noting that company fundamentals continued to drive investment decisions. With respect to the Inflation Managed Portfolio, the
Directors were satisfied with the Portfolio’s performance, expressed a high level of confidence in the individual who had been identified as the current portfolio manager’s successor for the Portfolio, and cited no overall concerns.
With respect to Allspring, the Directors appreciated the Select Bond Portfolio’s near-term positive performance, and commented that it was especially notable given the Portfolio’s neutral positioning on duration. The Directors noted that the firm excelled in finding value within sectors. With respect to PIMCO, the Directors indicated that the portfolio manager for the
Multi-Sector Bond Portfolio in particular had delivered exceedingly positive results over the past few years. Additionally, with respect to the Multi-Sector Bond Portfolio, the Directors noted their appreciation of the portfolio management team’s ability to assess market opportunities across various sectors.
With respect to the Small Cap Value Portfolio managed by TRPIM, the Directors considered the Small Cap Value Portfolio’s performance in light of the investment team’s fundamentally-driven strategy, noting that the firm’s analytical work and research process was very robust. With regard to the Growth Stock Portfolio, the Directors considered that the portfolio managers demonstrated a thoughtful understanding of risk factors and observed positively the firm’s use of certain risk management tools.
The Directors observed that the portfolio managers for each of the Sub-Advised Portfolios had provided thoughtful answers to the questions posed by the Directors and that in each case the Sub-Advisers firm had been disciplined in consistently adhering to the investment style applicable to the individual Portfolio.
In addition to performance information presented at the meeting, the Directors considered the performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year.
Generally speaking, while attentive to short-term performance results because of the trend that such performance might signal, the Directors placed greater weight on longer-term performance. For the reasons summarized above, the Board concluded that, considering the investment performance within the context of its overall determinations regarding the Sub-
Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.
Management Fees and Other Expenses. The Directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The Directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The Directors also considered the sub-advisory fees paid by Mason Street
Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly managed accounts. In considering the level of management fees, the Directors also considered the size of the
Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the applicable expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.
As part of their evaluation, the Directors received and reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data comparing each Sub-Advised Portfolio’s net and total expenses with those in a category of funds underlying variable insurance products. Categories were selected by
Broadridge based upon having similar investment classifications, objectives, and asset allocations. The Directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The Directors considered that the Broadridge expense rankings of the Mid Cap Value and Inflation Managed Portfolios
sub-advised by American Century, the High Yield Bond Portfolio sub-advised by Federated, the Focused Appreciation Portfolio sub-advised by Loomis Sayles, the Short-Term Bond, Equity Income and Growth Stock Portfolios sub-advised by TRPA, the
Select Bond Portfolio sub-advised by Allspring, and the Index 500 Stock Portfolio sub-advised by BlackRock, were in the top
Broadridge quartile (meaning lowest net expenses) of their respective categories. The Directors considered that the expense rankings of the Large Company Value Portfolio sub-advised by American Century, the Small Cap Value Portfolio sub-advised by
TRPIM, the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios sub-advised by PIMCO, and the Government
Money Market Portfolio sub-advised by BlackRock were within the second quartile of their respective categories. The Directors

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
also considered that reduced sub-advisory fee schedules would be put into place for the High Yield Bond Portfolio (sub-advised by Federated) and Short-Term Bond Portfolio (sub-advised by TRPA) in connection with the approval of the each Sub-Advisory
Agreement.
Based on their review of the above information and other factors deemed relevant by the Directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time and the expense limitation and fee waivers that are in place.
Costs and Profitability. The Directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The Directors considered Mason Street Advisors’ fee and expense analysis regarding fees, expenses and profit margins related to the Sub-Advised Portfolios on a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to expenses. The profitability information presented for the
Directors’ consideration was supplemented by the aforementioned information regarding the expense-based ranking of each
Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The Directors recognized that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The
Directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information may have been developed using a variety of assumptions and other factors. The Directors concluded that they had received sufficient information to evaluate the issues related to costs and profitability.
The Directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of mutual fund families advised by certain Sub-
Advisers to the Sub-Advised Portfolios on the brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in mutual fund partner programs offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The Directors reviewed information concerning certain of the Sub-Advisers’
soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised
Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-
Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.
Economies of Scale. The Directors considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with the Sub-Advised Portfolio’s investors. The Directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios, as applicable, and the extent to which each Sub-Advised Portfolio may benefit from economies of scale through those breakpoints. The Directors took into account the expense limitation arrangements in place for the Mid Cap Value, Large Company Value, Inflation Managed, Focused Appreciation, Short-Term
Bond, Small Cap Value, Equity Income, Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios, and the fee waiver arrangements in place with respect to the Mid Cap Value, Large Company Value, Inflation Managed, High Yield Bond, Focused
Appreciation, Short-Term Bond, Small Cap Value, Equity Income, Growth Stock, Select Bond, Long-Term U.S. Government
Bond, Multi-Sector Bond, Government Money Market, and Index 500 Stock Portfolios. The Directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.
Other Information. The Directors were presented with other information intended to assist them in their consideration of the continuation of the Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street
Advisors to the Sub-Advised Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The Directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each
Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The Directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.
Conclusions of the Directors. Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Sub-Advisory Agreements were fair and reasonable and approved each Sub-Advisory Agreement as being in the best interests of each Portfolio.

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Financial Highlights are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 8.            Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

                        None.

Item 9.            Proxy Disclosures for Open-End Management Investment Companies

None.

Item 10.          Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Directors’ and Officers’ fees paid by the fund are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 11.          Statement Regarding Basis for Approval of Investment Advisory Contract

Full list of the approved investment advisory contracts are included within the Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 12.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                        Not applicable.

Item 13.          Portfolio Managers of Closed-End Management Investment Companies.

                        Not applicable.

Item 14.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                        Not applicable.

Item 15.          Submission of Matters to a Vote of Security Holders

                        Not applicable.

Item 16.          Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing, as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                        Not applicable.

Item 18.          Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.          Exhibits

(a)(1) The code of ethics referred to in the response to Item 2 above is attached as exhibit EX-99.12(a)(1).

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   February 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   February 16, 2026

By:      /s/Phillip J. Rinzel
Phillip J. Rinzel
Treasurer and Principal Financial Officer

Date:   February 16, 2026